Schwab Strategic Trust
Schwab U.S. Broad Market ETF

Portfolio Holdings as of May 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.9%
Adient plc *	50,992	1,717,920
American Axle & Manufacturing Holdings, Inc. *	63,028	425,439
Aptiv plc *	143,068	12,601,429
Autoliv, Inc.	40,995	3,341,093
BorgWarner, Inc.	123,649	5,481,360
Canoo, Inc. *(a)	173,156	96,275
Dana, Inc.	68,944	887,309
Dorman Products, Inc. *	14,797	1,214,094
Faraday Future Intelligent Electric, Inc. *	277,665	68,472
Fisker, Inc. *(a)	86,999	546,354
Ford Motor Co.	2,069,305	24,831,660
Fox Factory Holding Corp. *	22,343	1,986,740
General Motors Co.	738,659	23,939,938
Gentex Corp.	124,570	3,271,208
Gentherm, Inc. *	17,880	982,685
Harley-Davidson, Inc.	70,564	2,195,246
Holley, Inc. *	28,971	85,754
LCI Industries	13,058	1,410,786
Lear Corp.	31,396	3,851,033
Lordstown Motors Corp., Class A (a)	7,283	24,762
Lucid Group, Inc. *(a)	340,538	2,642,575
Luminar Technologies, Inc. *(a)	126,552	861,819
Mobileye Global, Inc., Class A *(a)	24,619	1,097,269
Modine Manufacturing Co. *	26,710	728,916
Patrick Industries, Inc.	11,428	748,877
QuantumScape Corp. *(a)	146,849	953,050
Rivian Automotive, Inc., Class A *	289,881	4,269,947
Solid Power, Inc. *(a)	58,847	128,875
Standard Motor Products, Inc.	9,653	340,944
Stoneridge, Inc. *	13,655	223,396
Tesla, Inc. *	1,425,111	290,622,886
The Goodyear Tire & Rubber Co. *	152,097	2,088,292
Thor Industries, Inc.	28,277	2,213,241
Visteon Corp. *	14,894	1,989,541
Winnebago Industries, Inc.	16,045	892,744
Workhorse Group, Inc. *(a)	93,852	78,901
XPEL, Inc. *	10,223	704,058
		399,544,888

Banks 3.2%
1st Source Corp.	9,184	377,738
Ameris Bancorp	34,765	1,097,183
Arrow Financial Corp.	9,149	166,878
Associated Banc-Corp.	80,064	1,185,748
Atlantic Union Bankshares Corp.	39,126	1,000,061
Axos Financial, Inc. *	28,644	1,083,316
Banc of California, Inc.	29,060	310,651
BancFirst Corp.	9,090	768,741
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank of America Corp.	3,700,417	102,834,588
Bank of Hawaii Corp. (a)	21,205	830,176
Bank of Marin Bancorp	7,905	127,824
Bank OZK	58,749	2,031,540
BankUnited, Inc.	39,846	753,886
Banner Corp.	18,161	785,826
Berkshire Hills Bancorp, Inc.	23,011	470,575
BOK Financial Corp.	15,016	1,221,101
Brookline Bancorp, Inc.	46,474	382,016
Byline Bancorp, Inc.	12,149	215,280
Cadence Bank	96,096	1,725,884
Camden National Corp.	7,417	218,876
Capitol Federal Financial, Inc.	67,531	403,835
Cathay General Bancorp	38,012	1,111,471
Central Pacific Financial Corp.	14,170	207,024
Citigroup, Inc.	1,027,143	45,522,978
Citizens Financial Group, Inc.	261,298	6,736,262
Citizens Financial Services, Inc.	2,200	165,264
City Holding Co.	7,825	674,437
Columbia Banking System, Inc.	111,077	2,224,872
Columbia Financial, Inc. *	17,498	282,593
Comerica, Inc.	69,613	2,513,029
Commerce Bancshares, Inc.	59,795	2,867,170
Community Bank System, Inc.	28,753	1,421,548
Community Trust Bancorp, Inc.	8,318	280,317
ConnectOne Bancorp, Inc.	19,459	264,253
CrossFirst Bankshares, Inc. *	21,092	203,327
Cullen/Frost Bankers, Inc.	33,769	3,383,654
Customers Bancorp, Inc. *	16,798	386,690
CVB Financial Corp.	69,523	834,971
Dime Community Bancshares, Inc.	16,514	267,527
Eagle Bancorp, Inc.	16,687	332,572
East West Bancorp, Inc.	74,719	3,575,304
Eastern Bankshares, Inc.	84,954	921,751
Enterprise Financial Services Corp.	19,555	794,324
F.N.B. Corp.	191,576	2,105,420
FB Financial Corp.	18,083	482,093
Fifth Third Bancorp	361,936	8,784,187
Financial Institutions, Inc.	7,751	121,768
First BanCorp	95,992	1,071,271
First Bancorp/Southern Pines NC	21,796	656,060
First Busey Corp.	26,693	499,159
First Citizens BancShares, Inc., Class A	6,317	7,878,562
First Commonwealth Financial Corp.	54,705	692,018
First Community Bankshares, Inc.	7,322	195,205
First Financial Bancorp	49,926	946,597
First Financial Bankshares, Inc.	69,144	1,790,830
First Financial Corp.	5,687	184,486
First Foundation, Inc.	27,147	105,330
First Hawaiian, Inc.	67,803	1,118,071
First Horizon Corp.	285,390	2,942,371
First Interstate BancSystem, Inc., Class A	47,443	1,046,118
First Merchants Corp.	31,572	835,079
First Mid Bancshares, Inc.	8,943	214,543

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Flushing Financial Corp.	14,354	167,224
Fulton Financial Corp.	89,276	996,320
German American Bancorp, Inc.	14,933	412,151
Glacier Bancorp, Inc.	58,971	1,699,544
Great Southern Bancorp, Inc.	4,752	231,090
Hancock Whitney Corp.	45,435	1,659,741
Hanmi Financial Corp.	15,195	218,808
HarborOne Bancorp, Inc.	21,833	179,031
Heartland Financial USA, Inc.	19,731	544,378
Heritage Commerce Corp.	30,566	222,520
Heritage Financial Corp.	18,701	305,761
Hilltop Holdings, Inc.	23,951	707,034
Home BancShares, Inc.	99,646	2,139,400
HomeStreet, Inc.	9,640	50,514
Hope Bancorp, Inc.	64,661	518,581
Horizon Bancorp, Inc.	21,610	192,113
Huntington Bancshares, Inc.	765,513	7,892,439
Independent Bank Corp.	24,074	1,062,626
Independent Bank Group, Inc.	18,469	616,311
International Bancshares Corp.	27,555	1,177,150
JPMorgan Chase & Co.	1,554,685	210,986,301
Kearny Financial Corp.	38,186	260,810
KeyCorp	494,876	4,622,142
Lakeland Bancorp, Inc.	33,194	431,854
Lakeland Financial Corp.	13,179	661,981
LINKBANCORP, Inc.	7,005	34,325
Live Oak Bancshares, Inc.	18,217	394,216
Luther Burbank Corp.	6,823	58,678
M&T Bank Corp.	89,716	10,690,559
Mercantile Bank Corp.	7,189	187,130
Metrocity Bankshares, Inc.	8,494	139,556
Midland States Bancorp, Inc.	10,960	211,966
National Bank Holdings Corp., Class A	19,775	591,866
NBT Bancorp, Inc.	22,285	747,662
New York Community Bancorp, Inc.	381,380	3,920,586
Nicolet Bankshares, Inc.	7,252	450,132
Northfield Bancorp, Inc.	22,122	226,308
Northwest Bancshares, Inc.	65,959	693,229
OceanFirst Financial Corp.	31,951	453,704
OFG Bancorp	24,758	600,629
Old National Bancorp	154,433	1,918,058
Origin Bancorp, Inc.	15,913	452,725
Pacific Premier Bancorp, Inc.	51,231	964,680
PacWest Bancorp (a)	61,691	397,907
Park National Corp.	7,876	777,755
Pathward Financial, Inc.	14,798	650,224
Peapack-Gladstone Financial Corp.	7,818	206,317
Peoples Bancorp, Inc.	14,454	371,034
Pinnacle Financial Partners, Inc.	40,830	1,986,380
Popular, Inc.	37,916	2,168,037
Preferred Bank	6,654	306,882
Premier Financial Corp.	18,020	251,199
Prosperity Bancshares, Inc.	48,546	2,775,860
Provident Financial Services, Inc.	39,336	624,656
QCR Holdings, Inc.	9,022	346,625
Regions Financial Corp.	493,914	8,529,895
Renasant Corp.	30,102	786,264
Republic Bancorp, Inc., Class A	2,755	116,096
S&T Bancorp, Inc.	19,948	535,005
Sandy Spring Bancorp, Inc.	23,412	490,247
Seacoast Banking Corp. of Florida	45,056	931,758
ServisFirst Bancshares, Inc.	26,105	1,052,032
Simmons First National Corp., Class A	68,143	1,108,687
Southside Bancshares, Inc.	15,903	421,430
SouthState Corp.	40,157	2,510,616
Stellar Bancorp, Inc.	24,527	570,498
Stock Yards Bancorp, Inc.	15,191	636,503
SECURITY	NUMBER OF SHARES	VALUE ($)
Synovus Financial Corp.	77,423	2,097,389
Texas Capital Bancshares, Inc. *	25,688	1,215,042
The Bancorp, Inc. *	29,526	911,172
The First Bancshares, Inc.	15,080	392,683
The First of Long Island Corp.	10,421	106,398
The PNC Financial Services Group, Inc.	212,642	24,630,323
Tompkins Financial Corp.	6,406	335,034
Towne Bank	36,427	846,564
TriCo Bancshares	17,768	578,526
Triumph Financial, Inc. *	12,184	632,593
Truist Financial Corp.	703,050	21,421,934
TrustCo Bank Corp.	9,555	264,005
Trustmark Corp.	33,063	690,355
U.S Bancorp	738,060	22,067,994
UMB Financial Corp.	22,914	1,297,849
United Bankshares, Inc.	71,560	2,105,295
United Community Banks, Inc.	61,482	1,390,108
Univest Financial Corp.	15,747	279,194
Valley National Bancorp	224,123	1,654,028
Veritex Holdings, Inc.	28,549	493,041
Washington Federal, Inc.	34,871	906,995
Washington Trust Bancorp, Inc.	8,591	218,727
Webster Financial Corp.	92,501	3,288,411
Wells Fargo & Co.	2,019,827	80,409,313
WesBanco, Inc.	31,202	753,216
Westamerica BanCorp	14,299	540,931
Western Alliance Bancorp (a)	57,673	1,955,115
Wintrust Financial Corp.	32,333	2,055,409
WSFS Financial Corp.	32,823	1,097,601
Zions Bancorp NA (a)	78,949	2,154,518
		690,665,732

Capital Goods 6.1%
374Water, Inc. *(a)	31,883	82,577
3D Systems Corp. *	70,871	581,142
3M Co.	291,255	27,177,004
A.O. Smith Corp.	66,992	4,283,468
AAON, Inc.	22,264	1,928,285
AAR Corp. *	17,281	865,951
Acuity Brands, Inc.	17,067	2,571,826
Advanced Drainage Systems, Inc.	33,258	3,218,377
AECOM	73,421	5,730,509
Aerojet Rocketdyne Holdings, Inc. *	40,008	2,179,636
AeroVironment, Inc. *	13,549	1,265,612
AGCO Corp.	32,932	3,631,741
Air Lease Corp.	54,949	2,089,161
Alamo Group, Inc.	5,404	899,550
Albany International Corp., Class A	16,564	1,406,615
Allegion plc	46,657	4,886,854
Allison Transmission Holdings, Inc.	48,746	2,305,686
Ameresco, Inc., Class A *	17,768	765,445
American Woodmark Corp. *	8,526	507,297
AMETEK, Inc.	121,764	17,664,303
Amprius Technologies, Inc. *	6,954	52,920
API Group Corp. *	107,254	2,423,940
Apogee Enterprises, Inc.	11,412	421,217
Applied Industrial Technologies, Inc.	20,271	2,492,522
Archer Aviation, Inc., Class A *	78,629	234,314
Arcosa, Inc.	25,629	1,682,800
Argan, Inc.	7,046	285,011
Armstrong World Industries, Inc.	24,432	1,525,534
Array Technologies, Inc. *	73,435	1,628,054
Astec Industries, Inc.	12,606	464,657
Astra Space, Inc. *	121,423	43,700
Atkore, Inc. *	20,904	2,440,960
Axon Enterprise, Inc. *	35,580	6,863,738
AZZ, Inc.	13,413	468,248

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Babcock & Wilcox Enterprises, Inc. *	39,140	187,872
Barnes Group, Inc.	26,851	1,056,587
Beacon Roofing Supply, Inc. *	26,661	1,704,704
Berkshire Grey, Inc. *	33,215	46,169
Blink Charging Co. *(a)	26,820	180,499
Bloom Energy Corp., Class A *	95,252	1,306,857
Boise Cascade Co.	20,629	1,481,575
Builders FirstSource, Inc. *	77,922	9,035,056
BWX Technologies, Inc.	48,137	2,903,624
Carlisle Cos., Inc.	27,390	5,818,732
Carrier Global Corp.	441,071	18,039,804
Caterpillar, Inc.	275,848	56,755,726
ChargePoint Holdings, Inc. *(a)	140,262	1,356,334
Chart Industries, Inc. *	22,612	2,481,215
CIRCOR International, Inc. *	10,462	303,189
Columbus McKinnon Corp.	15,146	552,526
Comfort Systems USA, Inc.	18,938	2,802,445
Construction Partners, Inc., Class A *	21,744	601,656
Core & Main, Inc., Class A *	39,573	1,058,182
Crane Co.	25,475	1,851,014
Crane NXT Co.	25,475	1,340,749
CSW Industrials, Inc.	8,307	1,177,268
Cummins, Inc.	74,860	15,302,133
Curtiss-Wright Corp.	20,266	3,203,244
Custom Truck One Source, Inc. *	34,604	222,850
Deere & Co.	143,374	49,604,537
Desktop Metal, Inc., Class A *(a)	107,572	200,084
Donaldson Co., Inc.	64,140	3,754,114
Douglas Dynamics, Inc.	11,781	332,931
Dover Corp.	73,888	9,851,487
Dragonfly Energy Holdings Corp. *	7,302	19,277
DXP Enterprises, Inc. *	8,921	285,204
Dycom Industries, Inc. *	15,540	1,576,222
Eaton Corp. plc	210,679	37,058,436
EMCOR Group, Inc.	25,124	4,141,440
Emerson Electric Co.	302,866	23,526,631
Encore Wire Corp.	9,712	1,589,563
Energy Recovery, Inc. *	30,710	731,205
Energy Vault Holdings, Inc. *(a)	31,592	66,343
Enerpac Tool Group Corp.	29,913	760,388
EnerSys	21,685	2,109,300
Enovix Corp. *	56,420	748,693
EnPro Industries, Inc.	11,002	1,112,082
Esab Corp.	27,149	1,594,189
ESCO Technologies, Inc.	13,914	1,252,260
ESS Tech, Inc. *(a)	41,733	47,993
Fastenal Co.	302,448	16,286,825
Federal Signal Corp.	31,907	1,690,752
Ferguson plc	109,315	15,840,837
Flowserve Corp.	69,694	2,268,540
Fluence Energy, Inc. *	19,581	485,609
Fluor Corp. *	75,460	2,004,218
Fortive Corp.	186,757	12,159,748
Fortune Brands Innovations, Inc.	68,073	4,115,013
Franklin Electric Co., Inc.	20,644	1,877,778
FTAI Aviation Ltd., Class A	53,366	1,496,916
FTC Solar, Inc. *	19,967	55,109
FuelCell Energy, Inc. *(a)	220,593	467,657
Gates Industrial Corp. plc *	60,433	708,275
GATX Corp.	18,830	2,239,075
Generac Holdings, Inc. *	33,781	3,679,427
General Dynamics Corp.	119,136	24,325,188
General Electric Co.	576,647	58,546,970
Gibraltar Industries, Inc. *	16,726	874,770
Global Industrial Co.	9,194	228,747
GMS, Inc. *	22,320	1,413,526
Graco, Inc.	89,278	6,828,874
GrafTech International Ltd.	98,078	420,755
Granite Construction, Inc.	23,505	850,646
SECURITY	NUMBER OF SHARES	VALUE ($)
Great Lakes Dredge & Dock Corp. *	33,976	215,408
Griffon Corp.	25,433	801,648
H&E Equipment Services, Inc.	18,276	657,205
Hayward Holdings, Inc. *	72,711	789,641
HEICO Corp.	21,072	3,257,310
HEICO Corp., Class A	37,167	4,528,799
Helios Technologies, Inc.	17,237	852,370
Herc Holdings, Inc.	13,319	1,350,813
Hexcel Corp.	44,747	3,087,096
Hillenbrand, Inc.	36,976	1,773,739
Hillman Solutions Corp. *	89,595	725,720
Honeywell International, Inc.	353,712	67,771,219
Howmet Aerospace, Inc.	195,106	8,340,781
Hubbell, Inc.	28,319	7,998,985
Huntington Ingalls Industries, Inc.	21,019	4,232,806
Hyliion Holdings Corp. *	77,446	127,011
Hyster-Yale Materials Handling, Inc.	5,890	275,416
Hyzon Motors, Inc. *	50,908	27,999
IDEX Corp.	39,931	7,952,658
IES Holdings, Inc. *	4,674	221,641
Illinois Tool Works, Inc.	147,347	32,229,209
Ingersoll Rand, Inc.	213,674	12,106,769
Insteel Industries, Inc.	9,580	286,729
ITT, Inc.	43,007	3,275,413
Janus International Group, Inc. *	41,232	364,079
JELD-WEN Holding, Inc. *	44,806	586,511
John Bean Technologies Corp.	17,051	1,817,807
Johnson Controls International plc	363,904	21,725,069
Kadant, Inc.	6,262	1,188,027
Kaman Corp.	14,779	307,108
Kennametal, Inc.	43,423	1,082,101
Kratos Defense & Security Solutions, Inc. *	67,853	891,588
L3Harris Technologies, Inc.	100,821	17,736,430
Lennox International, Inc.	17,157	4,726,925
Lincoln Electric Holdings, Inc.	30,505	5,175,478
Lindsay Corp.	5,967	702,913
Lockheed Martin Corp.	120,541	53,521,409
Markforged Holding Corp. *	36,376	32,375
Masco Corp.	119,344	5,766,702
Masonite International Corp. *	11,671	1,027,865
MasTec, Inc. *	31,485	3,191,320
Masterbrand, Inc. *	68,017	706,016
McGrath RentCorp	12,987	1,153,375
MDU Resources Group, Inc.	106,763	3,115,344
Mercury Systems, Inc. *	30,592	1,241,729
Microvast Holdings, Inc. *	93,880	116,411
Moog, Inc., Class A	15,039	1,461,941
MRC Global, Inc. *	43,720	379,927
MSC Industrial Direct Co., Inc., Class A	25,079	2,255,104
Mueller Industries, Inc.	29,936	2,223,047
Mueller Water Products, Inc., Class A	83,020	1,137,374
MYR Group, Inc. *	8,809	1,123,148
National Presto Industries, Inc.	2,567	191,344
Nauticus Robotics, Inc. *	11,945	23,293
NEXTracker, Inc., Class A *	14,304	547,128
Nikola Corp. *(a)	202,397	126,296
Nordson Corp.	28,525	6,216,453
Northrop Grumman Corp.	76,287	33,222,226
NOW, Inc. *	59,511	529,053
nVent Electric plc	88,475	3,838,045
Omega Flex, Inc.	1,630	169,797
Oshkosh Corp.	34,900	2,576,667
Otis Worldwide Corp.	219,924	17,486,157
Owens Corning	49,365	5,248,980
PACCAR, Inc.	276,597	19,024,342
Parker-Hannifin Corp.	67,802	21,726,473
Parsons Corp. *	17,041	761,562

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pentair plc	87,317	4,843,474
PGT Innovations, Inc. *	32,355	804,669
Plug Power, Inc. *(a)	276,797	2,302,951
Primoris Services Corp.	28,118	753,562
Proterra, Inc. *	104,274	111,573
Proto Labs, Inc. *	14,575	448,327
Quanex Building Products Corp.	18,040	379,020
Quanta Services, Inc.	75,731	13,448,311
Raytheon Technologies Corp.	776,353	71,533,165
RBC Bearings, Inc. *	15,453	3,064,175
Regal Rexnord Corp.	35,053	4,553,034
Resideo Technologies, Inc. *	76,969	1,233,813
REV Group, Inc.	18,220	184,751
Rocket Lab USA, Inc. *(a)	113,619	520,375
Rockwell Automation, Inc.	60,692	16,908,791
Rush Enterprises, Inc., Class A	22,830	1,193,324
Rush Enterprises, Inc., Class B	3,395	197,555
Sarcos Technology & Robotics Corp. *	73,886	28,823
Sensata Technologies Holding plc	81,157	3,369,639
SES AI Corp. *	75,227	113,593
Shoals Technologies Group, Inc., Class A *	84,809	1,992,163
Simpson Manufacturing Co., Inc.	22,675	2,679,958
SiteOne Landscape Supply, Inc. *	23,958	3,303,569
Snap-on, Inc.	28,179	7,012,626
Spirit AeroSystems Holdings, Inc., Class A	55,348	1,471,703
SPX Technologies, Inc. *	24,141	1,843,407
Standex International Corp.	6,564	893,951
Stanley Black & Decker, Inc.	78,345	5,873,525
Stem, Inc. *(a)	79,435	438,481
SunPower Corp. *	45,034	477,360
Sunrun, Inc. *	113,068	1,994,520
Tecnoglass, Inc.	10,428	398,350
Tennant Co.	10,110	739,041
Terex Corp.	35,775	1,658,887
Terran Orbital Corp. *(a)	29,527	34,547
Textron, Inc.	110,721	6,850,308
The AZEK Co., Inc. *	64,061	1,489,418
The Boeing Co. *	297,890	61,275,973
The Gorman-Rupp Co.	12,975	310,492
The Greenbrier Cos., Inc.	16,982	461,401
The Manitowoc Co., Inc. *	18,866	270,727
The Middleby Corp. *	28,280	3,732,960
The Shyft Group, Inc.	17,841	419,442
The Timken Co.	35,035	2,506,754
The Toro Co.	55,644	5,443,653
Thermon Group Holdings, Inc. *	18,290	419,573
Titan International, Inc. *	28,264	279,531
Titan Machinery, Inc. *	10,606	267,802
TPI Composites, Inc. *	21,354	227,634
Trane Technologies plc	121,190	19,781,844
TransDigm Group, Inc.	27,456	21,241,334
Trex Co., Inc. *	57,923	2,974,346
Trinity Industries, Inc.	42,661	902,280
Triton International Ltd.	30,751	2,541,263
Triumph Group, Inc. *	32,938	368,576
Tutor Perini Corp. *	22,479	121,387
UFP Industries, Inc.	32,768	2,559,181
United Rentals, Inc.	36,696	12,248,758
Univar Solutions, Inc. *	86,174	3,069,518
V2X, Inc. *	5,699	235,084
Valmont Industries, Inc.	11,308	2,965,749
Velo3D, Inc. *(a)	30,713	59,276
Veritiv Corp.	7,260	766,583
Vertiv Holdings Co.	160,343	3,094,620
Vicor Corp. *	12,125	671,119
View, Inc. *	32,861	5,123
SECURITY	NUMBER OF SHARES	VALUE ($)
Virgin Galactic Holdings, Inc. *(a)	131,649	455,506
W.W. Grainger, Inc.	23,829	15,465,498
Wabash National Corp.	25,175	590,354
Watsco, Inc.	17,643	5,722,860
Watts Water Technologies, Inc., Class A	14,610	2,314,954
WESCO International, Inc.	23,753	3,263,187
Westinghouse Air Brake Technologies Corp.	96,411	8,930,551
WillScot Mobile Mini Holdings Corp. *	110,441	4,757,798
Woodward, Inc.	31,711	3,342,657
Xometry, Inc., Class A *	15,414	282,076
Xylem, Inc.	126,675	12,692,835
Zurn Elkay Water Solutions Corp., Class C	76,336	1,718,323
		1,318,300,943

Commercial & Professional Services 1.6%
ABM Industries, Inc.	35,318	1,559,643
ACCO Brands Corp.	54,585	264,191
Alight, Inc., Class A *	166,272	1,406,661
ASGN, Inc. *	26,631	1,742,466
Automatic Data Processing, Inc.	219,654	45,905,489
Barrett Business Services, Inc.	3,846	323,064
BlackSky Technology, Inc. *	30,434	41,695
Booz Allen Hamilton Holding Corp.	70,058	7,046,434
Brady Corp., Class A	24,187	1,153,236
BrightView Holdings, Inc. *	24,505	161,733
Broadridge Financial Solutions, Inc.	62,194	9,125,104
CACI International, Inc., Class A *	12,511	3,743,541
Casella Waste Systems, Inc., Class A *	26,692	2,406,551
CBIZ, Inc. *	26,103	1,316,113
Ceridian HCM Holding, Inc. *	81,297	5,028,219
Cimpress plc *	10,155	485,206
Cintas Corp.	45,700	21,576,798
Clarivate plc *	228,817	1,784,773
Clean Harbors, Inc. *	26,654	3,742,222
Concentrix Corp.	22,540	1,976,758
Conduent, Inc. *	88,974	269,591
Copart, Inc. *	226,771	19,862,872
CoreCivic, Inc. *	60,510	521,596
CoStar Group, Inc. *	215,026	17,073,064
CSG Systems International, Inc.	16,086	771,806
Deluxe Corp.	23,883	363,499
Driven Brands Holdings, Inc. *	29,934	743,261
Dun & Bradstreet Holdings, Inc.	117,092	1,170,920
Ennis, Inc.	14,267	276,352
Equifax, Inc.	64,655	13,488,326
ExlService Holdings, Inc. *	17,472	2,637,224
Exponent, Inc.	26,921	2,458,426
First Advantage Corp. *	30,390	410,569
FiscalNote Holdings, Inc. *	37,797	80,508
Forrester Research, Inc. *	6,590	189,133
Franklin Covey Co. *	6,805	251,241
FTI Consulting, Inc. *	18,231	3,427,610
Genpact Ltd.	89,061	3,275,664
Harsco Corp. *	45,350	383,661
Healthcare Services Group, Inc.	39,104	528,295
Heidrick & Struggles International, Inc.	10,894	264,179
Heritage-Crystal Clean, Inc. *	8,795	291,642
HireRight Holdings Corp. *	10,296	105,328
HNI Corp.	22,299	568,624
Huron Consulting Group, Inc. *	10,585	860,349
ICF International, Inc.	8,984	1,006,118

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Insperity, Inc.	18,979	2,101,355
Interface, Inc.	29,324	203,215
Jacobs Solutions, Inc.	67,082	7,352,187
KBR, Inc.	72,636	4,286,977
Kelly Services, Inc., Class A	18,956	331,351
Kforce, Inc.	10,564	608,381
Korn Ferry	27,591	1,296,777
LegalZoom.com, Inc. *	51,157	572,447
Leidos Holdings, Inc.	72,339	5,646,782
Liquidity Services, Inc. *	11,586	175,296
ManpowerGroup, Inc.	26,449	1,855,926
Matthews International Corp., Class A	16,298	627,473
Maximus, Inc.	32,198	2,606,750
MillerKnoll, Inc.	40,741	552,041
Montrose Environmental Group, Inc. *	14,308	502,068
MSA Safety, Inc.	19,482	2,679,944
NV5 Global, Inc. *	6,551	593,652
OPENLANE, Inc. *	59,511	893,855
Paychex, Inc.	169,602	17,796,338
Paycom Software, Inc.	25,627	7,178,891
Paycor HCM, Inc. *	24,717	543,527
Paylocity Holding Corp. *	21,808	3,767,332
Pitney Bowes, Inc.	90,840	301,589
Planet Labs PBC *	107,862	495,087
Republic Services, Inc.	108,958	15,431,722
Resources Connection, Inc.	17,196	262,755
Robert Half International, Inc.	56,974	3,704,449
Rollins, Inc.	122,813	4,829,007
Science Applications International Corp.	28,782	2,801,352
SP Plus Corp. *	10,186	370,872
SS&C Technologies Holdings, Inc.	116,230	6,388,001
Steelcase, Inc., Class A	50,641	328,660
Stericycle, Inc. *	49,297	2,077,869
Sterling Check Corp. *	12,212	165,228
Tetra Tech, Inc.	28,154	3,870,330
The Brink's Co.	24,440	1,625,993
The GEO Group, Inc. *	63,325	472,404
TransUnion	101,936	7,337,353
TriNet Group, Inc. *	19,448	1,728,344
TrueBlue, Inc. *	16,422	271,620
TTEC Holdings, Inc.	9,754	309,397
UniFirst Corp.	8,119	1,389,242
Upwork, Inc. *	65,263	535,157
Verisk Analytics, Inc.	82,814	18,145,376
Verra Mobility Corp. *	74,479	1,313,065
Viad Corp. *	10,898	253,052
VSE Corp.	6,022	283,215
Waste Management, Inc.	197,196	31,929,976
		350,863,435

Consumer Discretionary Distribution & Retail 5.0%
1-800-Flowers.com, Inc., Class A *	16,946	137,602
Abercrombie & Fitch Co., Class A *	26,779	830,952
Academy Sports & Outdoors, Inc.	41,322	2,023,125
Advance Auto Parts, Inc.	31,416	2,289,912
Amazon.com, Inc. *	4,724,258	569,651,030
American Eagle Outfitters, Inc.	92,658	942,332
America's Car-Mart, Inc. *	3,259	265,706
Arko Corp.	40,394	292,857
Asbury Automotive Group, Inc. *	11,729	2,452,651
AutoNation, Inc. *	18,016	2,358,655
AutoZone, Inc. *	9,947	23,741,897
BARK, Inc. *	51,240	53,290
Bath & Body Works, Inc.	121,374	4,277,220
Best Buy Co., Inc.	104,347	7,582,896
SECURITY	NUMBER OF SHARES	VALUE ($)
Big Lots, Inc. (a)	17,801	89,361
Boot Barn Holdings, Inc. *	16,147	1,091,860
Burlington Stores, Inc. *	34,609	5,207,270
Caleres, Inc.	19,251	332,272
Camping World Holdings, Inc., Class A (a)	21,663	583,818
CarMax, Inc. *	83,975	6,063,835
CarParts.com, Inc. *	30,571	127,481
Carvana Co. *(a)	51,497	665,341
Chewy, Inc., Class A *	49,839	1,469,752
Chico's FAS, Inc. *	64,300	291,922
Designer Brands, Inc., Class A	25,235	158,223
Dick's Sporting Goods, Inc.	31,705	4,042,705
Dillard's, Inc., Class A	1,761	484,821
eBay, Inc.	286,591	12,191,581
Etsy, Inc. *	66,283	5,372,237
Five Below, Inc. *	29,411	5,073,986
Floor & Decor Holdings, Inc., Class A *	55,727	5,088,432
Foot Locker, Inc.	42,146	1,067,137
Franchise Group, Inc. (a)	13,946	405,829
GameStop Corp., Class A *(a)	134,838	3,242,854
Genesco, Inc. *	6,608	119,142
Genuine Parts Co.	74,333	11,070,414
Group 1 Automotive, Inc.	7,673	1,714,992
Groupon, Inc. *(a)	15,966	86,216
GrowGeneration Corp. *	35,504	131,365
Guess?, Inc.	17,039	327,319
Haverty Furniture Cos., Inc.	8,044	212,281
Hibbett, Inc.	7,082	255,094
Kohl's Corp.	58,917	1,079,359
Lands' End, Inc. *	7,423	46,542
Leslie's, Inc. *	77,435	734,084
Lithia Motors, Inc.	14,449	3,370,663
LKQ Corp.	134,451	7,092,290
LL Flooring Holdings, Inc. *	13,927	62,672
Lowe’s Cos., Inc.	320,363	64,434,610
Macy's, Inc.	144,179	1,959,393
MarineMax, Inc. *	11,937	338,653
Monro, Inc.	16,887	698,615
Murphy USA, Inc.	10,581	2,924,800
National Vision Holdings, Inc. *	41,402	1,045,401
Nordstrom, Inc. (a)	59,416	909,065
Ollie's Bargain Outlet Holdings, Inc. *	31,067	1,712,413
O'Reilly Automotive, Inc. *	33,015	29,822,780
Overstock.com, Inc. *	24,758	463,717
Penske Automotive Group, Inc.	13,050	1,803,771
Petco Health & Wellness Co., Inc. *	42,342	323,493
PetMed Express, Inc.	12,590	186,710
Pool Corp.	20,587	6,510,227
Qurate Retail, Inc., Class A *	183,092	151,985
Rent the Runway, Inc., Class A *	25,547	51,349
Revolve Group, Inc. *	22,361	340,334
RH *	9,913	2,428,487
Ross Stores, Inc.	182,257	18,885,470
Sally Beauty Holdings, Inc. *	56,896	640,649
Shoe Carnival, Inc.	8,165	159,789
Signet Jewelers Ltd.	24,129	1,531,950
Sleep Number Corp. *	12,137	220,165
Sonic Automotive, Inc., Class A	7,608	315,276
Sportsman's Warehouse Holdings, Inc. *	18,676	84,602
Stitch Fix, Inc., Class A *	22,749	81,669
The Aaron's Co., Inc.	18,048	220,908
The Buckle, Inc.	15,818	485,771
The Children's Place, Inc. *	6,911	103,872
The Container Store Group, Inc. *	16,882	41,530
The Gap, Inc.	111,652	895,449
The Home Depot, Inc.	540,208	153,121,958

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
The ODP Corp. *	21,352	855,361
The TJX Cos., Inc.	612,513	47,034,873
Tractor Supply Co.	58,455	12,251,583
Ulta Beauty, Inc. *	26,914	11,030,165
Upbound Group, Inc.	27,517	823,033
Urban Outfitters, Inc. *	32,592	1,004,485
Valvoline, Inc.	90,849	3,497,686
Victoria's Secret & Co. *	43,454	887,331
Warby Parker, Inc., Class A *	32,798	361,106
Wayfair, Inc., Class A *	41,754	1,683,521
Williams-Sonoma, Inc.	35,349	4,012,465
Winmark Corp.	1,401	456,712
Zumiez, Inc. *	8,189	131,597
		1,073,178,054

Consumer Durables & Apparel 1.2%
Acushnet Holdings Corp.	16,857	754,519
AMMO, Inc. *	43,290	76,190
Beazer Homes USA, Inc. *	16,116	326,671
Brunswick Corp.	38,392	2,898,596
Capri Holdings Ltd. *	66,278	2,326,358
Carter's, Inc.	20,466	1,272,371
Cavco Industries, Inc. *	4,393	1,093,769
Century Communities, Inc.	15,029	956,295
Columbia Sportswear Co.	18,575	1,371,392
Crocs, Inc. *	32,707	3,672,342
D.R. Horton, Inc.	164,814	17,608,728
Deckers Outdoor Corp. *	13,955	6,628,625
Dream Finders Homes, Inc., Class A *	9,653	178,967
Ethan Allen Interiors, Inc.	12,728	318,582
Fossil Group, Inc. *	26,893	54,593
Funko, Inc., Class A *	17,771	216,806
Garmin Ltd.	80,821	8,336,686
G-III Apparel Group Ltd. *	23,224	373,442
GoPro, Inc., Class A *	67,313	282,715
Green Brick Partners, Inc. *	14,477	693,014
Hanesbrands, Inc.	182,188	748,793
Hasbro, Inc.	68,859	4,086,782
Helen of Troy Ltd. *	12,926	1,244,515
Installed Building Products, Inc.	12,506	1,307,377
iRobot Corp. *	14,914	528,701
Johnson Outdoors, Inc., Class A	2,903	164,774
KB Home	43,546	1,886,848
Kontoor Brands, Inc.	26,305	1,030,104
Latham Group, Inc. *	24,187	87,073
La-Z-Boy, Inc.	22,703	606,624
Leggett & Platt, Inc.	67,982	2,072,091
Lennar Corp., Class A	140,954	15,098,993
Levi Strauss & Co., Class A	50,238	664,649
LGI Homes, Inc. *	10,842	1,233,494
Lululemon Athletica, Inc. *	61,486	20,409,048
M.D.C. Holdings, Inc.	30,744	1,238,368
M/I Homes, Inc. *	14,508	1,025,280
Malibu Boats, Inc., Class A *	10,675	559,904
Mattel, Inc. *	188,715	3,285,528
Meritage Homes Corp.	18,961	2,186,772
Mohawk Industries, Inc. *	28,123	2,588,441
Movado Group, Inc.	8,138	207,112
Newell Brands, Inc.	200,787	1,668,540
NIKE, Inc., Class B	659,994	69,470,968
NVR, Inc. *	1,605	8,914,523
Oxford Industries, Inc.	7,785	778,033
Peloton Interactive, Inc., Class A *	174,103	1,267,470
Polaris, Inc.	28,841	3,106,464
PulteGroup, Inc.	119,420	7,891,274
Purple Innovation, Inc.	33,045	114,336
PVH Corp.	33,530	2,884,251
SECURITY	NUMBER OF SHARES	VALUE ($)
Ralph Lauren Corp.	21,923	2,330,634
Skechers U.S.A., Inc., Class A *	70,548	3,624,051
Skyline Champion Corp. *	28,267	1,643,161
Smith & Wesson Brands, Inc.	24,044	282,036
Snap One Holdings Corp. *	10,270	90,684
Solo Brands, Inc., Class A *	14,438	59,485
Sonos, Inc. *	68,984	1,002,338
Steven Madden Ltd.	39,295	1,226,397
Sturm Ruger & Co., Inc.	9,375	483,375
Tapestry, Inc.	124,438	4,980,009
Taylor Morrison Home Corp. *	56,207	2,384,863
Tempur Sealy International, Inc.	89,109	3,175,845
Toll Brothers, Inc.	54,503	3,689,853
TopBuild Corp. *	16,917	3,411,482
Topgolf Callaway Brands Corp. *	74,376	1,269,598
Traeger, Inc. *	31,853	117,538
Tri Pointe Homes, Inc. *	52,867	1,544,245
Tupperware Brands Corp. *	21,746	19,356
Under Armour, Inc., Class A *	96,617	696,609
Under Armour, Inc., Class C *	106,790	702,678
Universal Electronics, Inc. *	6,304	50,873
VF Corp.	174,992	3,013,362
Vista Outdoor, Inc. *	29,290	779,993
Vizio Holding Corp., Class A *	29,581	193,164
Whirlpool Corp.	29,024	3,752,513
Wolverine World Wide, Inc.	42,513	568,824
YETI Holdings, Inc. *	46,028	1,683,244
		250,574,001

Consumer Services 2.4%
2U, Inc. *	43,700	174,800
Accel Entertainment, Inc. *	28,251	263,582
ADT, Inc.	112,547	640,392
Adtalem Global Education, Inc. *	23,958	994,257
Airbnb, Inc., Class A *	210,968	23,157,957
Aramark	138,049	5,450,175
Bally's Corp. *	14,914	202,681
BJ's Restaurants, Inc. *	12,413	369,659
Bloomin' Brands, Inc.	46,502	1,110,933
Booking Holdings, Inc. *	20,560	51,580,311
Bowlero Corp. *	17,776	203,713
Boyd Gaming Corp.	41,926	2,671,944
Bright Horizons Family Solutions, Inc. *	30,746	2,631,858
Brinker International, Inc. *	23,040	842,803
Caesars Entertainment, Inc. *	114,047	4,677,067
Carnival Corp. *	531,131	5,964,601
Carriage Services, Inc.	7,528	196,932
Chegg, Inc. *	66,674	598,733
Chipotle Mexican Grill, Inc. *	14,625	30,368,666
Choice Hotels International, Inc.	14,570	1,653,549
Churchill Downs, Inc.	34,782	4,724,091
Chuy's Holdings, Inc. *	10,038	369,800
Coursera, Inc. *	44,522	563,649
Cracker Barrel Old Country Store, Inc.	11,787	1,155,362
Darden Restaurants, Inc.	64,384	10,206,152
Dave & Buster's Entertainment, Inc. *	22,174	712,894
Denny's Corp. *	31,250	345,937
Dine Brands Global, Inc.	8,159	488,153
Domino’s Pizza, Inc.	18,790	5,446,281
DoorDash, Inc., Class A *	138,831	9,064,276
DraftKings, Inc., Class A *	238,128	5,557,907
Duolingo, Inc. *	13,486	2,017,101
Dutch Bros, Inc., Class A *(a)	15,959	452,597
El Pollo Loco Holdings, Inc.	11,495	105,064
Everi Holdings, Inc. *	47,174	655,719
Expedia Group, Inc. *	78,414	7,505,004

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
First Watch Restaurant Group, Inc. *	5,598	98,805
Frontdoor, Inc. *	42,746	1,317,859
Golden Entertainment, Inc. *	11,627	489,962
Graham Holdings Co., Class B	2,066	1,166,773
Grand Canyon Education, Inc. *	16,305	1,708,112
H&R Block, Inc.	80,418	2,400,477
Hilton Grand Vacations, Inc. *	41,600	1,778,400
Hilton Worldwide Holdings, Inc.	140,898	19,179,036
Hyatt Hotels Corp., Class A	25,381	2,727,950
Jack in the Box, Inc.	10,675	924,028
Krispy Kreme, Inc.	34,781	519,628
Las Vegas Sands Corp. *	173,806	9,581,925
Laureate Education, Inc.	70,830	857,043
Life Time Group Holdings, Inc. *	29,349	557,924
Light & Wonder, Inc. *	49,816	2,903,775
Lindblad Expeditions Holdings, Inc. *	20,108	190,624
Marriott International, Inc., Class A	142,591	23,925,344
Marriott Vacations Worldwide Corp.	20,163	2,484,485
McDonald’s Corp.	388,378	110,730,452
MGM Resorts International	166,675	6,548,661
Mister Car Wash, Inc. *	41,567	342,928
Monarch Casino & Resort, Inc.	7,088	459,940
Norwegian Cruise Line Holdings Ltd. *	223,733	3,322,435
OneSpaWorld Holdings Ltd. *	33,402	348,383
Papa John's International, Inc.	17,223	1,207,505
Penn Entertainment, Inc. *	82,862	2,074,864
Perdoceo Education Corp. *	34,881	411,247
Planet Fitness, Inc., Class A *	43,971	2,811,506
Playa Hotels & Resorts N.V. *	69,895	621,367
Portillo's, Inc., Class A *	22,860	458,800
Red Rock Resorts, Inc., Class A	25,791	1,175,812
Rover Group, Inc. *	54,996	255,731
Royal Caribbean Cruises Ltd. *	116,182	9,407,257
Rush Street Interactive, Inc. *	28,005	84,015
Ruth's Hospitality Group, Inc.	15,120	324,022
Sabre Corp. *	175,850	545,135
SeaWorld Entertainment, Inc. *	20,828	1,161,369
Service Corp. International	81,458	5,181,543
Shake Shack, Inc., Class A *	20,166	1,334,384
Six Flags Entertainment Corp. *	38,885	993,512
Sonder Holdings, Inc. *	80,545	57,171
Starbucks Corp.	609,146	59,477,015
Strategic Education, Inc.	11,631	917,802
Stride, Inc. *	22,194	896,860
Sweetgreen, Inc., Class A *	39,107	372,690
Target Hospitality Corp. *	12,671	179,041
Texas Roadhouse, Inc.	35,225	3,800,777
The Cheesecake Factory, Inc.	25,009	783,532
The Wendy's Co.	89,164	1,962,500
Travel & Leisure Co.	43,384	1,582,214
Udemy, Inc. *	34,005	340,050
Vacasa, Inc., Class A *	50,865	39,024
Vail Resorts, Inc.	21,299	5,179,917
Wingstop, Inc.	15,955	3,180,789
WW International, Inc. *	28,037	183,923
Wyndham Hotels & Resorts, Inc.	46,520	3,174,990
Wynn Resorts Ltd.	54,738	5,402,641
Yum! Brands, Inc.	148,564	19,118,701
		512,387,255

Consumer Staples Distribution & Retail 1.7%
Albertsons Cos., Inc., Class A	86,823	1,767,716
BJ's Wholesale Club Holdings, Inc. *	71,078	4,453,037
Casey's General Stores, Inc.	19,731	4,452,300
Costco Wholesale Corp.	235,199	120,318,400
Dollar General Corp.	118,496	23,828,361
Dollar Tree, Inc. *	110,068	14,845,972
SECURITY	NUMBER OF SHARES	VALUE ($)
Grocery Outlet Holding Corp. *	46,529	1,336,313
Ingles Markets, Inc., Class A	7,780	624,501
Performance Food Group Co. *	82,914	4,584,315
PriceSmart, Inc.	13,632	988,047
SpartanNash Co.	18,364	420,536
Sprouts Farmers Market, Inc. *	56,423	1,949,979
Sysco Corp.	269,070	18,821,447
Target Corp.	243,683	31,905,415
The Andersons, Inc.	17,021	663,989
The Chefs' Warehouse, Inc. *	18,457	574,197
The Kroger Co.	345,274	15,651,270
United Natural Foods, Inc. *	31,027	828,731
US Foods Holding Corp. *	116,304	4,626,573
Walgreens Boots Alliance, Inc.	378,987	11,509,835
Walmart, Inc.	743,564	109,207,245
Weis Markets, Inc.	8,555	509,365
		373,867,544

Energy 4.1%
Antero Midstream Corp.	179,058	1,828,182
Antero Resources Corp. *	145,819	2,976,166
APA Corp.	170,621	5,422,335
Arch Resources, Inc.	9,809	1,013,760
Archrock, Inc.	69,462	625,158
Baker Hughes Co.	532,393	14,507,709
Bristow Group, Inc. *	12,123	296,407
Cactus, Inc., Class A	34,212	1,080,415
California Resources Corp.	39,246	1,473,295
Callon Petroleum Co. *	26,870	823,028
ChampionX Corp.	104,989	2,652,022
Cheniere Energy, Inc.	131,829	18,425,739
Chesapeake Energy Corp.	57,059	4,293,690
Chevron Corp.	943,198	142,064,483
Chord Energy Corp.	21,999	3,146,737
Civitas Resources, Inc.	27,323	1,825,176
Clean Energy Fuels Corp. *	98,032	394,089
CNX Resources Corp. *	91,105	1,407,572
Comstock Resources, Inc.	46,905	437,155
ConocoPhillips	648,735	64,419,386
CONSOL Energy, Inc.	17,314	934,263
Core Laboratories, Inc.	24,646	539,008
Coterra Energy, Inc.	417,662	9,710,642
CVR Energy, Inc.	15,185	355,481
Delek US Holdings, Inc.	37,317	821,720
Denbury, Inc. *	26,575	2,396,268
Devon Energy Corp.	345,731	15,938,199
Diamond Offshore Drilling, Inc. *	54,867	600,794
Diamondback Energy, Inc.	97,389	12,383,011
DMC Global, Inc. *	9,763	158,356
Dril-Quip, Inc. *	18,200	406,770
DTE Midstream LLC	51,540	2,343,008
Earthstone Energy, Inc., Class A *	19,697	236,561
Enviva, Inc.	16,073	141,121
EOG Resources, Inc.	311,378	33,407,746
EQT Corp.	194,129	6,749,865
Equitrans Midstream Corp.	234,279	1,998,400
Excelerate Energy, Inc., Class A	9,115	169,174
Expro Group Holdings N.V. *	36,004	597,306
Exxon Mobil Corp.	2,182,877	223,046,372
Granite Ridge Resources, Inc.	6,739	38,412
Green Plains, Inc. *	31,095	901,755
Gulfport Energy Corp. *	6,094	591,240
Halliburton Co.	478,741	13,715,930
Helix Energy Solutions Group, Inc. *	77,207	484,860
Helmerich & Payne, Inc.	55,176	1,703,835
Hess Corp.	146,647	18,575,776
HF Sinclair Corp.	70,958	2,940,500
HighPeak Energy, Inc. (a)	6,811	84,048

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
International Seaways, Inc.	21,274	766,928
Kinder Morgan, Inc.	1,046,531	16,859,614
Kinetik Holdings, Inc.	12,144	395,044
Kosmos Energy Ltd. *	242,600	1,445,896
Liberty Energy, Inc.	76,717	900,658
Magnolia Oil & Gas Corp., Class A	87,954	1,700,151
Marathon Oil Corp.	335,362	7,431,622
Marathon Petroleum Corp.	240,758	25,257,922
Matador Resources Co.	59,580	2,619,733
Murphy Oil Corp.	77,118	2,683,706
Nabors Industries Ltd. *	4,885	408,875
New Fortress Energy, Inc.	26,123	686,251
NexTier Oilfield Solutions, Inc. *	82,897	625,043
Noble Corp. plc *	51,633	1,948,629
Northern Oil and Gas, Inc.	42,821	1,280,776
NOV, Inc.	208,367	2,931,724
Occidental Petroleum Corp.	385,299	22,216,340
Oceaneering International, Inc. *	52,349	801,463
ONEOK, Inc.	235,858	13,363,714
Ovintiv, Inc.	130,024	4,299,894
Par Pacific Holdings, Inc. *	28,916	616,489
Patterson-UTI Energy, Inc.	116,237	1,132,148
PBF Energy, Inc., Class A	61,161	2,251,336
PDC Energy, Inc.	48,633	3,337,197
Peabody Energy Corp.	61,065	1,108,940
Permian Resources Corp.	123,516	1,152,404
Phillips 66	247,153	22,641,686
Pioneer Natural Resources Co.	125,915	25,112,488
ProFrac Holding Corp., Class A *	17,024	191,009
ProPetro Holding Corp. *	51,493	343,458
Range Resources Corp.	127,664	3,494,164
RPC, Inc.	45,283	301,132
Schlumberger N.V.	752,606	32,234,115
SM Energy Co.	64,733	1,701,831
Southwestern Energy Co. *	589,043	2,809,735
Talos Energy, Inc. *	34,180	420,756
Targa Resources Corp.	120,102	8,172,941
TechnipFMC plc *	237,209	3,116,926
Tellurian, Inc. *	268,954	325,434
Texas Pacific Land Corp.	3,290	4,289,173
The Williams Cos., Inc.	644,157	18,461,540
Transocean Ltd. *	352,581	2,016,763
Uranium Energy Corp. *	194,428	503,569
US Silica Holdings, Inc. *	40,124	454,605
Valaris Ltd. *	31,610	1,824,845
Valero Energy Corp.	204,342	21,872,768
Vital Energy, Inc. *	8,973	372,290
Vitesse Energy, Inc.	11,483	265,143
Weatherford International plc *	34,269	1,934,142
World Fuel Services Corp.	32,938	753,292
		892,919,227

Equity Real Estate Investment Trusts (REITs) 2.8%
Acadia Realty Trust	50,655	651,930
Agree Realty Corp.	47,228	3,045,734
Alexander & Baldwin, Inc.	37,796	692,423
Alexander's, Inc.	1,052	172,696
Alexandria Real Estate Equities, Inc.	83,083	9,426,597
American Assets Trust, Inc.	27,283	519,741
American Homes 4 Rent, Class A	163,046	5,589,217
American Tower Corp.	246,764	45,513,152
Americold Realty Trust, Inc.	142,734	4,182,106
Apartment Income REIT Corp.	78,138	2,710,607
Apartment Investment & Management Co., Class A	78,800	639,068
Apple Hospitality REIT, Inc.	111,757	1,623,829
Armada Hoffler Properties, Inc.	34,177	377,314
AvalonBay Communities, Inc.	74,024	12,878,696
SECURITY	NUMBER OF SHARES	VALUE ($)
Boston Properties, Inc.	75,416	3,670,497
Brandywine Realty Trust	92,392	360,329
Brixmor Property Group, Inc.	159,216	3,189,096
Broadstone Net Lease, Inc.	92,476	1,450,024
Camden Property Trust	58,359	6,096,765
CareTrust REIT, Inc.	52,813	1,024,572
Centerspace	8,139	478,655
Chatham Lodging Trust	24,745	232,356
City Office REIT, Inc.	17,570	79,592
Community Healthcare Trust, Inc.	11,986	393,141
Corporate Office Properties Trust	59,532	1,358,520
Cousins Properties, Inc.	80,678	1,607,106
Crown Castle, Inc.	229,440	25,974,902
CubeSmart	118,514	5,266,762
DiamondRock Hospitality Co.	108,839	854,386
Digital Realty Trust, Inc.	151,857	15,559,268
Diversified Healthcare Trust	119,758	162,871
Douglas Emmett, Inc.	95,150	1,103,740
Easterly Government Properties, Inc.	48,871	678,329
EastGroup Properties, Inc.	23,150	3,810,722
Elme Communities	46,690	705,486
Empire State Realty Trust, Inc., Class A	68,048	419,856
EPR Properties	40,172	1,675,574
Equinix, Inc.	49,040	36,561,772
Equity Commonwealth	58,160	1,189,372
Equity LifeStyle Properties, Inc.	92,769	5,860,218
Equity Residential	180,482	10,973,306
Essential Properties Realty Trust, Inc.	75,443	1,805,351
Essex Property Trust, Inc.	34,175	7,383,851
Extra Space Storage, Inc.	70,874	10,224,992
Federal Realty Investment Trust	38,707	3,413,957
First Industrial Realty Trust, Inc.	69,423	3,608,608
Four Corners Property Trust, Inc.	42,247	1,085,748
Franklin Street Properties Corp., Class C	52,554	75,678
Gaming & Leisure Properties, Inc.	136,753	6,583,289
Getty Realty Corp.	22,594	774,296
Gladstone Commercial Corp.	22,467	262,639
Global Medical REIT, Inc.	33,740	294,213
Global Net Lease, Inc.	55,114	530,197
Healthcare Realty Trust, Inc.	202,672	3,771,726
Healthpeak Properties, Inc.	289,617	5,780,755
Highwoods Properties, Inc.	56,426	1,166,890
Host Hotels & Resorts, Inc.	378,067	6,275,912
Hudson Pacific Properties, Inc.	68,410	319,475
Independence Realty Trust, Inc.	119,167	2,058,014
Industrial Logistics Properties Trust	33,539	60,706
Innovative Industrial Properties, Inc.	15,076	996,524
InvenTrust Properties Corp.	36,384	781,892
Invitation Homes, Inc.	307,996	10,434,904
Iron Mountain, Inc.	154,038	8,228,710
JBG SMITH Properties	53,043	751,089
Kilroy Realty Corp.	56,332	1,528,850
Kimco Realty Corp.	328,332	6,034,742
Kite Realty Group Trust	115,728	2,249,752
Lamar Advertising Co., Class A	46,143	4,147,333
Life Storage, Inc.	44,816	5,709,110
LTC Properties, Inc.	20,562	660,246
LXP Industrial Trust	144,136	1,490,366
Medical Properties Trust, Inc. (a)	318,097	2,624,300
Mid-America Apartment Communities, Inc.	61,217	9,002,572
National Health Investors, Inc.	22,524	1,173,726
National Storage Affiliates Trust	45,123	1,651,953
NexPoint Diversified Real Estate Trust	18,363	193,730
NexPoint Residential Trust, Inc.	12,188	500,196
NNN REIT, Inc.	95,898	4,079,501

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Office Properties Income Trust	26,996	195,451
Omega Healthcare Investors, Inc.	123,230	3,673,486
One Liberty Properties, Inc.	7,672	153,517
Orion Office REIT, Inc.	35,596	197,558
Outfront Media, Inc.	78,759	1,127,829
Paramount Group, Inc.	94,101	408,398
Park Hotels & Resorts, Inc.	118,610	1,534,813
Pebblebrook Hotel Trust	70,078	950,258
Phillips Edison & Co., Inc.	62,359	1,809,035
Physicians Realty Trust	121,640	1,661,602
Piedmont Office Realty Trust, Inc., Class A	66,613	414,999
PotlatchDeltic Corp.	42,294	1,967,940
Prologis, Inc.	488,954	60,899,221
Public Storage	83,798	23,739,973
Rayonier, Inc.	78,121	2,290,508
Realty Income Corp.	332,792	19,781,157
Regency Centers Corp.	81,527	4,587,524
Retail Opportunity Investments Corp.	65,865	803,553
Rexford Industrial Realty, Inc.	100,393	5,465,395
RLJ Lodging Trust	86,532	889,549
RPT Realty	43,589	406,249
Ryman Hospitality Properties, Inc.	29,070	2,666,591
Sabra Health Care REIT, Inc.	122,016	1,373,900
Safehold, Inc.	21,390	552,290
Saul Centers, Inc.	6,188	209,216
SBA Communications Corp.	57,057	12,654,101
Service Properties Trust	88,972	730,460
Simon Property Group, Inc.	173,213	18,213,347
SITE Centers Corp.	96,182	1,146,489
SL Green Realty Corp. (a)	35,177	813,644
Spirit Realty Capital, Inc.	73,341	2,864,699
STAG Industrial, Inc.	95,113	3,309,932
Star Holdings *	7,729	119,800
Summit Hotel Properties, Inc.	57,187	374,575
Sun Communities, Inc.	65,494	8,293,505
Sunstone Hotel Investors, Inc.	109,613	1,081,880
Tanger Factory Outlet Centers, Inc.	55,612	1,132,816
Terreno Realty Corp.	38,771	2,377,825
The Macerich Co.	115,740	1,115,734
The Necessity Retail REIT, Inc.	73,438	469,269
UDR, Inc.	164,063	6,508,379
UMH Properties, Inc.	27,323	415,583
Uniti Group, Inc.	122,028	453,944
Universal Health Realty Income Trust	6,510	284,357
Urban Edge Properties	63,395	845,055
Urstadt Biddle Properties, Inc., Class A	18,355	355,169
Ventas, Inc.	212,057	9,148,139
Veris Residential, Inc. *	42,410	685,346
VICI Properties, Inc.	532,098	16,457,791
Vornado Realty Trust	86,312	1,170,391
Welltower, Inc.	249,865	18,642,428
Weyerhaeuser Co.	387,573	11,107,842
WP Carey, Inc.	111,416	7,727,814
Xenia Hotels & Resorts, Inc.	59,510	693,292
		603,429,738

Financial Services 7.5%
Affiliated Managers Group, Inc.	20,044	2,787,920
Affirm Holdings, Inc. *	112,515	1,671,973
AGNC Investment Corp.	305,020	2,803,134
Alerus Financial Corp.	9,855	164,283
Ally Financial, Inc.	158,038	4,214,873
AlTi Global, Inc. (a)	12,324	53,609
American Express Co.	315,542	50,032,340
Ameriprise Financial, Inc.	55,712	16,628,361
Annaly Capital Management, Inc.	249,149	4,703,933
SECURITY	NUMBER OF SHARES	VALUE ($)
Apollo Commercial Real Estate Finance, Inc.	67,795	684,052
Apollo Global Management, Inc.	230,349	15,398,831
Arbor Realty Trust, Inc. (a)	89,087	1,123,387
Ares Management Corp., Class A	82,123	7,152,092
ARMOUR Residential REIT, Inc. (a)	89,147	447,518
Artisan Partners Asset Management, Inc., Class A	36,494	1,167,808
Assetmark Financial Holdings, Inc. *	10,879	305,482
Avantax, Inc. *	20,915	442,561
AvidXchange Holdings, Inc. *	69,742	675,800
B. Riley Financial, Inc. (a)	8,990	325,258
Berkshire Hathaway, Inc., Class B *	954,715	306,539,892
BGC Partners, Inc., Class A	169,322	689,141
BlackRock, Inc.	79,393	52,204,867
Blackstone Mortgage Trust, Inc., Class A	91,222	1,659,328
Blackstone, Inc.	375,771	32,181,028
Block, Inc. *	284,014	17,151,605
Blue Owl Capital, Inc.	188,947	1,936,707
Bread Financial Holdings, Inc.	27,018	761,367
Brightsphere Investment Group, Inc.	16,359	351,555
BrightSpire Capital, Inc.	68,156	403,484
Cannae Holdings, Inc. *	39,137	769,042
Cantaloupe, Inc. *	27,911	171,653
Capital One Financial Corp.	201,808	21,030,412
Cass Information Systems, Inc.	5,865	226,506
Cboe Global Markets, Inc.	56,366	7,463,986
Chimera Investment Corp.	128,562	619,669
Claros Mortgage Trust, Inc.	64,412	671,817
CME Group, Inc.	190,738	34,094,417
Cohen & Steers, Inc.	13,011	707,929
Coinbase Global, Inc., Class A *(a)	84,273	5,241,781
Corebridge Financial, Inc.	42,638	708,644
Credit Acceptance Corp. *	3,260	1,452,917
Curo Group Holdings Corp.	15,614	16,863
Diamond Hill Investment Group, Inc.	1,690	268,321
Discover Financial Services	141,268	14,513,874
Donnelley Financial Solutions, Inc. *	13,662	605,910
Dynex Capital, Inc.	28,533	320,711
Ellington Financial, Inc.	34,058	427,087
Enact Holdings, Inc.	14,919	363,128
Encore Capital Group, Inc. *	12,424	535,102
Enova International, Inc. *	16,491	767,161
Equitable Holdings, Inc.	182,605	4,481,127
Essent Group Ltd.	56,186	2,481,736
Euronet Worldwide, Inc. *	25,010	2,786,114
Evercore, Inc., Class A	18,884	2,038,528
EVERTEC, Inc.	34,276	1,181,836
FactSet Research Systems, Inc.	20,283	7,806,724
Federal Agricultural Mortgage Corp., Class C	5,442	728,194
Federated Hermes, Inc.	44,679	1,538,298
Fidelity National Information Services, Inc.	315,046	17,192,060
FirstCash Holdings, Inc.	20,014	1,972,180
Fiserv, Inc. *	336,296	37,729,048
FleetCor Technologies, Inc. *	39,119	8,862,409
Flywire Corp. *	33,767	1,014,361
Focus Financial Partners, Inc., Class A *	30,897	1,609,425
Forge Global Holdings, Inc. *(a)	54,883	79,032
Franklin BSP Realty Trust, Inc.	43,375	585,129
Franklin Resources, Inc.	151,141	3,628,895
Global Payments, Inc.	139,395	13,617,498
Granite Point Mortgage Trust, Inc.	27,931	130,438
Green Dot Corp., Class A *	24,896	453,854
Hamilton Lane, Inc., Class A	19,033	1,292,531

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	53,982	1,270,196
Houlihan Lokey, Inc.	26,790	2,339,035
Interactive Brokers Group, Inc., Class A	54,609	4,217,453
Intercontinental Exchange, Inc.	296,251	31,387,793
International Money Express, Inc. *	16,820	391,906
Invesco Ltd.	241,442	3,471,936
Invesco Mortgage Capital, Inc.	21,491	227,805
Jack Henry & Associates, Inc.	38,541	5,892,533
Jackson Financial, Inc., Class A	31,428	870,556
Janus Henderson Group plc	69,072	1,815,212
Jefferies Financial Group, Inc.	95,840	2,881,909
KKR & Co., Inc.	304,805	15,694,409
KKR Real Estate Finance Trust, Inc.	30,121	338,259
Ladder Capital Corp.	56,953	542,762
Lazard Ltd., Class A	59,291	1,701,059
LendingClub Corp. *	55,414	454,395
LendingTree, Inc. *	5,642	103,192
LPL Financial Holdings, Inc.	42,003	8,181,344
MarketAxess Holdings, Inc.	19,960	5,437,304
Marqeta, Inc., Class A *	234,641	1,123,930
Mastercard, Inc., Class A	447,363	163,296,442
Merchants Bancorp	13,326	304,632
MFA Financial, Inc.	51,406	543,875
MGIC Investment Corp.	154,817	2,340,833
Moelis & Co., Class A	34,019	1,288,300
MoneyGram International, Inc. *	48,273	530,520
Moneylion, Inc.	2,607	29,042
Moody's Corp.	83,501	26,459,797
Morgan Stanley	692,756	56,639,731
Morningstar, Inc.	13,325	2,727,627
Mr Cooper Group, Inc. *	35,741	1,653,379
MSCI, Inc.	42,295	19,901,066
Nasdaq, Inc.	179,792	9,951,487
Navient Corp.	53,317	807,753
Nelnet, Inc., Class A	9,443	873,478
NerdWallet, Inc., Class A *	16,554	155,608
New York Mortgage Trust, Inc.	51,828	506,360
NMI Holdings, Inc., Class A *	43,467	1,093,195
Northern Trust Corp.	110,487	7,946,225
OneMain Holdings, Inc.	63,653	2,409,903
Open Lending Corp., Class A *	59,653	604,881
Payoneer Global, Inc. *	105,028	435,866
PayPal Holdings, Inc. *	599,209	37,144,966
PennyMac Financial Services, Inc.	16,307	995,379
PennyMac Mortgage Investment Trust	46,715	543,763
Piper Sandler Cos.	7,374	939,226
PJT Partners, Inc., Class A	12,952	872,965
PRA Group, Inc. *	20,200	377,740
PROG Holdings, Inc. *	26,137	852,850
Radian Group, Inc.	83,491	2,132,360
Raymond James Financial, Inc.	102,626	9,272,259
Ready Capital Corp.	87,711	886,755
Redwood Trust, Inc.	63,271	374,564
Remitly Global, Inc. *	53,102	973,891
Repay Holdings Corp. *	40,389	255,662
Rithm Capital Corp.	248,927	2,026,266
Robinhood Markets, Inc., Class A *	271,382	2,420,727
Rocket Cos., Inc., Class A *(a)	62,786	503,544
S&P Global, Inc.	174,507	64,119,107
SEI Investments Co.	54,057	3,058,545
Shift4 Payments, Inc., Class A *	28,184	1,767,700
SLM Corp.	127,119	1,939,836
SoFi Technologies, Inc. *(a)	439,571	3,050,623
Starwood Property Trust, Inc.	162,921	2,859,264
State Street Corp.	184,801	12,570,164
StepStone Group, Inc., Class A	26,803	576,533
SECURITY	NUMBER OF SHARES	VALUE ($)
Stifel Financial Corp.	55,854	3,103,807
StoneX Group, Inc. *	9,190	737,865
Synchrony Financial	231,128	7,155,723
T. Rowe Price Group, Inc.	118,518	12,700,389
TFS Financial Corp.	24,511	277,219
The Bank of New York Mellon Corp.	390,055	15,680,211
The Carlyle Group, Inc.	115,492	3,165,636
The Charles Schwab Corp. (b)	801,458	42,228,822
The Goldman Sachs Group, Inc.	179,588	58,168,553
The Western Union Co.	195,985	2,232,269
Toast, Inc., Class A *	165,999	3,480,999
TPG RE Finance Trust, Inc.	32,845	207,909
TPG, Inc.	26,838	692,420
Tradeweb Markets, Inc., Class A	58,806	3,937,062
Two Harbors Investment Corp.	49,858	620,234
Upstart Holdings, Inc. *(a)	36,726	1,000,416
UWM Holdings Corp. (a)	49,569	254,289
Victory Capital Holdings, Inc., Class A	14,076	435,934
Virtu Financial, Inc., Class A	49,922	878,128
Virtus Investment Partners, Inc.	3,623	691,196
Visa, Inc., Class A	861,446	190,405,409
Voya Financial, Inc.	51,374	3,483,157
Walker & Dunlop, Inc.	16,497	1,207,415
Waterstone Financial, Inc.	10,770	145,610
WEX, Inc. *	23,039	3,821,018
WisdomTree, Inc.	55,808	379,494
World Acceptance Corp. *	1,641	182,463
		1,623,479,860

Food, Beverage & Tobacco 3.2%
Altria Group, Inc.	945,760	42,010,659
AppHarvest, Inc. *(a)	43,175	19,861
Archer-Daniels-Midland Co.	289,503	20,453,387
B&G Foods, Inc.	37,755	483,642
Benson Hill, Inc. *	71,873	85,529
Beyond Meat, Inc. *(a)	33,559	340,624
BRC, Inc., Class A *(a)	18,897	101,855
Brown-Forman Corp., Class A	29,736	1,868,908
Brown-Forman Corp., Class B	96,570	5,965,129
Bunge Ltd.	79,328	7,348,946
Calavo Growers, Inc.	10,203	329,863
Cal-Maine Foods, Inc.	19,808	941,870
Campbell Soup Co.	106,133	5,365,023
Celsius Holdings, Inc. *	21,576	2,708,435
Coca-Cola Consolidated, Inc.	2,475	1,637,807
Conagra Brands, Inc.	251,559	8,771,862
Constellation Brands, Inc., Class A	85,991	20,893,233
Darling Ingredients, Inc. *	85,160	5,397,441
Flowers Foods, Inc.	101,474	2,534,821
Fresh Del Monte Produce, Inc.	16,128	425,134
Freshpet, Inc. *	25,343	1,514,498
General Mills, Inc.	312,292	26,282,495
Hormel Foods Corp.	152,910	5,848,807
Hostess Brands, Inc. *	70,422	1,752,099
Ingredion, Inc.	34,867	3,647,088
J&J Snack Foods Corp.	8,121	1,250,228
John B Sanfilippo & Son, Inc.	4,938	573,944
Kellogg Co.	135,625	9,055,681
Keurig Dr Pepper, Inc.	449,980	14,003,378
Lamb Weston Holdings, Inc.	76,168	8,469,882
Lancaster Colony Corp.	10,488	2,061,731
McCormick & Co., Inc. Non Voting Shares	132,843	11,388,630
MGP Ingredients, Inc.	8,373	795,937
Mission Produce, Inc. *	21,642	264,032
Molson Coors Beverage Co., Class B	99,995	6,184,691
Mondelez International, Inc., Class A	722,249	53,020,299
Monster Beverage Corp. *	403,039	23,626,146

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
National Beverage Corp. *	12,686	626,942
PepsiCo, Inc.	730,380	133,184,793
Philip Morris International, Inc.	821,222	73,918,192
Pilgrim's Pride Corp. *	24,296	539,371
Post Holdings, Inc. *	28,064	2,384,317
Seaboard Corp.	132	501,525
Sovos Brands, Inc. *	25,663	487,340
Tattooed Chef, Inc. *(a)	33,756	18,438
The Boston Beer Co., Inc., Class A *	4,959	1,673,663
The Coca-Cola Co.	2,064,155	123,147,487
The Duckhorn Portfolio, Inc. *	22,376	291,559
The Hain Celestial Group, Inc. *	48,643	593,931
The Hershey Co.	77,853	20,218,424
The J.M. Smucker Co.	56,400	8,267,676
The Kraft Heinz Co.	421,083	16,093,792
The Simply Good Foods Co. *	44,698	1,617,621
The Vita Coco Co., Inc. *	12,611	336,461
Tootsie Roll Industries, Inc.	9,976	389,762
TreeHouse Foods, Inc. *	27,231	1,289,388
Turning Point Brands, Inc.	8,946	187,329
Tyson Foods, Inc., Class A	151,227	7,658,135
Universal Corp.	13,354	688,399
Utz Brands, Inc.	34,910	574,270
Vector Group Ltd.	69,045	808,517
Vital Farms, Inc. *	15,599	226,030
Westrock Coffee Co. *(a)	6,641	73,283
		693,220,240

Health Care Equipment & Services 5.7%
23andMe Holding Co., Class A *	156,056	299,628
Abbott Laboratories	924,042	94,252,284
Acadia Healthcare Co., Inc. *	48,244	3,407,474
Accolade, Inc. *	33,653	405,182
AdaptHealth Corp. *	40,476	424,189
Addus HomeCare Corp. *	8,155	735,173
Agiliti, Inc. *	18,089	296,117
agilon health, Inc. *	154,489	3,071,241
AirSculpt Technologies, Inc. (a)	7,915	66,803
Akili, Inc., Class A *	18,146	21,231
Align Technology, Inc. *	38,487	10,878,735
Alignment Healthcare, Inc. *	43,405	254,787
Amedisys, Inc. *	17,461	1,325,814
American Well Corp., Class A *	129,506	286,208
AmerisourceBergen Corp.	85,933	14,621,500
AMN Healthcare Services, Inc. *	23,169	2,200,128
AngioDynamics, Inc. *	21,954	207,685
Apollo Medical Holdings, Inc. *	20,884	660,352
Artivion, Inc. *	20,112	301,278
AtriCure, Inc. *	25,324	1,138,820
Atrion Corp.	747	388,709
Avanos Medical, Inc. *	24,658	604,121
Aveanna Healthcare Holdings, Inc. *	32,265	38,073
AxoGen, Inc. *	22,916	194,786
Axonics, Inc. *	26,538	1,284,174
Baxter International, Inc.	267,360	10,886,899
Becton Dickinson & Co.	150,493	36,383,188
Bioventus, Inc., Class A *(a)	19,347	52,334
Boston Scientific Corp. *	758,994	39,073,011
Brookdale Senior Living, Inc. *	97,904	337,769
Butterfly Network, Inc. *(a)	78,762	192,179
Cano Health, Inc. *	82,160	111,738
Cardinal Health, Inc.	136,527	11,236,172
Castle Biosciences, Inc. *	12,747	311,409
Centene Corp. *	291,327	18,181,718
Certara, Inc. *	56,916	1,182,715
Cerus Corp. *	94,037	201,239
Chemed Corp.	7,799	4,162,872
Clover Health Investments Corp. *	121,195	102,640
SECURITY	NUMBER OF SHARES	VALUE ($)
Community Health Systems, Inc. *	63,676	208,221
Computer Programs & Systems, Inc. *	8,348	199,183
CONMED Corp.	16,364	1,984,953
CorVel Corp. *	4,874	952,575
CVS Health Corp.	680,478	46,292,918
DaVita, Inc. *	29,318	2,746,217
Definitive Healthcare Corp. *	22,585	219,978
Dentsply Sirona, Inc.	113,852	4,112,334
DexCom, Inc. *	204,706	24,003,826
DocGo, Inc. *	44,423	397,586
Doximity, Inc., Class A *	63,097	1,935,185
Edwards Lifesciences Corp. *	327,319	27,570,079
Elevance Health, Inc.	126,525	56,660,426
Embecta Corp.	30,054	831,594
Encompass Health Corp.	52,941	3,283,401
Enovis Corp. *	25,719	1,356,163
Envista Holdings Corp. *	85,797	2,736,066
Evolent Health, Inc., Class A *	48,813	1,422,411
Figs, Inc., Class A *	66,774	550,218
Fulgent Genetics, Inc. *	11,240	447,015
GE HealthCare, Inc. *	191,971	15,263,614
GeneDx Holdings Corp.	9,754	73,350
Glaukos Corp. *	25,520	1,455,150
Globus Medical, Inc., Class A *	41,132	2,226,475
GoodRx Holdings, Inc., Class A *	28,821	156,498
Guardant Health, Inc. *	60,906	1,785,764
Haemonetics Corp. *	26,878	2,273,879
HCA Healthcare, Inc.	112,302	29,669,065
Health Catalyst, Inc. *	30,448	342,845
HealthEquity, Inc. *	44,917	2,461,452
HealthStream, Inc.	13,858	319,011
Henry Schein, Inc. *	71,862	5,310,602
Heska Corp. *	5,450	652,529
Hims & Hers Health, Inc. *	65,013	581,216
Hologic, Inc. *	130,333	10,281,970
Humana, Inc.	66,206	33,226,805
ICU Medical, Inc. *	10,600	1,853,834
IDEXX Laboratories, Inc. *	43,768	20,342,053
Inari Medical, Inc. *	25,946	1,567,138
Innovage Holding Corp. *(a)	12,142	81,716
Inogen, Inc. *	11,855	124,833
Inspire Medical Systems, Inc. *	15,443	4,516,923
Insulet Corp. *	36,769	10,083,898
Integer Holdings Corp. *	17,530	1,435,006
Integra LifeSciences Holdings Corp. *	38,500	1,461,075
Intuitive Surgical, Inc. *	185,548	57,119,096
Invitae Corp. *(a)	78,551	84,050
iRhythm Technologies, Inc. *	15,992	1,827,406
Laboratory Corp. of America Holdings	46,955	9,979,346
Lantheus Holdings, Inc. *	36,748	3,182,009
LeMaitre Vascular, Inc.	10,015	629,343
LifeStance Health Group, Inc. *	49,580	406,060
LivaNova plc *	28,442	1,259,412
Masimo Corp. *	25,296	4,093,905
McKesson Corp.	72,635	28,388,663
Medtronic plc	704,811	58,330,158
Merit Medical Systems, Inc. *	30,320	2,498,368
ModivCare, Inc. *	7,060	317,206
Molina Healthcare, Inc. *	30,883	8,458,854
National HealthCare Corp.	7,164	434,855
National Research Corp.	7,892	354,351
Neogen Corp. *	115,623	2,022,246
NeoGenomics, Inc. *	66,646	1,144,978
Nevro Corp. *	19,424	535,325
NextGen Healthcare, Inc. *	28,885	449,739
Novocure Ltd. *	48,031	3,449,106
NuVasive, Inc. *	27,417	1,046,233

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
OmniAb, Inc., Class A *(c)	3,072	0
OmniAb, Inc., Class B *(c)	3,072	0
Omnicell, Inc. *	24,148	1,772,946
OPKO Health, Inc. *	219,874	305,625
Option Care Health, Inc. *	88,459	2,437,045
OraSure Technologies, Inc. *	41,033	206,396
Orchestra BioMed Holdings, Inc. *	6,953	104,295
Orthofix Medical, Inc. *	17,776	332,233
OrthoPediatrics Corp. *	8,785	379,512
Outset Medical, Inc. *	25,334	527,707
Owens & Minor, Inc. *	40,574	824,058
Paragon 28, Inc. *	13,383	240,626
Patterson Cos., Inc.	45,833	1,200,366
Pediatrix Medical Group, Inc. *	45,103	599,870
Penumbra, Inc. *	20,156	6,194,745
PetIQ, Inc. *	14,710	187,258
Phreesia, Inc. *	28,292	849,326
Premier, Inc., Class A	62,538	1,563,450
Privia Health Group, Inc. *	48,995	1,222,425
PROCEPT BioRobotics Corp. *	17,042	570,055
Progyny, Inc. *	39,517	1,472,008
Pulmonx Corp. *	18,832	226,172
Quest Diagnostics, Inc.	58,822	7,802,738
QuidelOrtho Corp. *	28,448	2,422,063
R1 RCM, Inc. *	73,219	1,189,809
RadNet, Inc. *	26,912	778,833
ResMed, Inc.	77,639	16,365,525
Schrodinger, Inc. *	29,281	979,449
Select Medical Holdings Corp.	55,732	1,525,385
Semler Scientific, Inc. *	2,627	72,216
Senseonics Holdings, Inc. *(a)	254,099	162,725
Sharecare, Inc. *	178,160	265,458
Shockwave Medical, Inc. *	19,206	5,283,379
SI-BONE, Inc. *	15,538	391,247
Sight Sciences, Inc. *	13,937	133,656
Silk Road Medical, Inc. *	20,441	617,114
Simulations Plus, Inc.	8,579	379,106
STAAR Surgical Co. *	25,362	1,471,503
STERIS plc	52,647	10,527,821
Stryker Corp.	178,563	49,208,392
Surgery Partners, Inc. *	36,121	1,353,815
Surmodics, Inc. *	7,974	146,163
Tandem Diabetes Care, Inc. *	33,781	877,968
Teladoc Health, Inc. *	87,232	2,019,421
Teleflex, Inc.	24,901	5,845,510
Tenet Healthcare Corp. *	57,122	4,067,086
The Cigna Group	158,192	39,138,283
The Cooper Cos., Inc.	26,196	9,732,600
The Ensign Group, Inc.	29,684	2,630,299
The Joint Corp. *	7,497	106,308
The Pennant Group, Inc. *	15,958	191,496
TransMedics Group, Inc. *	16,854	1,224,612
Treace Medical Concepts, Inc. *	18,557	493,616
UnitedHealth Group, Inc.	495,145	241,254,450
Universal Health Services, Inc., Class B	33,910	4,480,528
US Physical Therapy, Inc.	7,774	794,114
Varex Imaging Corp. *	20,655	455,236
Veeva Systems, Inc., Class A *	74,438	12,334,377
Veradigm, Inc. *	57,756	680,366
Vicarious Surgical, Inc. *	27,065	56,837
ViewRay, Inc. *	74,184	40,875
Zimmer Biomet Holdings, Inc.	111,055	14,141,744
Zimvie, Inc. *	10,781	107,594
		1,234,213,969

SECURITY	NUMBER OF SHARES	VALUE ($)
Household & Personal Products 1.4%
BellRing Brands, Inc. *	70,850	2,594,527
Central Garden & Pet Co. *	5,310	192,753
Central Garden & Pet Co., Class A *	21,855	750,719
Church & Dwight Co., Inc.	128,196	11,851,720
Colgate-Palmolive Co.	442,877	32,941,191
Coty, Inc., Class A *	193,996	2,102,917
Edgewell Personal Care Co.	27,403	1,067,347
elf Beauty, Inc. *	27,146	2,823,727
Energizer Holdings, Inc.	35,937	1,171,546
Herbalife Ltd. *	51,272	607,060
Inter Parfums, Inc.	9,387	1,179,007
Kimberly-Clark Corp.	178,520	23,971,666
Medifast, Inc.	5,909	465,038
Nu Skin Enterprises, Inc., Class A	26,050	868,247
Olaplex Holdings, Inc. *	44,062	139,236
Reynolds Consumer Products, Inc.	28,457	780,860
Spectrum Brands Holdings, Inc.	22,175	1,601,257
The Beauty Health Co. *	49,711	399,676
The Clorox Co.	64,977	10,278,062
The Estee Lauder Cos., Inc., Class A	122,723	22,584,714
The Honest Co., Inc. *	30,616	45,006
The Procter & Gamble Co.	1,250,593	178,209,502
USANA Health Sciences, Inc. *	5,880	356,740
WD-40 Co.	7,177	1,361,118
		298,343,636

Insurance 2.2%
Aflac, Inc.	296,484	19,037,238
Ambac Financial Group, Inc. *	25,561	356,065
American Equity Investment Life Holding Co.	36,086	1,423,593
American Financial Group, Inc.	36,737	4,124,463
American International Group, Inc.	394,042	20,817,239
AMERISAFE, Inc.	10,089	515,144
Aon plc, Class A	108,987	33,599,602
Arch Capital Group Ltd. *	195,606	13,633,738
Argo Group International Holdings Ltd.	19,725	578,140
Arthur J. Gallagher & Co.	112,273	22,491,650
Assurant, Inc.	27,880	3,345,321
Assured Guaranty Ltd.	32,229	1,667,851
Axis Capital Holdings Ltd.	40,562	2,105,168
Bright Health Group, Inc. (a)	1,708	15,816
Brighthouse Financial, Inc. *	36,312	1,461,921
Brown & Brown, Inc.	124,591	7,765,757
BRP Group, Inc., Class A *	33,218	666,353
Chubb Ltd.	220,378	40,946,232
Cincinnati Financial Corp.	83,161	8,025,037
CNA Financial Corp.	14,197	523,301
CNO Financial Group, Inc.	61,019	1,324,723
Employers Holdings, Inc.	14,154	511,809
Enstar Group Ltd. *	7,371	1,734,986
Erie Indemnity Co., Class A	13,284	2,844,104
Everest Re Group Ltd.	22,703	7,719,474
F&G Annuities & Life, Inc.	9,844	203,574
Fidelity National Financial, Inc.	143,516	4,899,636
First American Financial Corp.	54,655	3,002,199
Genworth Financial, Inc., Class A *	258,808	1,384,623
Globe Life, Inc.	47,979	4,950,473
Goosehead Insurance, Inc., Class A *	11,199	617,961
Hagerty, Inc., Class A *(a)	18,921	164,802
Hippo Holdings, Inc. *	7,900	124,188
Horace Mann Educators Corp.	22,138	665,247
James River Group Holdings Ltd.	19,286	369,134
Kemper Corp.	34,144	1,477,752
Kinsale Capital Group, Inc.	11,581	3,508,811

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Lemonade, Inc. *(a)	26,361	464,481
Lincoln National Corp.	82,808	1,732,343
Loews Corp.	103,454	5,793,424
Markel Group, Inc. *	7,103	9,338,527
Marsh & McLennan Cos., Inc.	262,552	45,468,755
MBIA, Inc. *	27,011	215,008
Mercury General Corp.	14,799	444,118
MetLife, Inc.	349,181	17,301,919
National Western Life Group, Inc., Class A	1,353	504,723
Old Republic International Corp.	145,686	3,567,850
Oscar Health, Inc., Class A *	57,816	424,369
Palomar Holdings, Inc. *	13,203	721,676
Primerica, Inc.	19,439	3,538,287
Principal Financial Group, Inc.	120,142	7,864,495
ProAssurance Corp.	29,616	359,834
Prudential Financial, Inc.	194,261	15,286,398
Reinsurance Group of America, Inc.	35,410	4,957,400
RenaissanceRe Holdings Ltd.	26,617	5,013,844
RLI Corp.	21,277	2,635,157
Ryan Specialty Holdings, Inc., Class A *	48,367	1,972,890
Safety Insurance Group, Inc.	8,127	591,808
Selective Insurance Group, Inc.	32,141	3,108,999
Selectquote, Inc. *	65,412	104,659
SiriusPoint Ltd. *	45,471	423,335
Skyward Specialty Insurance Group, Inc. *	4,859	114,721
Stewart Information Services Corp.	14,490	649,732
The Allstate Corp.	139,016	15,076,285
The Hanover Insurance Group, Inc.	18,880	2,104,365
The Hartford Financial Services Group, Inc.	166,533	11,410,841
The Progressive Corp.	309,760	39,621,402
The Travelers Cos., Inc.	122,586	20,746,455
Trupanion, Inc. *	18,454	414,661
United Fire Group, Inc.	11,860	254,753
Unum Group	98,666	4,287,038
W.R. Berkley Corp.	107,599	5,991,112
White Mountains Insurance Group Ltd.	1,332	1,803,781
Willis Towers Watson plc	56,515	12,368,308
		465,280,878

Materials 2.6%
5E Advanced Materials, Inc. *	14,469	41,092
AdvanSix, Inc.	14,644	481,788
Air Products and Chemicals, Inc.	117,645	31,662,975
Albemarle Corp. (a)	62,058	12,010,085
Alcoa Corp.	93,949	2,980,062
Alpha Metallurgical Resources, Inc.	7,861	1,060,999
Amcor plc	789,100	7,606,924
Amyris, Inc. *(a)	156,960	132,411
AptarGroup, Inc.	34,586	3,890,579
Arconic Corp. *	53,752	1,553,970
Ashland, Inc.	26,636	2,260,864
ATI, Inc. *	69,028	2,386,988
Avery Dennison Corp.	42,850	6,904,420
Avient Corp.	45,880	1,674,620
Axalta Coating Systems Ltd. *	116,155	3,369,657
Balchem Corp.	17,156	2,120,996
Ball Corp.	166,265	8,506,117
Berry Global Group, Inc.	64,435	3,686,326
Cabot Corp.	29,603	2,027,213
Carpenter Technology Corp.	25,967	1,184,355
Celanese Corp.	52,783	5,490,488
Century Aluminum Co. *	28,734	225,275
SECURITY	NUMBER OF SHARES	VALUE ($)
CF Industries Holdings, Inc.	104,159	6,406,820
Chase Corp.	4,153	488,393
Clearwater Paper Corp. *	9,284	282,141
Cleveland-Cliffs, Inc. *	273,112	3,790,795
Coeur Mining, Inc. *	154,522	463,566
Commercial Metals Co.	61,635	2,634,896
Compass Minerals International, Inc.	17,996	571,013
Corteva, Inc.	377,169	20,174,770
Crown Holdings, Inc.	63,638	4,851,125
Danimer Scientific, Inc. *(a)	46,415	134,139
Diversey Holdings Ltd. *	40,902	340,714
Dow, Inc.	373,835	18,235,671
DuPont de Nemours, Inc.	242,067	16,264,482
Eagle Materials, Inc.	19,001	3,095,833
Eastman Chemical Co.	62,813	4,842,254
Ecolab, Inc.	131,273	21,666,609
Ecovyst, Inc. *	40,811	409,742
Element Solutions, Inc.	118,903	2,131,931
FMC Corp.	66,613	6,933,081
Freeport-McMoRan, Inc.	756,984	25,994,831
Ginkgo Bioworks Holdings, Inc. *(a)	545,285	861,550
Graphic Packaging Holding Co.	162,855	3,892,234
Greif, Inc., Class A	16,930	1,017,493
H.B. Fuller Co.	28,269	1,779,251
Hawkins, Inc.	9,735	456,961
Hecla Mining Co.	302,201	1,610,731
Huntsman Corp.	94,992	2,256,060
Ingevity Corp. *	18,783	886,370
Innospec, Inc.	13,095	1,209,454
International Flavors & Fragrances, Inc.	135,176	10,447,753
International Paper Co.	188,056	5,536,369
Kaiser Aluminum Corp.	8,783	530,493
Koppers Holdings, Inc.	11,224	325,047
Kronos Worldwide, Inc.	13,012	107,349
Linde plc	261,122	92,348,407
Livent Corp. *	95,735	2,206,692
Louisiana-Pacific Corp.	38,198	2,235,347
LSB Industries, Inc. *	27,895	259,424
LyondellBasell Industries N.V., Class A	134,724	11,524,291
Martin Marietta Materials, Inc.	32,932	13,108,253
Materion Corp.	10,794	1,083,070
Mativ Holdings, Inc.	28,528	429,632
Mercer International, Inc.	22,249	192,676
Minerals Technologies, Inc.	17,581	977,679
MP Materials Corp. *	48,387	1,002,579
Myers Industries, Inc.	20,275	379,143
NewMarket Corp.	3,531	1,376,454
Newmont Corp.	420,004	17,031,162
Nucor Corp.	133,847	17,675,835
O-I Glass, Inc. *	80,756	1,673,264
Olin Corp.	65,035	3,076,806
Orion Engineered Carbons S.A.	29,724	689,300
Packaging Corp. of America	49,072	6,086,400
Pactiv Evergreen, Inc.	20,990	147,350
Perimeter Solutions S.A. *	80,445	436,012
Piedmont Lithium, Inc. *	8,952	490,301
PPG Industries, Inc.	124,098	16,292,826
PureCycle Technologies, Inc. *(a)	69,500	478,855
Quaker Chemical Corp.	7,355	1,396,053
Ranpak Holdings Corp. *	20,555	63,721
Reliance Steel & Aluminum Co.	31,148	7,309,813
Royal Gold, Inc.	34,683	4,295,143
RPM International, Inc.	68,283	5,448,301
Schnitzer Steel Industries, Inc., Class A	13,689	376,584
Sealed Air Corp.	76,234	2,885,457
Sensient Technologies Corp.	22,456	1,617,506

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Silgan Holdings, Inc.	44,705	2,011,278
Sonoco Products Co.	51,913	3,107,512
Steel Dynamics, Inc.	88,333	8,117,803
Stepan Co.	10,997	1,011,174
Summit Materials, Inc., Class A *	62,661	1,981,967
SunCoke Energy, Inc.	43,380	294,550
Sylvamo Corp.	16,770	661,073
The Chemours Co.	78,241	2,072,604
The Mosaic Co.	180,077	5,755,261
The Scotts Miracle-Gro Co.	21,776	1,376,243
The Sherwin-Williams Co.	124,960	28,463,389
TimkenSteel Corp. *	20,800	354,224
TriMas Corp.	22,008	557,022
Trinseo plc	18,627	231,347
Tronox Holdings plc, Class A	59,928	637,634
United States Lime & Minerals, Inc.	1,044	189,402
United States Steel Corp.	119,729	2,504,731
Valhi, Inc.	1,707	21,218
Vulcan Materials Co.	70,415	13,766,132
Warrior Met Coal, Inc.	27,225	892,436
Westlake Corp.	18,202	1,892,098
Westrock Co.	135,565	3,797,176
Worthington Industries, Inc.	16,179	908,127
		567,086,862

Media & Entertainment 7.2%
Activision Blizzard, Inc.	377,745	30,295,149
Advantage Solutions, Inc. *	48,575	92,292
Alphabet, Inc., Class A *	3,156,750	387,869,872
Alphabet, Inc., Class C *	2,750,500	339,329,185
Altice USA, Inc., Class A *	111,802	286,213
AMC Entertainment Holdings, Inc., Class A (a)	271,868	1,223,406
AMC Networks, Inc., Class A *	15,238	172,342
Angi, Inc. *	46,435	142,091
Bumble, Inc., Class A *	49,875	763,087
Cable One, Inc.	2,559	1,565,673
Cardlytics, Inc. *	17,417	90,046
Cargurus, Inc. *	51,377	965,374
Cars.com, Inc. *	33,864	597,700
Charter Communications, Inc., Class A *	55,850	18,215,477
Cinemark Holdings, Inc. *	58,058	929,509
Clear Channel Outdoor Holdings, Inc. *	256,735	315,784
Comcast Corp., Class A	2,229,513	87,731,337
DISH Network Corp., Class A *	134,551	865,163
Electronic Arts, Inc.	138,150	17,683,200
Endeavor Group Holdings, Inc., Class A *	92,939	2,092,986
Eventbrite, Inc., Class A *	45,503	330,352
Fox Corp., Class A	157,472	4,913,126
Fox Corp., Class B	72,756	2,125,203
fuboTV, Inc. *(a)	92,091	142,741
Gannett Co., Inc. *	84,186	186,893
Gray Television, Inc.	45,301	318,466
Grindr, Inc. *	13,350	80,901
IAC, Inc. *	41,995	2,345,001
iHeartMedia, Inc., Class A *	55,879	132,433
Integral Ad Science Holding Corp. *	25,159	475,757
John Wiley & Sons, Inc., Class A	23,133	832,788
Liberty Broadband Corp., Class A *	8,986	663,796
Liberty Broadband Corp., Class C *	62,873	4,658,889
Liberty Media Corp. - Liberty Braves, Class A *	5,522	206,357
Liberty Media Corp. - Liberty Braves, Class C *	19,353	709,868
SECURITY	NUMBER OF SHARES	VALUE ($)
Liberty Media Corp. - Liberty Formula One, Class A *	12,568	793,669
Liberty Media Corp. - Liberty Formula One, Class C *	109,597	7,715,629
Liberty Media Corp. - Liberty SiriusXM, Class A *	39,150	1,095,417
Liberty Media Corp. - Liberty SiriusXM, Class C *	80,481	2,250,249
Lions Gate Entertainment Corp., Class A *	29,336	302,161
Lions Gate Entertainment Corp., Class B *	70,229	680,519
Live Nation Entertainment, Inc. *	75,581	6,041,945
Loop Media, Inc. *	18,930	61,901
Madison Square Garden Entertainment Corp. *	13,991	490,944
Madison Square Garden Sports Corp.	9,501	1,678,352
Magnite, Inc. *	64,268	763,504
Match Group, Inc. *	148,342	5,117,799
MediaAlpha, Inc., Class A *	12,757	112,517
Meta Platforms, Inc., Class A *	1,179,354	312,198,591
Netflix, Inc. *	235,956	93,256,890
News Corp., Class A	202,970	3,716,381
News Corp., Class B	62,769	1,159,971
Nexstar Media Group, Inc., Class A	19,877	2,999,837
Nextdoor Holdings, Inc. *	68,451	169,074
Omnicom Group, Inc.	107,186	9,452,733
Paramount Global, Class B (a)	273,394	4,158,323
Pinterest, Inc., Class A *	315,179	7,545,385
Playtika Holding Corp. *	48,252	483,968
QuinStreet, Inc. *	26,174	241,324
ROBLOX Corp., Class A *	191,742	8,026,320
Roku, Inc. *	64,283	3,741,271
Rumble, Inc. *	43,044	424,844
Scholastic Corp.	15,290	649,519
Shutterstock, Inc.	12,695	631,830
Sinclair Broadcast Group, Inc., Class A	21,765	334,746
Sirius XM Holdings, Inc. (a)	369,420	1,315,135
Skillz, Inc. *	149,901	70,154
Snap, Inc., Class A *	520,458	5,308,672
Sphere Entertainment Co. *	13,991	333,965
System1, Inc. *	10,201	35,601
Take-Two Interactive Software, Inc. *	83,991	11,568,080
TechTarget, Inc. *	14,888	517,209
TEGNA, Inc.	117,480	1,819,765
The E.W. Scripps Co., Class A *	29,406	231,719
The Interpublic Group of Cos., Inc.	205,891	7,657,086
The New York Times Co., Class A	87,436	3,096,983
The Trade Desk, Inc., Class A *	235,377	16,495,220
The Walt Disney Co. *	967,886	85,135,253
TripAdvisor, Inc. *	56,673	881,832
Vimeo, Inc. *	92,085	337,952
Vivid Seats, Inc., Class A *	10,449	76,382
Warner Bros Discovery, Inc. *	1,168,487	13,180,533
Warner Music Group Corp., Class A	61,975	1,515,289
WideOpenWest, Inc. *	28,976	220,218
World Wrestling Entertainment, Inc., Class A	22,793	2,309,387
Yelp, Inc. *	36,563	1,224,860
Ziff Davis, Inc. *	24,872	1,468,443
ZipRecruiter, Inc., Class A *	27,223	421,140
ZoomInfo Technologies, Inc. *	143,804	3,556,273
		1,544,421,221

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pharmaceuticals, Biotechnology & Life Sciences 7.9%
10X Genomics, Inc., Class A *	51,083	2,679,814
2seventy bio, Inc. *	20,581	245,120
4D Molecular Therapeutics, Inc. *	15,548	285,461
AbbVie, Inc.	936,937	129,259,828
Absci Corp. *	25,268	48,009
ACADIA Pharmaceuticals, Inc. *	63,238	1,486,093
Aclaris Therapeutics, Inc. *	27,084	226,151
Acrivon Therapeutics, Inc. *	4,150	48,887
Adaptive Biotechnologies Corp. *	61,253	426,321
Agenus, Inc. *	160,326	250,109
Agilent Technologies, Inc.	156,795	18,136,478
Agios Pharmaceuticals, Inc. *	29,005	733,246
Akero Therapeutics, Inc. *	19,000	847,020
Akoya Biosciences, Inc. *	10,338	58,203
Alector, Inc. *	36,013	267,937
Alkermes plc *	87,494	2,531,201
Allogene Therapeutics, Inc. *(a)	47,896	251,454
Allovir, Inc. *	24,257	91,449
Alnylam Pharmaceuticals, Inc. *	64,874	12,002,339
ALX Oncology Holdings, Inc. *	14,548	97,035
Amgen, Inc.	282,859	62,412,838
Amicus Therapeutics, Inc. *	133,998	1,508,817
Amneal Pharmaceuticals, Inc. *	57,101	133,616
Amphastar Pharmaceuticals, Inc. *	20,521	910,517
Amylyx Pharmaceuticals, Inc. *	21,741	536,785
AnaptysBio, Inc. *	11,532	220,261
Anavex Life Sciences Corp. *	40,005	369,646
Anika Therapeutics, Inc. *	7,652	207,293
Apellis Pharmaceuticals, Inc. *	49,595	4,257,731
Arcellx, Inc. *	14,264	629,756
Arcturus Therapeutics Holdings, Inc. *	14,279	390,388
Arcus Biosciences, Inc. *	27,381	562,406
Arcutis Biotherapeutics, Inc. *	23,160	173,932
Arrowhead Pharmaceuticals, Inc. *	58,168	2,001,561
Arvinas, Inc. *	25,429	555,115
Atara Biotherapeutics, Inc. *	29,439	45,042
Atea Pharmaceuticals, Inc. *	12,629	50,390
Avantor, Inc. *	356,840	7,115,390
Avid Bioservices, Inc. *	32,333	499,545
Avidity Biosciences, Inc. *	35,068	372,422
Axsome Therapeutics, Inc. *	18,136	1,338,074
Azenta, Inc. *	36,645	1,584,896
Beam Therapeutics, Inc. *	32,159	1,025,872
BioCryst Pharmaceuticals, Inc. *	100,588	831,863
Biogen, Inc. *	76,078	22,550,280
Biohaven Ltd. *	34,018	595,655
BioLife Solutions, Inc. *	18,043	421,304
BioMarin Pharmaceutical, Inc. *	98,311	8,547,158
Bionano Genomics, Inc. *(a)	155,289	107,444
Bio-Rad Laboratories, Inc., Class A *	11,348	4,236,776
Bio-Techne Corp.	83,161	6,801,738
Bioxcel Therapeutics, Inc. *	10,984	197,053
Blueprint Medicines Corp. *	32,308	1,826,048
Bridgebio Pharma, Inc. *	61,421	842,696
Bristol-Myers Squibb Co.	1,126,654	72,601,584
Bruker Corp.	52,886	3,654,423
Cara Therapeutics, Inc. *	22,071	70,186
CareDx, Inc. *	27,637	220,543
Caribou Biosciences, Inc. *	28,714	126,629
Cassava Sciences, Inc. *(a)	21,087	478,886
Catalent, Inc. *	95,256	3,546,381
Catalyst Pharmaceuticals, Inc. *	49,516	571,910
Celldex Therapeutics, Inc. *	24,634	783,361
Century Therapeutics, Inc. *	11,116	35,349
Cerevel Therapeutics Holdings, Inc. *	33,480	1,091,448
SECURITY	NUMBER OF SHARES	VALUE ($)
Charles River Laboratories International, Inc. *	27,003	5,221,840
Chinook Therapeutics, Inc. *	23,140	559,757
Codexis, Inc. *	40,109	88,641
Coherus Biosciences, Inc. *	34,699	141,919
Collegium Pharmaceutical, Inc. *	18,311	404,124
Corcept Therapeutics, Inc. *	49,708	1,167,641
Crinetics Pharmaceuticals, Inc. *	24,581	536,603
CRISPR Therapeutics AG *	41,770	2,674,951
CryoPort, Inc. *	26,665	490,903
Cullinan Oncology, Inc. *	13,453	138,297
Cytek Biosciences, Inc. *	41,984	327,895
Cytokinetics, Inc. *	50,356	1,897,918
Danaher Corp.	347,529	79,799,609
Day One Biopharmaceuticals, Inc. *	14,273	189,831
Deciphera Pharmaceuticals, Inc. *	29,710	401,085
Denali Therapeutics, Inc. *	59,244	1,790,354
Design Therapeutics, Inc. *(a)	15,478	87,141
DICE Therapeutics, Inc. *	18,551	586,397
Dynavax Technologies Corp. *	62,522	714,626
Dyne Therapeutics, Inc. *	13,654	177,912
Eagle Pharmaceuticals, Inc. *	5,378	111,593
Edgewise Therapeutics, Inc. *	22,662	229,339
Editas Medicine, Inc. *	40,620	372,892
Elanco Animal Health, Inc. *	238,150	1,940,922
Eli Lilly & Co.	417,867	179,457,162
Emergent BioSolutions, Inc. *	22,763	194,168
Enanta Pharmaceuticals, Inc. *	11,048	259,407
Entrada Therapeutics, Inc. *	9,160	104,974
EQRx, Inc. *	121,618	214,048
Erasca, Inc. *	43,845	118,820
Exact Sciences Corp. *	94,017	7,669,907
Exelixis, Inc. *	171,514	3,306,790
Fate Therapeutics, Inc. *	44,660	225,533
FibroGen, Inc. *	46,648	804,678
G1 Therapeutics, Inc. *	28,489	72,362
Genelux Corp. *	2,310	62,832
Generation Bio Co. *	22,476	78,666
Gilead Sciences, Inc.	660,145	50,791,556
GreenLight Biosciences Holdings PBC *	37,460	10,957
Halozyme Therapeutics, Inc. *	71,640	2,323,285
Harmony Biosciences Holdings, Inc. *	15,440	533,915
Heron Therapeutics, Inc. *	53,883	61,427
HilleVax, Inc. *	6,807	115,855
Horizon Therapeutics plc *	120,038	12,007,401
Humacyte, Inc. *(a)	33,912	116,318
IGM Biosciences, Inc. *	4,931	59,419
Illumina, Inc. *	83,319	16,384,681
ImmunityBio, Inc. *(a)	55,381	152,298
ImmunoGen, Inc. *	118,893	1,621,700
Immunovant, Inc. *	29,588	621,644
Incyte Corp. *	97,654	6,010,604
Inhibrx, Inc. *	16,702	395,169
Innoviva, Inc. *	33,716	454,829
Inovio Pharmaceuticals, Inc. *	147,450	88,264
Insmed, Inc. *	73,262	1,394,176
Instil Bio, Inc. *	55,174	33,099
Intellia Therapeutics, Inc. *	44,253	1,648,867
Intra-Cellular Therapies, Inc. *	46,918	2,785,991
Invivyd, Inc. *(a)	33,383	60,089
Ionis Pharmaceuticals, Inc. *	75,515	3,088,563
Iovance Biotherapeutics, Inc. *	74,404	650,291
IQVIA Holdings, Inc. *	98,333	19,362,751
Ironwood Pharmaceuticals, Inc. *	70,341	765,310
iTeos Therapeutics, Inc. *	13,476	219,389
IVERIC bio, Inc. *	68,480	2,585,120
Jazz Pharmaceuticals plc *	33,414	4,282,338
Johnson & Johnson	1,385,596	214,850,516

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Karuna Therapeutics, Inc. *	15,801	3,579,717
Keros Therapeutics, Inc. *	8,951	428,395
Kinnate Biopharma, Inc. *	8,087	34,774
Kodiak Sciences, Inc. *	19,384	114,947
Kronos Bio, Inc. *	29,368	49,045
Krystal Biotech, Inc. *	11,665	1,374,720
Kura Oncology, Inc. *	32,728	435,937
Kymera Therapeutics, Inc. *	20,949	616,739
Lexicon Pharmaceuticals, Inc. *	54,061	178,401
Ligand Pharmaceuticals, Inc. *	8,412	589,513
Lyell Immunopharma, Inc. *	75,796	241,789
MacroGenics, Inc. *	32,178	150,271
Madrigal Pharmaceuticals, Inc. *	6,484	1,805,210
Mallinckrodt plc *	7,967	21,909
MannKind Corp. *	137,031	635,824
Maravai LifeSciences Holdings, Inc., Class A *	58,951	756,931
Medpace Holdings, Inc. *	13,443	2,782,298
Merck & Co., Inc.	1,343,459	148,331,308
Mersana Therapeutics, Inc. *	46,547	350,033
Mesa Laboratories, Inc.	2,759	357,263
Mettler-Toledo International, Inc. *	11,711	15,480,420
MiMedx Group, Inc. *	60,055	351,922
Mind Medicine MindMed, Inc. *	23,873	84,510
Mineralys Therapeutics, Inc. *	6,494	94,423
Mirati Therapeutics, Inc. *	27,428	1,019,224
Moderna, Inc. *	174,752	22,317,578
Monte Rosa Therapeutics, Inc. *	15,560	114,833
Morphic Holding, Inc. *	18,589	1,068,867
Myriad Genetics, Inc. *	42,838	945,006
NanoString Technologies, Inc. *	23,973	141,201
Natera, Inc. *	57,709	2,718,671
Neurocrine Biosciences, Inc. *	51,154	4,579,818
NGM Biopharmaceuticals, Inc. *	19,625	59,464
Nkarta, Inc. *	18,471	85,336
Novavax, Inc. *(a)	46,478	374,148
Nurix Therapeutics, Inc. *	24,695	249,913
Nuvation Bio, Inc. *	69,912	113,257
Omeros Corp. *(a)	38,904	241,205
OmniAb, Inc. *	53,700	231,984
Organogenesis Holdings, Inc. *	31,839	115,576
Organon & Co.	134,733	2,612,473
Pacific Biosciences of California, Inc. *	119,519	1,479,645
Pacira BioSciences, Inc. *	24,830	944,285
Perrigo Co., plc	70,035	2,238,319
Pfizer, Inc.	2,974,878	113,104,862
Phathom Pharmaceuticals, Inc. *(a)	12,111	142,425
PhenomeX, Inc. *	24,373	17,061
Phibro Animal Health Corp., Class A	10,830	144,039
Pliant Therapeutics, Inc. *	22,339	483,193
PMV Pharmaceuticals, Inc. *	18,726	100,184
Poseida Therapeutics, Inc. *	27,074	61,458
Precigen, Inc. *	97,839	116,428
Prelude Therapeutics, Inc. *	8,910	49,718
Prestige Consumer Healthcare, Inc. *	26,489	1,515,965
Prime Medicine, Inc. *(a)	5,170	70,932
Prometheus Biosciences, Inc. *	18,112	3,598,854
Protagonist Therapeutics, Inc. *	25,637	668,357
Prothena Corp. plc *	20,956	1,392,107
PTC Therapeutics, Inc. *	38,066	1,597,630
Quanterix Corp. *	17,202	337,331
RAPT Therapeutics, Inc. *	13,247	265,337
Reata Pharmaceuticals, Inc., Class A *	14,991	1,349,940
Recursion Pharmaceuticals, Inc., Class A *	70,021	614,084
Regeneron Pharmaceuticals, Inc. *	56,891	41,846,744
REGENXBIO, Inc. *	21,320	367,344
SECURITY	NUMBER OF SHARES	VALUE ($)
Relay Therapeutics, Inc. *	46,580	518,901
Repligen Corp. *	27,448	4,609,068
Replimune Group, Inc. *	20,233	384,225
Revance Therapeutics, Inc. *	43,825	1,339,292
REVOLUTION Medicines, Inc. *	47,091	1,173,979
Revvity, Inc.	66,844	7,708,450
Rhythm Pharmaceuticals, Inc. *	23,650	394,009
Rocket Pharmaceuticals, Inc. *	31,221	653,456
Roivant Sciences Ltd. *	59,935	544,809
Royalty Pharma plc, Class A	196,649	6,438,288
Sage Therapeutics, Inc. *	27,676	1,369,962
Sana Biotechnology, Inc. *(a)	43,133	259,661
Sangamo Therapeutics, Inc. *	82,679	92,600
Sarepta Therapeutics, Inc. *	46,404	5,735,534
Scholar Rock Holding Corp. *	18,796	109,393
Scilex Holding Co. *(c)	38,288	180,535
Seagen, Inc. *	72,614	14,210,560
Seer, Inc. *	20,911	76,952
Seres Therapeutics, Inc. *	48,720	241,164
SIGA Technologies, Inc.	20,700	116,127
SomaLogic, Inc. *	76,383	231,440
Sotera Health Co. *	53,196	749,532
SpringWorks Therapeutics, Inc. *	23,842	652,794
Stoke Therapeutics, Inc. *	10,903	122,114
Supernus Pharmaceuticals, Inc. *	28,273	936,967
Syndax Pharmaceuticals, Inc. *	35,337	705,680
Syneos Health, Inc. *	54,981	2,287,210
Tarsus Pharmaceuticals, Inc. *	9,941	166,512
TG Therapeutics, Inc. *	73,149	1,947,958
TherapeuticsMD, Inc. *	8,619	35,769
Theravance Biopharma, Inc. *	31,425	351,331
Thermo Fisher Scientific, Inc.	207,928	105,723,071
Third Harmonic Bio, Inc. *	6,349	30,412
Travere Therapeutics, Inc. *	34,624	619,423
Twist Bioscience Corp. *	30,296	458,984
Tyra Biosciences, Inc. *(a)	6,026	87,196
Ultragenyx Pharmaceutical, Inc. *	37,384	1,845,274
uniQure N.V. *	22,697	437,825
United Therapeutics Corp. *	24,166	5,068,577
Vanda Pharmaceuticals, Inc. *	27,609	164,274
Vaxart, Inc. *	83,191	101,493
Vaxcyte, Inc. *	39,125	1,937,470
VBI Vaccines, Inc. (a)	4,217	12,524
Ventyx Biosciences, Inc. *	14,851	511,914
Veracyte, Inc. *	38,959	1,008,259
Vericel Corp. *	25,626	823,107
Vertex Pharmaceuticals, Inc. *	136,000	44,005,520
Verve Therapeutics, Inc. *	21,410	331,427
Viatris, Inc.	640,118	5,857,080
Vir Biotechnology, Inc. *	40,682	1,084,989
Waters Corp. *	31,436	7,897,352
West Pharmaceutical Services, Inc.	39,119	13,090,391
Xencor, Inc. *	32,006	867,363
Y-mAbs Therapeutics, Inc. *	16,904	137,430
Zentalis Pharmaceuticals, Inc. *	22,884	595,899
Zoetis, Inc.	246,640	40,204,786
		1,698,697,929

Real Estate Management & Development 0.1%
Anywhere Real Estate, Inc. *	60,682	368,340
CBRE Group, Inc., Class A *	166,528	12,476,278
Compass, Inc., Class A *	132,462	490,109
Cushman & Wakefield plc *	87,915	697,166
DigitalBridge Group, Inc.	78,547	978,696
Doma Holdings, Inc. *	75,469	22,505
eXp World Holdings, Inc.	38,905	598,748
Forestar Group, Inc. *	10,345	210,314
FRP Holdings, Inc. *	3,539	186,895

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Jones Lang LaSalle, Inc. *	24,738	3,471,731
Kennedy-Wilson Holdings, Inc.	63,250	975,947
Marcus & Millichap, Inc.	13,292	390,120
Newmark Group, Inc., Class A	67,857	388,142
Offerpad Solutions, Inc. *	25,604	16,468
Opendoor Technologies, Inc. *	264,256	697,636
RE/MAX Holdings, Inc., Class A	10,362	193,666
Redfin Corp. *	60,350	590,827
Seritage Growth Properties, Class A *(a)	20,194	150,243
Tejon Ranch Co. *	13,850	234,065
The Howard Hughes Corp. *	18,477	1,377,830
The RMR Group, Inc., Class A	7,974	171,680
The St. Joe Co.	17,601	818,623
Zillow Group, Inc., Class A *	30,794	1,379,263
Zillow Group, Inc., Class C *	86,199	3,931,536
		30,816,828

Semiconductors & Semiconductor Equipment 6.7%
ACM Research, Inc., Class A *	22,894	231,458
Advanced Micro Devices, Inc. *	854,282	100,984,675
Allegro MicroSystems, Inc. *	34,783	1,368,015
Alpha & Omega Semiconductor Ltd. *	11,528	319,210
Ambarella, Inc. *	19,601	1,417,544
Amkor Technology, Inc.	52,283	1,295,573
Analog Devices, Inc.	268,862	47,774,089
Applied Materials, Inc.	446,772	59,554,708
Axcelis Technologies, Inc. *	17,391	2,739,952
Broadcom, Inc.	221,529	178,986,571
CEVA, Inc. *	12,183	304,819
Cirrus Logic, Inc. *	29,254	2,272,451
Cohu, Inc. *	24,149	925,873
Credo Technology Group Holding Ltd. *	47,473	637,088
Diodes, Inc. *	24,165	2,170,984
Enphase Energy, Inc. *	72,037	12,525,793
Entegris, Inc.	78,470	8,258,967
First Solar, Inc. *	52,581	10,671,840
FormFactor, Inc. *	41,132	1,287,020
Ichor Holdings Ltd. *	15,145	458,893
Impinj, Inc. *	11,328	1,159,307
Intel Corp.	2,192,179	68,922,108
KLA Corp.	73,373	32,503,505
Kulicke & Soffa Industries, Inc.	29,992	1,585,977
Lam Research Corp.	71,514	44,102,684
Lattice Semiconductor Corp. *	72,464	5,892,048
MACOM Technology Solutions Holdings, Inc. *	27,270	1,631,564
Marvell Technology, Inc.	450,771	26,365,596
MaxLinear, Inc. *	38,124	1,113,602
Microchip Technology, Inc.	290,372	21,853,397
Micron Technology, Inc.	578,045	39,422,669
MKS Instruments, Inc.	30,374	2,955,694
Monolithic Power Systems, Inc.	23,641	11,581,962
Navitas Semiconductor Corp. *	44,930	384,151
NVIDIA Corp.	1,303,526	493,176,027
NXP Semiconductors N.V.	137,277	24,586,311
ON Semiconductor Corp. *	228,361	19,090,980
Onto Innovation, Inc. *	26,433	2,837,582
PDF Solutions, Inc. *	15,819	668,353
Photronics, Inc. *	33,735	716,194
Power Integrations, Inc.	29,868	2,580,595
Qorvo, Inc. *	52,910	5,146,027
QUALCOMM, Inc.	591,091	67,035,630
Rambus, Inc. *	56,782	3,631,777
Rigetti Computing, Inc., Class A *	53,202	49,946
Semtech Corp. *	33,485	727,964
Silicon Laboratories, Inc. *	16,948	2,384,075
SECURITY	NUMBER OF SHARES	VALUE ($)
SiTime Corp. *	8,741	866,845
SkyWater Technology, Inc. *	6,449	66,102
Skyworks Solutions, Inc.	84,139	8,709,228
SMART Global Holdings, Inc. *	27,141	612,844
SolarEdge Technologies, Inc. *	29,655	8,446,634
Synaptics, Inc. *	20,812	1,790,664
Teradyne, Inc.	82,541	8,269,783
Texas Instruments, Inc.	480,765	83,595,418
Ultra Clean Holdings, Inc. *	24,627	844,214
Universal Display Corp.	22,942	3,380,045
Veeco Instruments, Inc. *	26,707	651,918
Wolfspeed, Inc. *	65,782	3,160,167
		1,436,685,110

Software & Services 11.7%
8x8, Inc. *	61,201	249,700
A10 Networks, Inc.	34,557	514,554
Accenture plc, Class A	333,819	102,121,908
ACI Worldwide, Inc. *	58,854	1,342,460
Adeia, Inc.	55,031	539,854
Adobe, Inc. *	242,618	101,363,374
Agilysys, Inc. *	10,496	780,273
Akamai Technologies, Inc. *	83,150	7,659,778
Alarm.com Holdings, Inc. *	26,673	1,339,518
Alkami Technology, Inc. *	19,217	288,255
Altair Engineering, Inc., Class A *	27,440	2,012,175
Alteryx, Inc., Class A *	32,815	1,277,816
Amplitude, Inc., Class A *	30,328	295,395
ANSYS, Inc. *	45,990	14,881,904
Appfolio, Inc., Class A *	10,106	1,446,674
Appian Corp., Class A *	21,622	926,070
AppLovin Corp., Class A *	64,347	1,609,318
Asana, Inc., Class A *	40,076	957,015
Aspen Technology, Inc. *	15,494	2,539,776
Atlassian Corp., Class A *	79,574	14,386,183
Autodesk, Inc. *	114,109	22,752,194
AvePoint, Inc. *	46,072	304,536
Bentley Systems, Inc., Class B	104,122	5,079,071
BigCommerce Holdings, Inc. *	34,699	276,551
Bill Holdings, Inc. *	50,869	5,269,011
Black Knight, Inc. *	82,205	4,749,805
Blackbaud, Inc. *	23,883	1,752,057
Blackline, Inc. *	28,940	1,506,906
Blend Labs, Inc., Class A *(a)	86,689	85,727
Box, Inc., Class A *	76,061	2,142,638
Braze, Inc., Class A *	19,431	643,360
C3.ai, Inc., Class A *(a)	45,427	1,817,534
Cadence Design Systems, Inc. *	145,341	33,560,690
CCC Intelligent Solutions Holdings, Inc. *	54,733	598,779
Cerence, Inc. *	21,497	613,094
Cipher Mining, Inc. *(a)	26,421	67,109
Clear Secure, Inc., Class A	41,329	1,021,240
Clearwater Analytics Holdings, Inc., Class A *	34,769	560,476
Cloudflare, Inc., Class A *	151,879	10,503,952
Cognizant Technology Solutions Corp., Class A	269,876	16,864,551
CommVault Systems, Inc. *	23,771	1,656,601
Confluent, Inc., Class A *	81,587	2,589,571
Consensus Cloud Solutions, Inc. *	9,203	335,449
Couchbase, Inc. *	12,928	265,283
Crowdstrike Holdings, Inc., Class A *	115,311	18,464,750
CS Disco, Inc. *	10,890	90,060
Cvent Holding Corp. *(a)	34,996	297,116
Cyxtera Technologies, Inc. *	32,001	5,184
Datadog, Inc., Class A *	130,976	12,430,932
Digital Turbine, Inc. *	48,920	447,129

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
DigitalOcean Holdings, Inc. *	32,017	1,253,466
DocuSign, Inc. *	106,239	5,991,880
Dolby Laboratories, Inc., Class A	31,594	2,607,453
Domo, Inc., Class B *	16,904	227,359
DoubleVerify Holdings, Inc. *	46,208	1,611,273
Dropbox, Inc., Class A *	142,136	3,271,971
D-Wave Quantum, Inc. *	29,398	37,041
DXC Technology Co. *	120,576	3,018,017
Dynatrace, Inc. *	114,832	5,855,284
E2open Parent Holdings, Inc. *	90,832	454,160
Ebix, Inc.	12,210	243,223
Elastic N.V. *	41,198	3,000,038
Enfusion, Inc., Class A *	9,321	74,195
EngageSmart, Inc. *	15,378	291,874
Envestnet, Inc. *	29,527	1,545,148
EPAM Systems, Inc. *	30,435	7,810,230
Everbridge, Inc. *	21,431	514,773
EverCommerce, Inc. *	15,303	181,800
Expensify, Inc., Class A *	23,240	160,821
Fair Isaac Corp. *	13,310	10,483,888
Fastly, Inc., Class A *	60,406	983,410
Five9, Inc. *	37,450	2,475,820
Fortinet, Inc. *	343,582	23,476,958
Freshworks, Inc., Class A *	85,631	1,349,545
Gartner, Inc. *	41,842	14,345,948
Gen Digital, Inc.	300,646	5,273,331
Gitlab, Inc., Class A *	33,430	1,235,573
GoDaddy, Inc., Class A *	82,120	6,025,966
Grid Dynamics Holdings, Inc. *	29,202	280,339
Guidewire Software, Inc. *	43,153	3,580,836
HashiCorp, Inc., Class A *	43,644	1,498,735
HubSpot, Inc. *	25,679	13,301,465
Informatica, Inc., Class A *	20,586	363,549
Instructure Holdings, Inc. *	8,910	218,830
Intapp, Inc. *	11,487	485,556
InterDigital, Inc.	14,267	1,184,732
International Business Machines Corp.	479,685	61,682,694
Intuit, Inc.	148,821	62,373,858
Jamf Holding Corp. *	23,611	433,970
Kaltura, Inc. *	36,697	62,752
Kyndryl Holdings, Inc. *	109,962	1,381,123
LivePerson, Inc. *	38,324	141,032
LiveRamp Holdings, Inc. *	34,247	833,572
Manhattan Associates, Inc. *	33,166	6,016,976
Marathon Digital Holdings, Inc. *(a)	59,906	586,480
MariaDB plc *	19,674	17,116
Matterport, Inc. *	113,792	337,962
MeridianLink, Inc. *	10,509	204,926
Microsoft Corp.	3,944,692	1,295,397,406
MicroStrategy, Inc., Class A *(a)	5,149	1,553,093
Model N, Inc. *	18,283	583,593
Momentive Global, Inc. *	69,172	653,675
MongoDB, Inc. *	36,716	10,786,794
N-Able, Inc. *	33,963	482,275
nCino, Inc. *	41,539	1,141,907
NCR Corp. *	73,225	1,735,433
New Relic, Inc. *	31,111	2,191,770
NextNav, Inc. *(a)	18,148	46,822
Nutanix, Inc., Class A *	121,831	3,608,634
Okta, Inc. *	80,966	7,359,809
ON24, Inc.	22,461	179,463
OneSpan, Inc. *	19,650	297,501
Oracle Corp.	814,725	86,311,967
PagerDuty, Inc. *	43,697	1,188,995
Palantir Technologies, Inc., Class A *	931,518	13,702,630
Palo Alto Networks, Inc. *	160,199	34,184,865
Pegasystems, Inc.	22,077	1,067,644
Perficient, Inc. *	18,176	1,389,919
SECURITY	NUMBER OF SHARES	VALUE ($)
Porch Group, Inc. *	37,840	53,354
PowerSchool Holdings, Inc., Class A *	21,092	399,482
Procore Technologies, Inc. *	36,616	2,214,170
Progress Software Corp.	22,946	1,376,760
PROS Holdings, Inc. *	21,911	664,342
PTC, Inc. *	56,298	7,566,451
Q2 Holdings, Inc. *	31,108	905,865
Qualtrics International, Inc., Class A *	61,131	1,105,248
Qualys, Inc. *	18,290	2,309,295
Rapid7, Inc. *	31,545	1,505,327
RingCentral, Inc., Class A *	41,607	1,443,763
Riot Platforms, Inc. *(a)	91,145	1,093,740
Roper Technologies, Inc.	56,272	25,559,868
Salesforce, Inc. *	529,916	118,372,636
Samsara, Inc., Class A *	60,303	1,160,833
SentinelOne, Inc., Class A *	116,669	2,494,383
ServiceNow, Inc. *	107,566	58,599,805
Smartsheet, Inc., Class A *	69,412	3,441,447
Snowflake, Inc., Class A *	151,584	25,065,930
SolarWinds Corp. *	25,822	240,145
SoundHound AI, Inc., Class A *(a)	58,442	178,248
Splunk, Inc. *	79,852	7,928,505
Sprinklr, Inc., Class A *	34,694	461,430
Sprout Social, Inc., Class A *	25,435	1,101,590
SPS Commerce, Inc. *	18,923	2,948,203
Squarespace, Inc., Class A *	22,016	647,050
Synopsys, Inc. *	80,752	36,738,930
Telos Corp. *	24,766	79,499
Tenable Holdings, Inc. *	60,184	2,466,942
Teradata Corp. *	54,229	2,541,171
Thoughtworks Holding, Inc. *	34,144	281,347
Tucows, Inc., Class A *(a)	4,729	147,072
Twilio, Inc., Class A *	92,559	6,443,958
Tyler Technologies, Inc. *	21,915	8,699,378
UiPath, Inc., Class A *	186,542	3,337,236
Unisys Corp. *	34,082	133,942
Unity Software, Inc. *	128,658	3,823,716
Varonis Systems, Inc. *	56,631	1,488,263
Verint Systems, Inc. *	35,002	1,255,872
VeriSign, Inc. *	48,528	10,837,273
VMware, Inc., Class A *	110,777	15,097,797
Workday, Inc., Class A *	106,959	22,674,238
Workiva, Inc. *	24,418	2,365,127
Xperi, Inc. *	21,973	259,941
Yext, Inc. *	54,781	503,437
Zeta Global Holdings Corp., Class A *	65,006	586,354
Zoom Video Communications, Inc., Class A *	114,557	7,690,211
Zscaler, Inc. *	45,114	6,112,045
Zuora, Inc., Class A *	67,176	724,829
		2,529,060,947

Technology Hardware & Equipment 8.4%
908 Devices, Inc. *	10,683	93,049
ADTRAN Holdings, Inc.	37,006	329,723
Advanced Energy Industries, Inc.	19,905	1,953,676
Aeva Technologies, Inc. *	63,243	75,892
AEye, Inc. *	75,133	15,305
Amphenol Corp., Class A	315,314	23,790,441
Apple Inc.	7,880,732	1,396,859,574
Arista Networks, Inc. *	130,816	21,759,933
Arrow Electronics, Inc. *	31,128	3,942,050
Avid Technology, Inc. *	18,178	436,272
Avnet, Inc.	48,113	2,109,274
Badger Meter, Inc.	15,676	2,161,250
Belden, Inc.	22,754	1,990,747
Benchmark Electronics, Inc.	19,032	449,346

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Calix, Inc. *	30,568	1,424,774
Casa Systems, Inc. *	20,834	21,876
CDW Corp.	71,669	12,304,851
Ciena Corp. *	78,755	3,681,009
Cisco Systems, Inc.	2,177,804	108,171,525
Clearfield, Inc. *	6,807	266,222
Cognex Corp.	91,242	5,014,660
Coherent Corp. *	73,508	2,716,856
CommScope Holding Co., Inc. *	110,192	458,399
Comtech Telecommunications Corp.	16,449	188,835
Corning, Inc.	402,259	12,393,600
Corsair Gaming, Inc. *	21,228	418,616
CTS Corp.	16,914	772,462
Dell Technologies, Inc., Class C	128,439	5,755,352
Diebold Nixdorf, Inc. *(a)(c)	41,661	3,645
Digi International, Inc. *	19,530	702,103
ePlus, Inc. *	14,166	699,659
Evolv Technologies Holdings, Inc. *	32,860	195,846
Extreme Networks, Inc. *	68,251	1,405,971
F5, Inc. *	31,926	4,711,639
Fabrinet *	19,260	2,180,617
FARO Technologies, Inc. *	9,862	148,818
Harmonic, Inc. *	57,385	1,010,550
Hewlett Packard Enterprise Co.	677,972	9,776,356
HP, Inc.	456,754	13,273,271
Infinera Corp. *	100,159	490,779
Inseego Corp. *	42,376	45,342
Insight Enterprises, Inc. *	15,932	2,154,325
IonQ, Inc. *(a)	79,000	852,410
IPG Photonics Corp. *	16,978	1,875,560
Itron, Inc. *	23,695	1,604,862
Jabil, Inc.	70,462	6,307,758
Juniper Networks, Inc.	171,425	5,206,177
Keysight Technologies, Inc. *	94,379	15,270,522
Kimball Electronics, Inc. *	13,702	339,810
Knowles Corp. *	50,563	909,123
Lightwave Logic, Inc. *(a)	59,806	443,162
Littelfuse, Inc.	13,092	3,352,076
Lumentum Holdings, Inc. *	36,180	1,913,922
Methode Electronics, Inc.	18,178	782,563
MicroVision, Inc. *(a)	85,517	401,075
Mirion Technologies, Inc. *	65,673	519,473
Motorola Solutions, Inc.	88,619	24,983,468
Napco Security Technologies, Inc.	15,324	569,900
National Instruments Corp.	68,800	3,976,640
NetApp, Inc.	113,851	7,554,014
NETGEAR, Inc. *	16,087	225,701
NetScout Systems, Inc. *	35,601	1,086,543
nLight, Inc. *	26,805	387,600
Novanta, Inc. *	18,889	3,128,018
OSI Systems, Inc. *	8,239	980,523
Ouster, Inc. (a)	15,369	104,663
PAR Technology Corp. *	14,911	515,473
PC Connection, Inc.	5,785	260,151
Plexus Corp. *	14,601	1,324,019
Pure Storage, Inc., Class A *	151,316	4,356,388
Ribbon Communications, Inc. *	48,182	133,946
Rogers Corp. *	10,087	1,588,400
Sanmina Corp. *	30,775	1,632,306
ScanSource, Inc. *	12,673	364,475
Seagate Technology Holdings plc	101,785	6,117,278
SmartRent, Inc. *	67,235	242,046
Super Micro Computer, Inc. *	24,731	5,538,507
TD SYNNEX Corp.	22,161	1,980,750
TE Connectivity Ltd.	167,473	20,512,093
Teledyne Technologies, Inc. *	24,863	9,663,005
Trimble, Inc. *	130,901	6,109,150
TTM Technologies, Inc. *	55,847	765,104
Ubiquiti, Inc.	2,172	354,362
SECURITY	NUMBER OF SHARES	VALUE ($)
ViaSat, Inc. *	40,903	1,824,683
Viavi Solutions, Inc. *	118,751	1,168,510
Vishay Intertechnology, Inc.	67,494	1,739,995
Vontier Corp.	82,976	2,459,409
Western Digital Corp. *	169,339	6,558,499
Xerox Holdings Corp.	61,391	863,771
Zebra Technologies Corp., Class A *	27,239	7,152,144
		1,812,354,517

Telecommunication Services 0.9%
Anterix, Inc. *	10,624	346,874
AT&T, Inc.	3,773,142	59,351,524
ATN International, Inc.	5,570	209,042
Bandwidth, Inc., Class A *	8,674	103,221
Charge Enterprises, Inc. *	49,483	45,183
Cogent Communications Holdings, Inc.	22,774	1,401,057
Consolidated Communications Holdings, Inc. *	52,315	190,950
EchoStar Corp., Class A *	18,208	287,140
Frontier Communications Parent, Inc. *	118,641	1,765,378
GCI Liberty, Inc. *(c)	47,809	8,632
Globalstar, Inc. *	395,246	450,580
Gogo, Inc. *	35,800	538,790
IDT Corp., Class B *	11,105	337,481
Iridium Communications, Inc.	66,787	4,009,892
Liberty Global plc, Class A *	91,834	1,496,894
Liberty Global plc, Class C *	135,467	2,305,648
Liberty Latin America Ltd., Class A *	19,142	140,119
Liberty Latin America Ltd., Class C *	80,370	586,701
Lumen Technologies, Inc.	499,898	989,798
Radius Global Infrastructure, Inc., Class A *	41,403	612,764
Shenandoah Telecommunications Co.	27,221	516,655
Telephone and Data Systems, Inc.	53,582	357,928
T-Mobile US, Inc. *	313,461	43,022,522
United States Cellular Corp. *	7,821	111,840
Verizon Communications, Inc.	2,225,542	79,296,061
		198,482,674

Transportation 1.7%
Air Transport Services Group, Inc. *	29,728	496,458
Alaska Air Group, Inc. *	67,474	3,031,607
Allegiant Travel Co. *	8,571	835,587
American Airlines Group, Inc. *	344,463	5,091,163
ArcBest Corp.	12,731	1,066,603
Avis Budget Group, Inc. *	13,137	2,204,257
C.H. Robinson Worldwide, Inc.	62,640	5,921,986
CSX Corp.	1,113,586	34,153,683
Daseke, Inc. *	31,759	190,554
Delta Air Lines, Inc. *	339,024	12,316,742
Expeditors International of Washington, Inc.	84,151	9,282,697
FedEx Corp.	123,006	26,812,848
Forward Air Corp.	14,149	1,376,273
Frontier Group Holdings, Inc. *	20,050	165,011
GXO Logistics, Inc. *	63,062	3,526,427
Hawaiian Holdings, Inc. *	29,272	234,469
Heartland Express, Inc.	25,519	398,096
Hertz Global Holdings, Inc. *	85,158	1,335,277
Hub Group, Inc., Class A *	17,266	1,270,087
J.B. Hunt Transport Services, Inc.	44,135	7,369,221
JetBlue Airways Corp. *	176,085	1,202,661
Joby Aviation, Inc. *(a)	179,754	1,010,217

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kirby Corp. *	31,951	2,286,414
Knight-Swift Transportation Holdings, Inc.	85,234	4,687,018
Landstar System, Inc.	19,144	3,357,475
Lyft, Inc., Class A *	171,785	1,549,501
Marten Transport Ltd.	31,184	659,542
Matson, Inc.	20,129	1,375,415
Norfolk Southern Corp.	120,686	25,124,411
Old Dominion Freight Line, Inc.	47,935	14,880,941
RXO, Inc. *	62,651	1,307,526
Ryder System, Inc.	26,411	2,081,979
Saia, Inc. *	13,973	3,970,568
Schneider National, Inc., Class B	19,097	494,994
SkyWest, Inc. *	27,757	830,212
Southwest Airlines Co.	314,759	9,401,851
Spirit Airlines, Inc.	58,280	886,439
Sun Country Airlines Holdings, Inc. *	16,397	308,264
Uber Technologies, Inc. *	1,056,461	40,071,566
U-Haul Holding Co.	5,151	271,818
Union Pacific Corp.	324,377	62,449,060
United Airlines Holdings, Inc. *	172,996	8,211,255
United Parcel Service, Inc., Class B	386,896	64,611,632
Universal Logistics Holdings, Inc.	3,740	99,297
Werner Enterprises, Inc.	31,419	1,379,922
Wheels Up Experience, Inc. *	90,830	26,277
XPO, Inc. *	61,381	2,880,610
		372,495,911

Utilities 2.6%
ALLETE, Inc.	30,180	1,797,823
Alliant Energy Corp.	133,275	6,858,332
Altus Power, Inc. *	20,837	98,976
Ameren Corp.	136,999	11,106,509
American Electric Power Co., Inc.	272,432	22,644,548
American States Water Co.	19,671	1,747,178
American Water Works Co., Inc.	102,353	14,784,891
Atmos Energy Corp.	76,241	8,789,063
Avangrid, Inc.	36,844	1,382,755
Avista Corp.	39,602	1,637,543
Black Hills Corp.	34,268	2,088,635
California Water Service Group	28,122	1,600,423
CenterPoint Energy, Inc.	333,076	9,396,074
Chesapeake Utilities Corp.	9,419	1,202,806
Clearway Energy, Inc., Class A	18,013	494,997
Clearway Energy, Inc., Class C	44,149	1,268,401
CMS Energy Corp.	153,938	8,925,325
Consolidated Edison, Inc.	189,044	17,637,805
Constellation Energy Corp.	173,103	14,544,114
Dominion Energy, Inc.	441,285	22,187,810
DTE Energy Co.	102,630	11,042,988
Duke Energy Corp.	408,808	36,502,466
Edison International	201,584	13,610,952
Entergy Corp.	107,690	10,575,158
Essential Utilities, Inc.	126,742	5,163,469
Evergy, Inc.	121,823	7,047,461
Eversource Energy	183,745	12,720,666
Exelon Corp.	527,192	20,903,163
FirstEnergy Corp.	287,613	10,753,850
Hawaiian Electric Industries, Inc.	57,944	2,080,769
IDACORP, Inc.	26,866	2,795,945
MGE Energy, Inc.	18,467	1,325,192
Middlesex Water Co.	9,273	754,451
Montauk Renewables, Inc. *	32,061	222,503
National Fuel Gas Co.	48,697	2,479,164
New Jersey Resources Corp.	50,796	2,461,066
NextEra Energy, Inc.	1,053,476	77,388,347
NiSource, Inc.	215,465	5,793,854
Northwest Natural Holding Co.	18,280	780,556
SECURITY	NUMBER OF SHARES	VALUE ($)
NorthWestern Corp.	30,665	1,735,332
NRG Energy, Inc.	122,128	4,126,705
OGE Energy Corp.	106,174	3,745,819
ONE Gas, Inc.	28,974	2,345,156
Ormat Technologies, Inc.	27,761	2,362,461
Otter Tail Corp.	21,915	1,626,312
PG&E Corp. *	851,937	14,431,813
Pinnacle West Capital Corp.	59,835	4,624,049
PNM Resources, Inc.	46,480	2,134,362
Portland General Electric Co.	47,474	2,313,408
PPL Corp.	389,641	10,208,594
Public Service Enterprise Group, Inc.	264,999	15,833,690
Sempra Energy	166,489	23,896,166
SJW Group	14,044	1,074,787
Southwest Gas Holdings, Inc.	34,377	2,012,086
Spire, Inc.	28,041	1,810,607
Sunnova Energy International, Inc. *(a)	53,502	944,845
The AES Corp.	354,161	6,991,138
The Southern Co.	577,607	40,288,088
The York Water Co.	7,252	307,557
UGI Corp.	110,955	3,103,411
Unitil Corp.	8,367	440,857
Vistra Corp.	198,482	4,757,614
WEC Energy Group, Inc.	166,839	14,573,387
Xcel Energy, Inc.	290,199	18,947,093
		559,231,365
Total Common Stocks (Cost $14,794,561,374)		21,529,602,764

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (d)	9,128,013	9,128,013
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (d)(e)	48,254,550	48,254,550
		57,382,563
Total Short-Term Investments (Cost $57,382,563)		57,382,563
Total Investments in Securities (Cost $14,851,943,937)		21,586,985,327

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/16/23	188	39,390,700	279,231

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $45,934,162.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see Notes for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended May 31, 2023:
SECURITY	VALUE AT 8/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/23	BALANCE OF SHARES HELD AT 5/31/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
The Charles Schwab Corp.	$55,147,023	$5,761,310	($3,795,023)	$1,832,454	($16,716,942)	$42,228,822	801,458	$576,649

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$16,585,853,675	$—	$—	$16,585,853,675
Health Care Equipment & Services	1,234,213,969	—	0 *	1,234,213,969
Pharmaceuticals, Biotechnology & Life Sciences	1,698,517,394	—	180,535	1,698,697,929
Technology Hardware & Equipment	1,812,350,872	—	3,645	1,812,354,517
Telecommunication Services	198,474,042	—	8,632	198,482,674
Short-Term Investments[1]	57,382,563	—	—	57,382,563
Futures Contracts[2]	279,231	—	—	279,231
Total	$21,587,071,746	$—	$192,812	$21,587,264,558

*	Level 3 amount shown includes securities determined to have no value at May 31, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab 1000 Index ETF

Portfolio Holdings as of May 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.9%
Aptiv plc *	18,858	1,661,013
Autoliv, Inc.	5,398	439,937
BorgWarner, Inc.	16,285	721,914
Ford Motor Co.	272,304	3,267,648
General Motors Co.	97,022	3,144,483
Gentex Corp.	16,382	430,191
Harley-Davidson, Inc.	9,207	286,430
Lear Corp.	4,120	505,359
Lucid Group, Inc. *(a)	44,461	345,017
Rivian Automotive, Inc., Class A *	38,212	562,863
Tesla, Inc. *	187,212	38,178,143
Thor Industries, Inc.	3,702	289,756
		49,832,754

Banks 3.0%
Bank of America Corp.	485,860	13,502,049
Bank OZK	7,686	265,782
BOK Financial Corp.	2,062	167,682
Cadence Bank	12,744	228,882
Citigroup, Inc.	134,824	5,975,400
Citizens Financial Group, Inc.	34,286	883,893
Comerica, Inc.	9,092	328,221
Commerce Bancshares, Inc.	7,892	378,421
Cullen/Frost Bankers, Inc.	4,464	447,293
East West Bancorp, Inc.	9,802	469,026
F.N.B. Corp.	25,011	274,871
Fifth Third Bancorp	47,524	1,153,407
First Citizens BancShares, Inc., Class A	825	1,028,940
First Financial Bankshares, Inc.	9,073	234,991
First Horizon Corp.	37,366	385,243
First Interstate BancSystem, Inc., Class A	6,132	135,211
Glacier Bancorp, Inc.	7,656	220,646
Home BancShares, Inc.	13,188	283,146
Huntington Bancshares, Inc.	100,446	1,035,598
JPMorgan Chase & Co.	204,172	27,708,182
KeyCorp	64,864	605,830
M&T Bank Corp.	11,822	1,408,710
New York Community Bancorp, Inc.	50,097	514,997
Old National Bancorp	20,511	254,747
Pinnacle Financial Partners, Inc.	5,278	256,775
Popular, Inc.	5,089	290,989
Prosperity Bancshares, Inc.	6,354	363,322
Regions Financial Corp.	64,980	1,122,205
ServisFirst Bancshares, Inc.	3,371	135,851
SouthState Corp.	5,235	327,292
Synovus Financial Corp.	10,147	274,882
The PNC Financial Services Group, Inc.	27,928	3,234,900
Truist Financial Corp.	92,533	2,819,480
U.S Bancorp	96,914	2,897,729
UMB Financial Corp.	3,029	171,563
SECURITY	NUMBER OF SHARES	VALUE ($)
United Bankshares, Inc.	9,385	276,107
Valley National Bancorp	29,221	215,651
Webster Financial Corp.	12,058	428,662
Wells Fargo & Co.	265,156	10,555,860
Western Alliance Bancorp (a)	7,710	261,369
Wintrust Financial Corp.	4,232	269,028
Zions Bancorp NA	10,389	283,516
		82,076,349

Capital Goods 5.7%
3M Co.	38,340	3,577,505
A.O. Smith Corp.	8,834	564,846
Acuity Brands, Inc.	2,247	338,600
Advanced Drainage Systems, Inc.	4,337	419,691
AECOM	9,672	754,900
AGCO Corp.	4,312	475,527
Allegion plc	6,160	645,198
AMETEK, Inc.	16,005	2,321,845
Axon Enterprise, Inc. *	4,694	905,520
Bloom Energy Corp., Class A *	12,436	170,622
Builders FirstSource, Inc. *	10,214	1,184,313
BWX Technologies, Inc.	6,317	381,041
Carlisle Cos., Inc.	3,613	767,546
Carrier Global Corp.	58,020	2,373,018
Caterpillar, Inc.	36,214	7,451,030
ChargePoint Holdings, Inc. *(a)	18,390	177,831
Chart Industries, Inc. *	2,953	324,033
Crane Co.	3,315	240,868
Crane NXT Co.	3,315	174,468
Cummins, Inc.	9,829	2,009,146
Curtiss-Wright Corp.	2,661	420,598
Deere & Co.	18,819	6,510,998
Donaldson Co., Inc.	8,432	493,525
Dover Corp.	9,726	1,296,768
Eaton Corp. plc	27,685	4,869,791
EMCOR Group, Inc.	3,304	544,631
Emerson Electric Co.	39,734	3,086,537
Fastenal Co.	39,717	2,138,760
Fortive Corp.	24,598	1,601,576
Fortune Brands Innovations, Inc.	8,888	537,280
Generac Holdings, Inc. *	4,409	480,228
General Dynamics Corp.	15,683	3,202,155
General Electric Co.	75,852	7,701,254
Graco, Inc.	11,731	897,304
HEICO Corp.	2,782	430,042
HEICO Corp., Class A	4,832	588,779
Hexcel Corp.	5,843	403,109
Honeywell International, Inc.	46,494	8,908,250
Howmet Aerospace, Inc.	25,617	1,095,127
Hubbell, Inc.	3,733	1,054,423
Huntington Ingalls Industries, Inc.	2,776	559,031
IDEX Corp.	5,273	1,050,171
Illinois Tool Works, Inc.	19,309	4,223,458
Ingersoll Rand, Inc.	28,189	1,597,189
ITT, Inc.	5,728	436,244

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Johnson Controls International plc	47,799	2,853,600
L3Harris Technologies, Inc.	13,265	2,333,579
Lennox International, Inc.	2,256	621,551
Lincoln Electric Holdings, Inc.	4,024	682,712
Lockheed Martin Corp.	15,828	7,027,790
Masco Corp.	15,667	757,029
MasTec, Inc. *	4,119	417,502
Masterbrand, Inc. *	8,797	91,313
MDU Resources Group, Inc.	14,218	414,881
Nordson Corp.	3,745	816,148
Northrop Grumman Corp.	10,007	4,357,948
nVent Electric plc	11,563	501,603
Oshkosh Corp.	4,536	334,893
Otis Worldwide Corp.	28,868	2,295,295
Owens Corning	6,552	696,674
PACCAR, Inc.	36,356	2,500,566
Parker-Hannifin Corp.	8,932	2,862,170
Parsons Corp. *	2,409	107,658
Pentair plc	11,423	633,634
Plug Power, Inc. *(a)	36,671	305,103
Quanta Services, Inc.	9,934	1,764,080
Raytheon Technologies Corp.	102,006	9,398,833
RBC Bearings, Inc. *	2,004	397,373
Regal Rexnord Corp.	4,602	597,754
Rockwell Automation, Inc.	7,991	2,226,293
Sensata Technologies Holding plc	10,649	442,146
SiteOne Landscape Supply, Inc. *	3,125	430,906
Snap-on, Inc.	3,699	920,533
Stanley Black & Decker, Inc.	10,266	769,642
Sunrun, Inc. *	14,873	262,360
Textron, Inc.	14,513	897,919
The Boeing Co. *	39,156	8,054,389
The Middleby Corp. *	3,786	499,752
The Timken Co.	4,678	334,711
The Toro Co.	7,273	711,518
Trane Technologies plc	15,949	2,603,355
TransDigm Group, Inc.	3,612	2,794,424
Trex Co., Inc. *	7,638	392,211
UFP Industries, Inc.	4,293	335,283
United Rentals, Inc.	4,834	1,613,541
Univar Solutions, Inc. *	11,372	405,071
Valmont Industries, Inc.	1,499	393,143
Vertiv Holdings Co.	21,051	406,284
W.W. Grainger, Inc.	3,133	2,033,380
Watsco, Inc.	2,329	755,458
WESCO International, Inc.	3,091	424,642
Westinghouse Air Brake Technologies Corp.	12,630	1,169,917
WillScot Mobile Mini Holdings Corp. *	14,528	625,866
Woodward, Inc.	4,141	436,503
Xylem, Inc.	16,667	1,670,033
Zurn Elkay Water Solutions Corp., Class C	10,182	229,197
		153,992,942

Commercial & Professional Services 1.6%
ASGN, Inc. *	3,446	225,472
Automatic Data Processing, Inc.	28,828	6,024,764
Booz Allen Hamilton Holding Corp.	9,195	924,833
Broadridge Financial Solutions, Inc.	8,180	1,200,170
CACI International, Inc., Class A *	1,646	492,516
Casella Waste Systems, Inc., Class A *	3,561	321,060
Ceridian HCM Holding, Inc. *	10,653	658,888
Cintas Corp.	6,019	2,841,811
Clarivate plc *	30,147	235,147
Clean Harbors, Inc. *	3,485	489,294
Concentrix Corp.	2,950	258,715
Copart, Inc. *	29,843	2,613,948
SECURITY	NUMBER OF SHARES	VALUE ($)
CoStar Group, Inc. *	28,315	2,248,211
Driven Brands Holdings, Inc. *	3,751	93,137
Dun & Bradstreet Holdings, Inc.	15,330	153,300
Equifax, Inc.	8,544	1,782,449
ExlService Holdings, Inc. *	2,321	350,332
Exponent, Inc.	3,499	319,529
FTI Consulting, Inc. *	2,383	448,028
Genpact Ltd.	11,681	429,627
Insperity, Inc.	2,521	279,125
Jacobs Solutions, Inc.	8,861	971,166
KBR, Inc.	9,535	562,756
Leidos Holdings, Inc.	9,517	742,897
MSA Safety, Inc.	2,583	355,317
Paychex, Inc.	22,315	2,341,513
Paycom Software, Inc.	3,365	942,637
Paycor HCM, Inc. *	3,395	74,656
Paylocity Holding Corp. *	2,866	495,101
Republic Services, Inc.	14,287	2,023,468
Robert Half International, Inc.	7,474	485,959
Rollins, Inc.	16,133	634,350
Science Applications International Corp.	3,830	372,774
SS&C Technologies Holdings, Inc.	15,250	838,140
Stericycle, Inc. *	6,359	268,032
Tetra Tech, Inc.	3,694	507,814
TransUnion	13,393	964,028
TriNet Group, Inc. *	2,555	227,063
Verisk Analytics, Inc.	10,872	2,382,164
Waste Management, Inc.	25,844	4,184,660
		41,764,851

Consumer Discretionary Distribution & Retail 5.1%
Advance Auto Parts, Inc.	4,117	300,088
Amazon.com, Inc. *	620,567	74,827,969
AutoNation, Inc. *	2,414	316,041
AutoZone, Inc. *	1,308	3,121,987
Bath & Body Works, Inc.	15,917	560,915
Best Buy Co., Inc.	13,693	995,070
Burlington Stores, Inc. *	4,538	682,787
CarMax, Inc. *	11,016	795,465
Dick's Sporting Goods, Inc.	4,160	530,442
eBay, Inc.	37,786	1,607,416
Etsy, Inc. *	8,713	706,189
Five Below, Inc. *	3,864	666,617
Floor & Decor Holdings, Inc., Class A *	7,386	674,416
GameStop Corp., Class A *(a)	17,693	425,517
Genuine Parts Co.	9,816	1,461,897
Lithia Motors, Inc.	1,895	442,066
LKQ Corp.	17,690	933,147
Lowe’s Cos., Inc.	42,107	8,468,981
Macy's, Inc.	18,878	256,552
Murphy USA, Inc.	1,391	384,500
O'Reilly Automotive, Inc. *	4,338	3,918,559
Penske Automotive Group, Inc.	1,742	240,779
Pool Corp.	2,714	858,248
RH *	1,291	316,269
Ross Stores, Inc.	24,019	2,488,849
The Home Depot, Inc.	70,943	20,108,793
The TJX Cos., Inc.	80,467	6,179,061
Tractor Supply Co.	7,696	1,613,005
Ulta Beauty, Inc. *	3,540	1,450,798
Valvoline, Inc.	11,910	458,535
Williams-Sonoma, Inc.	4,625	524,984
		136,315,942

Consumer Durables & Apparel 1.0%
Brunswick Corp.	5,029	379,690
Capri Holdings Ltd. *	8,727	306,318

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Columbia Sportswear Co.	2,448	180,736
Crocs, Inc. *	4,280	480,558
D.R. Horton, Inc.	21,748	2,323,556
Deckers Outdoor Corp. *	1,832	870,200
Garmin Ltd.	10,636	1,097,103
Hasbro, Inc.	9,092	539,610
Leggett & Platt, Inc.	9,228	281,270
Lennar Corp., Class A	17,653	1,890,989
Lululemon Athletica, Inc. *	8,073	2,679,671
Mattel, Inc. *	24,740	430,723
Mohawk Industries, Inc. *	3,653	336,222
Newell Brands, Inc.	25,978	215,877
NIKE, Inc., Class B	86,747	9,130,989
NVR, Inc. *	210	1,166,386
Polaris, Inc.	3,839	413,499
PulteGroup, Inc.	15,672	1,035,606
Skechers U.S.A., Inc., Class A *	9,291	477,279
Tapestry, Inc.	16,429	657,489
Tempur Sealy International, Inc.	11,787	420,089
Toll Brothers, Inc.	7,133	482,904
TopBuild Corp. *	2,239	451,517
VF Corp.	22,900	394,338
Whirlpool Corp.	3,767	487,035
		27,129,654

Consumer Services 2.3%
ADT, Inc.	14,767	84,024
Airbnb, Inc., Class A *	27,755	3,046,666
Aramark	18,103	714,707
Booking Holdings, Inc. *	2,699	6,771,170
Boyd Gaming Corp.	5,547	353,510
Caesars Entertainment, Inc. *	14,930	612,279
Carnival Corp. *	69,745	783,236
Chipotle Mexican Grill, Inc. *	1,922	3,991,014
Choice Hotels International, Inc.	1,921	218,014
Churchill Downs, Inc.	4,586	622,871
Darden Restaurants, Inc.	8,461	1,341,238
Domino’s Pizza, Inc.	2,472	716,509
DoorDash, Inc., Class A *	18,356	1,198,463
DraftKings, Inc., Class A *	31,274	729,935
Expedia Group, Inc. *	10,259	981,889
H&R Block, Inc.	10,571	315,544
Hilton Grand Vacations, Inc. *	5,465	233,629
Hilton Worldwide Holdings, Inc.	18,567	2,527,340
Hyatt Hotels Corp., Class A	3,333	358,231
Las Vegas Sands Corp. *	22,872	1,260,933
Light & Wonder, Inc. *	6,486	378,069
Marriott International, Inc., Class A	18,735	3,143,546
Marriott Vacations Worldwide Corp.	2,682	330,476
McDonald’s Corp.	50,998	14,540,040
MGM Resorts International	21,872	859,351
Norwegian Cruise Line Holdings Ltd. *	29,495	438,001
Penn Entertainment, Inc. *	10,813	270,758
Planet Fitness, Inc., Class A *	5,781	369,637
Royal Caribbean Cruises Ltd. *	15,293	1,238,274
Service Corp. International	10,707	681,072
Starbucks Corp.	80,019	7,813,055
Texas Roadhouse, Inc.	4,658	502,598
The Wendy's Co.	11,883	261,545
Vail Resorts, Inc.	2,811	683,635
Wyndham Hotels & Resorts, Inc.	6,111	417,076
Wynn Resorts Ltd.	7,154	706,100
Yum! Brands, Inc.	19,477	2,506,495
		62,000,930

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Staples Distribution & Retail 1.8%
Albertsons Cos., Inc., Class A	11,079	225,568
BJ's Wholesale Club Holdings, Inc. *	9,409	589,474
Casey's General Stores, Inc.	2,582	582,628
Costco Wholesale Corp.	30,888	15,801,065
Dollar General Corp.	15,575	3,131,977
Dollar Tree, Inc. *	14,504	1,956,299
Performance Food Group Co. *	10,834	599,012
Sysco Corp.	35,348	2,472,593
Target Corp.	32,031	4,193,819
The Kroger Co.	45,345	2,055,489
US Foods Holding Corp. *	15,266	607,281
Walgreens Boots Alliance, Inc.	49,827	1,513,246
Walmart, Inc.	97,642	14,340,681
		48,069,132

Energy 4.1%
Antero Resources Corp. *	19,245	392,790
APA Corp.	22,369	710,887
Baker Hughes Co.	69,991	1,907,255
ChampionX Corp.	13,876	350,508
Cheniere Energy, Inc.	17,324	2,421,375
Chesapeake Energy Corp.	7,437	559,634
Chevron Corp.	123,841	18,652,931
Chord Energy Corp.	2,882	412,241
Civitas Resources, Inc.	3,675	245,490
Comstock Resources, Inc.	6,146	57,281
ConocoPhillips	85,222	8,462,545
Coterra Energy, Inc.	54,884	1,276,053
Denbury, Inc. *	3,466	312,529
Devon Energy Corp.	45,454	2,095,429
Diamondback Energy, Inc.	12,832	1,631,589
DTE Midstream LLC	6,726	305,764
EOG Resources, Inc.	40,892	4,387,303
EQT Corp.	25,592	889,834
Exxon Mobil Corp.	286,675	29,292,451
Halliburton Co.	62,872	1,801,283
Helmerich & Payne, Inc.	7,314	225,856
Hess Corp.	19,288	2,443,211
HF Sinclair Corp.	9,376	388,541
Kinder Morgan, Inc.	137,638	2,217,348
Magnolia Oil & Gas Corp., Class A	11,681	225,794
Marathon Oil Corp.	44,228	980,092
Marathon Petroleum Corp.	31,575	3,312,533
Matador Resources Co.	7,789	342,482
Murphy Oil Corp.	10,133	352,628
New Fortress Energy, Inc.	3,370	88,530
NOV, Inc.	27,308	384,224
Occidental Petroleum Corp.	50,567	2,915,693
ONEOK, Inc.	31,083	1,761,163
Ovintiv, Inc.	17,065	564,340
PBF Energy, Inc., Class A	7,938	292,198
PDC Energy, Inc.	6,480	444,658
Phillips 66	32,439	2,971,737
Pioneer Natural Resources Co.	16,553	3,301,330
Range Resources Corp.	16,840	460,911
Schlumberger N.V.	98,885	4,235,245
SM Energy Co.	8,610	226,357
Southwestern Energy Co. *	76,558	365,182
Targa Resources Corp.	15,726	1,070,154
Texas Pacific Land Corp.	429	559,287
The Williams Cos., Inc.	84,750	2,428,935
Valero Energy Corp.	26,843	2,873,275
Vitesse Energy, Inc.	1,496	34,543
		111,631,419

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) 2.7%
Agree Realty Corp.	6,150	396,614
Alexandria Real Estate Equities, Inc.	10,959	1,243,408
American Homes 4 Rent, Class A	21,322	730,918
American Tower Corp.	32,407	5,977,147
Americold Realty Trust, Inc.	18,751	549,404
Apartment Income REIT Corp.	10,288	356,891
AvalonBay Communities, Inc.	9,765	1,698,915
Boston Properties, Inc.	9,923	482,952
Brixmor Property Group, Inc.	20,871	418,046
Camden Property Trust	7,708	805,255
Crown Castle, Inc.	30,180	3,416,678
CubeSmart	15,739	699,441
Digital Realty Trust, Inc.	19,995	2,048,688
EastGroup Properties, Inc.	3,037	499,921
Equinix, Inc.	6,441	4,802,088
Equity LifeStyle Properties, Inc.	12,179	769,347
Equity Residential	23,677	1,439,562
Essex Property Trust, Inc.	4,489	969,893
Extra Space Storage, Inc.	9,303	1,342,144
Federal Realty Investment Trust	5,147	453,965
First Industrial Realty Trust, Inc.	9,191	477,748
Gaming & Leisure Properties, Inc.	17,925	862,909
Healthcare Realty Trust, Inc.	26,494	493,053
Healthpeak Properties, Inc.	38,011	758,700
Host Hotels & Resorts, Inc.	49,688	824,821
Independence Realty Trust, Inc.	15,569	268,877
Invitation Homes, Inc.	40,513	1,372,580
Iron Mountain, Inc.	20,255	1,082,022
Kilroy Realty Corp.	7,349	199,452
Kimco Realty Corp.	43,060	791,443
Kite Realty Group Trust	15,124	294,011
Lamar Advertising Co., Class A	6,073	545,841
Life Storage, Inc.	5,913	753,257
Medical Properties Trust, Inc. (a)	41,734	344,306
Mid-America Apartment Communities, Inc.	8,034	1,181,480
National Storage Affiliates Trust	6,020	220,392
NNN REIT, Inc.	12,632	537,365
Omega Healthcare Investors, Inc.	16,219	483,488
Prologis, Inc.	64,238	8,000,843
Public Storage	11,000	3,116,300
Rayonier, Inc.	10,271	301,146
Realty Income Corp.	43,678	2,596,220
Regency Centers Corp.	10,719	603,158
Rexford Industrial Realty, Inc.	13,124	714,471
Ryman Hospitality Properties, Inc.	3,819	350,317
SBA Communications Corp.	7,530	1,670,003
Simon Property Group, Inc.	22,739	2,391,006
Spirit Realty Capital, Inc.	9,860	385,132
STAG Industrial, Inc.	12,434	432,703
Sun Communities, Inc.	8,613	1,090,664
Terreno Realty Corp.	5,046	309,471
UDR, Inc.	21,506	853,143
Ventas, Inc.	27,814	1,199,896
VICI Properties, Inc.	69,936	2,163,120
Vornado Realty Trust	11,035	149,635
Welltower, Inc.	32,892	2,454,072
Weyerhaeuser Co.	51,018	1,462,176
WP Carey, Inc.	14,642	1,015,569
		71,852,067

Financial Services 7.6%
Affiliated Managers Group, Inc.	2,642	367,476
Affirm Holdings, Inc. *	14,792	219,809
AGNC Investment Corp.	39,992	367,526
Ally Financial, Inc.	20,793	554,549
SECURITY	NUMBER OF SHARES	VALUE ($)
American Express Co.	41,431	6,569,299
Ameriprise Financial, Inc.	7,341	2,191,068
Annaly Capital Management, Inc.	32,693	617,244
Apollo Global Management, Inc.	30,242	2,021,678
Ares Management Corp., Class A	10,854	945,275
Berkshire Hathaway, Inc., Class B *	125,413	40,267,606
BlackRock, Inc.	10,421	6,852,329
Blackstone Mortgage Trust, Inc., Class A	12,113	220,335
Blackstone, Inc.	49,439	4,233,956
Block, Inc. *	37,491	2,264,082
Blue Owl Capital, Inc.	24,744	253,626
Capital One Financial Corp.	26,571	2,768,964
Cboe Global Markets, Inc.	7,422	982,821
CME Group, Inc.	25,049	4,477,509
Coinbase Global, Inc., Class A *(a)	11,086	689,549
Credit Acceptance Corp. *	421	187,631
Discover Financial Services	18,631	1,914,149
Equitable Holdings, Inc.	24,003	589,034
Essent Group Ltd.	7,496	331,098
Euronet Worldwide, Inc. *	3,257	362,830
FactSet Research Systems, Inc.	2,668	1,026,887
Fidelity National Information Services, Inc.	41,398	2,259,089
Fiserv, Inc. *	44,197	4,958,461
FleetCor Technologies, Inc. *	5,131	1,162,428
Franklin Resources, Inc.	19,849	476,575
Global Payments, Inc.	18,289	1,786,652
Interactive Brokers Group, Inc., Class A	7,133	550,882
Intercontinental Exchange, Inc.	38,887	4,120,078
Invesco Ltd.	31,625	454,768
Jack Henry & Associates, Inc.	5,063	774,082
Jefferies Financial Group, Inc.	12,577	378,190
KKR & Co., Inc.	40,123	2,065,933
LPL Financial Holdings, Inc.	5,513	1,073,822
MarketAxess Holdings, Inc.	2,628	715,893
Mastercard, Inc., Class A	58,732	21,438,355
MGIC Investment Corp.	20,412	308,629
Moody's Corp.	10,956	3,471,737
Morgan Stanley	90,931	7,434,519
Morningstar, Inc.	1,737	355,564
MSCI, Inc.	5,575	2,623,205
Nasdaq, Inc.	23,636	1,308,253
Northern Trust Corp.	14,495	1,042,480
OneMain Holdings, Inc.	8,447	319,803
PayPal Holdings, Inc. *	78,721	4,879,915
Raymond James Financial, Inc.	13,481	1,218,008
Rithm Capital Corp.	32,650	265,771
Robinhood Markets, Inc., Class A *	35,919	320,397
S&P Global, Inc.	22,908	8,417,086
SEI Investments Co.	7,067	399,851
SoFi Technologies, Inc. *	57,325	397,836
Starwood Property Trust, Inc. (a)	21,483	377,027
State Street Corp.	24,295	1,652,546
Stifel Financial Corp.	7,427	412,718
Synchrony Financial	30,373	940,348
T. Rowe Price Group, Inc.	15,663	1,678,447
The Bank of New York Mellon Corp.	51,262	2,060,732
The Carlyle Group, Inc.	15,129	414,686
The Charles Schwab Corp. (b)	105,379	5,552,420
The Goldman Sachs Group, Inc.	23,579	7,637,238
The Western Union Co.	25,952	295,593
Toast, Inc., Class A *	21,625	453,476
Tradeweb Markets, Inc., Class A	7,723	517,055
Visa, Inc., Class A	113,120	25,002,914
Voya Financial, Inc.	6,747	457,447
WEX, Inc. *	3,030	502,526
		204,209,765

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 3.3%
Altria Group, Inc.	124,336	5,523,005
Archer-Daniels-Midland Co.	38,046	2,687,950
Brown-Forman Corp., Class B	12,734	786,579
Bunge Ltd.	10,410	964,382
Campbell Soup Co.	13,993	707,346
Celsius Holdings, Inc. *	2,815	353,367
Conagra Brands, Inc.	33,182	1,157,056
Constellation Brands, Inc., Class A	11,312	2,748,477
Darling Ingredients, Inc. *	11,129	705,356
Flowers Foods, Inc.	13,427	335,407
General Mills, Inc.	41,039	3,453,842
Hormel Foods Corp.	20,150	770,738
Ingredion, Inc.	4,606	481,788
Kellogg Co.	17,784	1,187,438
Keurig Dr Pepper, Inc.	59,173	1,841,464
Lamb Weston Holdings, Inc.	10,002	1,112,222
Lancaster Colony Corp.	1,384	272,067
McCormick & Co., Inc. Non Voting Shares	17,457	1,496,589
Molson Coors Beverage Co., Class B	13,080	808,998
Mondelez International, Inc., Class A	94,865	6,964,040
Monster Beverage Corp. *	53,004	3,107,095
National Beverage Corp. *	1,571	77,639
PepsiCo, Inc.	95,901	17,487,547
Philip Morris International, Inc.	107,918	9,713,699
Pilgrim's Pride Corp. *	3,167	70,307
Post Holdings, Inc. *	3,795	322,423
Seaboard Corp.	17	64,590
The Coca-Cola Co.	270,996	16,167,621
The Hershey Co.	10,252	2,662,444
The J.M. Smucker Co.	7,407	1,085,792
The Kraft Heinz Co.	55,382	2,116,700
Tyson Foods, Inc., Class A	19,853	1,005,356
		88,239,324

Health Care Equipment & Services 5.7%
Abbott Laboratories	121,378	12,380,556
Acadia Healthcare Co., Inc. *	6,396	451,749
agilon health, Inc. *	20,293	403,425
Align Technology, Inc. *	5,065	1,431,673
AmerisourceBergen Corp.	11,253	1,914,698
AMN Healthcare Services, Inc. *	3,014	286,209
Baxter International, Inc.	35,130	1,430,494
Becton Dickinson & Co.	19,751	4,775,002
Boston Scientific Corp. *	99,638	5,129,364
Cardinal Health, Inc.	17,927	1,475,392
Centene Corp. *	38,317	2,391,364
Chemed Corp.	1,036	552,986
CVS Health Corp.	89,355	6,078,821
DaVita, Inc. *	3,793	355,290
Dentsply Sirona, Inc.	14,966	540,572
DexCom, Inc. *	26,890	3,153,121
Edwards Lifesciences Corp. *	43,001	3,621,974
Elevance Health, Inc.	16,629	7,446,799
Encompass Health Corp.	6,900	427,938
Envista Holdings Corp. *	11,359	362,239
GE HealthCare, Inc. *	25,237	2,006,594
Globus Medical, Inc., Class A *	5,452	295,117
Guardant Health, Inc. *	7,994	234,384
HCA Healthcare, Inc.	14,749	3,896,538
HealthEquity, Inc. *	5,865	321,402
Henry Schein, Inc. *	9,443	697,838
Hologic, Inc. *	17,129	1,351,307
Humana, Inc.	8,708	4,370,284
IDEXX Laboratories, Inc. *	5,769	2,681,258
Inspire Medical Systems, Inc. *	2,033	594,632
SECURITY	NUMBER OF SHARES	VALUE ($)
Insulet Corp. *	4,843	1,328,193
Intuitive Surgical, Inc. *	24,399	7,510,988
iRhythm Technologies, Inc. *	2,113	241,453
Laboratory Corp. of America Holdings	6,153	1,307,697
Lantheus Holdings, Inc. *	4,773	413,294
Masimo Corp. *	3,349	542,002
McKesson Corp.	9,534	3,726,269
Medtronic plc	92,577	7,661,673
Molina Healthcare, Inc. *	4,060	1,112,034
Novocure Ltd. *	6,270	450,249
Omnicell, Inc. *	3,137	230,319
Option Care Health, Inc. *	11,587	319,222
Penumbra, Inc. *	2,654	815,680
Premier, Inc., Class A	8,296	207,400
Privia Health Group, Inc. *	6,434	160,528
Quest Diagnostics, Inc.	7,757	1,028,966
QuidelOrtho Corp. *	3,778	321,659
R1 RCM, Inc. *	9,534	154,928
ResMed, Inc.	10,241	2,158,700
Shockwave Medical, Inc. *	2,516	692,126
STAAR Surgical Co. *	3,346	194,135
STERIS plc	6,911	1,381,993
Stryker Corp.	23,478	6,470,067
Teladoc Health, Inc. *	11,300	261,595
Teleflex, Inc.	3,258	764,815
Tenet Healthcare Corp. *	7,487	533,074
The Cigna Group	20,797	5,145,386
The Cooper Cos., Inc.	3,434	1,275,834
The Ensign Group, Inc.	3,910	346,465
UnitedHealth Group, Inc.	65,046	31,693,013
Universal Health Services, Inc., Class B	4,473	591,017
Veeva Systems, Inc., Class A *	9,796	1,623,197
Zimmer Biomet Holdings, Inc.	14,591	1,858,018
		153,581,009

Household & Personal Products 1.4%
Church & Dwight Co., Inc.	16,954	1,567,397
Colgate-Palmolive Co.	58,207	4,329,437
Coty, Inc., Class A *	25,665	278,209
Kimberly-Clark Corp.	23,482	3,153,163
Olaplex Holdings, Inc. *	5,743	18,148
Reynolds Consumer Products, Inc.	3,817	104,738
The Clorox Co.	8,579	1,357,026
The Estee Lauder Cos., Inc., Class A	16,116	2,965,827
The Procter & Gamble Co.	164,249	23,405,483
		37,179,428

Insurance 2.2%
Aflac, Inc.	38,979	2,502,842
American Financial Group, Inc.	4,854	544,959
American International Group, Inc.	51,737	2,733,266
Aon plc, Class A	14,291	4,405,772
Arch Capital Group Ltd. *	25,753	1,794,984
Arthur J. Gallagher & Co.	14,764	2,957,672
Assurant, Inc.	3,656	438,683
Axis Capital Holdings Ltd.	5,377	279,066
Brown & Brown, Inc.	16,342	1,018,597
Chubb Ltd.	28,920	5,373,336
Cincinnati Financial Corp.	10,920	1,053,780
CNA Financial Corp.	1,855	68,375
Erie Indemnity Co., Class A	1,723	368,894
Everest Re Group Ltd.	2,982	1,013,940
F&G Annuities & Life, Inc.	1,197	24,754
Fidelity National Financial, Inc.	18,933	646,373
First American Financial Corp.	7,217	396,430
Globe Life, Inc.	6,290	649,002
Kinsale Capital Group, Inc.	1,504	455,682

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Lincoln National Corp.	10,780	225,518
Loews Corp.	13,541	758,296
Markel Group, Inc. *	935	1,229,272
Marsh & McLennan Cos., Inc.	34,442	5,964,666
MetLife, Inc.	45,893	2,273,998
Old Republic International Corp.	19,155	469,106
Primerica, Inc.	2,579	469,430
Principal Financial Group, Inc.	15,811	1,034,988
Prudential Financial, Inc.	25,596	2,014,149
Reinsurance Group of America, Inc.	4,632	648,480
RenaissanceRe Holdings Ltd.	3,494	658,165
RLI Corp.	2,814	348,514
Ryan Specialty Holdings, Inc., Class A *	6,436	262,524
Selective Insurance Group, Inc.	4,204	406,653
The Allstate Corp.	18,282	1,982,683
The Hanover Insurance Group, Inc.	2,525	281,436
The Hartford Financial Services Group, Inc.	21,915	1,501,616
The Progressive Corp.	40,740	5,211,053
The Travelers Cos., Inc.	16,113	2,726,964
Unum Group	13,031	566,197
W.R. Berkley Corp.	14,140	787,315
Willis Towers Watson plc	7,447	1,629,776
		58,177,206

Materials 2.5%
Air Products and Chemicals, Inc.	15,464	4,161,981
Albemarle Corp.	8,153	1,577,850
Alcoa Corp.	12,313	390,568
Amcor plc	103,363	996,419
AptarGroup, Inc.	4,515	507,892
Ashland, Inc.	3,463	293,939
Avery Dennison Corp.	5,639	908,612
Axalta Coating Systems Ltd. *	15,376	446,058
Balchem Corp.	2,211	273,346
Ball Corp.	21,876	1,119,176
Berry Global Group, Inc.	8,460	483,997
Celanese Corp.	6,925	720,338
CF Industries Holdings, Inc.	13,643	839,181
Cleveland-Cliffs, Inc. *	35,914	498,486
Commercial Metals Co.	8,100	346,275
Corteva, Inc.	49,644	2,655,458
Crown Holdings, Inc.	8,321	634,310
Dow, Inc.	49,084	2,394,318
DuPont de Nemours, Inc.	31,858	2,140,539
Eagle Materials, Inc.	2,527	411,724
Eastman Chemical Co.	8,281	638,382
Ecolab, Inc.	17,262	2,849,093
Element Solutions, Inc.	15,583	279,403
FMC Corp.	8,765	912,261
Freeport-McMoRan, Inc.	99,618	3,420,882
Graphic Packaging Holding Co.	21,436	512,320
Huntsman Corp.	12,780	303,525
International Flavors & Fragrances, Inc.	17,756	1,372,361
International Paper Co.	24,767	729,140
Linde plc	34,290	12,127,001
Livent Corp. *	12,572	289,785
LyondellBasell Industries N.V., Class A	17,675	1,511,919
Martin Marietta Materials, Inc.	4,313	1,716,747
MP Materials Corp. *	6,316	130,868
Newmont Corp.	55,265	2,240,996
Nucor Corp.	17,616	2,326,369
Olin Corp.	8,547	404,359
Packaging Corp. of America	6,452	800,242
PPG Industries, Inc.	16,347	2,146,198
Reliance Steel & Aluminum Co.	4,081	957,729
Royal Gold, Inc.	4,565	565,330
RPM International, Inc.	8,954	714,440
SECURITY	NUMBER OF SHARES	VALUE ($)
Sealed Air Corp.	10,100	382,285
Silgan Holdings, Inc.	5,845	262,967
Sonoco Products Co.	6,802	407,168
Steel Dynamics, Inc.	11,595	1,065,580
The Chemours Co.	10,367	274,622
The Mosaic Co.	23,637	755,439
The Sherwin-Williams Co.	16,433	3,743,109
United States Steel Corp.	15,751	329,511
Vulcan Materials Co.	9,232	1,804,856
Westlake Corp.	2,371	246,465
Westrock Co.	17,736	496,785
		68,518,604

Media & Entertainment 7.4%
Activision Blizzard, Inc.	49,544	3,973,429
Alphabet, Inc., Class A *	414,595	50,941,288
Alphabet, Inc., Class C *	361,424	44,588,879
AMC Entertainment Holdings, Inc., Class A (a)	36,399	163,796
Cable One, Inc.	332	203,128
Charter Communications, Inc., Class A *	7,336	2,392,636
Comcast Corp., Class A	292,769	11,520,460
DISH Network Corp., Class A *	17,653	113,509
Electronic Arts, Inc.	18,119	2,319,232
Endeavor Group Holdings, Inc., Class A *	12,083	272,109
Fox Corp., Class A	20,579	642,065
Fox Corp., Class B	9,659	282,139
Getty Images Holdings, Inc. *(a)	2,914	13,608
IAC, Inc. *	5,400	301,536
Liberty Broadband Corp., Class C *	8,326	616,957
Liberty Media Corp. - Liberty Formula One, Class C *	14,405	1,014,112
Liberty Media Corp. - Liberty SiriusXM, Class C *	10,593	296,180
Live Nation Entertainment, Inc. *	9,978	797,641
Match Group, Inc. *	19,452	671,094
Meta Platforms, Inc., Class A *	154,932	41,013,599
Netflix, Inc. *	31,008	12,255,292
News Corp., Class A	26,447	484,245
Nexstar Media Group, Inc., Class A	2,637	397,976
Omnicom Group, Inc.	14,155	1,248,330
Paramount Global, Class B	35,154	534,692
Pinterest, Inc., Class A *	41,344	989,775
Playtika Holding Corp. *	6,500	65,195
ROBLOX Corp., Class A *	25,170	1,053,616
Roku, Inc. *	8,482	493,652
Sirius XM Holdings, Inc. (a)	48,304	171,962
Snap, Inc., Class A *	68,342	697,088
Take-Two Interactive Software, Inc. *	11,027	1,518,749
TEGNA, Inc.	15,624	242,016
The Interpublic Group of Cos., Inc.	27,075	1,006,919
The New York Times Co., Class A	11,506	407,543
The Trade Desk, Inc., Class A *	31,012	2,173,321
The Walt Disney Co. *	127,179	11,186,665
Warner Bros Discovery, Inc. *	153,890	1,735,879
ZoomInfo Technologies, Inc. *	18,818	465,369
		199,265,681

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
AbbVie, Inc.	123,107	16,983,842
Agilent Technologies, Inc.	20,582	2,380,720
Alnylam Pharmaceuticals, Inc. *	8,583	1,587,941
Amgen, Inc.	37,151	8,197,368
Apellis Pharmaceuticals, Inc. *	6,521	559,828
Arrowhead Pharmaceuticals, Inc. *	7,584	260,965
Avantor, Inc. *	46,978	936,741
Biogen, Inc. *	10,029	2,972,696

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Biohaven Ltd. *	4,400	77,044
BioMarin Pharmaceutical, Inc. *	12,907	1,122,135
Bio-Rad Laboratories, Inc., Class A *	1,494	557,785
Bio-Techne Corp.	10,950	895,601
Blueprint Medicines Corp. *	4,203	237,554
Bristol-Myers Squibb Co.	148,032	9,539,182
Bruker Corp.	6,974	481,903
Catalent, Inc. *	12,565	467,795
Cerevel Therapeutics Holdings, Inc. *	4,543	148,102
Charles River Laboratories International, Inc. *	3,529	682,438
CRISPR Therapeutics AG *	5,474	350,555
Cytokinetics, Inc. *	6,530	246,116
Danaher Corp.	45,624	10,476,183
Elanco Animal Health, Inc. *	31,209	254,353
Eli Lilly & Co.	54,901	23,577,783
Exact Sciences Corp. *	12,394	1,011,103
Exelixis, Inc. *	22,455	432,932
Gilead Sciences, Inc.	86,756	6,675,007
Halozyme Therapeutics, Inc. *	9,417	305,393
Horizon Therapeutics plc *	15,771	1,577,573
Illumina, Inc. *	10,935	2,150,368
Incyte Corp. *	12,957	797,503
Intellia Therapeutics, Inc. *	5,723	213,239
Intra-Cellular Therapies, Inc. *	6,089	361,565
Ionis Pharmaceuticals, Inc. *	9,911	405,360
IQVIA Holdings, Inc. *	12,945	2,549,000
Jazz Pharmaceuticals plc *	4,386	562,110
Johnson & Johnson	182,007	28,222,005
Karuna Therapeutics, Inc. *	2,090	473,490
Medpace Holdings, Inc. *	1,755	363,232
Merck & Co., Inc.	176,523	19,489,904
Mettler-Toledo International, Inc. *	1,539	2,034,358
Mirati Therapeutics, Inc. *	3,592	133,479
Moderna, Inc. *	22,980	2,934,776
Natera, Inc. *	7,594	357,753
Neurocrine Biosciences, Inc. *	6,713	601,015
Organon & Co.	17,705	343,300
Perrigo Co., plc	9,394	300,232
Pfizer, Inc.	390,718	14,855,098
Regeneron Pharmaceuticals, Inc. *	7,482	5,503,460
Repligen Corp. *	3,603	605,016
Revvity, Inc.	8,766	1,010,895
Royalty Pharma plc, Class A	25,796	844,561
Sarepta Therapeutics, Inc. *	6,084	751,982
Seagen, Inc. *	9,569	1,872,653
Sotera Health Co. *	6,914	97,418
Syneos Health, Inc. *	7,208	299,853
Thermo Fisher Scientific, Inc.	27,299	13,880,450
United Therapeutics Corp. *	3,167	664,247
Vertex Pharmaceuticals, Inc. *	17,907	5,794,168
Viatris, Inc.	84,526	773,413
Waters Corp. *	4,132	1,038,041
West Pharmaceutical Services, Inc.	5,156	1,725,352
Zoetis, Inc.	32,433	5,286,903
		210,292,837

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	22,006	1,648,689
Jones Lang LaSalle, Inc. *	3,331	467,473
Zillow Group, Inc., Class C *	11,293	515,074
		2,631,236

Semiconductors & Semiconductor Equipment 6.9%
Advanced Micro Devices, Inc. *	112,252	13,269,309
Allegro MicroSystems, Inc. *	4,478	176,120
Amkor Technology, Inc.	7,076	175,343
SECURITY	NUMBER OF SHARES	VALUE ($)
Analog Devices, Inc.	35,288	6,270,325
Applied Materials, Inc.	58,712	7,826,310
Broadcom, Inc.	29,089	23,502,748
Cirrus Logic, Inc. *	3,891	302,253
Enphase Energy, Inc. *	9,461	1,645,079
Entegris, Inc.	10,423	1,097,021
First Solar, Inc. *	6,893	1,399,003
GLOBALFOUNDRIES, Inc. *(a)	4,915	286,692
Intel Corp.	288,047	9,056,198
KLA Corp.	9,633	4,267,323
Lam Research Corp.	9,398	5,795,747
Lattice Semiconductor Corp. *	9,536	775,372
Marvell Technology, Inc.	59,349	3,471,323
Microchip Technology, Inc.	38,110	2,868,159
Micron Technology, Inc.	75,972	5,181,290
MKS Instruments, Inc.	3,960	385,348
Monolithic Power Systems, Inc.	3,124	1,530,479
NVIDIA Corp.	171,237	64,785,806
NXP Semiconductors N.V.	18,021	3,227,561
ON Semiconductor Corp. *	30,068	2,513,685
Qorvo, Inc. *	6,944	675,373
QUALCOMM, Inc.	77,603	8,800,956
Skyworks Solutions, Inc.	11,063	1,145,131
SolarEdge Technologies, Inc. *	3,906	1,112,546
Synaptics, Inc. *	2,734	235,233
Teradyne, Inc.	10,853	1,087,362
Texas Instruments, Inc.	63,062	10,965,220
Universal Display Corp.	3,011	443,611
Wolfspeed, Inc. *	8,612	413,720
		184,687,646

Software & Services 11.9%
Accenture plc, Class A	43,837	13,410,615
Adobe, Inc. *	31,863	13,312,043
Akamai Technologies, Inc. *	10,953	1,008,990
Amdocs Ltd.	8,419	792,817
ANSYS, Inc. *	6,071	1,964,515
AppLovin Corp., Class A *	8,723	218,162
Aspen Technology, Inc. *	2,013	329,971
Autodesk, Inc. *	15,005	2,991,847
Bentley Systems, Inc., Class B	13,709	668,725
Bill Holdings, Inc. *	6,712	695,229
Black Knight, Inc. *	10,863	627,664
Cadence Design Systems, Inc. *	19,109	4,412,459
CCC Intelligent Solutions Holdings, Inc. *	7,148	78,199
Cloudflare, Inc., Class A *	19,908	1,376,837
Cognizant Technology Solutions Corp., Class A	35,422	2,213,521
Crowdstrike Holdings, Inc., Class A *	15,182	2,431,094
Datadog, Inc., Class A *	17,262	1,638,336
DocuSign, Inc. *	13,998	789,487
Dolby Laboratories, Inc., Class A	4,175	344,563
DoubleVerify Holdings, Inc. *	6,050	210,964
Dropbox, Inc., Class A *	18,821	433,259
DXC Technology Co. *	15,791	395,249
Dynatrace, Inc. *	15,114	770,663
Elastic N.V. *	5,357	390,097
EPAM Systems, Inc. *	3,993	1,024,684
Fair Isaac Corp. *	1,753	1,380,786
Five9, Inc. *	4,907	324,402
Fortinet, Inc. *	45,094	3,081,273
Gartner, Inc. *	5,499	1,885,387
Gen Digital, Inc.	39,568	694,023
GoDaddy, Inc., Class A *	10,829	794,632
Guidewire Software, Inc. *	5,713	474,065
HubSpot, Inc. *	3,376	1,748,734
Informatica, Inc., Class A *	2,808	49,589
International Business Machines Corp.	62,955	8,095,383

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Intuit, Inc.	19,565	8,200,083
Manhattan Associates, Inc. *	4,341	787,544
Microsoft Corp.	518,162	170,159,219
MongoDB, Inc. *	4,835	1,420,475
NCR Corp. *	9,650	228,705
Nutanix, Inc., Class A *	16,068	475,934
Okta, Inc. *	10,686	971,357
Oracle Corp.	106,982	11,333,673
Palantir Technologies, Inc., Class A *	122,732	1,805,388
Palo Alto Networks, Inc. *	21,049	4,491,646
Procore Technologies, Inc. *	4,760	287,837
PTC, Inc. *	7,390	993,216
Qualys, Inc. *	2,416	305,044
Roper Technologies, Inc.	7,379	3,351,689
Salesforce, Inc. *	69,601	15,547,471
SentinelOne, Inc., Class A *	15,178	324,506
ServiceNow, Inc. *	14,128	7,696,652
Smartsheet, Inc., Class A *	9,125	452,418
Snowflake, Inc., Class A *	19,943	3,297,774
Splunk, Inc. *	10,528	1,045,325
SPS Commerce, Inc. *	2,492	388,254
Synopsys, Inc. *	10,615	4,829,400
Tenable Holdings, Inc. *	7,853	321,894
Twilio, Inc., Class A *	12,197	849,155
Tyler Technologies, Inc. *	2,908	1,154,360
UiPath, Inc., Class A *	24,386	436,266
Unity Software, Inc. *	16,976	504,527
VeriSign, Inc. *	6,385	1,425,898
VMware, Inc., Class A *	14,488	1,974,570
Workday, Inc., Class A *	14,072	2,983,123
Zoom Video Communications, Inc., Class A *	15,036	1,009,367
Zscaler, Inc. *	5,903	799,738
		320,910,772

Technology Hardware & Equipment 8.6%
Amphenol Corp., Class A	41,371	3,121,442
Apple Inc.	1,035,280	183,503,380
Arista Networks, Inc. *	17,238	2,867,369
Arrow Electronics, Inc. *	4,056	513,652
CDW Corp.	9,444	1,621,440
Ciena Corp. *	10,308	481,796
Cisco Systems, Inc.	285,995	14,205,372
Cognex Corp.	11,963	657,487
Coherent Corp. *	9,706	358,734
Corning, Inc.	52,982	1,632,376
Dell Technologies, Inc., Class C	16,841	754,645
F5, Inc. *	4,178	616,589
Hewlett Packard Enterprise Co.	89,286	1,287,504
HP, Inc.	60,139	1,747,639
IPG Photonics Corp. *	2,264	250,104
Jabil, Inc.	9,331	835,311
Juniper Networks, Inc.	22,482	682,778
Keysight Technologies, Inc. *	12,408	2,007,614
Littelfuse, Inc.	1,735	444,229
Lumentum Holdings, Inc. *	4,750	251,275
Motorola Solutions, Inc.	11,639	3,281,267
National Instruments Corp.	9,068	524,130
NetApp, Inc.	14,994	994,852
Novanta, Inc. *	2,510	415,656
Pure Storage, Inc., Class A *	19,753	568,689
Rogers Corp. *	1,333	209,908
Seagate Technology Holdings plc	13,438	807,624
TD SYNNEX Corp.	2,906	259,738
TE Connectivity Ltd.	22,013	2,696,152
Teledyne Technologies, Inc. *	3,255	1,265,056
Trimble, Inc. *	17,158	800,764
Ubiquiti, Inc.	295	48,129
SECURITY	NUMBER OF SHARES	VALUE ($)
Western Digital Corp. *	22,294	863,447
Zebra Technologies Corp., Class A *	3,591	942,889
		231,519,037

Telecommunication Services 0.9%
AT&T, Inc.	496,133	7,804,172
Frontier Communications Parent, Inc. *	15,533	231,131
GCI Liberty, Inc. *(c)	3,916	707
Iridium Communications, Inc.	8,702	522,468
Liberty Global plc, Class C *	17,666	300,675
Lumen Technologies, Inc.	63,715	126,156
T-Mobile US, Inc. *	41,223	5,657,857
Verizon Communications, Inc.	292,387	10,417,749
		25,060,915

Transportation 1.7%
Alaska Air Group, Inc. *	8,847	397,496
American Airlines Group, Inc. *	45,214	668,263
Avis Budget Group, Inc. *	1,725	289,438
C.H. Robinson Worldwide, Inc.	8,191	774,377
CSX Corp.	146,418	4,490,640
Delta Air Lines, Inc. *	44,597	1,620,209
Expeditors International of Washington, Inc.	11,053	1,219,256
FedEx Corp.	16,151	3,520,595
GXO Logistics, Inc. *	8,285	463,297
Hertz Global Holdings, Inc. *	11,205	175,694
J.B. Hunt Transport Services, Inc.	5,768	963,083
Knight-Swift Transportation Holdings, Inc.	11,168	614,128
Landstar System, Inc.	2,504	439,152
Lyft, Inc., Class A *	22,306	201,200
Norfolk Southern Corp.	15,857	3,301,110
Old Dominion Freight Line, Inc.	6,311	1,959,187
RXO, Inc. *	8,095	168,943
Saia, Inc. *	1,850	525,696
Southwest Airlines Co.	41,371	1,235,752
Uber Technologies, Inc. *	138,887	5,267,984
U-Haul Holding Co.	620	32,717
U-Haul Holding Co., Non Voting	6,138	284,128
Union Pacific Corp.	42,584	8,198,272
United Airlines Holdings, Inc. *	22,748	1,079,734
United Parcel Service, Inc., Class B	50,818	8,486,606
XPO, Inc. *	8,068	378,631
		46,755,588

Utilities 2.6%
Alliant Energy Corp.	17,487	899,881
Ameren Corp.	18,007	1,459,827
American Electric Power Co., Inc.	35,739	2,970,626
American Water Works Co., Inc.	13,421	1,938,663
Atmos Energy Corp.	9,973	1,149,687
Avangrid, Inc.	4,839	181,608
Black Hills Corp.	4,512	275,006
CenterPoint Energy, Inc.	43,782	1,235,090
CMS Energy Corp.	20,301	1,177,052
Consolidated Edison, Inc.	24,703	2,304,790
Constellation Energy Corp.	22,746	1,911,119
Dominion Energy, Inc.	57,968	2,914,631
DTE Energy Co.	13,500	1,452,600
Duke Energy Corp.	53,661	4,791,391
Edison International	26,547	1,792,453
Entergy Corp.	14,139	1,388,450
Essential Utilities, Inc.	16,625	677,303
Evergy, Inc.	16,067	929,476
Eversource Energy	24,230	1,677,443

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Exelon Corp.	69,142	2,741,480
FirstEnergy Corp.	37,877	1,416,221
Hawaiian Electric Industries, Inc.	7,589	272,521
IDACORP, Inc.	3,504	364,661
National Fuel Gas Co.	6,367	324,144
New Jersey Resources Corp.	6,694	324,324
NextEra Energy, Inc.	138,367	10,164,440
NiSource, Inc.	28,199	758,271
NRG Energy, Inc.	16,087	543,580
OGE Energy Corp.	13,950	492,156
ONE Gas, Inc.	3,750	303,525
Ormat Technologies, Inc.	3,625	308,488
PG&E Corp. *	112,100	1,898,974
Pinnacle West Capital Corp.	7,846	606,339
PNM Resources, Inc.	5,970	274,142
Portland General Electric Co.	6,183	301,298
PPL Corp.	51,199	1,341,414
Public Service Enterprise Group, Inc.	34,738	2,075,596
Sempra Energy	21,874	3,139,575
Southwest Gas Holdings, Inc.	4,502	263,502
The AES Corp.	46,439	916,706
The Southern Co.	75,861	5,291,305
UGI Corp.	14,495	405,425
Vistra Corp.	26,130	626,336
WEC Energy Group, Inc.	21,947	1,917,070
Xcel Energy, Inc.	38,072	2,485,721
		70,684,310
Total Common Stocks (Cost $2,229,556,823)		2,686,379,398

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (d)	2,365,707	2,365,707
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (d)(e)	2,927,000	2,927,000
		5,292,707
Total Short-Term Investments (Cost $5,292,707)		5,292,707
Total Investments in Securities (Cost $2,234,849,530)		2,691,672,105

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/16/23	21	4,400,025	21,566

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,810,113.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see Notes for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended May 31, 2023:
SECURITY	VALUE AT 8/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/23	BALANCE OF SHARES HELD AT 5/31/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
The Charles Schwab Corp.	$6,429,560	$1,232,969	($174,725)	$31,647	($1,967,031)	$5,552,420	105,379	$72,820

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,661,318,483	$—	$—	$2,661,318,483
Telecommunication Services	25,060,208	—	707	25,060,915
Short-Term Investments[1]	5,292,707	—	—	5,292,707
Futures Contracts[2]	21,566	—	—	21,566
Total	$2,691,692,964	$—	$707	$2,691,693,671

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap ETF

Portfolio Holdings as of May 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.9%
Aptiv plc *	224,426	19,767,442
Autoliv, Inc.	64,271	5,238,087
BorgWarner, Inc.	193,189	8,564,068
Ford Motor Co.	3,248,099	38,977,188
General Motors Co.	1,157,277	37,507,348
Gentex Corp.	195,623	5,137,060
Harley-Davidson, Inc.	111,215	3,459,899
Lear Corp.	49,505	6,072,283
Lucid Group, Inc. *(a)	532,835	4,134,800
Rivian Automotive, Inc., Class A *	452,074	6,659,050
Tesla, Inc. *	2,230,980	454,963,751
		590,480,976

Banks 2.9%
Bank of America Corp.	5,789,184	160,881,423
BOK Financial Corp.	24,147	1,963,634
Citigroup, Inc.	1,605,688	71,164,092
Citizens Financial Group, Inc.	408,014	10,518,601
Comerica, Inc.	109,102	3,938,582
Commerce Bancshares, Inc.	94,359	4,524,514
Cullen/Frost Bankers, Inc.	53,408	5,351,482
East West Bancorp, Inc.	117,201	5,608,068
Fifth Third Bancorp	565,314	13,720,171
First Citizens BancShares, Inc., Class A	10,175	12,690,260
First Horizon Corp.	444,500	4,582,795
Huntington Bancshares, Inc.	1,193,100	12,300,861
JPMorgan Chase & Co.	2,432,855	330,162,752
KeyCorp	770,472	7,196,208
M&T Bank Corp.	140,675	16,762,833
Regions Financial Corp.	772,736	13,345,151
The PNC Financial Services Group, Inc.	332,732	38,540,347
Truist Financial Corp.	1,101,520	33,563,314
U.S Bancorp	1,156,312	34,573,729
Webster Financial Corp.	144,474	5,136,051
Wells Fargo & Co.	3,160,439	125,817,077
Western Alliance Bancorp (a)	90,568	3,070,255
Zions Bancorp NA	125,351	3,420,829
		918,833,029

Capital Goods 5.6%
3M Co.	457,287	42,669,450
A.O. Smith Corp.	105,419	6,740,491
Acuity Brands, Inc.	26,413	3,980,175
Advanced Drainage Systems, Inc.	51,656	4,998,751
AECOM	114,795	8,959,750
AGCO Corp.	51,361	5,664,091
Allegion plc	73,029	7,649,057
SECURITY	NUMBER OF SHARES	VALUE ($)
AMETEK, Inc.	190,432	27,625,970
Axon Enterprise, Inc. *	55,971	10,797,366
Builders FirstSource, Inc. *	122,529	14,207,238
Carlisle Cos., Inc.	43,182	9,173,584
Carrier Global Corp.	690,954	28,260,019
Caterpillar, Inc.	431,770	88,836,677
Cummins, Inc.	117,021	23,920,263
Deere & Co.	224,370	77,627,533
Donaldson Co., Inc.	100,901	5,905,735
Dover Corp.	115,524	15,402,815
Eaton Corp. plc	329,892	58,028,003
Emerson Electric Co.	474,307	36,844,168
Fastenal Co.	472,462	25,442,079
Ferguson plc	171,092	24,792,942
Fortive Corp.	292,909	19,071,305
Fortune Brands Innovations, Inc.	106,373	6,430,248
Generac Holdings, Inc. *	52,828	5,754,026
General Dynamics Corp.	186,623	38,104,684
General Electric Co.	903,025	91,684,128
Graco, Inc.	139,532	10,672,803
HEICO Corp.	33,161	5,126,027
HEICO Corp., Class A	58,374	7,112,872
Honeywell International, Inc.	554,144	106,173,990
Howmet Aerospace, Inc.	304,001	12,996,043
Hubbell, Inc.	44,377	12,534,727
Huntington Ingalls Industries, Inc.	33,170	6,679,775
IDEX Corp.	62,714	12,490,120
Illinois Tool Works, Inc.	230,451	50,406,547
Ingersoll Rand, Inc.	335,302	18,998,211
Johnson Controls International plc	568,937	33,965,539
L3Harris Technologies, Inc.	157,799	27,760,000
Lennox International, Inc.	26,880	7,405,709
Lincoln Electric Holdings, Inc.	47,882	8,123,660
Lockheed Martin Corp.	188,636	83,756,270
Masco Corp.	187,837	9,076,284
Masterbrand, Inc. *	106,317	1,103,570
Nordson Corp.	44,531	9,704,641
Northrop Grumman Corp.	119,468	52,027,119
Otis Worldwide Corp.	344,365	27,380,461
Owens Corning	77,068	8,194,640
PACCAR, Inc.	432,253	29,730,361
Parker-Hannifin Corp.	106,352	34,079,435
Pentair plc	136,917	7,594,786
Plug Power, Inc. *(a)	434,500	3,615,040
Quanta Services, Inc.	118,783	21,093,485
Raytheon Technologies Corp.	1,215,357	111,982,994
Regal Rexnord Corp.	55,277	7,179,929
Rockwell Automation, Inc.	95,196	26,521,606
Sensata Technologies Holding plc	127,226	5,282,423
Snap-on, Inc.	43,971	10,942,623
Stanley Black & Decker, Inc.	122,709	9,199,494
Textron, Inc.	172,686	10,684,083
The Boeing Co. *	466,259	95,909,476
The Middleby Corp. *	44,658	5,894,856
The Toro Co.	86,701	8,481,959
Trane Technologies plc	189,898	30,997,051

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
TransDigm Group, Inc.	43,059	33,312,595
Trex Co., Inc. *	90,725	4,658,729
United Rentals, Inc.	57,557	19,211,951
W.W. Grainger, Inc.	37,531	24,358,370
Watsco, Inc.	27,654	8,970,128
Westinghouse Air Brake Technologies Corp.	151,309	14,015,753
WillScot Mobile Mini Holdings Corp. *	173,573	7,477,525
Woodward, Inc.	50,246	5,296,431
Xylem, Inc.	198,192	19,858,838
		1,756,609,477

Commercial & Professional Services 1.4%
Automatic Data Processing, Inc.	343,580	71,804,784
Booz Allen Hamilton Holding Corp.	109,620	11,025,580
Broadridge Financial Solutions, Inc.	97,691	14,333,223
Ceridian HCM Holding, Inc. *	128,036	7,919,027
Cintas Corp.	71,754	33,877,934
Clarivate plc *	354,732	2,766,910
Concentrix Corp.	35,391	3,103,791
Copart, Inc. *	355,411	31,130,449
CoStar Group, Inc. *	337,516	26,798,770
Dun & Bradstreet Holdings, Inc.	178,480	1,784,800
Equifax, Inc.	101,354	21,144,471
Genpact Ltd.	140,321	5,161,006
Jacobs Solutions, Inc.	104,973	11,505,041
Leidos Holdings, Inc.	113,086	8,827,493
Paychex, Inc.	265,831	27,893,647
Paycom Software, Inc.	40,081	11,227,891
Paylocity Holding Corp. *	34,293	5,924,116
Republic Services, Inc.	170,232	24,109,958
Robert Half International, Inc.	88,953	5,783,724
Rollins, Inc.	193,069	7,591,473
SS&C Technologies Holdings, Inc.	181,327	9,965,732
TransUnion	160,331	11,540,625
Verisk Analytics, Inc.	129,582	28,392,712
Waste Management, Inc.	308,228	49,908,278
		433,521,435

Consumer Discretionary Distribution & Retail 5.1%
Advance Auto Parts, Inc.	49,409	3,601,422
Amazon.com, Inc. *	7,395,097	891,700,796
AutoZone, Inc. *	15,619	37,280,054
Bath & Body Works, Inc.	189,659	6,683,583
Best Buy Co., Inc.	162,928	11,839,978
Burlington Stores, Inc. *	54,049	8,132,213
CarMax, Inc. *	130,880	9,450,845
Carvana Co. *(a)	81,551	1,053,639
eBay, Inc.	451,139	19,191,453
Etsy, Inc. *	104,064	8,434,387
Five Below, Inc. *	46,218	7,973,529
Floor & Decor Holdings, Inc., Class A *	88,472	8,078,378
GameStop Corp., Class A *(a)	207,934	5,000,813
Genuine Parts Co.	116,826	17,398,896
LKQ Corp.	210,253	11,090,846
Lowe’s Cos., Inc.	501,738	100,914,564
O'Reilly Automotive, Inc. *	51,660	46,664,995
Penske Automotive Group, Inc.	20,551	2,840,559
Pool Corp.	32,661	10,328,388
RH *	15,594	3,820,218
Ross Stores, Inc.	285,286	29,561,335
The Home Depot, Inc.	845,357	239,616,442
The TJX Cos., Inc.	958,125	73,574,419
Tractor Supply Co.	91,659	19,210,810
Ulta Beauty, Inc. *	42,157	17,277,203
SECURITY	NUMBER OF SHARES	VALUE ($)
Wayfair, Inc., Class A *	65,007	2,621,082
Williams-Sonoma, Inc.	55,177	6,263,141
		1,599,603,988

Consumer Durables & Apparel 0.9%
D.R. Horton, Inc.	258,852	27,655,748
Deckers Outdoor Corp. *	22,155	10,523,625
Garmin Ltd.	126,952	13,095,099
Hasbro, Inc.	108,425	6,435,024
Leggett & Platt, Inc.	109,268	3,330,488
Lennar Corp., Class A	220,923	23,665,272
Lululemon Athletica, Inc. *	96,233	31,942,620
Mohawk Industries, Inc. *	44,084	4,057,491
Newell Brands, Inc.	309,944	2,575,635
NIKE, Inc., Class B	1,032,184	108,647,688
NVR, Inc. *	2,582	14,340,996
Polaris, Inc.	45,058	4,853,197
PulteGroup, Inc.	187,826	12,411,542
Tapestry, Inc.	196,131	7,849,162
Toll Brothers, Inc.	85,927	5,817,258
VF Corp.	275,459	4,743,404
Whirlpool Corp.	45,367	5,865,499
		287,809,748

Consumer Services 2.2%
ADT, Inc.	176,544	1,004,535
Airbnb, Inc., Class A *	330,393	36,267,240
Aramark	216,230	8,536,760
Booking Holdings, Inc. *	32,297	81,025,745
Caesars Entertainment, Inc. *	177,234	7,268,366
Carnival Corp. *	824,906	9,263,694
Chipotle Mexican Grill, Inc. *	23,143	48,056,208
Darden Restaurants, Inc.	101,297	16,057,600
Domino’s Pizza, Inc.	29,493	8,548,546
DoorDash, Inc., Class A *	218,276	14,251,240
DraftKings, Inc., Class A *	374,038	8,730,047
Expedia Group, Inc. *	123,021	11,774,340
Hilton Worldwide Holdings, Inc.	220,546	30,020,722
Las Vegas Sands Corp. *	272,150	15,003,630
Marriott International, Inc., Class A	222,860	37,393,679
McDonald’s Corp.	607,359	173,164,125
MGM Resorts International	261,520	10,275,121
Norwegian Cruise Line Holdings Ltd. *	349,687	5,192,852
Royal Caribbean Cruises Ltd. *	182,152	14,748,847
Service Corp. International	127,434	8,106,077
Starbucks Corp.	952,291	92,981,693
Vail Resorts, Inc.	33,693	8,194,138
Wyndham Hotels & Resorts, Inc.	72,811	4,969,351
Wynn Resorts Ltd.	85,890	8,477,343
Yum! Brands, Inc.	231,810	29,831,629
		689,143,528

Consumer Staples Distribution & Retail 1.8%
Albertsons Cos., Inc., Class A	131,136	2,669,929
BJ's Wholesale Club Holdings, Inc. *	110,991	6,953,586
Costco Wholesale Corp.	368,099	188,304,724
Dollar General Corp.	185,325	37,267,004
Dollar Tree, Inc. *	172,284	23,237,666
Sysco Corp.	421,490	29,483,226
Target Corp.	381,882	49,999,810
The Kroger Co.	541,227	24,533,820
US Foods Holding Corp. *	182,087	7,243,421

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Walgreens Boots Alliance, Inc.	594,148	18,044,275
Walmart, Inc.	1,163,303	170,854,312
		558,591,773

Energy 4.1%
Antero Resources Corp. *	227,885	4,651,133
APA Corp.	267,393	8,497,750
Baker Hughes Co.	836,155	22,785,224
Cheniere Energy, Inc.	206,554	28,870,053
Chesapeake Energy Corp.	88,872	6,687,618
Chevron Corp.	1,475,478	222,236,496
ConocoPhillips	1,015,459	100,835,079
Coterra Energy, Inc.	653,959	15,204,547
Devon Energy Corp.	541,338	24,955,682
Diamondback Energy, Inc.	151,982	19,324,511
EOG Resources, Inc.	487,296	52,281,988
EQT Corp.	304,446	10,585,587
Exxon Mobil Corp.	3,415,406	348,986,185
Halliburton Co.	749,662	21,477,816
Hess Corp.	229,790	29,107,499
HF Sinclair Corp.	111,210	4,608,542
Kinder Morgan, Inc.	1,643,788	26,481,425
Marathon Oil Corp.	527,965	11,699,704
Marathon Petroleum Corp.	376,206	39,467,772
New Fortress Energy, Inc.	39,227	1,030,493
Occidental Petroleum Corp.	603,740	34,811,648
ONEOK, Inc.	370,036	20,966,240
Ovintiv, Inc.	204,766	6,771,612
Phillips 66	386,079	35,368,697
Pioneer Natural Resources Co.	197,318	39,353,102
Schlumberger N.V.	1,177,758	50,443,375
Targa Resources Corp.	187,488	12,758,558
Texas Pacific Land Corp.	5,240	6,831,388
The Williams Cos., Inc.	1,010,282	28,954,682
Valero Energy Corp.	320,145	34,268,321
Vitesse Energy, Inc.	17,855	412,272
		1,270,714,999

Equity Real Estate Investment Trusts (REITs) 2.6%
Alexandria Real Estate Equities, Inc.	130,850	14,846,241
American Homes 4 Rent, Class A	255,611	8,762,345
American Tower Corp.	386,102	71,212,653
Americold Realty Trust, Inc.	222,399	6,516,291
Apartment Income REIT Corp.	122,173	4,238,181
AvalonBay Communities, Inc.	116,345	20,241,703
Boston Properties, Inc.	118,145	5,750,117
Camden Property Trust	91,480	9,556,916
Crown Castle, Inc.	359,277	40,673,749
CubeSmart	185,437	8,240,820
Digital Realty Trust, Inc.	239,154	24,503,719
Equinix, Inc.	76,766	57,232,891
Equity LifeStyle Properties, Inc.	145,035	9,161,861
Equity Residential	283,541	17,239,293
Essex Property Trust, Inc.	53,511	11,561,587
Extra Space Storage, Inc.	111,131	16,032,869
Federal Realty Investment Trust	60,856	5,367,499
Gaming & Leisure Properties, Inc.	213,820	10,293,295
Healthcare Realty Trust, Inc.	313,298	5,830,476
Healthpeak Properties, Inc.	454,272	9,067,269
Host Hotels & Resorts, Inc.	594,182	9,863,421
Invitation Homes, Inc.	482,839	16,358,585
Iron Mountain, Inc.	240,732	12,859,903
Kilroy Realty Corp.	87,649	2,378,794
Kimco Realty Corp.	514,244	9,451,805
Lamar Advertising Co., Class A	72,075	6,478,101
Life Storage, Inc.	70,269	8,951,568
Medical Properties Trust, Inc.	501,958	4,141,154
SECURITY	NUMBER OF SHARES	VALUE ($)
Mid-America Apartment Communities, Inc.	95,554	14,052,171
NNN REIT, Inc.	149,763	6,370,918
Omega Healthcare Investors, Inc.	194,049	5,784,601
Prologis, Inc.	765,500	95,343,025
Public Storage	131,025	37,119,383
Realty Income Corp.	520,716	30,951,359
Regency Centers Corp.	128,220	7,214,939
Rexford Industrial Realty, Inc.	157,203	8,558,131
SBA Communications Corp.	89,697	19,893,001
Simon Property Group, Inc.	271,401	28,537,815
Sun Communities, Inc.	102,693	13,004,015
UDR, Inc.	256,781	10,186,502
Ventas, Inc.	332,220	14,331,971
VICI Properties, Inc.	832,952	25,763,205
Vornado Realty Trust	132,276	1,793,663
Welltower, Inc.	392,349	29,273,159
Weyerhaeuser Co.	606,537	17,383,350
WP Carey, Inc.	175,005	12,138,347
		804,512,661

Financial Services 7.6%
Affirm Holdings, Inc. *	174,576	2,594,199
AGNC Investment Corp.	481,124	4,421,530
Ally Financial, Inc.	247,811	6,609,119
American Express Co.	493,706	78,282,023
Ameriprise Financial, Inc.	87,429	26,094,934
Annaly Capital Management, Inc.	389,300	7,349,984
Apollo Global Management, Inc.	359,955	24,062,992
Ares Management Corp., Class A	129,881	11,311,336
Berkshire Hathaway, Inc., Class B *	1,494,789	479,946,852
BlackRock, Inc.	124,268	81,712,423
Blackstone, Inc.	589,265	50,464,655
Block, Inc. *	446,353	26,955,258
Capital One Financial Corp.	315,850	32,914,728
Cboe Global Markets, Inc.	88,500	11,719,170
CME Group, Inc.	298,572	53,369,745
Coinbase Global, Inc., Class A *(a)	131,768	8,195,970
Corebridge Financial, Inc.	65,255	1,084,538
Credit Acceptance Corp. *	5,086	2,266,728
Discover Financial Services	221,203	22,726,396
Equitable Holdings, Inc.	284,676	6,985,949
FactSet Research Systems, Inc.	31,963	12,302,239
Fidelity National Information Services, Inc.	493,320	26,920,472
Fiserv, Inc. *	526,729	59,093,727
FleetCor Technologies, Inc. *	61,534	13,940,528
Franklin Resources, Inc.	234,995	5,642,230
Global Payments, Inc.	217,726	21,269,653
Intercontinental Exchange, Inc.	464,025	49,163,449
Invesco Ltd.	379,753	5,460,848
Jack Henry & Associates, Inc.	60,797	9,295,253
Jefferies Financial Group, Inc.	150,910	4,537,864
KKR & Co., Inc.	477,801	24,601,973
LPL Financial Holdings, Inc.	65,970	12,849,637
MarketAxess Holdings, Inc.	31,243	8,510,906
Mastercard, Inc., Class A	699,834	255,453,407
Moody's Corp.	130,569	41,374,705
Morgan Stanley	1,084,424	88,662,506
Morningstar, Inc.	20,874	4,272,908
MSCI, Inc.	66,279	31,186,258
Nasdaq, Inc.	282,219	15,620,822
Northern Trust Corp.	173,363	12,468,267
PayPal Holdings, Inc. *	938,058	58,150,215
Raymond James Financial, Inc.	160,439	14,495,664
S&P Global, Inc.	273,141	100,360,198
SEI Investments Co.	84,842	4,800,360
SoFi Technologies, Inc. *(a)	680,235	4,720,831

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Starwood Property Trust, Inc.	255,195	4,478,672
State Street Corp.	289,011	19,658,528
Synchrony Financial	363,729	11,261,050
T. Rowe Price Group, Inc.	185,762	19,906,256
The Bank of New York Mellon Corp.	609,632	24,507,206
The Carlyle Group, Inc.	181,769	4,982,288
The Charles Schwab Corp. (b)	1,254,610	66,105,401
The Goldman Sachs Group, Inc.	281,026	91,024,321
The Western Union Co.	309,274	3,522,631
Visa, Inc., Class A	1,347,869	297,919,485
Voya Financial, Inc.	80,565	5,462,307
WEX, Inc. *	36,188	6,001,780
		2,379,053,374

Food, Beverage & Tobacco 3.3%
Altria Group, Inc.	1,480,771	65,775,848
Archer-Daniels-Midland Co.	453,285	32,024,585
Brown-Forman Corp., Class A	47,027	2,955,647
Brown-Forman Corp., Class B	151,073	9,331,779
Bunge Ltd.	124,031	11,490,232
Campbell Soup Co.	165,374	8,359,656
Conagra Brands, Inc.	395,567	13,793,421
Constellation Brands, Inc., Class A	134,589	32,701,089
Darling Ingredients, Inc. *	133,338	8,450,962
General Mills, Inc.	488,621	41,122,343
Hormel Foods Corp.	239,860	9,174,645
Kellogg Co.	212,122	14,163,386
Keurig Dr Pepper, Inc.	703,498	21,892,858
Lamb Weston Holdings, Inc.	119,163	13,250,926
McCormick & Co., Inc. Non Voting Shares	208,381	17,864,503
Molson Coors Beverage Co., Class B	156,678	9,690,534
Mondelez International, Inc., Class A	1,130,425	82,984,499
Monster Beverage Corp. *	630,973	36,987,637
PepsiCo, Inc.	1,142,531	208,340,528
Philip Morris International, Inc.	1,286,053	115,757,631
Post Holdings, Inc. *	44,655	3,793,889
The Coca-Cola Co.	3,229,134	192,650,134
The Hershey Co.	121,951	31,670,675
The J.M. Smucker Co.	88,626	12,991,685
The Kraft Heinz Co.	661,825	25,294,952
Tyson Foods, Inc., Class A	237,704	12,037,331
		1,034,551,375

Health Care Equipment & Services 5.7%
Abbott Laboratories	1,446,329	147,525,558
agilon health, Inc. *	242,013	4,811,218
Align Technology, Inc. *	60,462	17,090,189
AmerisourceBergen Corp.	134,105	22,817,966
Baxter International, Inc.	417,752	17,010,861
Becton Dickinson & Co.	235,559	56,948,744
Boston Scientific Corp. *	1,187,585	61,136,876
Cardinal Health, Inc.	214,197	17,628,413
Centene Corp. *	455,976	28,457,462
Chemed Corp.	12,564	6,706,286
CVS Health Corp.	1,064,404	72,411,404
DaVita, Inc. *	45,706	4,281,281
Dentsply Sirona, Inc.	178,469	6,446,300
DexCom, Inc. *	320,723	37,607,979
Edwards Lifesciences Corp. *	513,005	43,210,411
Elevance Health, Inc.	198,131	88,727,024
Encompass Health Corp.	82,986	5,146,792
GE HealthCare, Inc. *	300,827	23,918,755
Guardant Health, Inc. *	95,352	2,795,721
HCA Healthcare, Inc.	175,818	46,449,357
Henry Schein, Inc. *	112,960	8,347,744
Hologic, Inc. *	204,777	16,154,858
SECURITY	NUMBER OF SHARES	VALUE ($)
Humana, Inc.	103,529	51,958,099
IDEXX Laboratories, Inc. *	68,683	31,921,798
Insulet Corp. *	57,658	15,812,706
Intuitive Surgical, Inc. *	290,740	89,501,402
Laboratory Corp. of America Holdings	73,813	15,687,477
Masimo Corp. *	40,315	6,524,580
McKesson Corp.	113,754	44,459,613
Medtronic plc	1,103,566	91,331,122
Molina Healthcare, Inc. *	48,503	13,284,972
Novocure Ltd. *	75,350	5,410,884
Penumbra, Inc. *	31,605	9,713,481
Quest Diagnostics, Inc.	92,322	12,246,513
R1 RCM, Inc. *	112,653	1,830,611
ResMed, Inc.	121,802	25,674,644
Shockwave Medical, Inc. *	30,250	8,321,473
STERIS plc	82,628	16,523,121
Stryker Corp.	279,458	77,013,036
Teladoc Health, Inc. *	133,088	3,080,987
Teleflex, Inc.	38,950	9,143,512
The Cigna Group	247,834	61,316,610
The Cooper Cos., Inc.	41,058	15,254,279
UnitedHealth Group, Inc.	775,065	377,642,671
Universal Health Services, Inc., Class B	53,186	7,027,466
Veeva Systems, Inc., Class A *	116,679	19,333,710
Zimmer Biomet Holdings, Inc.	173,792	22,130,673
		1,767,776,639

Household & Personal Products 1.4%
Church & Dwight Co., Inc.	202,328	18,705,224
Colgate-Palmolive Co.	693,035	51,547,943
Kimberly-Clark Corp.	279,571	37,540,794
Olaplex Holdings, Inc. *	69,314	219,032
Reynolds Consumer Products, Inc.	45,227	1,241,029
The Clorox Co.	102,269	16,176,910
The Estee Lauder Cos., Inc., Class A	192,239	35,377,743
The Procter & Gamble Co.	1,957,341	278,921,093
		439,729,768

Insurance 2.1%
Aflac, Inc.	463,853	29,784,001
American Financial Group, Inc.	58,054	6,517,723
American International Group, Inc.	615,299	32,506,246
Aon plc, Class A	170,204	52,472,191
Arch Capital Group Ltd. *	306,670	21,374,899
Arthur J. Gallagher & Co.	175,872	35,232,438
Assurant, Inc.	43,700	5,243,563
Brown & Brown, Inc.	194,756	12,139,141
Chubb Ltd.	344,190	63,950,502
Cincinnati Financial Corp.	130,024	12,547,316
CNA Financial Corp.	23,337	860,202
Erie Indemnity Co., Class A	20,886	4,471,693
Everest Re Group Ltd.	35,575	12,096,212
F&G Annuities & Life, Inc.	15,490	320,333
Fidelity National Financial, Inc.	224,809	7,674,979
Globe Life, Inc.	75,107	7,749,540
Lincoln National Corp.	127,466	2,666,589
Loews Corp.	161,642	9,051,952
Markel Group, Inc. *	11,412	15,003,699
Marsh & McLennan Cos., Inc.	410,452	71,082,077
MetLife, Inc.	546,792	27,093,544
Old Republic International Corp.	229,690	5,625,108
Principal Financial Group, Inc.	188,891	12,364,805
Prudential Financial, Inc.	305,907	24,071,822
Reinsurance Group of America, Inc.	55,385	7,753,900
RenaissanceRe Holdings Ltd.	41,667	7,848,813

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
The Allstate Corp.	217,781	23,618,349
The Hartford Financial Services Group, Inc.	260,983	17,882,555
The Progressive Corp.	485,002	62,036,606
The Travelers Cos., Inc.	191,421	32,396,090
W.R. Berkley Corp.	169,308	9,427,069
Willis Towers Watson plc	88,672	19,405,867
		652,269,824

Materials 2.5%
Air Products and Chemicals, Inc.	184,391	49,626,994
Albemarle Corp.	97,102	18,792,150
Alcoa Corp.	148,002	4,694,623
Amcor plc	1,237,063	11,925,287
AptarGroup, Inc.	54,273	6,105,170
Avery Dennison Corp.	67,311	10,845,821
Axalta Coating Systems Ltd. *	184,463	5,351,272
Ball Corp.	260,377	13,320,887
Berry Global Group, Inc.	101,295	5,795,087
Celanese Corp.	82,821	8,615,040
CF Industries Holdings, Inc.	163,102	10,032,404
Cleveland-Cliffs, Inc. *	425,324	5,903,497
Corteva, Inc.	590,514	31,586,594
Crown Holdings, Inc.	99,537	7,587,706
Dow, Inc.	585,215	28,546,788
DuPont de Nemours, Inc.	379,512	25,499,411
Eastman Chemical Co.	98,537	7,596,217
Ecolab, Inc.	205,774	33,962,999
FMC Corp.	104,298	10,855,336
Freeport-McMoRan, Inc.	1,186,626	40,748,737
International Flavors & Fragrances, Inc.	211,216	16,324,885
International Paper Co.	295,833	8,709,324
Linde plc	408,545	144,486,025
LyondellBasell Industries N.V., Class A	210,188	17,979,482
Martin Marietta Materials, Inc.	51,586	20,533,291
Newmont Corp.	657,868	26,676,547
Nucor Corp.	210,158	27,753,466
Packaging Corp. of America	76,681	9,510,744
PPG Industries, Inc.	194,588	25,547,459
Reliance Steel & Aluminum Co.	48,673	11,422,580
Royal Gold, Inc.	54,641	6,766,741
RPM International, Inc.	106,984	8,536,253
Sealed Air Corp.	119,359	4,517,738
Sonoco Products Co.	80,463	4,816,515
Steel Dynamics, Inc.	138,623	12,739,454
The Mosaic Co.	282,689	9,034,740
The Sherwin-Williams Co.	195,785	44,595,907
Vulcan Materials Co.	110,347	21,572,839
Westlake Corp.	28,558	2,968,604
Westrock Co.	210,324	5,891,175
		767,775,789

Media & Entertainment 7.6%
Activision Blizzard, Inc.	590,857	47,386,731
Alphabet, Inc., Class A *	4,940,358	607,021,787
Alphabet, Inc., Class C *	4,306,770	531,326,215
AMC Entertainment Holdings, Inc., Class A (a)	426,832	1,920,744
Cable One, Inc.	4,109	2,514,009
Charter Communications, Inc., Class A *	87,508	28,540,734
Comcast Corp., Class A	3,488,893	137,287,940
DISH Network Corp., Class A *	206,151	1,325,551
Electronic Arts, Inc.	216,143	27,666,304
SECURITY	NUMBER OF SHARES	VALUE ($)
Fox Corp., Class A	246,004	7,675,325
Fox Corp., Class B	114,117	3,333,358
IAC, Inc. *	64,483	3,600,731
Liberty Broadband Corp., Class A *	14,015	1,035,288
Liberty Broadband Corp., Class C *	99,105	7,343,681
Liberty Media Corp. - Liberty Formula One, Class A *	20,061	1,266,852
Liberty Media Corp. - Liberty Formula One, Class C *	171,901	12,101,830
Liberty Media Corp. - Liberty SiriusXM, Class A *	62,220	1,740,916
Liberty Media Corp. - Liberty SiriusXM, Class C *	125,873	3,519,409
Live Nation Entertainment, Inc. *	118,143	9,444,351
Match Group, Inc. *	230,622	7,956,459
Meta Platforms, Inc., Class A *	1,846,319	488,757,566
Netflix, Inc. *	369,385	145,992,034
News Corp., Class A	318,119	5,824,759
News Corp., Class B	97,623	1,804,073
Omnicom Group, Inc.	167,484	14,770,414
Paramount Global, Class B	428,133	6,511,903
Pinterest, Inc., Class A *	493,908	11,824,158
ROBLOX Corp., Class A *	301,429	12,617,818
Roku, Inc. *	101,607	5,913,527
Sirius XM Holdings, Inc. (a)	578,078	2,057,958
Snap, Inc., Class A *	816,395	8,327,229
Take-Two Interactive Software, Inc. *	131,102	18,056,678
The Interpublic Group of Cos., Inc.	321,922	11,972,279
The Trade Desk, Inc., Class A *	368,574	25,829,666
The Walt Disney Co. *	1,515,413	133,295,727
Warner Bros Discovery, Inc. *	1,829,426	20,635,925
ZoomInfo Technologies, Inc. *	225,783	5,583,614
		2,363,783,543

Pharmaceuticals, Biotechnology & Life Sciences 7.9%
AbbVie, Inc.	1,467,014	202,389,251
Agilent Technologies, Inc.	245,115	28,352,452
Alnylam Pharmaceuticals, Inc. *	101,818	18,837,348
Amgen, Inc.	443,097	97,769,353
Avantor, Inc. *	558,757	11,141,615
Biogen, Inc. *	119,380	35,385,426
Biohaven Ltd. *	52,973	927,557
BioMarin Pharmaceutical, Inc. *	154,174	13,403,888
Bio-Rad Laboratories, Inc., Class A *	17,979	6,712,460
Bio-Techne Corp.	130,594	10,681,283
Bristol-Myers Squibb Co.	1,763,630	113,648,317
Bruker Corp.	82,757	5,718,509
Catalent, Inc. *	149,889	5,580,367
Charles River Laboratories International, Inc. *	42,196	8,159,863
Danaher Corp.	543,949	124,901,569
Elanco Animal Health, Inc. *	366,798	2,989,404
Eli Lilly & Co.	654,216	280,959,603
Exact Sciences Corp. *	147,135	12,003,273
Gilead Sciences, Inc.	1,034,856	79,621,821
Horizon Therapeutics plc *	187,893	18,794,937
Illumina, Inc. *	130,299	25,623,298
Incyte Corp. *	152,738	9,401,024
IQVIA Holdings, Inc. *	153,771	30,279,048
Jazz Pharmaceuticals plc *	52,053	6,671,112
Johnson & Johnson	2,168,741	336,284,979
Karuna Therapeutics, Inc. *	25,040	5,672,812
Merck & Co., Inc.	2,102,876	232,178,539
Mettler-Toledo International, Inc. *	18,445	24,381,892
Moderna, Inc. *	274,423	35,046,561
Neurocrine Biosciences, Inc. *	80,416	7,199,645
Organon & Co.	211,325	4,097,592

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pfizer, Inc.	4,656,673	177,046,707
Regeneron Pharmaceuticals, Inc. *	89,128	65,558,992
Repligen Corp. *	42,752	7,178,916
Revvity, Inc.	104,493	12,050,133
Royalty Pharma plc, Class A	307,329	10,061,951
Sarepta Therapeutics, Inc. *	73,194	9,046,778
Seagen, Inc. *	113,924	22,294,927
Syneos Health, Inc. *	84,534	3,516,614
Thermo Fisher Scientific, Inc.	325,433	165,469,663
United Therapeutics Corp. *	37,946	7,958,794
Vertex Pharmaceuticals, Inc. *	213,400	69,049,838
Viatris, Inc.	1,003,518	9,182,190
Waters Corp. *	49,663	12,476,339
West Pharmaceutical Services, Inc.	61,531	20,590,119
Zoetis, Inc.	386,572	63,015,102
		2,449,311,861

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	262,055	19,633,161
Jones Lang LaSalle, Inc. *	39,412	5,531,080
Zillow Group, Inc., Class A *	48,264	2,161,744
Zillow Group, Inc., Class C *	134,442	6,131,900
		33,457,885

Semiconductors & Semiconductor Equipment 7.0%
Advanced Micro Devices, Inc. *	1,337,686	158,127,862
Analog Devices, Inc.	420,245	74,673,334
Applied Materials, Inc.	698,916	93,165,503
Broadcom, Inc.	346,651	280,080,142
Enphase Energy, Inc. *	112,835	19,619,750
Entegris, Inc.	123,333	12,980,798
First Solar, Inc. *	82,027	16,648,200
Intel Corp.	3,432,259	107,910,223
KLA Corp.	114,942	50,918,157
Lam Research Corp.	112,009	69,075,950
Marvell Technology, Inc.	708,820	41,458,882
Microchip Technology, Inc.	453,947	34,164,051
Micron Technology, Inc.	905,289	61,740,710
Monolithic Power Systems, Inc.	37,317	18,281,971
NVIDIA Corp.	2,040,561	772,025,849
NXP Semiconductors N.V.	214,929	38,493,784
ON Semiconductor Corp. *	358,595	29,978,542
Qorvo, Inc. *	82,971	8,069,759
QUALCOMM, Inc.	924,951	104,898,693
Skyworks Solutions, Inc.	131,999	13,663,217
SolarEdge Technologies, Inc. *	46,501	13,244,880
Teradyne, Inc.	129,034	12,927,916
Texas Instruments, Inc.	751,590	130,686,469
Universal Display Corp.	36,458	5,371,357
Wolfspeed, Inc. *	102,762	4,936,687
		2,173,142,686

Software & Services 12.2%
Accenture plc, Class A	522,568	159,864,003
Adobe, Inc. *	379,845	158,695,442
Akamai Technologies, Inc. *	129,845	11,961,321
ANSYS, Inc. *	72,514	23,464,805
AppLovin Corp., Class A *	100,618	2,516,456
Aspen Technology, Inc. *	24,379	3,996,206
Atlassian Corp., Class A *	124,392	22,488,830
Autodesk, Inc. *	179,171	35,724,906
Bentley Systems, Inc., Class B	163,812	7,990,749
Bill Holdings, Inc. *	79,772	8,262,784
Black Knight, Inc. *	128,952	7,450,847
Cadence Design Systems, Inc. *	227,360	52,499,698
Cloudflare, Inc., Class A *	238,387	16,486,845
SECURITY	NUMBER OF SHARES	VALUE ($)
Cognizant Technology Solutions Corp., Class A	421,332	26,329,037
Crowdstrike Holdings, Inc., Class A *	180,682	28,932,609
Datadog, Inc., Class A *	205,946	19,546,335
DocuSign, Inc. *	166,427	9,386,483
DXC Technology Co. *	188,662	4,722,210
Dynatrace, Inc. *	179,414	9,148,320
Elastic N.V. *	64,445	4,692,885
EPAM Systems, Inc. *	47,872	12,284,913
Fair Isaac Corp. *	21,106	16,624,563
Five9, Inc. *	58,567	3,871,864
Fortinet, Inc. *	536,767	36,677,289
Gartner, Inc. *	65,471	22,447,387
Gen Digital, Inc.	472,722	8,291,544
GoDaddy, Inc., Class A *	128,788	9,450,463
Guidewire Software, Inc. *	67,585	5,608,203
HubSpot, Inc. *	40,330	20,890,537
International Business Machines Corp.	750,198	96,467,961
Intuit, Inc.	232,993	97,652,026
Manhattan Associates, Inc. *	51,566	9,355,104
Microsoft Corp.	6,174,624	2,027,684,775
MongoDB, Inc. *	57,755	16,967,841
Okta, Inc. *	126,521	11,500,759
Oracle Corp.	1,274,971	135,070,428
Palantir Technologies, Inc., Class A *	1,463,475	21,527,717
Palo Alto Networks, Inc. *	250,526	53,459,743
PTC, Inc. *	88,642	11,913,485
Roper Technologies, Inc.	88,101	40,017,236
Salesforce, Inc. *	829,630	185,322,749
ServiceNow, Inc. *	168,359	91,718,616
Snowflake, Inc., Class A *	237,152	39,215,455
Splunk, Inc. *	125,487	12,459,604
Synopsys, Inc. *	126,482	57,544,251
Twilio, Inc., Class A *	144,925	10,089,678
Tyler Technologies, Inc. *	34,643	13,751,885
UiPath, Inc., Class A *	291,812	5,220,517
Unity Software, Inc. *	201,243	5,980,942
VeriSign, Inc. *	75,952	16,961,601
VMware, Inc., Class A *	172,781	23,548,322
Workday, Inc., Class A *	167,204	35,445,576
Zoom Video Communications, Inc., Class A *	178,426	11,977,737
Zscaler, Inc. *	70,961	9,613,796
		3,790,775,338

Technology Hardware & Equipment 8.7%
Amphenol Corp., Class A	493,856	37,261,435
Apple Inc.	12,336,636	2,186,668,731
Arista Networks, Inc. *	205,476	34,178,878
Arrow Electronics, Inc. *	48,715	6,169,268
CDW Corp.	112,474	19,310,661
Ciena Corp. *	123,029	5,750,375
Cisco Systems, Inc.	3,407,386	169,244,863
Cognex Corp.	142,810	7,848,838
Corning, Inc.	630,444	19,423,980
Dell Technologies, Inc., Class C	201,638	9,035,399
F5, Inc. *	50,016	7,381,361
Hewlett Packard Enterprise Co.	1,061,278	15,303,629
HP, Inc.	718,686	20,885,015
Jabil, Inc.	110,705	9,910,312
Juniper Networks, Inc.	269,377	8,180,979
Keysight Technologies, Inc. *	147,973	23,942,031
Motorola Solutions, Inc.	138,767	39,121,193
NetApp, Inc.	178,047	11,813,418
Pure Storage, Inc., Class A *	236,908	6,820,581
Seagate Technology Holdings plc	158,669	9,536,007
TD SYNNEX Corp.	34,499	3,083,521

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
TE Connectivity Ltd.	262,131	32,105,805
Teledyne Technologies, Inc. *	38,989	15,153,075
Trimble, Inc. *	203,574	9,500,798
Ubiquiti, Inc.	3,680	600,392
Western Digital Corp. *	263,715	10,213,682
Zebra Technologies Corp., Class A *	42,869	11,256,113
		2,729,700,340

Telecommunication Services 0.9%
AT&T, Inc.	5,913,784	93,023,822
GCI Liberty, Inc. *(c)	75,055	13,552
Liberty Global plc, Class A *	144,374	2,353,296
Liberty Global plc, Class C *	212,747	3,620,954
Lumen Technologies, Inc.	749,781	1,484,566
T-Mobile US, Inc. *	491,499	67,458,238
Verizon Communications, Inc.	3,484,385	124,148,638
		292,103,066

Transportation 1.7%
Alaska Air Group, Inc. *	104,927	4,714,370
American Airlines Group, Inc. *	537,754	7,948,004
Avis Budget Group, Inc. *	20,663	3,467,045
C.H. Robinson Worldwide, Inc.	97,351	9,203,563
CSX Corp.	1,741,743	53,419,258
Delta Air Lines, Inc. *	532,643	19,350,920
Expeditors International of Washington, Inc.	132,349	14,599,418
FedEx Corp.	192,769	42,019,787
Hertz Global Holdings, Inc. *	132,541	2,078,243
J.B. Hunt Transport Services, Inc.	68,771	11,482,694
Knight-Swift Transportation Holdings, Inc.	133,664	7,350,183
Lyft, Inc., Class A *	270,146	2,436,717
Norfolk Southern Corp.	189,003	39,346,644
Old Dominion Freight Line, Inc.	75,305	23,377,684
RXO, Inc. *	94,603	1,974,365
Southwest Airlines Co.	492,424	14,708,705
Uber Technologies, Inc. *	1,654,135	62,741,341
U-Haul Holding Co.	8,245	435,089
Union Pacific Corp.	507,772	97,756,265
United Airlines Holdings, Inc. *	271,319	12,878,156
United Parcel Service, Inc., Class B	605,240	101,075,080
XPO, Inc. *	94,561	4,437,748
		536,801,279

Utilities 2.6%
Alliant Energy Corp.	208,060	10,706,768
Ameren Corp.	214,544	17,393,082
American Electric Power Co., Inc.	426,798	35,475,450
American Water Works Co., Inc.	160,458	23,178,158
Atmos Energy Corp.	118,170	13,622,638
Avangrid, Inc.	57,686	2,164,956
CenterPoint Energy, Inc.	519,985	14,668,777
CMS Energy Corp.	241,928	14,026,985
Consolidated Edison, Inc.	294,647	27,490,565
Constellation Energy Corp.	270,811	22,753,540
Dominion Energy, Inc.	691,514	34,769,324
DTE Energy Co.	160,389	17,257,856
Duke Energy Corp.	639,809	57,128,546
Edison International	316,400	21,363,328
Entergy Corp.	168,721	16,568,402
SECURITY	NUMBER OF SHARES	VALUE ($)
Essential Utilities, Inc.	198,469	8,085,627
Evergy, Inc.	189,908	10,986,178
Eversource Energy	288,723	19,988,293
Exelon Corp.	825,063	32,713,748
FirstEnergy Corp.	451,459	16,880,052
NextEra Energy, Inc.	1,648,361	121,088,599
NiSource, Inc.	337,077	9,064,000
NRG Energy, Inc.	190,762	6,445,848
OGE Energy Corp.	164,835	5,815,379
PG&E Corp. *	1,335,919	22,630,468
Pinnacle West Capital Corp.	93,420	7,219,498
PPL Corp.	612,089	16,036,732
Public Service Enterprise Group, Inc.	414,615	24,773,246
Sempra Energy	261,029	37,465,492
The AES Corp.	552,554	10,907,416
The Southern Co.	904,124	63,062,649
UGI Corp.	174,365	4,876,989
Vistra Corp.	310,977	7,454,119
WEC Energy Group, Inc.	261,318	22,826,127
Xcel Energy, Inc.	453,316	29,597,002
		806,485,837
Total Common Stocks (Cost $22,400,861,764)		31,126,540,218

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (d)	18,198,661	18,198,661
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (d)(e)	29,945,359	29,945,359
		48,144,020
Total Short-Term Investments (Cost $48,144,020)		48,144,020
Total Investments in Securities (Cost $22,449,005,784)		31,174,684,238

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/16/23	318	66,628,950	339,245

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $29,246,217.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see Notes for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended May 31, 2023:
SECURITY	VALUE AT 8/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/23	BALANCE OF SHARES HELD AT 5/31/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
The Charles Schwab Corp.	$85,808,704	$8,545,994	($4,471,504)	$1,549,930	($25,327,723)	$66,105,401	1,254,610	$916,294

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$30,834,437,152	$—	$—	$30,834,437,152
Telecommunication Services	292,089,514	—	13,552	292,103,066
Short-Term Investments[1]	48,144,020	—	—	48,144,020
Futures Contracts[2]	339,245	—	—	339,245
Total	$31,175,009,931	$—	$13,552	$31,175,023,483

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings as of May 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 2.9%
Tesla, Inc. *	2,539,239	517,827,009

Banks 0.1%
First Citizens BancShares, Inc., Class A	11,346	14,150,731

Capital Goods 2.2%
Axon Enterprise, Inc. *	63,503	12,250,364
Builders FirstSource, Inc. *	138,636	16,074,844
Carlisle Cos., Inc.	48,655	10,336,268
Deere & Co.	255,369	88,352,567
Generac Holdings, Inc. *	59,414	6,471,373
General Electric Co.	1,027,544	104,326,542
Huntington Ingalls Industries, Inc.	39,448	7,944,038
L3Harris Technologies, Inc.	180,301	31,718,552
Nordson Corp.	50,805	11,071,934
Plug Power, Inc. *(a)	495,011	4,118,491
TransDigm Group, Inc.	48,925	37,850,826
Trex Co., Inc. *	102,908	5,284,326
United Rentals, Inc.	65,192	21,760,438
W.W. Grainger, Inc.	42,280	27,440,565
WillScot Mobile Mini Holdings Corp. *	193,799	8,348,861
		393,349,989

Commercial & Professional Services 1.0%
Ceridian HCM Holding, Inc. *	144,760	8,953,406
Cintas Corp.	81,576	38,515,293
Concentrix Corp.	39,372	3,452,924
Copart, Inc. *	404,639	35,442,330
CoStar Group, Inc. *	384,145	30,501,113
Paycom Software, Inc.	45,501	12,746,195
Paylocity Holding Corp. *	38,828	6,707,537
Verisk Analytics, Inc.	147,660	32,353,783
		168,672,581

Consumer Discretionary Distribution & Retail 6.6%
Amazon.com, Inc. *	8,399,436	1,012,803,993
AutoZone, Inc. *	17,870	42,652,831
Carvana Co. *(a)	92,224	1,191,534
Etsy, Inc. *	119,939	9,721,056
Five Below, Inc. *	53,997	9,315,563
Floor & Decor Holdings, Inc., Class A *	100,140	9,143,783
O'Reilly Automotive, Inc. *	59,101	53,386,524
Pool Corp.	37,346	11,809,926
RH *	18,980	4,649,720
SECURITY	NUMBER OF SHARES	VALUE ($)
Ulta Beauty, Inc. *	48,151	19,733,724
Wayfair, Inc., Class A *	74,722	3,012,791
		1,177,421,445

Consumer Durables & Apparel 0.5%
D.R. Horton, Inc.	294,055	31,416,836
Deckers Outdoor Corp. *	24,638	11,703,050
Lululemon Athletica, Inc. *	109,611	36,383,180
NVR, Inc. *	2,887	16,035,033
		95,538,099

Consumer Services 1.6%
Airbnb, Inc., Class A *	376,098	41,284,277
Booking Holdings, Inc. *	36,601	91,823,491
Caesars Entertainment, Inc. *	201,449	8,261,423
Chipotle Mexican Grill, Inc. *	26,073	54,140,324
Domino’s Pizza, Inc.	33,236	9,633,455
DoorDash, Inc., Class A *	248,218	16,206,153
DraftKings, Inc., Class A *	421,308	9,833,329
Expedia Group, Inc. *	139,601	13,361,212
Hilton Worldwide Holdings, Inc.	251,482	34,231,730
		278,775,394

Consumer Staples Distribution & Retail 1.4%
Costco Wholesale Corp.	419,000	214,343,640
Dollar General Corp.	210,438	42,316,977
		256,660,617

Energy 1.3%
Baker Hughes Co.	948,252	25,839,867
Cheniere Energy, Inc.	234,494	32,775,227
Diamondback Energy, Inc.	173,142	22,015,005
EOG Resources, Inc.	555,796	59,631,353
EQT Corp.	344,735	11,986,436
Halliburton Co.	851,509	24,395,733
Hess Corp.	262,163	33,208,187
New Fortress Energy, Inc.	44,125	1,159,164
Targa Resources Corp.	213,044	14,497,644
Texas Pacific Land Corp.	5,806	7,569,282
		233,077,898

Equity Real Estate Investment Trusts (REITs) 1.0%
American Tower Corp.	439,649	81,088,862
Equinix, Inc.	87,375	65,142,431
Rexford Industrial Realty, Inc.	176,217	9,593,253
SBA Communications Corp.	101,528	22,516,880
		178,341,426

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Financial Services 6.7%
Affirm Holdings, Inc. *	193,341	2,873,047
BlackRock, Inc.	141,924	93,322,126
Block, Inc. *	506,511	30,588,199
Coinbase Global, Inc., Class A *(a)	149,917	9,324,837
Corebridge Financial, Inc.	63,487	1,055,154
Credit Acceptance Corp. *	5,442	2,425,391
FactSet Research Systems, Inc.	35,991	13,852,576
Fiserv, Inc. *	598,153	67,106,785
FleetCor Technologies, Inc. *	68,826	15,592,530
KKR & Co., Inc.	543,813	28,000,931
LPL Financial Holdings, Inc.	74,569	14,524,550
MarketAxess Holdings, Inc.	35,416	9,647,673
Mastercard, Inc., Class A	797,490	291,099,800
Moody's Corp.	148,870	47,173,926
MSCI, Inc.	75,267	35,415,381
PayPal Holdings, Inc. *	1,067,429	66,169,924
S&P Global, Inc.	311,192	114,341,277
Visa, Inc., Class A	1,535,493	339,390,018
WEX, Inc. *	40,298	6,683,423
		1,188,587,548

Food, Beverage & Tobacco 0.3%
Monster Beverage Corp. *	720,089	42,211,617
Post Holdings, Inc. *	49,054	4,167,628
		46,379,245

Health Care Equipment & Services 6.7%
agilon health, Inc. *	275,179	5,470,559
Align Technology, Inc. *	68,568	19,381,431
Centene Corp. *	519,623	32,429,671
Chemed Corp.	13,644	7,282,758
DexCom, Inc. *	364,392	42,728,606
Edwards Lifesciences Corp. *	584,298	49,215,421
Elevance Health, Inc.	225,360	100,920,715
GE HealthCare, Inc. *	346,610	27,558,961
Guardant Health, Inc. *	110,168	3,230,126
Humana, Inc.	117,783	59,111,754
IDEXX Laboratories, Inc. *	78,118	36,306,903
Insulet Corp. *	65,313	17,912,090
Intuitive Surgical, Inc. *	330,968	101,885,189
Masimo Corp. *	45,258	7,324,555
McKesson Corp.	129,197	50,495,355
Molina Healthcare, Inc. *	54,775	15,002,872
Novocure Ltd. *	84,821	6,090,996
Penumbra, Inc. *	35,626	10,949,295
R1 RCM, Inc. *	126,428	2,054,455
ResMed, Inc.	138,488	29,191,885
Shockwave Medical, Inc. *	33,765	9,288,414
Teladoc Health, Inc. *	149,694	3,465,416
Teleflex, Inc.	44,080	10,347,780
The Cigna Group	281,521	69,651,111
The Cooper Cos., Inc.	46,486	17,270,944
UnitedHealth Group, Inc.	883,120	430,291,389
Veeva Systems, Inc., Class A *	133,067	22,049,202
		1,186,907,853

Household & Personal Products 0.2%
Olaplex Holdings, Inc. *	68,306	215,847
The Estee Lauder Cos., Inc., Class A	218,960	40,295,209
		40,511,056

SECURITY	NUMBER OF SHARES	VALUE ($)
Insurance 0.1%
Markel Group, Inc. *	12,631	16,606,355
RenaissanceRe Holdings Ltd.	47,414	8,931,375
		25,537,730

Materials 1.7%
Albemarle Corp.	110,385	21,362,809
Cleveland-Cliffs, Inc. *	486,301	6,749,858
Corteva, Inc.	672,230	35,957,583
Linde plc	466,024	164,814,048
Martin Marietta Materials, Inc.	58,297	23,204,538
The Sherwin-Williams Co.	222,639	50,712,711
Westlake Corp.	32,196	3,346,774
		306,148,321

Media & Entertainment 12.2%
Alphabet, Inc., Class A *	5,607,250	688,962,807
Alphabet, Inc., Class C *	4,886,254	602,817,156
Cable One, Inc.	4,626	2,830,326
Charter Communications, Inc., Class A *	101,372	33,062,478
Liberty Broadband Corp., Class A *	15,336	1,132,870
Liberty Broadband Corp., Class C *	112,889	8,365,075
Live Nation Entertainment, Inc. *	138,139	11,042,832
Meta Platforms, Inc., Class A *	2,104,387	557,073,327
Netflix, Inc. *	420,759	166,296,579
Pinterest, Inc., Class A *	573,913	13,739,477
ROBLOX Corp., Class A *	343,957	14,398,040
Roku, Inc. *	116,293	6,768,253
Snap, Inc., Class A *	936,923	9,556,615
Take-Two Interactive Software, Inc. *	152,566	21,012,915
The Trade Desk, Inc., Class A *	422,364	29,599,269
ZoomInfo Technologies, Inc. *	268,584	6,642,082
		2,173,300,101

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
Alnylam Pharmaceuticals, Inc. *	115,715	21,408,432
Avantor, Inc. *	636,165	12,685,130
Biohaven Ltd. *	59,921	1,049,217
BioMarin Pharmaceutical, Inc. *	174,938	15,209,110
Bio-Rad Laboratories, Inc., Class A *	20,124	7,513,295
Bio-Techne Corp.	148,270	12,127,003
Catalent, Inc. *	169,774	6,320,686
Charles River Laboratories International, Inc. *	47,880	9,259,034
Danaher Corp.	619,426	142,232,598
Eli Lilly & Co.	745,190	320,029,298
Exact Sciences Corp. *	167,574	13,670,687
Horizon Therapeutics plc *	213,633	21,369,709
Illumina, Inc. *	148,359	29,174,797
Incyte Corp. *	174,192	10,721,518
IQVIA Holdings, Inc. *	176,992	34,851,495
Jazz Pharmaceuticals plc *	58,412	7,486,082
Karuna Therapeutics, Inc. *	28,102	6,366,508
Mettler-Toledo International, Inc. *	20,820	27,521,333
Moderna, Inc. *	311,687	39,805,547
Neurocrine Biosciences, Inc. *	90,643	8,115,268
Regeneron Pharmaceuticals, Inc. *	101,391	74,579,164
Repligen Corp. *	48,397	8,126,824
Revvity, Inc.	118,947	13,716,968
Sarepta Therapeutics, Inc. *	82,312	10,173,763
Seagen, Inc. *	129,426	25,328,668
Syneos Health, Inc. *	95,707	3,981,411
Thermo Fisher Scientific, Inc.	371,144	188,711,878
United Therapeutics Corp. *	42,752	8,966,805

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Vertex Pharmaceuticals, Inc. *	242,645	78,512,643
Waters Corp. *	55,961	14,058,523
West Pharmaceutical Services, Inc.	69,745	23,338,769
Zoetis, Inc.	439,915	71,710,544
		1,268,122,707

Real Estate Management & Development 0.1%
Zillow Group, Inc., Class A *	54,870	2,457,627
Zillow Group, Inc., Class C *	152,963	6,976,643
		9,434,270

Semiconductors & Semiconductor Equipment 9.1%
Advanced Micro Devices, Inc. *	1,521,521	179,858,997
Broadcom, Inc.	394,967	319,117,537
Enphase Energy, Inc. *	128,038	22,263,247
KLA Corp.	130,671	57,885,946
Lam Research Corp.	127,385	78,558,330
Monolithic Power Systems, Inc.	42,037	20,594,347
NVIDIA Corp.	2,323,031	878,895,549
ON Semiconductor Corp. *	406,605	33,992,178
Qorvo, Inc. *	93,477	9,091,573
SolarEdge Technologies, Inc. *	52,704	15,011,680
Universal Display Corp.	40,387	5,950,217
		1,621,219,601

Software & Services 21.9%
Accenture plc, Class A	595,313	182,118,153
Adobe, Inc. *	432,389	180,647,800
ANSYS, Inc. *	82,416	26,668,993
AppLovin Corp., Class A *	115,388	2,885,854
Atlassian Corp., Class A *	141,834	25,642,169
Autodesk, Inc. *	204,027	40,680,944
Bill Holdings, Inc. *	90,358	9,359,282
Cadence Design Systems, Inc. *	259,445	59,908,445
Cloudflare, Inc., Class A *	270,222	18,688,553
Crowdstrike Holdings, Inc., Class A *	206,358	33,044,107
Datadog, Inc., Class A *	239,868	22,765,872
DocuSign, Inc. *	189,875	10,708,950
Dynatrace, Inc. *	204,831	10,444,333
Elastic N.V. *	72,546	5,282,800
EPAM Systems, Inc. *	54,114	13,886,735
Fair Isaac Corp. *	23,627	18,610,279
Five9, Inc. *	66,175	4,374,829
Fortinet, Inc. *	612,459	41,849,323
Gartner, Inc. *	74,208	25,442,955
GoDaddy, Inc., Class A *	144,282	10,587,413
HubSpot, Inc. *	45,897	23,774,187
Intuit, Inc.	265,461	111,260,014
Microsoft Corp.	7,020,341	2,305,409,781
MongoDB, Inc. *	65,277	19,177,730
Okta, Inc. *	144,033	13,092,600
Palo Alto Networks, Inc. *	285,346	60,889,983
PTC, Inc. *	100,268	13,476,019
Roper Technologies, Inc.	100,120	45,476,506
Salesforce, Inc. *	945,628	211,234,383
ServiceNow, Inc. *	191,768	104,471,371
Snowflake, Inc., Class A *	270,257	44,689,697
Splunk, Inc. *	142,222	14,121,222
Synopsys, Inc. *	145,463	66,179,846
Twilio, Inc., Class A *	164,507	11,452,977
Tyler Technologies, Inc. *	39,326	15,610,849
UiPath, Inc., Class A *	333,533	5,966,905
Unity Software, Inc. *	230,469	6,849,539
VMware, Inc., Class A *	196,420	26,770,082
Workday, Inc., Class A *	191,136	40,518,921
SECURITY	NUMBER OF SHARES	VALUE ($)
Zoom Video Communications, Inc., Class A *	204,414	13,722,312
Zscaler, Inc. *	80,324	10,882,296
		3,908,625,009

Technology Hardware & Equipment 14.5%
Apple Inc.	14,027,613	2,486,394,404
Arista Networks, Inc. *	234,773	39,052,141
Ciena Corp. *	141,185	6,598,987
Dell Technologies, Inc., Class C	235,029	10,531,650
Pure Storage, Inc., Class A *	293,463	8,448,800
Teledyne Technologies, Inc. *	45,596	17,720,885
Ubiquiti, Inc.	4,434	723,407
Zebra Technologies Corp., Class A *	49,290	12,942,075
		2,582,412,349

Telecommunication Services 0.4%
T-Mobile US, Inc. *	559,234	76,754,866

Transportation 0.2%
Hertz Global Holdings, Inc. *	149,527	2,344,583
Knight-Swift Transportation Holdings, Inc.	149,708	8,232,443
Lyft, Inc., Class A *	302,242	2,726,223
Old Dominion Freight Line, Inc.	85,592	26,571,181
U-Haul Holding Co.	9,209	485,959
		40,360,389

Utilities 0.1%
Constellation Energy Corp.	308,306	25,903,870
Total Common Stocks (Cost $11,751,764,862)		17,814,020,104

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (b)	4,859,652	4,859,652
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (b)(c)	12,911,400	12,911,400
		17,771,052
Total Short-Term Investments (Cost $17,771,052)		17,771,052
Total Investments in Securities (Cost $11,769,535,914)		17,831,791,156

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Growth Index, e-mini, expires 06/16/23	100	13,007,500	428,467
S&P 500 Index, e-mini, expires 06/16/23	10	2,095,250	66,275
Net Unrealized Appreciation			494,742

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $12,406,601.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$17,814,020,104	$—	$—	$17,814,020,104
Short-Term Investments[1]	17,771,052	—	—	17,771,052
Futures Contracts[2]	494,742	—	—	494,742
Total	$17,832,285,898	$—	$—	$17,832,285,898

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap Value ETF

Portfolio Holdings as of May 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 0.9%
Aptiv plc *	133,109	11,724,241
Autoliv, Inc.	38,251	3,117,457
BorgWarner, Inc.	114,576	5,079,154
Ford Motor Co.	1,922,376	23,068,512
General Motors Co.	684,756	22,192,942
Gentex Corp.	114,674	3,011,339
Harley-Davidson, Inc.	65,545	2,039,105
Lear Corp.	28,990	3,555,913
Lucid Group, Inc. *(a)	314,557	2,440,962
Rivian Automotive, Inc., Class A *	268,539	3,955,580
		80,185,205

Banks 5.8%
Bank of America Corp.	3,426,981	95,235,802
BOK Financial Corp.	14,011	1,139,375
Citigroup, Inc.	951,011	42,148,808
Citizens Financial Group, Inc.	241,834	6,234,481
Comerica, Inc.	64,246	2,319,281
Commerce Bancshares, Inc.	55,650	2,668,417
Cullen/Frost Bankers, Inc.	31,656	3,171,931
East West Bancorp, Inc.	69,166	3,309,593
Fifth Third Bancorp	335,351	8,138,969
First Horizon Corp.	263,679	2,718,530
Huntington Bancshares, Inc.	708,452	7,304,140
JPMorgan Chase & Co.	1,440,153	195,443,164
KeyCorp	457,854	4,276,356
M&T Bank Corp.	83,084	9,900,289
Regions Financial Corp.	458,433	7,917,138
The PNC Financial Services Group, Inc.	196,921	22,809,359
Truist Financial Corp.	652,006	19,866,623
U.S Bancorp	684,176	20,456,862
Webster Financial Corp.	85,134	3,026,514
Wells Fargo & Co.	1,870,978	74,483,634
Western Alliance Bancorp (a)	53,301	1,806,904
Zions Bancorp NA	73,527	2,006,552
		536,382,722

Capital Goods 9.1%
3M Co.	270,373	25,228,505
A.O. Smith Corp.	62,318	3,984,613
Acuity Brands, Inc.	15,726	2,369,751
Advanced Drainage Systems, Inc.	30,815	2,981,968
AECOM	68,207	5,323,556
AGCO Corp.	30,443	3,357,254
Allegion plc	43,150	4,519,531
AMETEK, Inc.	112,785	16,361,720
Carrier Global Corp.	409,441	16,746,137
Caterpillar, Inc.	255,512	52,571,594
Cummins, Inc.	69,430	14,192,186
Donaldson Co., Inc.	59,811	3,500,738
SECURITY	NUMBER OF SHARES	VALUE ($)
Dover Corp.	68,576	9,143,238
Eaton Corp. plc	195,196	34,334,976
Emerson Electric Co.	280,568	21,794,522
Fastenal Co.	280,283	15,093,239
Ferguson plc	101,349	14,686,484
Fortive Corp.	173,082	11,269,369
Fortune Brands Innovations, Inc.	63,051	3,811,433
General Dynamics Corp.	110,486	22,559,031
Graco, Inc.	82,491	6,309,737
HEICO Corp.	19,660	3,039,043
HEICO Corp., Class A	34,283	4,177,383
Honeywell International, Inc.	328,040	62,852,464
Howmet Aerospace, Inc.	180,811	7,729,670
Hubbell, Inc.	26,308	7,430,958
IDEX Corp.	36,949	7,358,763
Illinois Tool Works, Inc.	136,328	29,819,023
Ingersoll Rand, Inc.	198,609	11,253,186
Johnson Controls International plc	337,592	20,154,242
Lennox International, Inc.	15,821	4,358,844
Lincoln Electric Holdings, Inc.	28,291	4,799,851
Lockheed Martin Corp.	111,564	49,535,532
Masco Corp.	110,580	5,343,226
Masterbrand, Inc. *	62,975	653,680
Northrop Grumman Corp.	70,661	30,772,159
Otis Worldwide Corp.	203,616	16,189,508
Owens Corning	45,941	4,884,906
PACCAR, Inc.	256,474	17,640,282
Parker-Hannifin Corp.	62,970	20,178,107
Pentair plc	80,784	4,481,088
Quanta Services, Inc.	70,099	12,448,180
Raytheon Technologies Corp.	719,258	66,272,432
Regal Rexnord Corp.	32,371	4,204,669
Rockwell Automation, Inc.	56,375	15,706,075
Sensata Technologies Holding plc	75,163	3,120,768
Snap-on, Inc.	26,060	6,485,292
Stanley Black & Decker, Inc.	72,776	5,456,017
Textron, Inc.	102,149	6,319,959
The Boeing Co. *	276,084	56,790,479
The Middleby Corp. *	26,466	3,493,512
The Toro Co.	51,235	5,012,320
Trane Technologies plc	112,440	18,353,581
Watsco, Inc.	16,383	5,314,154
Westinghouse Air Brake Technologies Corp.	89,300	8,271,859
Woodward, Inc.	29,199	3,077,867
Xylem, Inc.	117,295	11,752,959
		834,871,620

Commercial & Professional Services 1.8%
Automatic Data Processing, Inc.	203,430	42,514,836
Booz Allen Hamilton Holding Corp.	65,035	6,541,220
Broadridge Financial Solutions, Inc.	57,834	8,485,404
Clarivate plc *	213,366	1,664,255
Dun & Bradstreet Holdings, Inc.	105,758	1,057,580
Equifax, Inc.	60,109	12,539,940

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Genpact Ltd.	82,586	3,037,513
Jacobs Solutions, Inc.	62,262	6,823,915
Leidos Holdings, Inc.	67,185	5,244,461
Paychex, Inc.	157,429	16,519,025
Republic Services, Inc.	100,741	14,267,948
Robert Half International, Inc.	52,836	3,435,397
Rollins, Inc.	113,743	4,472,375
SS&C Technologies Holdings, Inc.	107,271	5,895,614
TransUnion	94,742	6,819,529
Waste Management, Inc.	182,418	29,537,122
		168,856,134

Consumer Discretionary Distribution & Retail 3.6%
Advance Auto Parts, Inc.	29,159	2,125,400
Bath & Body Works, Inc.	112,112	3,950,827
Best Buy Co., Inc.	96,769	7,032,203
Burlington Stores, Inc. *	32,042	4,821,039
CarMax, Inc. *	77,731	5,612,956
eBay, Inc.	266,181	11,323,340
GameStop Corp., Class A *(a)	124,639	2,997,568
Genuine Parts Co.	69,208	10,307,147
LKQ Corp.	124,286	6,556,087
Lowe’s Cos., Inc.	296,868	59,709,061
Penske Automotive Group, Inc.	12,168	1,681,861
Ross Stores, Inc.	169,012	17,513,023
The Home Depot, Inc.	500,376	141,831,577
The TJX Cos., Inc.	567,260	43,559,895
Tractor Supply Co.	54,216	11,363,131
Williams-Sonoma, Inc.	32,770	3,719,723
		334,104,838

Consumer Durables & Apparel 1.3%
Garmin Ltd.	75,347	7,772,043
Hasbro, Inc.	63,562	3,772,405
Leggett & Platt, Inc.	65,260	1,989,125
Lennar Corp., Class A	124,337	13,318,979
Lennar Corp., Class B	7,109	672,156
Mohawk Industries, Inc. *	26,022	2,395,065
Newell Brands, Inc.	183,405	1,524,096
NIKE, Inc., Class B	611,497	64,366,174
Polaris, Inc.	26,806	2,887,274
PulteGroup, Inc.	110,805	7,321,994
Tapestry, Inc.	116,033	4,643,641
Toll Brothers, Inc.	50,541	3,421,626
VF Corp.	162,560	2,799,283
Whirlpool Corp.	26,795	3,464,325
		120,348,186

Consumer Services 2.9%
ADT, Inc.	104,478	594,480
Aramark	127,958	5,051,782
Carnival Corp. *	493,211	5,538,759
Darden Restaurants, Inc.	59,788	9,477,594
Las Vegas Sands Corp. *	161,252	8,889,823
Marriott International, Inc., Class A	132,012	22,150,293
McDonald’s Corp.	359,591	102,522,990
MGM Resorts International	154,656	6,076,434
Norwegian Cruise Line Holdings Ltd. *	207,452	3,080,662
Royal Caribbean Cruises Ltd. *	107,865	8,733,829
Service Corp. International	75,315	4,790,787
Starbucks Corp.	564,234	55,091,808
Vail Resorts, Inc.	19,855	4,828,736
Wyndham Hotels & Resorts, Inc.	43,486	2,967,919
SECURITY	NUMBER OF SHARES	VALUE ($)
Wynn Resorts Ltd.	50,478	4,982,179
Yum! Brands, Inc.	137,424	17,685,095
		262,463,170

Consumer Staples Distribution & Retail 2.1%
Albertsons Cos., Inc., Class A	79,180	1,612,105
BJ's Wholesale Club Holdings, Inc. *	65,777	4,120,929
Dollar Tree, Inc. *	102,088	13,769,630
Sysco Corp.	249,109	17,425,175
Target Corp.	226,046	29,596,203
The Kroger Co.	319,822	14,497,531
US Foods Holding Corp. *	107,763	4,286,812
Walgreens Boots Alliance, Inc.	351,882	10,686,656
Walmart, Inc.	688,520	101,122,932
		197,117,973

Energy 6.9%
Antero Resources Corp. *	135,681	2,769,249
APA Corp.	158,136	5,025,562
Chesapeake Energy Corp.	52,555	3,954,764
Chevron Corp.	873,401	131,551,659
ConocoPhillips	600,866	59,665,994
Coterra Energy, Inc.	386,760	8,992,170
Devon Energy Corp.	320,868	14,792,015
Exxon Mobil Corp.	2,021,807	206,588,239
HF Sinclair Corp.	66,275	2,746,436
Kinder Morgan, Inc.	970,797	15,639,540
Marathon Oil Corp.	311,556	6,904,081
Marathon Petroleum Corp.	223,013	23,396,294
Occidental Petroleum Corp.	357,132	20,592,231
ONEOK, Inc.	219,523	12,438,173
Ovintiv, Inc.	120,794	3,994,658
Phillips 66	228,868	20,966,597
Pioneer Natural Resources Co.	116,613	23,257,297
Schlumberger N.V.	697,246	29,863,046
The Williams Cos., Inc.	597,656	17,128,821
Valero Energy Corp.	189,221	20,254,216
Vitesse Energy, Inc.	10,583	244,361
		630,765,403

Equity Real Estate Investment Trusts (REITs) 4.2%
Alexandria Real Estate Equities, Inc.	77,324	8,773,181
American Homes 4 Rent, Class A	150,549	5,160,820
Americold Realty Trust, Inc.	132,423	3,879,994
Apartment Income REIT Corp.	73,031	2,533,445
AvalonBay Communities, Inc.	68,662	11,945,815
Boston Properties, Inc.	69,974	3,405,635
Camden Property Trust	53,927	5,633,754
Crown Castle, Inc.	212,514	24,058,710
CubeSmart	110,210	4,897,732
Digital Realty Trust, Inc.	141,258	14,473,295
Equity LifeStyle Properties, Inc.	86,037	5,434,957
Equity Residential	167,177	10,164,362
Essex Property Trust, Inc.	31,676	6,843,917
Extra Space Storage, Inc.	65,724	9,482,002
Federal Realty Investment Trust	35,917	3,167,879
Gaming & Leisure Properties, Inc.	126,579	6,093,513
Healthcare Realty Trust, Inc.	187,276	3,485,206
Healthpeak Properties, Inc.	268,789	5,365,028
Host Hotels & Resorts, Inc.	351,576	5,836,162
Invitation Homes, Inc.	285,024	9,656,613
Iron Mountain, Inc.	142,732	7,624,743
Kilroy Realty Corp.	51,303	1,392,363
Kimco Realty Corp.	304,143	5,590,148
Lamar Advertising Co., Class A	42,843	3,850,729
Life Storage, Inc.	41,816	5,326,940

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Medical Properties Trust, Inc. (a)	292,602	2,413,967
Mid-America Apartment Communities, Inc.	56,726	8,342,126
NNN REIT, Inc.	89,197	3,794,440
Omega Healthcare Investors, Inc.	115,407	3,440,283
Prologis, Inc.	453,208	56,447,056
Public Storage	77,582	21,978,981
Realty Income Corp.	308,221	18,320,656
Regency Centers Corp.	75,517	4,249,342
Simon Property Group, Inc.	160,440	16,870,266
Sun Communities, Inc.	60,871	7,708,095
UDR, Inc.	151,985	6,029,245
Ventas, Inc.	196,281	8,467,562
VICI Properties, Inc.	492,694	15,239,025
Vornado Realty Trust	78,527	1,064,826
Welltower, Inc.	231,922	17,303,700
Weyerhaeuser Co.	359,469	10,302,382
WP Carey, Inc.	103,440	7,174,598
		383,223,493

Financial Services 8.6%
AGNC Investment Corp.	282,540	2,596,543
Ally Financial, Inc.	146,484	3,906,728
American Express Co.	292,368	46,357,870
Ameriprise Financial, Inc.	51,670	15,421,945
Annaly Capital Management, Inc.	229,069	4,324,823
Apollo Global Management, Inc.	213,694	14,285,444
Ares Management Corp., Class A	76,755	6,684,593
Berkshire Hathaway, Inc., Class B *	884,584	284,022,231
Blackstone, Inc.	348,869	29,877,141
Capital One Financial Corp.	187,136	19,501,442
Cboe Global Markets, Inc.	52,184	6,910,205
CME Group, Inc.	176,657	31,577,439
Discover Financial Services	130,992	13,458,118
Equitable Holdings, Inc.	168,680	4,139,407
Fidelity National Information Services, Inc.	291,307	15,896,623
Franklin Resources, Inc.	139,606	3,351,940
Global Payments, Inc.	129,256	12,627,019
Intercontinental Exchange, Inc.	274,486	29,081,792
Invesco Ltd.	223,725	3,217,165
Jack Henry & Associates, Inc.	35,911	5,490,433
Jefferies Financial Group, Inc.	89,008	2,676,471
Morgan Stanley	641,521	52,450,757
Morningstar, Inc.	12,245	2,506,551
Nasdaq, Inc.	166,424	9,211,568
Northern Trust Corp.	102,309	7,358,063
Raymond James Financial, Inc.	95,184	8,599,874
SEI Investments Co.	50,145	2,837,204
SoFi Technologies, Inc. *	401,149	2,783,974
Starwood Property Trust, Inc.	152,328	2,673,356
State Street Corp.	171,556	11,669,239
Synchrony Financial	214,805	6,650,363
T. Rowe Price Group, Inc.	110,049	11,792,851
The Bank of New York Mellon Corp.	361,153	14,518,351
The Carlyle Group, Inc.	107,761	2,953,729
The Charles Schwab Corp. (b)	745,997	39,306,582
The Goldman Sachs Group, Inc.	166,273	53,855,825
The Western Union Co.	183,790	2,093,368
Voya Financial, Inc.	47,717	3,235,213
		789,902,240

Food, Beverage & Tobacco 6.4%
Altria Group, Inc.	876,666	38,941,504
Archer-Daniels-Midland Co.	268,747	18,986,975
Brown-Forman Corp., Class A	27,262	1,713,417
Brown-Forman Corp., Class B	90,040	5,561,771
SECURITY	NUMBER OF SHARES	VALUE ($)
Bunge Ltd.	73,601	6,818,397
Campbell Soup Co.	98,218	4,964,920
Conagra Brands, Inc.	233,915	8,156,616
Constellation Brands, Inc., Class A	79,740	19,374,428
Darling Ingredients, Inc. *	78,625	4,983,252
General Mills, Inc.	289,542	24,367,855
Hormel Foods Corp.	142,345	5,444,696
Kellogg Co.	125,607	8,386,779
Keurig Dr Pepper, Inc.	417,390	12,989,177
Lamb Weston Holdings, Inc.	70,657	7,857,058
McCormick & Co., Inc. Non Voting Shares	122,973	10,542,475
Molson Coors Beverage Co., Class B	92,374	5,713,332
Mondelez International, Inc., Class A	669,360	49,137,718
PepsiCo, Inc.	676,194	123,303,976
Philip Morris International, Inc.	761,089	68,505,621
The Coca-Cola Co.	1,910,866	114,002,266
The Hershey Co.	72,158	18,739,433
The J.M. Smucker Co.	52,372	7,677,211
The Kraft Heinz Co.	390,853	14,938,402
Tyson Foods, Inc., Class A	140,149	7,097,145
		588,204,424

Health Care Equipment & Services 4.7%
Abbott Laboratories	856,023	87,314,346
AmerisourceBergen Corp.	79,503	13,527,435
Baxter International, Inc.	247,538	10,079,747
Becton Dickinson & Co.	139,371	33,694,333
Boston Scientific Corp. *	703,122	36,196,721
Cardinal Health, Inc.	126,426	10,404,860
CVS Health Corp.	630,491	42,892,303
DaVita, Inc. *	27,112	2,539,581
Dentsply Sirona, Inc.	105,754	3,819,834
Encompass Health Corp.	49,181	3,050,206
HCA Healthcare, Inc.	104,093	27,500,330
Henry Schein, Inc. *	66,385	4,905,851
Hologic, Inc. *	120,989	9,544,822
Laboratory Corp. of America Holdings	43,507	9,246,543
Medtronic plc	653,072	54,048,239
Quest Diagnostics, Inc.	54,365	7,211,517
STERIS plc	48,775	9,753,537
Stryker Corp.	165,518	45,613,450
Universal Health Services, Inc., Class B	31,560	4,170,023
Zimmer Biomet Holdings, Inc.	103,099	13,128,627
		428,642,305

Household & Personal Products 2.6%
Church & Dwight Co., Inc.	119,610	11,057,945
Colgate-Palmolive Co.	410,051	30,499,593
Kimberly-Clark Corp.	165,733	22,254,627
Reynolds Consumer Products, Inc.	26,975	740,194
The Clorox Co.	60,658	9,594,883
The Procter & Gamble Co.	1,158,270	165,053,475
		239,200,717

Insurance 4.1%
Aflac, Inc.	274,774	17,643,239
American Financial Group, Inc.	34,333	3,854,566
American International Group, Inc.	364,585	19,261,026
Aon plc, Class A	100,862	31,094,746
Arch Capital Group Ltd. *	181,748	12,667,836
Arthur J. Gallagher & Co.	104,108	20,855,956
Assurant, Inc.	26,036	3,124,060
Brown & Brown, Inc.	115,521	7,200,424
Chubb Ltd.	203,796	37,865,297
Cincinnati Financial Corp.	77,208	7,450,572

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CNA Financial Corp.	13,441	495,435
Erie Indemnity Co., Class A	12,181	2,607,952
Everest Re Group Ltd.	21,050	7,157,421
F&G Annuities & Life, Inc.	9,162	189,470
Fidelity National Financial, Inc.	133,225	4,548,301
Globe Life, Inc.	44,464	4,587,795
Lincoln National Corp.	75,614	1,581,845
Loews Corp.	95,437	5,344,472
Marsh & McLennan Cos., Inc.	243,013	42,084,991
MetLife, Inc.	323,377	16,023,330
Old Republic International Corp.	135,604	3,320,942
Principal Financial Group, Inc.	111,738	7,314,369
Prudential Financial, Inc.	180,542	14,206,850
Reinsurance Group of America, Inc.	32,752	4,585,280
The Allstate Corp.	129,171	14,008,595
The Hartford Financial Services Group, Inc.	154,592	10,592,644
The Progressive Corp.	287,175	36,732,554
The Travelers Cos., Inc.	113,551	19,217,371
W.R. Berkley Corp.	100,091	5,573,067
Willis Towers Watson plc	52,467	11,482,403
		372,672,809

Materials 3.2%
Air Products and Chemicals, Inc.	109,074	29,356,176
Alcoa Corp.	86,920	2,757,102
Amcor plc	729,363	7,031,059
AptarGroup, Inc.	32,121	3,613,291
Avery Dennison Corp.	39,821	6,416,358
Axalta Coating Systems Ltd. *	108,550	3,149,036
Ball Corp.	154,120	7,884,779
Berry Global Group, Inc.	59,984	3,431,685
Celanese Corp.	48,865	5,082,937
CF Industries Holdings, Inc.	96,317	5,924,459
Crown Holdings, Inc.	59,029	4,499,781
Dow, Inc.	345,919	16,873,929
DuPont de Nemours, Inc.	224,934	15,113,315
Eastman Chemical Co.	58,436	4,504,831
Ecolab, Inc.	121,612	20,072,061
FMC Corp.	61,872	6,439,638
Freeport-McMoRan, Inc.	702,079	24,109,393
International Flavors & Fragrances, Inc.	125,359	9,688,997
International Paper Co.	174,849	5,147,555
LyondellBasell Industries N.V., Class A	124,587	10,657,172
Newmont Corp.	390,006	15,814,743
Nucor Corp.	124,175	16,398,551
Packaging Corp. of America	45,524	5,646,342
PPG Industries, Inc.	115,415	15,152,835
Reliance Steel & Aluminum Co.	28,778	6,753,621
Royal Gold, Inc.	32,247	3,993,469
RPM International, Inc.	63,213	5,043,765
Sealed Air Corp.	71,011	2,687,766
Sonoco Products Co.	48,046	2,876,034
Steel Dynamics, Inc.	81,857	7,522,658
The Mosaic Co.	167,139	5,341,762
Vulcan Materials Co.	65,249	12,756,180
Westrock Co.	124,926	3,499,177
		295,240,457

Media & Entertainment 2.9%
Activision Blizzard, Inc.	349,769	28,051,474
AMC Entertainment Holdings, Inc., Class A (a)	252,119	1,134,536
Comcast Corp., Class A	2,065,346	81,271,365
DISH Network Corp., Class A *	122,735	789,186
Electronic Arts, Inc.	127,911	16,372,608
Fox Corp., Class A	145,917	4,552,610
SECURITY	NUMBER OF SHARES	VALUE ($)
Fox Corp., Class B	67,793	1,980,234
IAC, Inc. *	38,237	2,135,154
Liberty Media Corp. - Liberty Formula One, Class A *	11,693	738,413
Liberty Media Corp. - Liberty Formula One, Class C *	101,876	7,172,070
Liberty Media Corp. - Liberty SiriusXM, Class A *	36,393	1,018,276
Liberty Media Corp. - Liberty SiriusXM, Class C *	74,893	2,094,008
Match Group, Inc. *	137,556	4,745,682
News Corp., Class A	188,591	3,453,101
News Corp., Class B	57,323	1,059,329
Omnicom Group, Inc.	99,527	8,777,286
Paramount Global, Class A (a)	5,248	92,207
Paramount Global, Class B	247,016	3,757,113
Sirius XM Holdings, Inc. (a)	341,805	1,216,826
The Interpublic Group of Cos., Inc.	190,650	7,090,274
The Walt Disney Co. *	896,901	78,891,412
Warner Bros Discovery, Inc. *	1,085,059	12,239,466
		268,632,630

Pharmaceuticals, Biotechnology & Life Sciences 8.6%
AbbVie, Inc.	868,287	119,788,875
Agilent Technologies, Inc.	145,159	16,790,542
Amgen, Inc.	262,170	57,847,810
Biogen, Inc. *	70,659	20,944,034
Bristol-Myers Squibb Co.	1,043,880	67,267,627
Bruker Corp.	49,173	3,397,854
Elanco Animal Health, Inc. *	217,402	1,771,826
Gilead Sciences, Inc.	612,249	47,106,438
Johnson & Johnson	1,283,644	199,041,839
Merck & Co., Inc.	1,244,814	137,439,914
Organon & Co.	125,249	2,428,578
Pfizer, Inc.	2,755,944	104,780,991
Royalty Pharma plc, Class A	182,099	5,961,921
Viatris, Inc.	596,240	5,455,596
		790,023,845

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	154,991	11,611,926
Jones Lang LaSalle, Inc. *	23,263	3,264,729
		14,876,655

Semiconductors & Semiconductor Equipment 4.8%
Analog Devices, Inc.	248,868	44,221,355
Applied Materials, Inc.	413,916	55,175,003
Entegris, Inc.	73,228	7,707,247
First Solar, Inc. *	48,687	9,881,514
Intel Corp.	2,031,192	63,860,676
Marvell Technology, Inc.	418,774	24,494,091
Microchip Technology, Inc.	268,755	20,226,501
Micron Technology, Inc.	535,748	36,538,014
NXP Semiconductors N.V.	127,151	22,772,744
QUALCOMM, Inc.	547,450	62,086,304
Skyworks Solutions, Inc.	78,104	8,084,545
Teradyne, Inc.	76,524	7,666,940
Texas Instruments, Inc.	444,954	77,368,601
Wolfspeed, Inc. *	60,888	2,925,060
		443,008,595

Software & Services 2.3%
Akamai Technologies, Inc. *	77,322	7,122,903
Aspen Technology, Inc. *	14,404	2,361,104
Bentley Systems, Inc., Class B	96,575	4,710,928

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Black Knight, Inc. *	76,626	4,427,450
Cognizant Technology Solutions Corp., Class A	249,889	15,615,564
DXC Technology Co. *	111,997	2,803,285
Gen Digital, Inc.	279,894	4,909,341
Guidewire Software, Inc. *	39,996	3,318,868
International Business Machines Corp.	443,853	57,075,057
Manhattan Associates, Inc. *	30,718	5,572,859
Oracle Corp.	754,485	79,930,141
Palantir Technologies, Inc., Class A *	865,356	12,729,387
VeriSign, Inc. *	44,973	10,043,370
		210,620,257

Technology Hardware & Equipment 3.0%
Amphenol Corp., Class A	291,939	22,026,797
Arrow Electronics, Inc. *	28,734	3,638,874
CDW Corp.	66,437	11,406,568
Cisco Systems, Inc.	2,017,007	100,184,738
Cognex Corp.	85,171	4,680,998
Corning, Inc.	374,081	11,525,436
F5, Inc. *	29,386	4,336,786
Hewlett Packard Enterprise Co.	628,813	9,067,483
HP, Inc.	423,936	12,319,580
Jabil, Inc.	65,231	5,839,479
Juniper Networks, Inc.	159,095	4,831,715
Keysight Technologies, Inc. *	87,615	14,176,107
Motorola Solutions, Inc.	82,127	23,153,244
NetApp, Inc.	105,951	7,029,849
Seagate Technology Holdings plc	94,458	5,676,926
TD SYNNEX Corp.	20,549	1,836,670
TE Connectivity Ltd.	155,272	19,017,715
Trimble, Inc. *	121,305	5,661,304
Western Digital Corp. *	157,018	6,081,307
		272,491,576

Telecommunication Services 1.4%
AT&T, Inc.	3,499,918	55,053,710
GCI Liberty, Inc. *(c)	43,848	7,917
Liberty Global plc, Class A *	84,331	1,374,595
Liberty Global plc, Class C *	125,682	2,139,108
Lumen Technologies, Inc.	452,270	895,495
Verizon Communications, Inc.	2,062,272	73,478,751
		132,949,576

Transportation 3.2%
Alaska Air Group, Inc. *	62,448	2,805,789
American Airlines Group, Inc. *	320,474	4,736,606
Avis Budget Group, Inc. *	12,276	2,059,790
C.H. Robinson Worldwide, Inc.	57,646	5,449,853
CSX Corp.	1,032,175	31,656,807
Delta Air Lines, Inc. *	314,687	11,432,579
Expeditors International of Washington, Inc.	78,163	8,622,160
FedEx Corp.	113,964	24,841,873
J.B. Hunt Transport Services, Inc.	40,771	6,807,534
Norfolk Southern Corp.	111,741	23,262,241
RXO, Inc. *	57,589	1,201,882
Southwest Airlines Co.	291,562	8,708,957
Uber Technologies, Inc. *	979,202	37,141,132
Union Pacific Corp.	300,375	57,828,195
United Airlines Holdings, Inc. *	160,516	7,618,892
United Parcel Service, Inc., Class B	358,330	59,841,110
XPO, Inc. *	56,710	2,661,400
		296,676,800

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 5.1%
Alliant Energy Corp.	123,395	6,349,907
Ameren Corp.	126,807	10,280,243
American Electric Power Co., Inc.	252,216	20,964,194
American Water Works Co., Inc.	94,686	13,677,393
Atmos Energy Corp.	70,245	8,097,844
Avangrid, Inc.	34,465	1,293,471
CenterPoint Energy, Inc.	308,968	8,715,987
CMS Energy Corp.	143,016	8,292,068
Consolidated Edison, Inc.	174,161	16,249,221
Dominion Energy, Inc.	409,249	20,577,040
DTE Energy Co.	95,059	10,228,348
Duke Energy Corp.	378,184	33,768,049
Edison International	187,602	12,666,887
Entergy Corp.	99,825	9,802,815
Essential Utilities, Inc.	117,463	4,785,443
Evergy, Inc.	112,827	6,527,042
Eversource Energy	171,161	11,849,476
Exelon Corp.	488,231	19,358,359
FirstEnergy Corp.	266,421	9,961,481
NextEra Energy, Inc.	975,628	71,669,633
NiSource, Inc.	198,835	5,346,673
NRG Energy, Inc.	113,176	3,824,217
OGE Energy Corp.	97,809	3,450,702
PG&E Corp. *	790,847	13,396,948
Pinnacle West Capital Corp.	55,524	4,290,895
PPL Corp.	361,144	9,461,973
Public Service Enterprise Group, Inc.	244,924	14,634,209
Sempra Energy	154,371	22,156,870
The AES Corp.	328,043	6,475,569
The Southern Co.	534,590	37,287,652
UGI Corp.	102,912	2,878,449
Vistra Corp.	183,764	4,404,823
WEC Energy Group, Inc.	154,882	13,528,943
Xcel Energy, Inc.	268,632	17,538,983
		463,791,807
Total Common Stocks (Cost $8,186,325,928)		9,155,253,437

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (d)	1,321,449	1,321,449
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (d)(e)	9,630,763	9,630,763
		10,952,212
Total Short-Term Investments (Cost $10,952,212)		10,952,212
Total Investments in Securities (Cost $8,197,278,140)		9,166,205,649

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
Russell 1000 Value Index, e-mini, expires 06/16/23	320	23,414,400	(417,244)
S&P 500 Index, e-mini, expires 06/16/23	10	2,095,250	40,104
Net Unrealized Depreciation			(377,140)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $9,229,161.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see Notes for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended May 31, 2023:
SECURITY	VALUE AT 8/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/23	BALANCE OF SHARES HELD AT 5/31/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.4% OF NET ASSETS

Financial Services 0.4%
The Charles Schwab Corp.	$50,567,555	$6,909,400	($4,050,342)	$843,339	($14,963,370)	$39,306,582	745,997	$547,579

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$9,022,303,861	$—	$—	$9,022,303,861
Telecommunication Services	132,941,659	—	7,917	132,949,576
Short-Term Investments[1]	10,952,212	—	—	10,952,212
Futures Contracts[2]	40,104	—	—	40,104
Liabilities
Futures Contracts[2]	(417,244)	—	—	(417,244)
Total	$9,165,820,592	$—	$7,917	$9,165,828,509

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Mid-Cap ETF

Portfolio Holdings as of May 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.1%
Autoliv, Inc.	203,053	16,548,819
BorgWarner, Inc.	612,266	27,141,752
Gentex Corp.	613,633	16,114,003
Harley-Davidson, Inc.	348,265	10,834,524
Lear Corp.	154,569	18,959,433
QuantumScape Corp. *(a)	726,787	4,716,848
Thor Industries, Inc.	139,949	10,953,808
		105,269,187

Banks 3.0%
Bank OZK	288,093	9,962,256
BOK Financial Corp.	75,294	6,122,908
Comerica, Inc.	342,222	12,354,214
Commerce Bancshares, Inc.	297,641	14,271,886
Cullen/Frost Bankers, Inc.	168,436	16,877,287
East West Bancorp, Inc.	368,889	17,651,339
First Citizens BancShares, Inc., Class A	31,066	38,745,515
First Financial Bankshares, Inc.	339,758	8,799,732
First Horizon Corp.	1,402,036	14,454,991
Glacier Bancorp, Inc.	289,697	8,349,068
New York Community Bancorp, Inc.	1,882,460	19,351,689
Pinnacle Financial Partners, Inc.	200,089	9,734,330
Popular, Inc.	187,669	10,730,914
Prosperity Bancshares, Inc.	238,818	13,655,613
SouthState Corp.	198,089	12,384,524
Synovus Financial Corp.	380,735	10,314,111
Valley National Bancorp	1,098,446	8,106,532
Webster Financial Corp.	455,386	16,188,972
Western Alliance Bancorp (a)	284,660	9,649,974
Zions Bancorp NA	391,710	10,689,766
		268,395,621

Capital Goods 13.4%
A.O. Smith Corp.	331,682	21,207,747
Acuity Brands, Inc.	83,912	12,644,699
Advanced Drainage Systems, Inc.	163,731	15,844,249
AECOM	363,323	28,357,360
AGCO Corp.	161,944	17,859,184
Air Lease Corp.	269,602	10,250,268
Allegion plc	229,689	24,057,626
Armstrong World Industries, Inc.	119,355	7,452,526
Axon Enterprise, Inc. *	176,868	34,119,606
Builders FirstSource, Inc. *	384,853	44,623,705
BWX Technologies, Inc.	238,763	14,402,184
Carlisle Cos., Inc.	135,283	28,739,521
ChargePoint Holdings, Inc. *(a)	687,415	6,647,303
Chart Industries, Inc. *	111,405	12,224,471
Crane Co.	124,974	9,080,611
Crane NXT Co.	124,806	6,568,540
Curtiss-Wright Corp.	100,218	15,840,457
SECURITY	NUMBER OF SHARES	VALUE ($)
Donaldson Co., Inc.	318,070	18,616,637
EMCOR Group, Inc.	124,579	20,535,602
Flowserve Corp.	341,829	11,126,534
Fortune Brands Innovations, Inc.	335,579	20,285,751
Graco, Inc.	440,774	33,714,803
Hexcel Corp.	220,622	15,220,712
Howmet Aerospace, Inc.	963,352	41,183,298
Hubbell, Inc.	140,250	39,615,015
Huntington Ingalls Industries, Inc.	104,194	20,982,588
IDEX Corp.	197,334	39,301,039
ITT, Inc.	216,461	16,485,670
Lennox International, Inc.	84,436	23,262,962
Lincoln Electric Holdings, Inc.	150,977	25,614,758
Masco Corp.	589,156	28,468,018
MasTec, Inc. *	154,942	15,704,921
Masterbrand, Inc. *	333,970	3,466,609
MDU Resources Group, Inc.	532,224	15,530,296
Nordson Corp.	140,560	30,632,241
nVent Electric plc	435,750	18,902,835
Oshkosh Corp.	171,185	12,638,589
Owens Corning	244,382	25,985,138
Pentair plc	430,092	23,857,203
Plug Power, Inc. *(a)	1,373,239	11,425,349
RBC Bearings, Inc. *	75,971	15,064,290
Regal Rexnord Corp.	172,924	22,461,098
Sensata Technologies Holding plc	400,107	16,612,443
SiteOne Landscape Supply, Inc. *	117,957	16,265,091
Snap-on, Inc.	138,961	34,581,834
Sunrun, Inc. *	558,071	9,844,372
Textron, Inc.	545,998	33,780,896
The Middleby Corp. *	140,953	18,605,796
The Timken Co.	173,271	12,397,540
The Toro Co.	273,728	26,778,810
Trex Co., Inc. *	287,252	14,750,390
Valmont Industries, Inc.	55,835	14,643,845
Vertiv Holdings Co.	789,466	15,236,694
Watsco, Inc.	87,025	28,228,299
WESCO International, Inc.	117,126	16,090,770
Westinghouse Air Brake Technologies Corp.	475,879	44,080,672
WillScot Mobile Mini Holdings Corp. *	546,125	23,527,065
Woodward, Inc.	156,347	16,480,537
Zurn Elkay Water Solutions Corp., Class C	379,182	8,535,387
		1,210,442,454

Commercial & Professional Services 4.1%
ASGN, Inc. *	130,543	8,541,428
Booz Allen Hamilton Holding Corp.	345,925	34,793,137
CACI International, Inc., Class A *	61,531	18,411,306
Ceridian HCM Holding, Inc. *	402,159	24,873,534
Clarivate plc *	1,128,560	8,802,768
Clean Harbors, Inc. *	131,555	18,470,322
Concentrix Corp.	111,642	9,791,003
Driven Brands Holdings, Inc. *	144,224	3,581,082

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Dun & Bradstreet Holdings, Inc.	569,618	5,696,180
ExlService Holdings, Inc. *	86,547	13,063,404
Genpact Ltd.	440,455	16,199,935
Jacobs Solutions, Inc.	331,424	36,324,070
KBR, Inc.	358,660	21,168,113
Leidos Holdings, Inc.	357,443	27,902,001
ManpowerGroup, Inc.	132,250	9,279,983
Maximus, Inc.	159,111	12,881,627
MSA Safety, Inc.	96,378	13,257,758
Paylocity Holding Corp. *	107,948	18,648,017
Robert Half International, Inc.	281,907	18,329,593
Science Applications International Corp.	142,986	13,916,827
Stericycle, Inc. *	241,143	10,164,177
Tetra Tech, Inc.	139,311	19,151,083
TriNet Group, Inc. *	96,041	8,535,164
		371,782,512

Consumer Discretionary Distribution & Retail 3.7%
Advance Auto Parts, Inc.	154,874	11,288,766
AutoNation, Inc. *	89,446	11,710,270
Bath & Body Works, Inc.	597,192	21,045,046
Burlington Stores, Inc. *	170,551	25,661,103
Chewy, Inc., Class A *	243,531	7,181,729
Dick's Sporting Goods, Inc.	156,428	19,946,134
Five Below, Inc. *	145,228	25,054,735
Floor & Decor Holdings, Inc., Class A *	277,475	25,336,242
GameStop Corp., Class A *(a)	661,734	15,914,703
Kohl's Corp.	288,592	5,287,005
Lithia Motors, Inc.	71,460	16,670,189
LKQ Corp.	664,055	35,028,901
Murphy USA, Inc.	52,341	14,468,099
Ollie's Bargain Outlet Holdings, Inc. *	151,340	8,341,861
Penske Automotive Group, Inc.	65,340	9,031,295
Pool Corp.	102,166	32,307,954
RH *	48,874	11,973,153
The Gap, Inc.	553,460	4,438,749
Valvoline, Inc.	449,363	17,300,476
Williams-Sonoma, Inc.	174,011	19,751,989
		337,738,399

Consumer Durables & Apparel 4.0%
Brunswick Corp.	189,760	14,326,880
Capri Holdings Ltd. *	329,046	11,549,515
Columbia Sportswear Co.	92,609	6,837,322
Crocs, Inc. *	161,377	18,119,410
Deckers Outdoor Corp. *	68,929	32,741,275
Hasbro, Inc.	339,601	20,155,319
Leggett & Platt, Inc.	346,824	10,571,196
Mattel, Inc. *	927,228	16,143,040
Mohawk Industries, Inc. *	138,035	12,704,741
Newell Brands, Inc.	985,226	8,187,228
Polaris, Inc.	142,588	15,358,153
PulteGroup, Inc.	590,045	38,990,174
PVH Corp.	165,851	14,266,503
Ralph Lauren Corp.	107,358	11,413,229
Skechers U.S.A., Inc., Class A *	351,141	18,038,113
Tapestry, Inc.	617,155	24,698,543
Tempur Sealy International, Inc.	445,617	15,881,790
Toll Brothers, Inc.	269,119	18,219,356
TopBuild Corp. *	83,687	16,876,320
Under Armour, Inc., Class A *	493,460	3,557,847
Under Armour, Inc., Class C *	496,085	3,264,239
Whirlpool Corp.	142,548	18,430,031
YETI Holdings, Inc. *	225,490	8,246,169
		358,576,393

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Services 5.0%
ADT, Inc.	554,358	3,154,297
Aramark	681,455	26,903,843
Boyd Gaming Corp.	207,609	13,230,922
Bright Horizons Family Solutions, Inc. *	151,010	12,926,456
Caesars Entertainment, Inc. *	560,753	22,996,481
Carnival Corp. *	2,619,711	29,419,355
Choice Hotels International, Inc.	72,472	8,224,847
Churchill Downs, Inc.	172,110	23,375,980
DraftKings, Inc., Class A *	1,173,739	27,395,068
H&R Block, Inc.	398,623	11,898,897
Marriott Vacations Worldwide Corp.	100,300	12,358,966
MGM Resorts International	823,126	32,340,621
Norwegian Cruise Line Holdings Ltd. *	1,102,996	16,379,491
Penn Entertainment, Inc. *	406,161	10,170,271
Planet Fitness, Inc., Class A *	218,193	13,951,260
Royal Caribbean Cruises Ltd. *	574,332	46,503,662
Service Corp. International	402,346	25,593,229
Texas Roadhouse, Inc.	174,906	18,872,357
The Wendy's Co.	445,539	9,806,313
Vail Resorts, Inc.	105,436	25,642,035
Wingstop, Inc.	78,309	15,611,682
Wyndham Hotels & Resorts, Inc.	231,091	15,771,961
Wynn Resorts Ltd.	269,748	26,624,128
		449,152,122

Consumer Staples Distribution & Retail 1.1%
Albertsons Cos., Inc., Class A	420,100	8,553,236
BJ's Wholesale Club Holdings, Inc. *	351,442	22,017,841
Casey's General Stores, Inc.	97,407	21,979,890
Performance Food Group Co. *	408,198	22,569,268
US Foods Holding Corp. *	574,394	22,849,393
		97,969,628

Energy 3.7%
Antero Midstream Corp.	875,894	8,942,878
Antero Resources Corp. *	722,458	14,745,368
APA Corp.	840,648	26,715,793
Chesapeake Energy Corp.	280,150	21,081,287
Chord Energy Corp.	108,873	15,573,194
EQT Corp.	959,939	33,377,079
HF Sinclair Corp.	351,880	14,581,907
Marathon Oil Corp.	1,660,860	36,804,658
Matador Resources Co.	293,745	12,915,968
New Fortress Energy, Inc.	125,357	3,293,128
NOV, Inc.	1,027,451	14,456,236
Ovintiv, Inc.	642,368	21,243,110
PDC Energy, Inc.	241,117	16,545,448
Range Resources Corp.	632,247	17,304,600
Southwestern Energy Co. *	2,888,115	13,776,309
Targa Resources Corp.	592,042	40,288,458
Texas Pacific Land Corp.	16,130	21,028,681
Vitesse Energy, Inc.	55,900	1,290,731
		333,964,833

Equity Real Estate Investment Trusts (REITs) 7.4%
Agree Realty Corp.	231,836	14,951,104
American Homes 4 Rent, Class A	802,592	27,512,854
Americold Realty Trust, Inc.	704,211	20,633,382
Apartment Income REIT Corp.	389,287	13,504,366
Brixmor Property Group, Inc.	784,254	15,708,608
Camden Property Trust	288,015	30,088,927
Cousins Properties, Inc.	396,761	7,903,479
CubeSmart	587,209	26,095,568
Douglas Emmett, Inc.	459,386	5,328,878

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
EastGroup Properties, Inc.	113,974	18,761,260
Equity LifeStyle Properties, Inc.	457,497	28,900,085
Federal Realty Investment Trust	191,648	16,903,354
First Industrial Realty Trust, Inc.	345,821	17,975,776
Gaming & Leisure Properties, Inc.	673,461	32,420,413
Healthcare Realty Trust, Inc.	994,783	18,512,912
Host Hotels & Resorts, Inc.	1,870,539	31,050,947
Iron Mountain, Inc.	760,625	40,632,587
Kilroy Realty Corp.	275,865	7,486,976
Kimco Realty Corp.	1,617,429	29,728,345
Lamar Advertising Co., Class A	228,117	20,503,156
Life Storage, Inc.	222,348	28,324,912
Medical Properties Trust, Inc. (a)	1,568,010	12,936,082
NNN REIT, Inc.	474,337	20,178,296
Omega Healthcare Investors, Inc.	613,182	18,278,955
Rayonier, Inc.	385,060	11,289,959
Regency Centers Corp.	402,640	22,656,553
Rexford Industrial Realty, Inc.	494,483	26,919,654
Spirit Realty Capital, Inc.	365,592	14,280,024
STAG Industrial, Inc.	468,705	16,310,934
UDR, Inc.	808,806	32,085,334
Vornado Realty Trust	420,898	5,707,377
WP Carey, Inc.	551,056	38,221,244
		671,792,301

Financial Services 7.1%
Affiliated Managers Group, Inc.	98,593	13,713,300
Affirm Holdings, Inc. *	556,129	8,264,077
AGNC Investment Corp.	1,503,940	13,821,209
Ally Financial, Inc.	782,462	20,868,262
Annaly Capital Management, Inc.	1,224,311	23,114,992
Ares Management Corp., Class A	408,145	35,545,348
Blackstone Mortgage Trust, Inc., Class A	450,564	8,195,759
Cboe Global Markets, Inc.	277,532	36,750,787
Credit Acceptance Corp. *	15,792	7,038,179
Equitable Holdings, Inc.	900,718	22,103,620
Essent Group Ltd.	281,691	12,442,292
Euronet Worldwide, Inc. *	123,343	13,740,410
FactSet Research Systems, Inc.	100,079	38,519,406
Interactive Brokers Group, Inc., Class A	268,911	20,767,997
Invesco Ltd.	1,188,626	17,092,442
Jack Henry & Associates, Inc.	190,942	29,193,122
Janus Henderson Group plc	346,693	9,111,092
Jefferies Financial Group, Inc.	473,586	14,240,731
Lazard Ltd., Class A	295,028	8,464,353
LPL Financial Holdings, Inc.	207,339	40,385,490
MarketAxess Holdings, Inc.	98,461	26,821,761
MGIC Investment Corp.	768,316	11,616,938
Morningstar, Inc.	65,490	13,405,803
OneMain Holdings, Inc.	315,575	11,947,670
Rithm Capital Corp.	1,239,997	10,093,576
Robinhood Markets, Inc., Class A *	1,341,753	11,968,437
SEI Investments Co.	266,855	15,098,656
SoFi Technologies, Inc. *(a)	2,151,863	14,933,929
Starwood Property Trust, Inc.	809,024	14,198,371
Stifel Financial Corp.	275,733	15,322,483
TFS Financial Corp.	123,816	1,400,359
The Carlyle Group, Inc.	571,969	15,677,670
The Western Union Co.	977,814	11,137,301
Toast, Inc., Class A *	814,087	17,071,404
Tradeweb Markets, Inc., Class A	290,351	19,438,999
Voya Financial, Inc.	253,752	17,204,386
WEX, Inc. *	113,951	18,898,773
		639,609,384

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 3.1%
Bunge Ltd.	391,886	36,304,319
Campbell Soup Co.	524,588	26,517,923
Celsius Holdings, Inc. *	105,778	13,278,312
Darling Ingredients, Inc. *	419,077	26,561,100
Flowers Foods, Inc.	502,142	12,543,507
Ingredion, Inc.	171,932	17,984,087
Lamb Weston Holdings, Inc.	376,316	41,846,339
Lancaster Colony Corp.	51,896	10,201,716
Molson Coors Beverage Co., Class B	491,622	30,406,821
Pilgrim's Pride Corp. *	117,834	2,615,915
Post Holdings, Inc. *	140,207	11,911,987
Seaboard Corp.	671	2,549,418
The Boston Beer Co., Inc., Class A *	24,652	8,320,050
The J.M. Smucker Co.	278,923	40,887,323
		281,928,817

Health Care Equipment & Services 4.6%
Acadia Healthcare Co., Inc. *	238,079	16,815,520
agilon health, Inc. *	763,148	15,171,382
Amedisys, Inc. *	84,953	6,450,481
Chemed Corp.	38,914	20,771,126
DaVita, Inc. *	143,815	13,471,151
Dentsply Sirona, Inc.	561,762	20,290,843
Encompass Health Corp.	261,145	16,196,213
Envista Holdings Corp. *	427,126	13,621,048
Guardant Health, Inc. *	300,792	8,819,221
HealthEquity, Inc. *	221,391	12,132,227
Henry Schein, Inc. *	354,396	26,189,864
Inspire Medical Systems, Inc. *	75,986	22,225,145
Integra LifeSciences Holdings Corp. *	190,245	7,219,798
Lantheus Holdings, Inc. *	180,157	15,599,795
Masimo Corp. *	126,412	20,458,518
Novocure Ltd. *	236,249	16,965,041
Option Care Health, Inc. *	437,950	12,065,522
Penumbra, Inc. *	99,315	30,523,472
QuidelOrtho Corp. *	139,903	11,911,341
R1 RCM, Inc. *	359,982	5,849,708
Shockwave Medical, Inc. *	94,507	25,997,931
Teladoc Health, Inc. *	424,075	9,817,336
Teleflex, Inc.	122,656	28,793,496
Tenet Healthcare Corp. *	282,858	20,139,490
Universal Health Services, Inc., Class B	167,715	22,160,183
		419,655,852

Household & Personal Products 0.2%
Coty, Inc., Class A *	958,293	10,387,896
Olaplex Holdings, Inc. *	219,431	693,402
Reynolds Consumer Products, Inc.	142,593	3,912,752
		14,994,050

Insurance 4.2%
American Financial Group, Inc.	182,859	20,529,580
Assurant, Inc.	138,230	16,586,218
Axis Capital Holdings Ltd.	201,464	10,455,982
CNA Financial Corp.	70,354	2,593,248
Erie Indemnity Co., Class A	65,296	13,979,874
Everest Re Group Ltd.	112,185	38,145,144
F&G Annuities & Life, Inc.	48,493	1,002,835
Fidelity National Financial, Inc.	711,535	24,291,805
First American Financial Corp.	271,037	14,888,062
Globe Life, Inc.	236,522	24,404,340
Kinsale Capital Group, Inc.	56,742	17,191,691
Lincoln National Corp.	402,667	8,423,794
Loews Corp.	510,079	28,564,424

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Old Republic International Corp.	722,027	17,682,441
Primerica, Inc.	96,574	17,578,399
Reinsurance Group of America, Inc.	174,337	24,407,180
RenaissanceRe Holdings Ltd.	131,450	24,761,237
Selective Insurance Group, Inc.	157,933	15,276,859
The Hanover Insurance Group, Inc.	93,199	10,387,961
Unum Group	488,872	21,241,488
W.R. Berkley Corp.	532,715	29,661,571
		382,054,133

Materials 6.0%
Alcoa Corp.	462,430	14,668,279
AptarGroup, Inc.	170,769	19,209,805
Ashland, Inc.	130,728	11,096,193
Avery Dennison Corp.	211,833	34,132,651
Axalta Coating Systems Ltd. *	577,031	16,739,669
Berry Global Group, Inc.	318,390	18,215,092
Celanese Corp.	260,843	27,132,889
Cleveland-Cliffs, Inc. *	1,346,836	18,694,084
Crown Holdings, Inc.	313,744	23,916,705
Eagle Materials, Inc.	94,369	15,375,541
Eastman Chemical Co.	310,625	23,946,081
FMC Corp.	329,450	34,289,156
Graphic Packaging Holding Co.	802,760	19,185,964
Huntsman Corp.	472,640	11,225,200
MP Materials Corp. *	241,440	5,002,637
Olin Corp.	322,044	15,235,902
Packaging Corp. of America	242,003	30,015,632
Reliance Steel & Aluminum Co.	153,550	36,035,114
Royal Gold, Inc.	171,600	21,250,944
RPM International, Inc.	337,544	26,932,636
Sealed Air Corp.	378,432	14,323,651
Sonoco Products Co.	255,225	15,277,768
Steel Dynamics, Inc.	436,383	40,103,598
The Scotts Miracle-Gro Co.	106,748	6,746,474
United States Steel Corp.	593,128	12,408,238
Westlake Corp.	90,158	9,371,924
Westrock Co.	666,606	18,671,634
		539,203,461

Media & Entertainment 2.6%
AMC Entertainment Holdings, Inc., Class A (a)	1,353,373	6,090,178
Bumble, Inc., Class A *	243,689	3,728,442
Cable One, Inc.	12,624	7,723,742
DISH Network Corp., Class A *	657,057	4,224,876
Endeavor Group Holdings, Inc., Class A *	454,582	10,237,187
IAC, Inc. *	204,414	11,414,478
Liberty Media Corp. - Liberty Formula One, Class A *	62,677	3,958,053
Liberty Media Corp. - Liberty Formula One, Class C *	542,585	38,197,984
News Corp., Class A	999,575	18,302,218
News Corp., Class B	308,345	5,698,216
Nexstar Media Group, Inc., Class A	98,534	14,870,751
Pinterest, Inc., Class A *	1,554,751	37,220,739
Playtika Holding Corp. *	235,249	2,359,547
Roku, Inc. *	318,940	18,562,308
The Interpublic Group of Cos., Inc.	1,016,467	37,802,408
The New York Times Co., Class A	430,667	15,254,225
		235,645,352

Pharmaceuticals, Biotechnology & Life Sciences 5.9%
10X Genomics, Inc., Class A *	250,006	13,115,315
Alkermes plc *	429,781	12,433,564
Apellis Pharmaceuticals, Inc. *	245,756	21,098,153
SECURITY	NUMBER OF SHARES	VALUE ($)
Arrowhead Pharmaceuticals, Inc. *	283,269	9,747,286
Biohaven Ltd. *	166,717	2,919,215
BioMarin Pharmaceutical, Inc. *	486,239	42,273,619
Bio-Rad Laboratories, Inc., Class A *	56,315	21,025,205
Bio-Techne Corp.	411,249	33,636,056
Bruker Corp.	261,774	18,088,583
Charles River Laboratories International, Inc. *	133,079	25,734,817
CRISPR Therapeutics AG *	204,970	13,126,279
Elanco Animal Health, Inc. *	1,166,934	9,510,512
Exact Sciences Corp. *	464,740	37,913,489
Exelixis, Inc. *	848,164	16,352,602
Halozyme Therapeutics, Inc. *	353,880	11,476,328
Intellia Therapeutics, Inc. *	217,440	8,101,814
Ionis Pharmaceuticals, Inc. *	371,757	15,204,861
Jazz Pharmaceuticals plc *	164,608	21,096,161
Karuna Therapeutics, Inc. *	78,069	17,686,532
Mirati Therapeutics, Inc. *	135,387	5,030,981
Natera, Inc. *	284,626	13,408,731
Neurocrine Biosciences, Inc. *	252,504	22,606,683
Organon & Co.	665,391	12,901,932
Perrigo Co., plc	352,404	11,262,832
Repligen Corp. *	134,974	22,664,834
Sarepta Therapeutics, Inc. *	229,557	28,373,245
Sotera Health Co. *	258,690	3,644,942
Syneos Health, Inc. *	269,388	11,206,541
United Therapeutics Corp. *	119,163	24,993,248
Viatris, Inc.	3,171,078	29,015,364
		535,649,724

Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc. *	124,245	17,436,543
Opendoor Technologies, Inc. *	1,324,180	3,495,835
WeWork, Inc., Class A *	612,092	104,852
Zillow Group, Inc., Class A *	152,027	6,809,289
Zillow Group, Inc., Class C *	426,088	19,433,874
		47,280,393

Semiconductors & Semiconductor Equipment 3.0%
Allegro MicroSystems, Inc. *	170,124	6,690,977
Entegris, Inc.	389,895	41,036,449
First Solar, Inc. *	259,283	52,624,078
Lattice Semiconductor Corp. *	358,354	29,137,764
MKS Instruments, Inc.	149,701	14,567,404
Power Integrations, Inc.	149,069	12,879,561
Qorvo, Inc. *	261,075	25,392,154
Silicon Laboratories, Inc. *	83,424	11,735,254
SolarEdge Technologies, Inc. *	146,246	41,655,248
Synaptics, Inc. *	103,142	8,874,338
Universal Display Corp.	113,737	16,756,872
Wolfspeed, Inc. *	325,647	15,644,082
		276,994,181

Software & Services 5.5%
AppLovin Corp., Class A *	321,834	8,049,068
Aspen Technology, Inc. *	76,314	12,509,391
Bentley Systems, Inc., Class B	513,765	25,061,457
Bill Holdings, Inc. *	250,226	25,918,409
Black Knight, Inc. *	407,868	23,566,613
CCC Intelligent Solutions Holdings, Inc. *	275,400	3,012,876
Dolby Laboratories, Inc., Class A	157,086	12,964,308
Dropbox, Inc., Class A *	705,736	16,246,043
DXC Technology Co. *	595,940	14,916,378
Dynatrace, Inc. *	566,780	28,900,112
Elastic N.V. *	202,539	14,748,890
Fair Isaac Corp. *	65,797	51,826,323

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Five9, Inc. *	184,611	12,204,633
GoDaddy, Inc., Class A *	405,477	29,753,902
Guidewire Software, Inc. *	214,287	17,781,535
Informatica, Inc., Class A *	100,210	1,769,709
Manhattan Associates, Inc. *	163,417	29,647,112
New Relic, Inc. *	153,143	10,788,925
Nutanix, Inc., Class A *	602,111	17,834,528
Procore Technologies, Inc. *	180,641	10,923,361
PTC, Inc. *	278,368	37,412,659
Qualys, Inc. *	90,366	11,409,611
Smartsheet, Inc., Class A *	343,637	17,037,523
Thoughtworks Holding, Inc. *	172,513	1,421,507
Tyler Technologies, Inc. *	108,946	43,247,204
UiPath, Inc., Class A *	923,562	16,522,524
		495,474,601

Technology Hardware & Equipment 3.8%
Arrow Electronics, Inc. *	152,550	19,318,932
Ciena Corp. *	388,118	18,140,635
Cognex Corp.	452,112	24,848,076
Coherent Corp. *	363,860	13,448,266
Dell Technologies, Inc., Class C	633,590	28,391,168
F5, Inc. *	157,344	23,220,828
IPG Photonics Corp. *	84,032	9,283,015
Jabil, Inc.	348,518	31,199,331
Juniper Networks, Inc.	847,844	25,749,022
Littelfuse, Inc.	64,805	16,592,672
Lumentum Holdings, Inc. *	179,198	9,479,574
National Instruments Corp.	341,489	19,738,064
NetApp, Inc.	563,851	37,411,514
Pure Storage, Inc., Class A *	743,916	21,417,342
TD SYNNEX Corp.	109,692	9,804,271
Western Digital Corp. *	835,363	32,353,609
		340,396,319

Telecommunication Services 0.6%
Frontier Communications Parent, Inc. *	583,604	8,684,028
GCI Liberty, Inc. *(b)	215,071	38,833
Iridium Communications, Inc.	328,410	19,717,736
Liberty Global plc, Class A *	451,661	7,362,074
Liberty Global plc, Class C *	670,845	11,417,782
Lumen Technologies, Inc.	2,406,421	4,764,714
		51,985,167

Transportation 2.6%
Alaska Air Group, Inc. *	333,284	14,974,450
American Airlines Group, Inc. *	1,701,042	25,141,401
Avis Budget Group, Inc. *	65,151	10,931,686
C.H. Robinson Worldwide, Inc.	307,826	29,101,870
GXO Logistics, Inc. *	310,443	17,359,973
Hertz Global Holdings, Inc. *	421,147	6,603,585
Knight-Swift Transportation Holdings, Inc.	420,133	23,103,114
Landstar System, Inc.	94,047	16,493,963
Lyft, Inc., Class A *	841,056	7,586,325
RXO, Inc. *	304,155	6,347,715
Saia, Inc. *	69,266	19,682,627
U-Haul Holding Co.	25,642	1,353,128
United Airlines Holdings, Inc. *	855,377	40,600,469
XPO, Inc. *	301,023	14,127,009
		233,407,315

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 3.6%
Alliant Energy Corp.	656,595	33,788,379
Atmos Energy Corp.	374,359	43,156,105
Black Hills Corp.	170,196	10,373,446
Essential Utilities, Inc.	624,160	25,428,278
Hawaiian Electric Industries, Inc.	286,213	10,277,909
IDACORP, Inc.	132,374	13,776,162
National Fuel Gas Co.	240,290	12,233,164
NiSource, Inc.	1,062,102	28,559,923
NRG Energy, Inc.	603,045	20,376,891
OGE Energy Corp.	523,332	18,463,153
Pinnacle West Capital Corp.	295,834	22,862,052
Portland General Electric Co.	233,734	11,389,858
The AES Corp.	1,747,495	34,495,551
UGI Corp.	548,578	15,343,727
Vistra Corp.	978,050	23,443,858
		323,968,456
Total Common Stocks (Cost $8,495,944,276)		9,023,330,655

SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (c)	3,628,210	3,628,210
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (c)(d)	58,794,645	58,794,645
		62,422,855
Total Short-Term Investments (Cost $62,422,855)		62,422,855
Total Investments in Securities (Cost $8,558,367,131)		9,085,753,510

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 06/16/23	57	13,731,300	(241,817)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $55,887,410.
(b)	Fair valued using significant unobservable inputs (see Notes for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$8,971,345,488	$—	$—	$8,971,345,488
Telecommunication Services	51,946,334	—	38,833	51,985,167
Short-Term Investments[1]	62,422,855	—	—	62,422,855
Liabilities
Futures Contracts[2]	(241,817)	—	—	(241,817)
Total	$9,085,472,860	$—	$38,833	$9,085,511,693

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Small-Cap ETF

Portfolio Holdings as of May 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.4%
Adient plc *	401,522	13,527,276
American Axle & Manufacturing Holdings, Inc. *	483,424	3,263,112
Canoo, Inc. *(a)	1,278,240	710,701
Dana, Inc.	537,556	6,918,346
Dorman Products, Inc. *	118,865	9,752,873
Faraday Future Intelligent Electric, Inc. *	2,112,647	520,979
Fisker, Inc. *(a)	666,143	4,183,378
Fox Factory Holding Corp. *	177,891	15,818,068
Gentherm, Inc. *	139,686	7,677,143
Holley, Inc. *	216,499	640,837
LCI Industries	107,035	11,564,061
Lordstown Motors Corp., Class A	48,685	165,527
Luminar Technologies, Inc. *(a)	982,611	6,691,581
Mobileye Global, Inc., Class A *(a)	196,754	8,769,326
Modine Manufacturing Co. *	219,343	5,985,870
Patrick Industries, Inc.	90,701	5,943,636
QuantumScape Corp. *	1,171,391	7,602,328
Solid Power, Inc. *	453,325	992,782
Standard Motor Products, Inc.	78,738	2,781,026
Stoneridge, Inc. *	115,749	1,893,654
The Goodyear Tire & Rubber Co. *	1,190,607	16,347,034
Thor Industries, Inc.	225,323	17,636,031
Visteon Corp. *	118,458	15,823,620
Winnebago Industries, Inc.	128,298	7,138,501
Workhorse Group, Inc. *	695,415	584,635
XPEL, Inc. *	82,540	5,684,530
		178,616,855

Banks 6.3%
1st Source Corp.	71,933	2,958,604
Ameris Bancorp	274,426	8,660,885
Arrow Financial Corp.	69,650	1,270,416
Associated Banc-Corp.	632,906	9,373,338
Atlantic Union Bankshares Corp.	314,424	8,036,677
Axos Financial, Inc. *	224,744	8,499,818
Banc of California, Inc.	231,672	2,476,574
BancFirst Corp.	73,369	6,204,816
Bank of Hawaii Corp.	167,577	6,560,640
Bank of Marin Bancorp	60,146	972,561
Bank OZK	463,664	16,033,501
BankUnited, Inc.	318,621	6,028,309
Banner Corp.	143,727	6,219,067
Berkshire Hills Bancorp, Inc.	186,454	3,812,984
Brookline Bancorp, Inc.	369,807	3,039,814
Byline Bancorp, Inc.	94,538	1,675,213
Cadence Bank	768,224	13,797,303
Camden National Corp.	61,726	1,821,534
Capitol Federal Financial, Inc.	531,993	3,181,318
SECURITY	NUMBER OF SHARES	VALUE ($)
Cathay General Bancorp	306,393	8,958,931
Central Pacific Financial Corp.	114,196	1,668,404
Citizens Financial Services, Inc.	15,893	1,193,882
City Holding Co.	62,590	5,394,632
Columbia Banking System, Inc.	875,498	17,536,225
Columbia Financial, Inc. *	137,979	2,228,361
Community Bank System, Inc.	226,190	11,182,834
Community Trust Bancorp, Inc.	63,896	2,153,295
ConnectOne Bancorp, Inc.	148,123	2,011,510
CrossFirst Bankshares, Inc. *	177,406	1,710,194
Customers Bancorp, Inc. *	128,369	2,955,054
CVB Financial Corp.	552,786	6,638,960
Dime Community Bancshares, Inc.	135,641	2,197,384
Eagle Bancorp, Inc.	131,722	2,625,220
Eastern Bankshares, Inc.	675,085	7,324,672
Enterprise Financial Services Corp.	157,096	6,381,240
F.N.B. Corp.	1,516,653	16,668,017
FB Financial Corp.	147,320	3,927,551
Financial Institutions, Inc.	65,268	1,025,360
First BanCorp	768,243	8,573,592
First Bancorp/Southern Pines NC	171,374	5,158,357
First Busey Corp.	216,009	4,039,368
First Commonwealth Financial Corp.	432,875	5,475,869
First Community Bankshares, Inc.	60,358	1,609,144
First Financial Bancorp	399,501	7,574,539
First Financial Bankshares, Inc.	546,482	14,153,884
First Financial Corp.	46,175	1,497,917
First Foundation, Inc.	212,638	825,035
First Hawaiian, Inc.	536,104	8,840,355
First Interstate BancSystem, Inc., Class A	373,687	8,239,798
First Merchants Corp.	249,363	6,595,651
First Mid Bancshares, Inc.	73,437	1,761,754
Flushing Financial Corp.	116,818	1,360,930
Fulton Financial Corp.	706,073	7,879,775
German American Bancorp, Inc.	116,605	3,218,298
Glacier Bancorp, Inc.	466,529	13,445,366
Great Southern Bancorp, Inc.	38,541	1,874,249
Hancock Whitney Corp.	360,458	13,167,531
Hanmi Financial Corp.	127,875	1,841,400
HarborOne Bancorp, Inc.	179,651	1,473,138
Heartland Financial USA, Inc.	159,319	4,395,611
Heritage Commerce Corp.	255,742	1,861,802
Heritage Financial Corp.	146,935	2,402,387
Hilltop Holdings, Inc.	193,122	5,700,961
Home BancShares, Inc.	796,119	17,092,675
HomeStreet, Inc.	74,371	389,704
Hope Bancorp, Inc.	503,376	4,037,076
Horizon Bancorp, Inc.	164,114	1,458,973
Independent Bank Corp.	192,155	8,481,722
Independent Bank Group, Inc.	148,855	4,967,291
International Bancshares Corp.	222,311	9,497,126
Kearny Financial Corp.	285,114	1,947,329
Lakeland Bancorp, Inc.	273,207	3,554,423
Lakeland Financial Corp.	106,495	5,349,244
LINKBANCORP, Inc.	48,732	238,787

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Live Oak Bancshares, Inc.	139,468	3,018,088
Luther Burbank Corp.	42,099	362,051
Mercantile Bank Corp.	61,311	1,595,925
Metrocity Bankshares, Inc.	75,435	1,239,397
Midland States Bancorp, Inc.	93,736	1,812,854
National Bank Holdings Corp., Class A	158,124	4,732,651
NBT Bancorp, Inc.	180,069	6,041,315
New York Community Bancorp, Inc. (a)	3,030,589	31,154,455
Nicolet Bankshares, Inc.	56,086	3,481,258
Northfield Bancorp, Inc.	176,636	1,806,986
Northwest Bancshares, Inc.	534,816	5,620,916
OceanFirst Financial Corp.	248,638	3,530,660
OFG Bancorp	199,844	4,848,215
Old National Bancorp	1,232,722	15,310,407
Origin Bancorp, Inc.	122,764	3,492,636
Pacific Premier Bancorp, Inc.	400,312	7,537,875
PacWest Bancorp	496,405	3,201,812
Park National Corp.	61,035	6,027,206
Pathward Financial, Inc.	115,818	5,089,043
Peapack-Gladstone Financial Corp.	67,018	1,768,605
Peoples Bancorp, Inc.	132,205	3,393,702
Pinnacle Financial Partners, Inc.	321,883	15,659,608
Popular, Inc.	302,286	17,284,714
Preferred Bank	55,867	2,576,586
Premier Financial Corp.	148,968	2,076,614
Prosperity Bancshares, Inc.	384,129	21,964,496
Provident Financial Services, Inc.	317,661	5,044,457
QCR Holdings, Inc.	70,555	2,710,723
Renasant Corp.	235,387	6,148,308
Republic Bancorp, Inc., Class A	37,887	1,596,558
S&T Bancorp, Inc.	164,034	4,399,392
Sandy Spring Bancorp, Inc.	188,020	3,937,139
Seacoast Banking Corp. of Florida	352,290	7,285,357
ServisFirst Bancshares, Inc.	205,877	8,296,843
Simmons First National Corp., Class A	534,622	8,698,300
Southside Bancshares, Inc.	125,937	3,337,331
SouthState Corp.	318,478	19,911,245
Stellar Bancorp, Inc.	189,878	4,416,562
Stock Yards Bancorp, Inc.	122,965	5,152,234
Synovus Financial Corp.	612,237	16,585,500
Texas Capital Bancshares, Inc. *	203,016	9,602,657
The Bancorp, Inc. *	234,120	7,224,943
The First Bancshares, Inc.	116,801	3,041,498
The First of Long Island Corp.	89,376	912,529
Tompkins Financial Corp.	52,767	2,759,714
Towne Bank	286,270	6,652,915
TriCo Bancshares	140,255	4,566,703
Triumph Financial, Inc. *	95,220	4,943,822
TrustCo Bank Corp.	80,373	2,220,706
Trustmark Corp.	256,411	5,353,862
UMB Financial Corp.	182,979	10,363,931
United Bankshares, Inc.	564,862	16,618,240
United Community Banks, Inc.	483,687	10,936,163
Univest Financial Corp.	123,796	2,194,903
Valley National Bancorp	1,768,425	13,050,977
Veritex Holdings, Inc.	228,014	3,937,802
Washington Federal, Inc.	275,652	7,169,709
Washington Trust Bancorp, Inc.	72,143	1,836,761
WesBanco, Inc.	248,732	6,004,391
Westamerica BanCorp	113,265	4,284,815
Wintrust Financial Corp.	255,662	16,252,433
WSFS Financial Corp.	259,428	8,675,272
		825,138,929

SECURITY	NUMBER OF SHARES	VALUE ($)
Capital Goods 11.9%
374Water, Inc. *	241,710	626,029
3D Systems Corp. *	551,592	4,523,054
AAON, Inc.	176,869	15,318,624
AAR Corp. *	137,920	6,911,171
Aerojet Rocketdyne Holdings, Inc. *	318,817	17,369,150
AeroVironment, Inc. *	105,902	9,892,306
Air Lease Corp.	433,934	16,498,171
Alamo Group, Inc.	43,242	7,198,063
Albany International Corp., Class A	130,913	11,117,132
Allison Transmission Holdings, Inc.	389,036	18,401,403
Ameresco, Inc., Class A *	142,804	6,151,996
American Woodmark Corp. *	70,115	4,171,843
Amprius Technologies, Inc. *	52,097	396,458
API Group Corp. *	846,679	19,134,945
Apogee Enterprises, Inc.	93,784	3,461,567
Applied Industrial Technologies, Inc.	162,451	19,974,975
Archer Aviation, Inc., Class A *	601,530	1,792,559
Arcosa, Inc.	203,617	13,369,492
Argan, Inc.	57,332	2,319,079
Armstrong World Industries, Inc.	192,301	12,007,274
Array Technologies, Inc. *	589,091	13,060,147
Astec Industries, Inc.	95,757	3,529,603
Astra Space, Inc. *	595,945	214,481
Atkore, Inc. *	166,225	19,410,093
AZZ, Inc.	104,588	3,651,167
Babcock & Wilcox Enterprises, Inc. *	311,054	1,493,059
Barnes Group, Inc.	213,113	8,385,997
Beacon Roofing Supply, Inc. *	213,599	13,657,520
Berkshire Grey, Inc. *	207,031	287,773
Blink Charging Co. *(a)	202,872	1,365,329
Bloom Energy Corp., Class A *	756,617	10,380,785
Boise Cascade Co.	165,977	11,920,468
BWX Technologies, Inc.	383,860	23,154,435
ChargePoint Holdings, Inc. *(a)	1,107,743	10,711,875
Chart Industries, Inc. *	179,133	19,656,264
CIRCOR International, Inc. *	85,964	2,491,237
Columbus McKinnon Corp.	120,435	4,393,469
Comfort Systems USA, Inc.	150,500	22,270,990
Construction Partners, Inc., Class A *	174,343	4,824,071
Core & Main, Inc., Class A *	312,423	8,354,191
Crane Co.	200,818	14,591,436
Crane NXT Co.	200,660	10,560,736
CSW Industrials, Inc.	65,152	9,233,341
Curtiss-Wright Corp.	161,192	25,478,008
Custom Truck One Source, Inc. *	259,284	1,669,789
Desktop Metal, Inc., Class A *	994,335	1,849,463
Douglas Dynamics, Inc.	96,492	2,726,864
Dragonfly Energy Holdings Corp. *	31,587	83,390
DXP Enterprises, Inc. *	66,152	2,114,879
Dycom Industries, Inc. *	124,411	12,619,008
EMCOR Group, Inc.	200,497	33,049,925
Encore Wire Corp.	77,265	12,645,963
Energy Recovery, Inc. *	235,204	5,600,207
Energy Vault Holdings, Inc. *	286,309	601,249
Enerpac Tool Group Corp.	239,521	6,088,624
EnerSys	171,895	16,720,227
Enovix Corp. *	462,599	6,138,689
EnPro Industries, Inc.	87,488	8,843,287
Esab Corp.	217,450	12,768,664
ESCO Technologies, Inc.	108,653	9,778,770
ESS Tech, Inc. *(a)	228,610	262,902
Federal Signal Corp.	255,229	13,524,585
Flowserve Corp.	550,069	17,904,746
Fluence Energy, Inc. *	156,302	3,876,290
Fluor Corp. *	598,094	15,885,377
Franklin Electric Co., Inc.	163,813	14,900,430
FTAI Aviation Ltd., Class A	419,529	11,767,788

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
FTC Solar, Inc. *	146,393	404,045
FuelCell Energy, Inc. *	1,707,476	3,619,849
Gates Industrial Corp. plc *	527,649	6,184,046
GATX Corp.	148,135	17,614,733
Gibraltar Industries, Inc. *	130,256	6,812,389
Global Industrial Co.	68,356	1,700,697
GMS, Inc. *	175,278	11,100,356
GrafTech International Ltd.	812,203	3,484,351
Granite Construction, Inc.	184,374	6,672,495
Great Lakes Dredge & Dock Corp. *	277,483	1,759,242
Griffon Corp.	199,952	6,302,487
H&E Equipment Services, Inc.	141,767	5,097,941
Hayward Holdings, Inc. *	578,985	6,287,777
Heliogen, Inc. *	417,156	102,287
Helios Technologies, Inc.	136,937	6,771,535
Herc Holdings, Inc.	104,694	10,618,065
Hexcel Corp.	354,728	24,472,685
Hillenbrand, Inc.	292,118	14,012,900
Hillman Solutions Corp. *	710,489	5,754,961
Hyliion Holdings Corp. *	530,442	869,925
Hyster-Yale Materials Handling, Inc.	42,954	2,008,529
Hyzon Motors, Inc. *	359,292	197,611
IES Holdings, Inc. *	35,388	1,678,099
Insteel Industries, Inc.	81,565	2,441,240
ITT, Inc.	348,003	26,503,908
Janus International Group, Inc. *	332,996	2,940,355
JELD-WEN Holding, Inc. *	355,078	4,647,971
John Bean Technologies Corp.	134,116	14,298,107
Kadant, Inc.	49,043	9,304,438
Kaman Corp.	117,665	2,445,079
Kennametal, Inc.	339,183	8,452,440
Kratos Defense & Security Solutions, Inc. *	530,280	6,967,879
Lindsay Corp.	46,322	5,456,732
Markforged Holding Corp. *	395,078	351,619
Masonite International Corp. *	93,610	8,244,233
MasTec, Inc. *	249,361	25,275,231
McGrath RentCorp	102,700	9,120,787
MDU Resources Group, Inc.	855,517	24,963,986
Mercury Systems, Inc. *	244,668	9,931,074
Microvast Holdings, Inc. *	813,170	1,008,331
Moog, Inc., Class A	120,861	11,748,898
MRC Global, Inc. *	352,519	3,063,390
MSC Industrial Direct Co., Inc., Class A	199,099	17,902,982
Mueller Industries, Inc.	239,272	17,768,339
Mueller Water Products, Inc., Class A	658,352	9,019,422
MYR Group, Inc. *	69,867	8,908,042
National Presto Industries, Inc.	21,362	1,592,323
Nauticus Robotics, Inc. *	47,125	91,894
NEXTracker, Inc., Class A *	112,921	4,319,228
Nikola Corp. *(a)	1,516,379	946,221
NOW, Inc. *	464,461	4,129,058
Nuburu, Inc. *	24,910	17,499
nVent Electric plc	700,964	30,407,818
Nxu, Inc.	47,716	23,381
Omega Flex, Inc.	12,820	1,335,459
Oshkosh Corp.	275,207	20,318,533
Parsons Corp. *	139,462	6,232,557
PGT Innovations, Inc. *	252,234	6,273,060
Primoris Services Corp.	223,228	5,982,510
Proterra, Inc. *	811,967	868,805
Proto Labs, Inc. *	114,348	3,517,344
Quanex Building Products Corp.	140,239	2,946,421
RBC Bearings, Inc. *	122,147	24,220,529
Resideo Technologies, Inc. *	613,718	9,837,900
REV Group, Inc.	132,393	1,342,465
Rocket Lab USA, Inc. *	915,241	4,191,804
Rush Enterprises, Inc., Class A	178,188	9,313,887
SECURITY	NUMBER OF SHARES	VALUE ($)
Rush Enterprises, Inc., Class B	31,029	1,805,578
Sarcos Technology & Robotics Corp. *	325,005	126,784
SES AI Corp. *	605,332	914,051
Shoals Technologies Group, Inc., Class A *	675,141	15,859,062
Simpson Manufacturing Co., Inc.	179,231	21,183,312
SiteOne Landscape Supply, Inc. *	189,839	26,176,900
Spirit AeroSystems Holdings, Inc., Class A	443,136	11,782,986
SPX Technologies, Inc. *	190,230	14,525,963
Standex International Corp.	50,278	6,847,361
Stem, Inc. *(a)	612,637	3,381,756
SunPower Corp. *	359,837	3,814,272
Sunrun, Inc. *	897,270	15,827,843
Tecnoglass, Inc.	84,031	3,209,984
Tennant Co.	78,148	5,712,619
Terex Corp.	284,101	13,173,763
Terran Orbital Corp. *(a)	249,932	292,420
The AZEK Co., Inc. *	508,921	11,832,413
The Gorman-Rupp Co.	94,998	2,273,302
The Greenbrier Cos., Inc.	137,497	3,735,793
The Manitowoc Co., Inc. *	148,587	2,132,223
The Shyft Group, Inc.	135,958	3,196,373
The Timken Co.	278,572	19,931,827
Thermon Group Holdings, Inc. *	141,315	3,241,766
Titan International, Inc. *	214,903	2,125,391
Titan Machinery, Inc. *	84,731	2,139,458
TPI Composites, Inc. *	175,896	1,875,051
Trinity Industries, Inc.	342,987	7,254,175
Triton International Ltd.	247,453	20,449,516
Triumph Group, Inc. *	274,314	3,069,574
Tutor Perini Corp. *	175,217	946,172
UFP Industries, Inc.	259,319	20,252,814
Univar Solutions, Inc. *	686,614	24,457,191
V2X, Inc. *	46,001	1,897,541
Valmont Industries, Inc.	89,770	23,543,978
Velo3D, Inc. *	260,001	501,802
Veritiv Corp.	56,714	5,988,431
Vertiv Holdings Co.	1,270,392	24,518,566
Vicor Corp. *	93,519	5,176,277
View, Inc. *	394,798	61,549
Virgin Galactic Holdings, Inc. *(a)	1,006,972	3,484,123
Wabash National Corp.	200,379	4,698,888
Watts Water Technologies, Inc., Class A	114,937	18,211,768
WESCO International, Inc.	188,314	25,870,577
Xometry, Inc., Class A *	124,905	2,285,762
Zurn Elkay Water Solutions Corp., Class C	610,478	13,741,860
		1,560,861,881

Commercial & Professional Services 4.5%
ABM Industries, Inc.	278,076	12,279,836
ACCO Brands Corp.	395,196	1,912,749
Alight, Inc., Class A *	1,324,946	11,209,043
ASGN, Inc. *	210,024	13,741,870
Aurora Innovation, Inc. *	1,559,342	2,198,672
Barrett Business Services, Inc.	29,239	2,456,076
BlackSky Technology, Inc. *	293,745	402,431
Brady Corp., Class A	194,490	9,273,283
BrightView Holdings, Inc. *	161,342	1,064,857
CACI International, Inc., Class A *	98,906	29,594,653
Casella Waste Systems, Inc., Class A *	213,315	19,232,480
CBIZ, Inc. *	211,210	10,649,208
Cimpress plc *	82,822	3,957,235

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Clean Harbors, Inc. *	211,608	29,709,763
Conduent, Inc. *	697,084	2,112,165
CoreCivic, Inc. *	483,934	4,171,511
CSG Systems International, Inc.	126,442	6,066,687
Deluxe Corp.	181,916	2,768,762
Driven Brands Holdings, Inc. *	232,024	5,761,156
Ennis, Inc.	108,429	2,100,270
ExlService Holdings, Inc. *	139,154	21,003,905
Exponent, Inc.	213,129	19,462,940
First Advantage Corp. *	243,450	3,289,010
FiscalNote Holdings, Inc. *(a)	307,248	654,438
Forrester Research, Inc. *	46,901	1,346,059
Franklin Covey Co. *	51,151	1,888,495
FTI Consulting, Inc. *	144,866	27,236,257
Harsco Corp. *	335,634	2,839,464
Healthcare Services Group, Inc.	311,773	4,212,053
Heidrick & Struggles International, Inc.	83,499	2,024,851
Heritage-Crystal Clean, Inc. *	66,901	2,218,437
HireRight Holdings Corp. *	80,945	828,067
HNI Corp.	193,825	4,942,538
Huron Consulting Group, Inc. *	83,958	6,824,106
ICF International, Inc.	71,387	7,994,630
Insperity, Inc.	149,703	16,575,116
Interface, Inc.	244,458	1,694,094
KBR, Inc.	577,302	34,072,364
Kelly Services, Inc., Class A	146,097	2,553,776
Kforce, Inc.	82,101	4,728,197
Korn Ferry	221,830	10,426,010
LegalZoom.com, Inc. *	397,504	4,448,070
Liquidity Services, Inc. *	101,784	1,539,992
ManpowerGroup, Inc.	212,761	14,929,439
Matthews International Corp., Class A	127,745	4,918,183
Maximus, Inc.	255,720	20,703,091
MillerKnoll, Inc.	318,538	4,316,190
Montrose Environmental Group, Inc. *	115,135	4,040,087
MSA Safety, Inc.	155,037	21,326,890
NV5 Global, Inc. *	52,283	4,737,886
OPENLANE, Inc. *	458,563	6,887,616
Paycor HCM, Inc. *	200,959	4,419,088
Pitney Bowes, Inc.	684,885	2,273,818
Planet Labs PBC *	810,742	3,721,306
Resources Connection, Inc.	134,859	2,060,646
Science Applications International Corp.	229,822	22,368,575
SP Plus Corp. *	85,130	3,099,583
Steelcase, Inc., Class A	388,486	2,521,274
Stericycle, Inc. *	387,914	16,350,575
Sterling Check Corp. *	97,825	1,323,572
Tetra Tech, Inc.	223,971	30,789,293
The Brink's Co.	195,644	13,016,195
The GEO Group, Inc. *	521,721	3,892,039
TriNet Group, Inc. *	154,554	13,735,214
TrueBlue, Inc. *	137,556	2,275,176
TTEC Holdings, Inc.	79,685	2,527,608
UniFirst Corp.	63,579	10,879,003
Upwork, Inc. *	502,624	4,121,517
Verra Mobility Corp. *	587,086	10,350,326
Viad Corp. *	87,081	2,022,021
VSE Corp.	44,074	2,072,800
		589,144,587

Consumer Discretionary Distribution & Retail 3.1%
1-800-Flowers.com, Inc., Class A *	118,353	961,026
Abercrombie & Fitch Co., Class A *	206,601	6,410,829
Academy Sports & Outdoors, Inc.	328,925	16,104,168
SECURITY	NUMBER OF SHARES	VALUE ($)
American Eagle Outfitters, Inc.	733,908	7,463,844
America's Car-Mart, Inc. *	24,412	1,990,310
Arko Corp.	308,671	2,237,865
Asbury Automotive Group, Inc. *	93,156	19,479,851
AutoNation, Inc. *	143,952	18,846,196
BARK, Inc. *	450,034	468,035
Big Lots, Inc. (a)	121,298	608,916
Boot Barn Holdings, Inc. *	125,385	8,478,534
Caleres, Inc.	149,966	2,588,413
Camping World Holdings, Inc., Class A	168,183	4,532,532
CarParts.com, Inc. *	210,783	878,965
Chewy, Inc., Class A *	391,916	11,557,603
Chico's FAS, Inc. *	527,100	2,393,034
ContextLogic, Inc., Class A *(a)	77,772	545,182
Designer Brands, Inc., Class A	213,696	1,339,874
Dick's Sporting Goods, Inc.	251,857	32,114,286
Dillard's, Inc., Class A	14,407	3,966,391
Foot Locker, Inc.	333,982	8,456,424
Franchise Group, Inc.	112,231	3,265,922
Genesco, Inc. *	50,050	902,402
Group 1 Automotive, Inc.	61,369	13,716,585
Groupon, Inc. *(a)	91,722	495,299
GrowGeneration Corp. *	259,280	959,336
Guess?, Inc.	127,671	2,452,560
Haverty Furniture Cos., Inc.	56,798	1,498,899
Hibbett, Inc.	53,510	1,927,430
Kohl's Corp.	464,892	8,516,821
Lands' End, Inc. *	55,493	347,941
Leslie's, Inc. *	625,052	5,925,493
Lithia Motors, Inc.	115,064	26,842,130
LL Flooring Holdings, Inc. *	120,767	543,452
Macy's, Inc.	1,140,906	15,504,913
MarineMax, Inc. *	91,674	2,600,791
Monro, Inc.	131,948	5,458,689
Murphy USA, Inc.	84,215	23,278,710
National Vision Holdings, Inc. *	331,763	8,377,016
Nordstrom, Inc. (a)	471,321	7,211,211
Ollie's Bargain Outlet Holdings, Inc. *	243,668	13,430,980
Overstock.com, Inc. *	191,781	3,592,058
Petco Health & Wellness Co., Inc. *	337,093	2,575,391
PetMed Express, Inc.	88,664	1,314,887
Qurate Retail, Inc., Class A *	1,471,673	1,221,636
Rent the Runway, Inc., Class A *	186,702	375,271
Revolve Group, Inc. *	172,039	2,618,434
Sally Beauty Holdings, Inc. *	452,018	5,089,723
Shoe Carnival, Inc.	70,368	1,377,102
Signet Jewelers Ltd.	191,285	12,144,685
Sleep Number Corp. *	92,136	1,671,347
Sonic Automotive, Inc., Class A	70,389	2,916,920
Sportsman's Warehouse Holdings, Inc. *	157,290	712,524
Stitch Fix, Inc., Class A *	312,358	1,121,365
The Aaron's Co., Inc.	129,598	1,586,280
The Buckle, Inc.	124,188	3,813,813
The Children's Place, Inc. *	51,105	768,108
The Container Store Group, Inc. *	139,134	342,270
The Gap, Inc.	891,173	7,147,207
The ODP Corp. *	169,396	6,786,004
Torrid Holdings, Inc. *	41,194	93,922
Upbound Group, Inc.	211,194	6,316,813
Urban Outfitters, Inc. *	251,932	7,764,544
Valvoline, Inc.	723,739	27,863,951
Victoria's Secret & Co. *	340,356	6,950,070
Warby Parker, Inc., Class A *	262,440	2,889,464
Winmark Corp.	11,731	3,824,189
Zumiez, Inc. *	65,574	1,053,774
		408,610,610

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 4.1%
Acushnet Holdings Corp.	135,746	6,075,991
AMMO, Inc. *	374,796	659,641
Beazer Homes USA, Inc. *	124,197	2,517,473
Brunswick Corp.	305,137	23,037,843
Capri Holdings Ltd. *	528,995	18,567,724
Carter's, Inc.	160,455	9,975,487
Cavco Industries, Inc. *	34,026	8,471,793
Century Communities, Inc.	119,173	7,582,978
Columbia Sportswear Co.	148,970	10,998,455
Crocs, Inc. *	259,861	29,177,193
Dream Finders Homes, Inc., Class A *	89,141	1,652,674
Ethan Allen Interiors, Inc.	96,083	2,404,957
Fossil Group, Inc. *	199,933	405,864
Funko, Inc., Class A *	143,015	1,744,783
G-III Apparel Group Ltd. *	180,508	2,902,569
GoPro, Inc., Class A *	541,004	2,272,217
Green Brick Partners, Inc. *	114,263	5,469,770
Hanesbrands, Inc.	1,472,648	6,052,583
Helen of Troy Ltd. *	100,993	9,723,606
Installed Building Products, Inc.	98,720	10,320,189
iRobot Corp. *	114,570	4,061,507
Johnson Outdoors, Inc., Class A	23,192	1,316,378
KB Home	343,642	14,890,008
Kontoor Brands, Inc.	208,032	8,146,533
Latham Group, Inc. *	180,961	651,460
La-Z-Boy, Inc.	181,412	4,847,329
Levi Strauss & Co., Class A	405,293	5,362,026
LGI Homes, Inc. *	86,286	9,816,758
M.D.C. Holdings, Inc.	244,449	9,846,406
M/I Homes, Inc. *	115,262	8,145,566
Malibu Boats, Inc., Class A *	86,244	4,523,498
Mattel, Inc. *	1,491,743	25,971,246
Meritage Homes Corp.	153,809	17,738,792
Movado Group, Inc.	66,530	1,693,189
Oxford Industries, Inc.	62,467	6,242,952
Peloton Interactive, Inc., Class A *	1,377,664	10,029,394
Purple Innovation, Inc.	265,917	920,073
PVH Corp.	266,724	22,943,598
Ralph Lauren Corp.	172,937	18,384,932
Skechers U.S.A., Inc., Class A *	564,805	29,014,033
Skyline Champion Corp. *	223,331	12,982,231
Smith & Wesson Brands, Inc.	192,491	2,257,919
Snap One Holdings Corp. *	74,691	659,522
Solo Brands, Inc., Class A *	92,085	379,390
Sonos, Inc. *	536,251	7,791,727
Steven Madden Ltd.	308,191	9,618,641
Sturm Ruger & Co., Inc.	74,502	3,841,323
Taylor Morrison Home Corp. *	455,655	19,333,442
Tempur Sealy International, Inc.	717,062	25,556,090
TopBuild Corp. *	134,544	27,132,143
Topgolf Callaway Brands Corp. *	583,730	9,964,271
Traeger, Inc. *	246,243	908,637
Tri Pointe Homes, Inc. *	424,524	12,400,346
Tupperware Brands Corp. *(a)	159,218	141,720
Under Armour, Inc., Class A *	794,815	5,730,616
Under Armour, Inc., Class C *	795,079	5,231,620
Universal Electronics, Inc. *	52,143	420,794
Vista Outdoor, Inc. *	237,749	6,331,256
Vizio Holding Corp., Class A *	237,404	1,550,248
Wolverine World Wide, Inc.	330,911	4,427,589
YETI Holdings, Inc. *	363,091	13,278,238
		534,497,231

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Services 4.4%
2U, Inc. *	329,698	1,318,792
Accel Entertainment, Inc. *	227,967	2,126,932
Adtalem Global Education, Inc. *	191,387	7,942,560
Bally's Corp. *	114,409	1,554,818
BJ's Restaurants, Inc. *	98,823	2,942,949
Bloomin' Brands, Inc.	369,750	8,833,327
Bowlero Corp. *	143,481	1,644,292
Boyd Gaming Corp.	333,789	21,272,373
Bright Horizons Family Solutions, Inc. *	243,090	20,808,504
Brinker International, Inc. *	185,178	6,773,811
Carriage Services, Inc.	55,226	1,444,712
Chegg, Inc. *	531,066	4,768,973
Choice Hotels International, Inc.	116,675	13,241,446
Churchill Downs, Inc.	277,007	37,623,091
Chuy's Holdings, Inc. *	75,434	2,778,989
Coursera, Inc. *	358,133	4,533,964
Cracker Barrel Old Country Store, Inc.	93,461	9,161,047
Dave & Buster's Entertainment, Inc. *	177,173	5,696,112
Denny's Corp. *	240,993	2,667,792
Dine Brands Global, Inc.	65,904	3,943,036
Duolingo, Inc. *	106,654	15,952,239
Dutch Bros, Inc., Class A *(a)	124,561	3,532,550
El Pollo Loco Holdings, Inc.	82,695	755,832
Everi Holdings, Inc. *	375,632	5,221,285
First Watch Restaurant Group, Inc. *	47,801	843,688
Frontdoor, Inc. *	343,096	10,577,650
Golden Entertainment, Inc. *	92,581	3,901,363
Graham Holdings Co., Class B	16,164	9,128,619
Grand Canyon Education, Inc. *	129,086	13,523,049
H&R Block, Inc.	640,869	19,129,940
Hilton Grand Vacations, Inc. *	334,169	14,285,725
Hyatt Hotels Corp., Class A	202,860	21,803,393
Jack in the Box, Inc.	86,611	7,497,048
Krispy Kreme, Inc.	282,441	4,219,669
Laureate Education, Inc.	566,326	6,852,545
Life Time Group Holdings, Inc. *	236,465	4,495,200
Light & Wonder, Inc. *	394,302	22,983,864
Lindblad Expeditions Holdings, Inc. *	141,379	1,340,273
Marriott Vacations Worldwide Corp.	161,270	19,871,689
Mister Car Wash, Inc. *	333,773	2,753,627
Monarch Casino & Resort, Inc.	55,901	3,627,416
OneSpaWorld Holdings Ltd. *	249,173	2,598,874
Papa John's International, Inc.	135,431	9,495,067
Penn Entertainment, Inc. *	652,877	16,348,040
Perdoceo Education Corp. *	283,525	3,342,760
Planet Fitness, Inc., Class A *	351,086	22,448,439
Playa Hotels & Resorts N.V. *	554,125	4,926,171
Portillo's, Inc., Class A *	181,814	3,649,007
Red Rock Resorts, Inc., Class A	205,873	9,385,750
Rover Group, Inc. *	410,549	1,909,053
Rush Street Interactive, Inc. *	234,159	702,477
Ruth's Hospitality Group, Inc.	127,160	2,725,039
Sabre Corp. *	1,380,558	4,279,730
SeaWorld Entertainment, Inc. *	166,895	9,306,065
Shake Shack, Inc., Class A *	157,105	10,395,638
Six Flags Entertainment Corp. *	311,749	7,965,187
Sonder Holdings, Inc. *	581,822	412,977
Strategic Education, Inc.	93,482	7,376,665
Stride, Inc. *	172,101	6,954,601
Sweetgreen, Inc., Class A *	314,279	2,995,079
Target Hospitality Corp. *	101,938	1,440,384
Texas Roadhouse, Inc.	281,605	30,385,179
The Cheesecake Factory, Inc.	200,980	6,296,703
The Wendy's Co.	717,174	15,785,000
Travel & Leisure Co.	342,355	12,485,687

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Udemy, Inc. *	272,229	2,722,290
Vacasa, Inc., Class A *	360,205	276,349
Wingstop, Inc.	125,905	25,100,421
WW International, Inc. *	226,523	1,485,991
		576,568,807

Consumer Staples Distribution & Retail 1.0%
Casey's General Stores, Inc.	156,810	35,384,176
Grocery Outlet Holding Corp. *	372,890	10,709,401
Ingles Markets, Inc., Class A	60,506	4,856,817
Performance Food Group Co. *	657,081	36,330,008
PriceSmart, Inc.	105,687	7,660,194
Rite Aid Corp. *	237,977	425,979
SpartanNash Co.	148,785	3,407,177
Sprouts Farmers Market, Inc. *	445,559	15,398,519
The Andersons, Inc.	130,879	5,105,590
The Chefs' Warehouse, Inc. *	143,548	4,465,778
United Natural Foods, Inc. *	251,671	6,722,132
Weis Markets, Inc.	68,964	4,106,117
		134,571,888

Energy 4.9%
Antero Midstream Corp.	1,410,260	14,398,755
Arch Resources, Inc.	76,174	7,872,583
Archrock, Inc.	562,020	5,058,180
Bristow Group, Inc. *	98,951	2,419,352
Cactus, Inc., Class A	269,133	8,499,220
California Resources Corp.	309,427	11,615,890
Callon Petroleum Co. *	215,423	6,598,406
ChampionX Corp.	835,925	21,115,465
Chord Energy Corp.	175,063	25,041,011
Civitas Resources, Inc.	218,535	14,598,138
Clean Energy Fuels Corp. *	740,478	2,976,722
CNX Resources Corp. *	715,387	11,052,729
Comstock Resources, Inc.	385,808	3,595,731
CONSOL Energy, Inc.	137,295	7,408,438
Core Laboratories, Inc.	196,719	4,302,245
CVR Energy, Inc.	123,076	2,881,209
Delek US Holdings, Inc.	293,010	6,452,080
Denbury, Inc. *	209,581	18,897,919
Diamond Offshore Drilling, Inc. *	427,201	4,677,851
DMC Global, Inc. *	78,449	1,272,443
Dril-Quip, Inc. *	142,847	3,192,630
DTE Midstream LLC	407,190	18,510,857
Earthstone Energy, Inc., Class A *	159,713	1,918,153
Enviva, Inc.	129,251	1,134,824
Equitrans Midstream Corp.	1,819,442	15,519,840
Excelerate Energy, Inc., Class A	72,690	1,349,126
Expro Group Holdings N.V. *	288,829	4,791,673
Granite Ridge Resources, Inc.	60,520	344,964
Green Plains, Inc. *	249,710	7,241,590
Gulfport Energy Corp. *	47,868	4,644,153
Helix Energy Solutions Group, Inc. *	602,202	3,781,829
Helmerich & Payne, Inc.	439,690	13,577,627
HighPeak Energy, Inc.	57,475	709,241
International Seaways, Inc.	169,276	6,102,400
Kinetik Holdings, Inc.	91,869	2,988,499
Kosmos Energy Ltd. *	1,919,060	11,437,598
Liberty Energy, Inc.	630,724	7,404,700
Magnolia Oil & Gas Corp., Class A	702,625	13,581,741
Matador Resources Co.	472,447	20,773,495
Murphy Oil Corp.	614,913	21,398,972
Nabors Industries Ltd. *	37,720	3,157,164
NexTier Oilfield Solutions, Inc. *	672,959	5,074,111
Noble Corp. plc *	412,956	15,584,959
Northern Oil and Gas, Inc.	340,426	10,182,142
NOV, Inc.	1,653,038	23,258,245
SECURITY	NUMBER OF SHARES	VALUE ($)
Oceaneering International, Inc. *	421,132	6,447,531
Par Pacific Holdings, Inc. *	233,830	4,985,256
Patterson-UTI Energy, Inc.	912,475	8,887,506
PBF Energy, Inc., Class A	480,903	17,702,039
PDC Energy, Inc.	387,718	26,605,209
Peabody Energy Corp.	490,600	8,909,296
Permian Resources Corp.	983,403	9,175,150
ProFrac Holding Corp., Class A *	136,738	1,534,200
ProPetro Holding Corp. *	403,443	2,690,965
Range Resources Corp.	1,016,888	27,832,225
RPC, Inc.	350,706	2,332,195
SM Energy Co.	517,021	13,592,482
Southwestern Energy Co. *	4,643,095	22,147,563
Talos Energy, Inc. *	274,690	3,381,434
TechnipFMC plc *	1,878,683	24,685,895
Tellurian, Inc. *	2,209,358	2,673,323
Transocean Ltd. *	2,795,676	15,991,267
Uranium Energy Corp. *	1,551,355	4,018,009
US Silica Holdings, Inc. *	318,839	3,612,446
Valaris Ltd. *	253,133	14,613,368
Vital Energy, Inc. *	70,563	2,927,659
Weatherford International plc *	271,455	15,320,920
World Fuel Services Corp.	260,316	5,953,427
		644,414,265

Equity Real Estate Investment Trusts (REITs) 5.4%
Acadia Realty Trust	399,148	5,137,035
Agree Realty Corp.	372,661	24,032,908
Alexander & Baldwin, Inc.	304,483	5,578,129
Alexander's, Inc.	9,026	1,481,708
American Assets Trust, Inc.	218,958	4,171,150
Apartment Investment & Management Co., Class A	639,035	5,182,574
Apple Hospitality REIT, Inc.	895,302	13,008,738
Armada Hoffler Properties, Inc.	285,778	3,154,989
Brandywine Realty Trust	726,069	2,831,669
Brixmor Property Group, Inc.	1,261,709	25,272,031
Broadstone Net Lease, Inc.	728,583	11,424,181
CareTrust REIT, Inc.	418,286	8,114,748
Centerspace	63,518	3,735,494
Chatham Lodging Trust	204,436	1,919,654
City Office REIT, Inc.	168,877	765,013
Community Healthcare Trust, Inc.	99,027	3,248,086
Corporate Office Properties Trust	473,173	10,797,808
Cousins Properties, Inc.	638,057	12,710,095
DiamondRock Hospitality Co.	882,469	6,927,382
Diversified Healthcare Trust	997,849	1,357,075
Douglas Emmett, Inc.	740,313	8,587,631
Easterly Government Properties, Inc.	382,050	5,302,854
EastGroup Properties, Inc.	183,363	30,183,383
Elme Communities	367,519	5,553,212
Empire State Realty Trust, Inc., Class A	554,326	3,420,191
EPR Properties	315,917	13,176,898
Equity Commonwealth	461,237	9,432,297
Essential Properties Realty Trust, Inc.	599,180	14,338,377
First Industrial Realty Trust, Inc.	555,819	28,891,472
Four Corners Property Trust, Inc.	353,352	9,081,146
Franklin Street Properties Corp., Class C	378,258	544,691
Getty Realty Corp.	178,954	6,132,754
Gladstone Commercial Corp.	167,424	1,957,187
Global Medical REIT, Inc.	258,222	2,251,696
Global Net Lease, Inc.	436,546	4,199,572
Highwoods Properties, Inc.	443,112	9,163,556
Hudson Pacific Properties, Inc.	542,394	2,532,980
Independence Realty Trust, Inc.	941,383	16,257,684
Industrial Logistics Properties Trust	272,031	492,376

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Innovative Industrial Properties, Inc.	117,580	7,772,038
InvenTrust Properties Corp.	283,321	6,088,568
JBG SMITH Properties	416,141	5,892,557
Kite Realty Group Trust	922,304	17,929,590
LTC Properties, Inc.	170,191	5,464,833
LXP Industrial Trust	1,160,584	12,000,439
National Health Investors, Inc.	182,721	9,521,591
National Storage Affiliates Trust	355,753	13,024,117
NexPoint Diversified Real Estate Trust	137,546	1,451,110
NexPoint Residential Trust, Inc.	95,747	3,929,457
Office Properties Income Trust	202,832	1,468,504
One Liberty Properties, Inc.	68,185	1,364,382
Orion Office REIT, Inc.	238,075	1,321,316
Outfront Media, Inc.	615,054	8,807,573
Paramount Group, Inc.	691,470	3,000,980
Park Hotels & Resorts, Inc.	946,441	12,246,947
Pebblebrook Hotel Trust	553,797	7,509,487
Phillips Edison & Co., Inc.	493,031	14,302,829
Physicians Realty Trust	961,206	13,130,074
Piedmont Office Realty Trust, Inc., Class A	521,628	3,249,742
PotlatchDeltic Corp.	339,955	15,818,106
Rayonier, Inc.	619,835	18,173,562
Retail Opportunity Investments Corp.	523,005	6,380,661
RLJ Lodging Trust	683,108	7,022,350
RPT Realty	359,283	3,348,518
Ryman Hospitality Properties, Inc.	232,093	21,289,891
Sabra Health Care REIT, Inc.	972,744	10,953,097
Safehold, Inc.	167,770	4,331,821
Saul Centers, Inc.	54,207	1,832,739
Service Properties Trust	695,660	5,711,369
SITE Centers Corp.	771,227	9,193,026
SL Green Realty Corp. (a)	271,476	6,279,240
Spirit Realty Capital, Inc.	587,585	22,951,070
STAG Industrial, Inc.	754,160	26,244,768
Star Holdings *	55,945	867,147
Summit Hotel Properties, Inc.	449,371	2,943,380
Sunstone Hotel Investors, Inc.	885,814	8,742,984
Tanger Factory Outlet Centers, Inc.	439,348	8,949,519
Terreno Realty Corp.	306,981	18,827,145
The Macerich Co.	906,619	8,739,807
The Necessity Retail REIT, Inc.	566,599	3,620,568
UMH Properties, Inc.	225,836	3,434,966
Uniti Group, Inc.	1,001,126	3,724,189
Universal Health Realty Income Trust	53,117	2,320,151
Urban Edge Properties	494,304	6,589,072
Urstadt Biddle Properties, Inc., Class A	128,009	2,476,974
Veris Residential, Inc. *	332,800	5,378,048
Xenia Hotels & Resorts, Inc.	479,389	5,584,882
		713,555,608

Financial Services 6.3%
Affiliated Managers Group, Inc.	158,403	22,032,273
Alerus Financial Corp.	73,056	1,217,843
AlTi Global, Inc. (a)	96,136	418,192
Apollo Commercial Real Estate Finance, Inc.	546,502	5,514,205
Arbor Realty Trust, Inc.	722,593	9,111,898
ARMOUR Residential REIT, Inc.	684,042	3,433,891
Artisan Partners Asset Management, Inc., Class A	286,114	9,155,648
Assetmark Financial Holdings, Inc. *	89,996	2,527,088
Avantax, Inc. *	167,877	3,552,277
AvidXchange Holdings, Inc. *	560,597	5,432,185
B. Riley Financial, Inc.	67,122	2,428,474
SECURITY	NUMBER OF SHARES	VALUE ($)
BGC Partners, Inc., Class A	1,363,428	5,549,152
Blackstone Mortgage Trust, Inc., Class A	725,024	13,188,187
Blue Owl Capital, Inc.	1,498,983	15,364,576
Bread Financial Holdings, Inc.	209,543	5,904,922
Brightsphere Investment Group, Inc.	136,497	2,933,321
BrightSpire Capital, Inc.	543,561	3,217,881
Cannae Holdings, Inc. *	306,170	6,016,240
Cantaloupe, Inc. *	235,919	1,450,902
Cass Information Systems, Inc.	51,324	1,982,133
Chimera Investment Corp.	974,058	4,694,960
Claros Mortgage Trust, Inc.	511,706	5,337,094
Cohen & Steers, Inc.	104,426	5,681,819
Curo Group Holdings Corp.	90,549	97,793
Diamond Hill Investment Group, Inc.	12,742	2,023,047
Donnelley Financial Solutions, Inc. *	105,271	4,668,769
Dynex Capital, Inc.	227,462	2,556,673
Ellington Financial, Inc.	265,180	3,325,357
Enact Holdings, Inc.	123,381	3,003,094
Encore Capital Group, Inc. *	98,200	4,229,474
Enova International, Inc. *	131,585	6,121,334
Essent Group Ltd.	452,925	20,005,697
Euronet Worldwide, Inc. *	198,281	22,088,503
Evercore, Inc., Class A	150,349	16,230,175
EVERTEC, Inc.	274,505	9,464,932
Federal Agricultural Mortgage Corp., Class C	41,314	5,528,226
Federated Hermes, Inc.	355,669	12,245,684
FirstCash Holdings, Inc.	157,850	15,554,539
Flywire Corp. *	263,420	7,913,137
Focus Financial Partners, Inc., Class A *	244,094	12,714,856
Forge Global Holdings, Inc. *	439,942	633,516
Franklin BSP Realty Trust, Inc.	346,618	4,675,877
Granite Point Mortgage Trust, Inc.	223,430	1,043,418
Green Dot Corp., Class A *	197,168	3,594,373
Hamilton Lane, Inc., Class A	149,617	10,160,490
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	428,740	10,088,252
Houlihan Lokey, Inc.	212,299	18,535,826
Interactive Brokers Group, Inc., Class A	432,913	33,433,871
International Money Express, Inc. *	138,829	3,234,716
Invesco Mortgage Capital, Inc.	150,238	1,592,523
Jackson Financial, Inc., Class A	248,332	6,878,796
Janus Henderson Group plc	557,687	14,656,014
KKR Real Estate Finance Trust, Inc.	244,407	2,744,691
Ladder Capital Corp.	473,997	4,517,191
Lazard Ltd., Class A	474,797	13,621,926
LendingClub Corp. *	446,922	3,664,760
LendingTree, Inc. *	45,977	840,919
Marqeta, Inc., Class A *	1,857,996	8,899,801
Merchants Bancorp	106,706	2,439,299
MFA Financial, Inc.	381,668	4,038,047
MGIC Investment Corp.	1,234,285	18,662,389
Moelis & Co., Class A	269,273	10,197,368
MoneyGram International, Inc. *	405,733	4,459,006
Moneylion, Inc.	17,679	196,944
Mr Cooper Group, Inc. *	291,922	13,504,312
Navient Corp.	427,665	6,479,125
Nelnet, Inc., Class A	75,671	6,999,567
NerdWallet, Inc., Class A *	133,711	1,256,883
New York Mortgage Trust, Inc.	389,465	3,805,073
NMI Holdings, Inc., Class A *	352,028	8,853,504
OneMain Holdings, Inc.	508,330	19,245,374
Open Lending Corp., Class A *	441,491	4,476,719
Payoneer Global, Inc. *	839,089	3,482,219
PennyMac Financial Services, Inc.	126,417	7,716,494

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
PennyMac Mortgage Investment Trust	374,707	4,361,589
Piper Sandler Cos.	57,686	7,347,466
PJT Partners, Inc., Class A	102,902	6,935,595
PRA Group, Inc. *	164,628	3,078,544
PROG Holdings, Inc. *	210,231	6,859,838
Radian Group, Inc.	660,998	16,881,889
Ready Capital Corp.	680,196	6,876,782
Redwood Trust, Inc.	480,241	2,843,027
Remitly Global, Inc. *	409,670	7,513,348
Repay Holdings Corp. *	315,829	1,999,198
Rithm Capital Corp.	1,993,766	16,229,255
Robinhood Markets, Inc., Class A *	2,157,433	19,244,302
Rocket Cos., Inc., Class A *(a)	511,495	4,102,190
SHF Holdings, Inc. *	62,635	31,474
Shift4 Payments, Inc., Class A *	223,113	13,993,647
SLM Corp.	1,012,991	15,458,243
StepStone Group, Inc., Class A	205,380	4,417,724
Stifel Financial Corp.	443,299	24,634,125
StoneX Group, Inc. *	73,979	5,939,774
TFS Financial Corp.	200,510	2,267,768
Toast, Inc., Class A *	1,309,144	27,452,750
TPG RE Finance Trust, Inc.	255,630	1,618,138
TPG, Inc.	214,909	5,544,652
Tradeweb Markets, Inc., Class A	467,460	31,296,447
Two Harbors Investment Corp.	405,662	5,046,435
Upstart Holdings, Inc. *	296,397	8,073,854
UWM Holdings Corp.	387,767	1,989,245
Victory Capital Holdings, Inc., Class A	113,408	3,512,246
Virtu Financial, Inc., Class A	390,086	6,861,613
Virtus Investment Partners, Inc.	28,532	5,443,335
Walker & Dunlop, Inc.	129,276	9,461,710
Waterstone Financial, Inc.	87,521	1,183,284
WisdomTree, Inc.	469,759	3,194,361
World Acceptance Corp. *	14,119	1,569,892
		825,809,474

Food, Beverage & Tobacco 2.0%
AppHarvest, Inc. *	319,700	147,062
B&G Foods, Inc.	301,682	3,864,546
Benson Hill, Inc. *	542,038	645,025
Beyond Meat, Inc. *(a)	255,546	2,593,792
BRC, Inc., Class A *	154,072	830,448
Calavo Growers, Inc.	74,451	2,407,001
Cal-Maine Foods, Inc.	159,499	7,584,177
Celsius Holdings, Inc. *	170,040	21,345,121
Coca-Cola Consolidated, Inc.	19,383	12,826,506
Flowers Foods, Inc.	808,565	20,197,954
Fresh Del Monte Produce, Inc. (a)	128,410	3,384,888
Freshpet, Inc. *	202,217	12,084,488
Hostess Brands, Inc. *	563,610	14,022,617
Ingredion, Inc.	276,430	28,914,578
J&J Snack Foods Corp.	63,152	9,722,250
John B Sanfilippo & Son, Inc.	37,775	4,390,588
Lancaster Colony Corp.	83,536	16,421,507
MGP Ingredients, Inc.	64,675	6,148,006
Mission Produce, Inc. *	170,463	2,079,649
National Beverage Corp. *	97,994	4,842,863
Pilgrim's Pride Corp. *	189,247	4,201,283
Seaboard Corp.	1,083	4,114,783
Sovos Brands, Inc. *	203,494	3,864,351
Tattooed Chef, Inc. *	192,747	105,278
The Boston Beer Co., Inc., Class A *	39,706	13,400,775
The Duckhorn Portfolio, Inc. *	178,672	2,328,096
The Hain Celestial Group, Inc. *	376,424	4,596,137
The Simply Good Foods Co. *	356,109	12,887,585
The Vita Coco Co., Inc. *	101,160	2,698,949
Tootsie Roll Industries, Inc.	76,489	2,988,425
SECURITY	NUMBER OF SHARES	VALUE ($)
TreeHouse Foods, Inc. *	212,530	10,063,296
Turning Point Brands, Inc.	63,847	1,336,956
Universal Corp.	103,130	5,316,352
Utz Brands, Inc.	278,465	4,580,749
Vector Group Ltd.	552,690	6,472,000
Vital Farms, Inc. *	112,989	1,637,211
Westrock Coffee Co. *(a)	51,047	563,304
		255,608,596

Health Care Equipment & Services 6.4%
23andMe Holding Co., Class A *	1,211,240	2,325,581
Acadia Healthcare Co., Inc. *	382,827	27,039,071
Accolade, Inc. *	266,429	3,207,805
AdaptHealth Corp. *	322,907	3,384,065
Addus HomeCare Corp. *	67,680	6,101,352
Agiliti, Inc. *	141,007	2,308,285
AirSculpt Technologies, Inc.	36,608	308,972
Akili, Inc., Class A *	138,913	162,528
Alignment Healthcare, Inc. *	345,550	2,028,379
Amedisys, Inc. *	136,896	10,394,513
American Well Corp., Class A *	1,024,841	2,264,899
AMN Healthcare Services, Inc. *	182,377	17,318,520
AngioDynamics, Inc. *	165,673	1,567,267
Apollo Medical Holdings, Inc. *	165,713	5,239,845
Artivion, Inc. *	169,343	2,536,758
AtriCure, Inc. *	195,975	8,812,996
Atrion Corp.	5,711	2,971,776
Avanos Medical, Inc. *	195,587	4,791,882
Aveanna Healthcare Holdings, Inc. *	198,895	234,696
AxoGen, Inc. *	177,361	1,507,569
Axonics, Inc. *	208,486	10,088,638
Bioventus, Inc., Class A *	129,402	350,032
Brookdale Senior Living, Inc. *	784,149	2,705,314
Butterfly Network, Inc. *	609,696	1,487,658
Cano Health, Inc. *	778,645	1,058,957
Castle Biosciences, Inc. *	104,408	2,550,687
Certara, Inc. *	443,568	9,217,343
Cerus Corp. *	752,489	1,610,326
Clover Health Investments Corp. *	1,364,482	1,155,580
Community Health Systems, Inc. *	525,527	1,718,473
Computer Programs & Systems, Inc. *	59,989	1,431,338
CONMED Corp.	128,274	15,559,636
CorVel Corp. *	38,238	7,473,235
Definitive Healthcare Corp. *	159,163	1,550,248
DocGo, Inc. *	345,141	3,089,012
Doximity, Inc., Class A *	499,676	15,325,063
Embecta Corp.	240,747	6,661,469
Enovis Corp. *	200,531	10,574,000
Envista Holdings Corp. *	686,655	21,897,428
Evolent Health, Inc., Class A *	381,724	11,123,437
Figs, Inc., Class A *	536,082	4,417,316
Fulgent Genetics, Inc. *	83,311	3,313,278
GeneDx Holdings Corp.	73,079	549,554
Glaukos Corp. *	200,765	11,447,620
Globus Medical, Inc., Class A *	327,555	17,730,552
GoodRx Holdings, Inc., Class A *	314,095	1,705,536
Haemonetics Corp. *	212,260	17,957,196
Health Catalyst, Inc. *	229,382	2,582,841
HealthEquity, Inc. *	356,249	19,522,445
HealthStream, Inc.	101,263	2,331,074
Heska Corp. *	42,919	5,138,692
Hims & Hers Health, Inc. *	511,342	4,571,397
ICU Medical, Inc. *	84,765	14,824,551
Inari Medical, Inc. *	203,401	12,285,420
Innovage Holding Corp. *	79,035	531,906
Inogen, Inc. *	96,053	1,011,438
Inspire Medical Systems, Inc. *	122,241	35,754,270

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Integer Holdings Corp. *	139,493	11,418,897
Integra LifeSciences Holdings Corp. *	305,926	11,609,892
Invitae Corp. *(a)	961,064	1,028,338
iRhythm Technologies, Inc. *	126,727	14,481,094
Lantheus Holdings, Inc. *	289,667	25,082,266
LeMaitre Vascular, Inc.	81,671	5,132,206
LifeStance Health Group, Inc. *	395,234	3,236,966
LivaNova plc *	225,237	9,973,494
Merit Medical Systems, Inc. *	239,399	19,726,478
ModivCare, Inc. *	53,492	2,403,396
Multiplan Corp. *	986,779	1,371,623
National HealthCare Corp.	56,964	3,457,715
National Research Corp.	59,554	2,673,975
Neogen Corp. *	909,682	15,910,338
NeoGenomics, Inc. *	532,268	9,144,364
Nevro Corp. *	149,280	4,114,157
NextGen Healthcare, Inc. *	224,824	3,500,510
NuVasive, Inc. *	219,500	8,376,120
OmniAb, Inc., Class A *(b)	25,234	0
OmniAb, Inc., Class B *(b)	25,234	0
Omnicell, Inc. *	188,066	13,807,806
OPKO Health, Inc. *	1,722,873	2,394,793
Option Care Health, Inc. *	704,324	19,404,126
OraSure Technologies, Inc. *	305,550	1,536,917
Orchestra BioMed Holdings, Inc. *	54,160	812,400
Orthofix Medical, Inc. *	143,516	2,682,314
OrthoPediatrics Corp. *	67,661	2,922,955
Outset Medical, Inc. *	203,115	4,230,885
Owens & Minor, Inc. *	320,984	6,519,185
Paragon 28, Inc. *	107,979	1,941,462
Patterson Cos., Inc.	363,644	9,523,836
Pediatrix Medical Group, Inc. *	344,540	4,582,382
PetIQ, Inc. *	106,946	1,361,423
Phreesia, Inc. *	221,769	6,657,505
Premier, Inc., Class A	500,076	12,501,900
Privia Health Group, Inc. *	389,473	9,717,351
PROCEPT BioRobotics Corp. *	137,185	4,588,838
Progyny, Inc. *	316,683	11,796,442
ProSomnus, Inc. *	32,716	158,018
Pulmonx Corp. *	158,153	1,899,418
QuidelOrtho Corp. *	225,119	19,166,632
RadNet, Inc. *	205,663	5,951,887
Schrodinger, Inc. *	224,418	7,506,782
Select Medical Holdings Corp.	438,678	12,006,617
Semler Scientific, Inc. *	20,975	576,603
Senseonics Holdings, Inc. *	2,010,133	1,287,289
Sharecare, Inc. *	1,341,510	1,998,850
SI-BONE, Inc. *	127,787	3,217,677
Sight Sciences, Inc. *	109,454	1,049,664
Silk Road Medical, Inc. *	160,229	4,837,314
Simulations Plus, Inc.	67,682	2,990,868
STAAR Surgical Co. *	203,023	11,779,394
Surgery Partners, Inc. *	283,581	10,628,616
Surmodics, Inc. *	58,970	1,080,920
Tandem Diabetes Care, Inc. *	270,774	7,037,416
Tenet Healthcare Corp. *	455,022	32,397,566
The Ensign Group, Inc.	234,494	20,778,513
The Joint Corp. *	61,580	873,204
The Pennant Group, Inc. *	118,888	1,426,656
TransMedics Group, Inc. *	134,417	9,766,739
Treace Medical Concepts, Inc. *	145,866	3,880,036
US Physical Therapy, Inc.	61,735	6,306,230
Varex Imaging Corp. *	168,860	3,721,674
Veradigm, Inc. *	460,923	5,429,673
Vicarious Surgical, Inc. *	165,715	348,002
ViewRay, Inc. *	605,944	333,875
Zimvie, Inc. *	89,201	890,226
		835,760,427

SECURITY	NUMBER OF SHARES	VALUE ($)
Household & Personal Products 1.1%
BellRing Brands, Inc. *	562,113	20,584,578
Central Garden & Pet Co. *	40,864	1,483,363
Central Garden & Pet Co., Class A *	172,745	5,933,791
Coty, Inc., Class A *	1,542,766	16,723,584
Edgewell Personal Care Co.	216,592	8,436,258
elf Beauty, Inc. *	213,101	22,166,766
Energizer Holdings, Inc.	279,769	9,120,469
Herbalife Ltd. *	411,412	4,871,118
Inter Parfums, Inc.	75,143	9,437,961
Medifast, Inc.	45,935	3,615,085
Nu Skin Enterprises, Inc., Class A	208,094	6,935,773
Spectrum Brands Holdings, Inc.	172,748	12,474,133
The Beauty Health Co. *	388,482	3,123,395
The Honest Co., Inc. *	248,890	365,868
USANA Health Sciences, Inc. *	46,885	2,844,513
Veru, Inc. *(a)	217,721	215,544
WD-40 Co.	57,196	10,847,221
		139,179,420

Insurance 2.9%
Ambac Financial Group, Inc. *	189,636	2,641,629
American Equity Investment Life Holding Co.	292,028	11,520,505
AMERISAFE, Inc.	80,623	4,116,610
Argo Group International Holdings Ltd.	149,608	4,385,010
Assured Guaranty Ltd.	252,498	13,066,772
Axis Capital Holdings Ltd.	324,265	16,829,354
Bright Health Group, Inc.	13,276	122,936
Brighthouse Financial, Inc. *	287,125	11,559,653
BRP Group, Inc., Class A *	258,439	5,184,286
CNO Financial Group, Inc.	481,174	10,446,288
Employers Holdings, Inc.	114,419	4,137,391
Enstar Group Ltd. *	57,213	13,466,796
First American Financial Corp.	435,779	23,937,340
Genworth Financial, Inc., Class A *	2,084,897	11,154,199
Goosehead Insurance, Inc., Class A *	88,853	4,902,909
Hagerty, Inc., Class A *	133,384	1,161,775
Hippo Holdings, Inc. *	64,067	1,007,133
Horace Mann Educators Corp.	171,929	5,166,466
James River Group Holdings Ltd.	157,028	3,005,516
Kemper Corp.	269,327	11,656,473
Kinsale Capital Group, Inc.	91,317	27,667,225
Lemonade, Inc. *(a)	189,653	3,341,686
MBIA, Inc. *	199,880	1,591,045
Mercury General Corp.	111,771	3,354,248
National Western Life Group, Inc., Class A	10,105	3,769,569
Oscar Health, Inc., Class A *	472,604	3,468,913
Palomar Holdings, Inc. *	106,081	5,798,387
Primerica, Inc.	155,265	28,261,335
ProAssurance Corp.	227,085	2,759,083
RLI Corp.	170,307	21,092,522
Ryan Specialty Holdings, Inc., Class A *	386,913	15,782,181
Safety Insurance Group, Inc.	62,137	4,524,816
Selective Insurance Group, Inc.	253,943	24,563,906
Selectquote, Inc. *	521,427	834,283
SiriusPoint Ltd. *	356,812	3,321,920
Skyward Specialty Insurance Group, Inc. *	38,271	903,578
Stewart Information Services Corp.	114,225	5,121,849
The Hanover Insurance Group, Inc.	149,865	16,703,953
Trupanion, Inc. *	147,966	3,324,796
United Fire Group, Inc.	91,307	1,961,274

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Unum Group	786,937	34,192,413
White Mountains Insurance Group Ltd.	10,680	14,462,749
		386,270,772

Materials 4.6%
5E Advanced Materials, Inc. *	126,020	357,897
AdvanSix, Inc.	116,048	3,817,979
Alpha Metallurgical Resources, Inc.	61,152	8,253,685
Amyris, Inc. *(a)	1,075,853	907,590
Arconic Corp. *	427,205	12,350,497
Ashland, Inc.	210,122	17,835,155
ATI, Inc. *	544,694	18,835,518
Avient Corp.	359,874	13,135,401
Balchem Corp.	135,244	16,720,216
Cabot Corp.	237,017	16,230,924
Carpenter Technology Corp.	203,935	9,301,475
Century Aluminum Co. *	214,314	1,680,222
Chase Corp.	31,515	3,706,164
Clearwater Paper Corp. *	70,774	2,150,822
Coeur Mining, Inc. *	1,178,462	3,535,386
Commercial Metals Co.	492,805	21,067,414
Compass Minerals International, Inc.	143,798	4,562,711
Danimer Scientific, Inc. *(a)	377,508	1,090,998
Diversey Holdings Ltd. *	327,620	2,729,075
Eagle Materials, Inc.	151,663	24,710,453
Ecovyst, Inc. *	324,094	3,253,904
Element Solutions, Inc.	947,520	16,989,034
Ginkgo Bioworks Holdings, Inc. *	4,267,556	6,742,738
Graphic Packaging Holding Co.	1,292,328	30,886,639
Greif, Inc., Class A	107,450	6,457,745
Greif, Inc., Class B	22,954	1,605,632
H.B. Fuller Co.	226,137	14,233,063
Hawkins, Inc.	79,474	3,730,510
Hecla Mining Co.	2,366,970	12,615,950
Huntsman Corp.	759,960	18,049,050
Ingevity Corp. *	147,860	6,977,513
Innospec, Inc.	104,249	9,628,438
Kaiser Aluminum Corp.	67,077	4,051,451
Koppers Holdings, Inc.	88,336	2,558,211
Kronos Worldwide, Inc.	92,689	764,684
Livent Corp. *	754,994	17,402,612
Louisiana-Pacific Corp.	301,722	17,656,771
LSB Industries, Inc. *	212,854	1,979,542
Materion Corp.	86,454	8,674,794
Mativ Holdings, Inc.	231,192	3,481,752
Mercer International, Inc.	169,296	1,466,103
Minerals Technologies, Inc.	136,419	7,586,261
MP Materials Corp. *	388,719	8,054,258
Myers Industries, Inc.	153,699	2,874,171
NewMarket Corp.	28,178	10,984,348
O-I Glass, Inc. *	649,518	13,458,013
Olin Corp.	517,707	24,492,718
Orion Engineered Carbons S.A.	240,422	5,575,386
Pactiv Evergreen, Inc.	165,838	1,164,183
Perimeter Solutions S.A. *	621,355	3,367,744
Piedmont Lithium, Inc. *	69,134	3,786,469
PureCycle Technologies, Inc. *	558,010	3,844,689
Quaker Chemical Corp.	57,365	10,888,451
Ranpak Holdings Corp. *	167,433	519,042
Schnitzer Steel Industries, Inc., Class A	107,171	2,948,274
Sensient Technologies Corp.	176,919	12,743,476
Silgan Holdings, Inc.	351,967	15,834,995
Stepan Co.	88,961	8,179,964
Summit Materials, Inc., Class A *	498,311	15,761,577
SunCoke Energy, Inc.	351,095	2,383,935
Sylvamo Corp.	134,310	5,294,500
SECURITY	NUMBER OF SHARES	VALUE ($)
The Chemours Co.	624,270	16,536,912
The Scotts Miracle-Gro Co.	171,987	10,869,578
TimkenSteel Corp. *	167,029	2,844,504
TriMas Corp.	176,233	4,460,457
Trinseo plc	148,310	1,842,010
Tronox Holdings plc, Class A	480,500	5,112,520
United States Lime & Minerals, Inc.	8,653	1,569,827
United States Steel Corp.	953,424	19,945,630
Valhi, Inc.	9,520	118,334
Warrior Met Coal, Inc.	217,203	7,119,914
Worthington Industries, Inc.	127,517	7,157,529
		609,505,387

Media & Entertainment 2.1%
Advantage Solutions, Inc. *	391,918	744,644
Altice USA, Inc., Class A *	914,404	2,340,874
AMC Networks, Inc., Class A *	117,473	1,328,620
Angi, Inc. *	319,138	976,562
Bumble, Inc., Class A *	392,253	6,001,471
Cardlytics, Inc. *	140,715	727,497
Cargurus, Inc. *	394,377	7,410,344
Cars.com, Inc. *	260,706	4,601,461
Cinemark Holdings, Inc. *	451,388	7,226,722
Clear Channel Outdoor Holdings, Inc. *	2,006,573	2,468,085
Endeavor Group Holdings, Inc., Class A *	731,108	16,464,552
Eventbrite, Inc., Class A *	341,443	2,478,876
fuboTV, Inc. *	825,605	1,279,688
Gannett Co., Inc. *	619,338	1,374,930
Gray Television, Inc.	357,541	2,513,513
Grindr, Inc. *	101,199	613,266
iHeartMedia, Inc., Class A *	436,050	1,033,439
Integral Ad Science Holding Corp. *	199,497	3,772,488
John Wiley & Sons, Inc., Class A	183,630	6,610,680
Liberty Media Corp. - Liberty Braves, Class A *	43,237	1,615,767
Liberty Media Corp. - Liberty Braves, Class C *	155,612	5,707,848
Lions Gate Entertainment Corp., Class A *	252,796	2,603,799
Lions Gate Entertainment Corp., Class B *	526,589	5,102,647
Loop Media, Inc. *	138,274	452,156
Madison Square Garden Entertainment Corp. *	110,658	3,882,989
Madison Square Garden Sports Corp.	74,945	13,239,034
Magnite, Inc. *	492,864	5,855,224
MediaAlpha, Inc., Class A *(a)	97,252	857,763
Nexstar Media Group, Inc., Class A	158,715	23,953,268
Nextdoor Holdings, Inc. *	530,127	1,309,414
Playtika Holding Corp. *	379,714	3,808,531
QuinStreet, Inc. *	212,631	1,960,458
Rumble, Inc. *	338,394	3,339,949
Scholastic Corp.	124,328	5,281,453
Shutterstock, Inc.	101,167	5,035,082
Sinclair Broadcast Group, Inc., Class A	183,770	2,826,383
Skillz, Inc. *	1,263,083	591,123
Sphere Entertainment Co. *	110,590	2,639,783
System1, Inc. *	85,758	299,295
TechTarget, Inc. *	112,653	3,913,565
TEGNA, Inc.	939,129	14,547,108
The E.W. Scripps Co., Class A *	242,538	1,911,199
The New York Times Co., Class A	692,993	24,545,812
TripAdvisor, Inc. *	441,534	6,870,269

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Vimeo, Inc. *	657,132	2,411,674
Vivid Seats, Inc., Class A *	100,865	737,323
Warner Music Group Corp., Class A	494,771	12,097,151
WideOpenWest, Inc. *	219,203	1,665,943
World Wrestling Entertainment, Inc., Class A	182,463	18,487,151
Yelp, Inc. *	293,529	9,833,222
Ziff Davis, Inc. *	198,786	11,736,326
ZipRecruiter, Inc., Class A *	218,840	3,385,455
		272,471,876

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
10X Genomics, Inc., Class A *	402,341	21,106,809
2seventy bio, Inc. *	158,717	1,890,319
4D Molecular Therapeutics, Inc. *	120,628	2,214,730
Absci Corp. *	191,059	363,012
ACADIA Pharmaceuticals, Inc. *	504,521	11,856,243
Aclaris Therapeutics, Inc. *	216,730	1,809,696
Acrivon Therapeutics, Inc. *	31,325	369,009
Adaptive Biotechnologies Corp. *	462,798	3,221,074
Agenus, Inc. *	1,150,217	1,794,339
Agios Pharmaceuticals, Inc. *	230,826	5,835,281
Akero Therapeutics, Inc. *	151,279	6,744,018
Akoya Biosciences, Inc. *	70,158	394,990
Alector, Inc. *	258,738	1,925,011
Alkermes plc *	691,719	20,011,431
Allogene Therapeutics, Inc. *	380,568	1,997,982
Allovir, Inc. *	191,710	722,747
ALX Oncology Holdings, Inc. *	87,227	581,804
Amicus Therapeutics, Inc. *	1,052,979	11,856,544
Amneal Pharmaceuticals, Inc. *	423,818	991,734
Amphastar Pharmaceuticals, Inc. *	158,368	7,026,788
Amylyx Pharmaceuticals, Inc. *	167,632	4,138,834
AnaptysBio, Inc. *	84,040	1,605,164
Anavex Life Sciences Corp. *	329,911	3,048,378
Anika Therapeutics, Inc. *	61,344	1,661,809
Apellis Pharmaceuticals, Inc. *	395,592	33,961,573
Arcellx, Inc. *	114,722	5,064,976
Arcturus Therapeutics Holdings, Inc. *	101,187	2,766,453
Arcus Biosciences, Inc. *	219,469	4,507,893
Arcutis Biotherapeutics, Inc. *	168,407	1,264,737
Arrowhead Pharmaceuticals, Inc. *	455,939	15,688,861
Arvinas, Inc. *	203,401	4,440,244
Atara Biotherapeutics, Inc. *	400,078	612,119
Atea Pharmaceuticals, Inc. *	319,652	1,275,411
Avid Bioservices, Inc. *	262,914	4,062,021
Avidity Biosciences, Inc. *	279,275	2,965,900
Axsome Therapeutics, Inc. *	144,454	10,657,816
Azenta, Inc. *	291,071	12,588,821
Beam Therapeutics, Inc. *	249,414	7,956,307
BioCryst Pharmaceuticals, Inc. *	785,398	6,495,241
BioLife Solutions, Inc. *	144,409	3,371,950
Bionano Genomics, Inc. *	1,254,117	867,724
Bioxcel Therapeutics, Inc. *	81,229	1,457,248
Blueprint Medicines Corp. *	251,937	14,239,479
Bridgebio Pharma, Inc. *	492,667	6,759,391
C4 Therapeutics, Inc. *	182,495	618,658
Cara Therapeutics, Inc. *	189,869	603,783
CareDx, Inc. *	224,808	1,793,968
Caribou Biosciences, Inc. *	229,083	1,010,256
Cassava Sciences, Inc. *(a)	165,647	3,761,843
Catalyst Pharmaceuticals, Inc. *	402,089	4,644,128
Celldex Therapeutics, Inc. *	197,839	6,291,280
Century Therapeutics, Inc. *	84,845	269,807
Cerevel Therapeutics Holdings, Inc. *	269,435	8,783,581
Chinook Therapeutics, Inc. *	188,802	4,567,120
Codexis, Inc. *	277,411	613,078
SECURITY	NUMBER OF SHARES	VALUE ($)
Coherus Biosciences, Inc. *	270,168	1,104,987
Collegium Pharmaceutical, Inc. *	141,741	3,128,224
Corcept Therapeutics, Inc. *	377,862	8,875,978
Crinetics Pharmaceuticals, Inc. *	183,633	4,008,708
CRISPR Therapeutics AG *	329,598	21,107,456
CryoPort, Inc. *	206,124	3,794,743
Cullinan Oncology, Inc. *	104,789	1,077,231
Cytek Biosciences, Inc. *	334,856	2,615,225
Cytokinetics, Inc. *	398,481	15,018,749
Day One Biopharmaceuticals, Inc. *	113,925	1,515,203
Deciphera Pharmaceuticals, Inc. *	232,638	3,140,613
Denali Therapeutics, Inc. *	463,224	13,998,629
Design Therapeutics, Inc. *	125,241	705,107
DICE Therapeutics, Inc. *	142,424	4,502,023
Dynavax Technologies Corp. *	499,443	5,708,633
Dyne Therapeutics, Inc. *	106,722	1,390,588
Eagle Pharmaceuticals, Inc. *	43,741	907,626
Edgewise Therapeutics, Inc. *	170,668	1,727,160
Editas Medicine, Inc. *	289,594	2,658,473
Emergent BioSolutions, Inc. *	186,699	1,592,542
Enanta Pharmaceuticals, Inc. *	82,117	1,928,107
Entrada Therapeutics, Inc. *	72,704	833,188
EQRx, Inc. *	968,149	1,703,942
Erasca, Inc. *	313,252	848,913
Exelixis, Inc. *	1,364,098	26,299,809
Fate Therapeutics, Inc. *	347,717	1,755,971
FibroGen, Inc. *	366,985	6,330,491
G1 Therapeutics, Inc. *	175,938	446,883
Genelux Corp. *	10,870	295,664
Generation Bio Co. *	201,892	706,622
Gossamer Bio, Inc. *	320,088	428,918
GreenLight Biosciences Holdings PBC *	364,594	106,644
Halozyme Therapeutics, Inc. *	569,131	18,456,918
Harmony Biosciences Holdings, Inc. *	124,723	4,312,921
Heron Therapeutics, Inc. *	453,112	516,548
HilleVax, Inc. *	52,547	894,350
Humacyte, Inc. *	213,678	732,916
IGM Biosciences, Inc. *	37,302	449,489
ImmunityBio, Inc. *(a)	438,847	1,206,829
ImmunoGen, Inc. *	945,300	12,893,892
Immunovant, Inc. *	235,540	4,948,695
Inhibrx, Inc. *	126,603	2,995,427
Innoviva, Inc. *	265,312	3,579,059
Inovio Pharmaceuticals, Inc. *	1,053,663	630,723
Insmed, Inc. *	569,610	10,839,678
Instil Bio, Inc. *	256,284	153,745
Intellia Therapeutics, Inc. *	350,055	13,043,049
Intra-Cellular Therapies, Inc. *	370,740	22,014,541
Invivyd, Inc. *	221,361	398,450
Ionis Pharmaceuticals, Inc. *	597,982	24,457,464
Iovance Biotherapeutics, Inc. *	578,928	5,059,831
Ironwood Pharmaceuticals, Inc. *	560,464	6,097,848
iTeos Therapeutics, Inc. *	102,933	1,675,749
IVERIC bio, Inc. *	544,114	20,540,303
Keros Therapeutics, Inc. *	72,865	3,487,319
Kinnate Biopharma, Inc. *	67,192	288,926
Kodiak Sciences, Inc. *	135,071	800,971
Kronos Bio, Inc. *	179,959	300,532
Krystal Biotech, Inc. *	91,075	10,733,189
Kura Oncology, Inc. *	264,842	3,527,695
Kymera Therapeutics, Inc. *	163,963	4,827,071
Lexicon Pharmaceuticals, Inc. *	397,527	1,311,839
Ligand Pharmaceuticals, Inc. *	67,382	4,722,131
Lyell Immunopharma, Inc. *	609,922	1,945,651
MacroGenics, Inc. *	224,073	1,046,421
Madrigal Pharmaceuticals, Inc. *	51,245	14,267,120
Mallinckrodt plc *	54,605	150,164
MannKind Corp. *	1,106,320	5,133,325

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Maravai LifeSciences Holdings, Inc., Class A *	458,539	5,887,641
Medpace Holdings, Inc. *	106,004	21,939,648
Mersana Therapeutics, Inc. *	377,613	2,839,650
Mesa Laboratories, Inc.	21,211	2,746,612
MiMedx Group, Inc. *	480,616	2,816,410
Mind Medicine MindMed, Inc. *	136,759	484,127
Mineralys Therapeutics, Inc. *	50,141	729,050
Mirati Therapeutics, Inc. *	217,830	8,094,563
Monte Rosa Therapeutics, Inc. *	126,467	933,326
Morphic Holding, Inc. *	147,550	8,484,125
Myriad Genetics, Inc. *	340,608	7,513,812
NanoString Technologies, Inc. *	180,031	1,060,383
Natera, Inc. *	457,681	21,561,352
Nektar Therapeutics *	779,596	452,244
NGM Biopharmaceuticals, Inc. *	159,885	484,452
Nkarta, Inc. *	139,779	645,779
Novavax, Inc. *(a)	361,317	2,908,602
Nurix Therapeutics, Inc. *	183,569	1,857,718
Nuvation Bio, Inc. *	581,143	941,452
Ocugen, Inc. *	920,994	423,657
Omeros Corp. *(a)	265,703	1,647,359
OmniAb, Inc. *	433,258	1,871,675
Organogenesis Holdings, Inc. *	298,229	1,082,571
Pacific Biosciences of California, Inc. *	963,154	11,923,847
Pacira BioSciences, Inc. *	193,347	7,352,986
Perrigo Co., plc	566,705	18,111,892
Phathom Pharmaceuticals, Inc. *	95,554	1,123,715
PhenomeX, Inc. *	282,877	198,014
Phibro Animal Health Corp., Class A	85,854	1,141,858
Pliant Therapeutics, Inc. *	177,555	3,840,515
PMV Pharmaceuticals, Inc. *	137,259	734,336
Poseida Therapeutics, Inc. *	213,844	485,426
Precigen, Inc. *	592,839	705,478
Prelude Therapeutics, Inc. *	46,439	259,130
Prestige Consumer Healthcare, Inc. *	209,143	11,969,254
Prime Medicine, Inc. *	39,957	548,210
Prometheus Biosciences, Inc. *	144,496	28,711,355
Protagonist Therapeutics, Inc. *	194,437	5,068,973
Prothena Corp. plc *	165,769	11,012,035
PTC Therapeutics, Inc. *	302,619	12,700,919
Quanterix Corp. *	144,621	2,836,018
RAPT Therapeutics, Inc. *	104,706	2,097,261
Reata Pharmaceuticals, Inc., Class A *	117,528	10,583,396
Recursion Pharmaceuticals, Inc., Class A *	550,978	4,832,077
REGENXBIO, Inc. *	157,817	2,719,187
Relay Therapeutics, Inc. *	377,051	4,200,348
Replimune Group, Inc. *	154,565	2,935,189
Revance Therapeutics, Inc. *	346,365	10,584,914
REVOLUTION Medicines, Inc. *	375,391	9,358,498
Rhythm Pharmaceuticals, Inc. *	187,204	3,118,819
Rocket Pharmaceuticals, Inc. *	245,573	5,139,843
Roivant Sciences Ltd. *	465,551	4,231,859
Sage Therapeutics, Inc. *	218,061	10,794,019
Sana Biotechnology, Inc. *	368,645	2,219,243
Sangamo Therapeutics, Inc. *	563,850	631,512
Scholar Rock Holding Corp. *	147,832	860,382
Scilex Holding Co. *(a)(b)	280,273	1,321,540
Seer, Inc. *	158,346	582,713
Seres Therapeutics, Inc. *	387,788	1,919,551
SIGA Technologies, Inc.	166,541	934,295
SomaLogic, Inc. *	649,081	1,966,715
Sotera Health Co. *	414,863	5,845,420
SpringWorks Therapeutics, Inc. *	186,436	5,104,618
Stoke Therapeutics, Inc. *	95,597	1,070,686
Supernus Pharmaceuticals, Inc. *	227,753	7,547,734
SECURITY	NUMBER OF SHARES	VALUE ($)
Syndax Pharmaceuticals, Inc. *	272,668	5,445,180
Tarsus Pharmaceuticals, Inc. *	78,683	1,317,940
TG Therapeutics, Inc. *	581,184	15,476,930
TherapeuticsMD, Inc. *(a)	36,862	152,977
Theravance Biopharma, Inc. *	242,715	2,713,554
Third Harmonic Bio, Inc. *	46,906	224,680
Travere Therapeutics, Inc. *	267,831	4,791,497
Twist Bioscience Corp. *	239,779	3,632,652
Tyra Biosciences, Inc. *	58,814	851,039
Ultragenyx Pharmaceutical, Inc. *	295,265	14,574,280
uniQure N.V. *	172,861	3,334,489
Vanda Pharmaceuticals, Inc. *	238,884	1,421,360
Vaxart, Inc. *	559,556	682,658
Vaxcyte, Inc. *	311,269	15,414,041
VBI Vaccines, Inc. (a)	26,229	77,900
Ventyx Biosciences, Inc. *	116,663	4,021,374
Veracyte, Inc. *	302,182	7,820,470
Vericel Corp. *	198,968	6,390,852
Verve Therapeutics, Inc. *	175,501	2,716,755
Vir Biotechnology, Inc. *	319,551	8,522,425
Xencor, Inc. *	251,835	6,824,728
Y-mAbs Therapeutics, Inc. *	140,737	1,144,192
Zentalis Pharmaceuticals, Inc. *	185,154	4,821,410
		1,064,936,613

Real Estate Management & Development 0.6%
Anywhere Real Estate, Inc. *	465,022	2,822,683
Appreciate Holdings, Inc. *	64,103	20,507
Compass, Inc., Class A *	1,069,255	3,956,243
Cushman & Wakefield plc *	682,776	5,414,414
DigitalBridge Group, Inc.	604,714	7,534,736
Doma Holdings, Inc. *	470,417	140,278
eXp World Holdings, Inc.	308,555	4,748,661
Forestar Group, Inc. *	75,572	1,536,379
FRP Holdings, Inc. *	27,159	1,434,267
Kennedy-Wilson Holdings, Inc.	492,669	7,601,883
Marcus & Millichap, Inc.	104,590	3,069,716
Newmark Group, Inc., Class A	519,961	2,974,177
Offerpad Solutions, Inc. *	334,356	215,058
Opendoor Technologies, Inc. *	2,133,470	5,632,361
RE/MAX Holdings, Inc., Class A	76,898	1,437,224
Redfin Corp. *	458,445	4,488,177
Seritage Growth Properties, Class A *	153,594	1,142,739
Tejon Ranch Co. *	103,390	1,747,291
The Howard Hughes Corp. *	144,980	10,811,159
The RMR Group, Inc., Class A	60,056	1,293,006
The St. Joe Co.	142,294	6,618,094
WeWork, Inc., Class A *	964,017	165,136
		74,804,189

Semiconductors & Semiconductor Equipment 2.9%
ACM Research, Inc., Class A *	173,493	1,754,014
Allegro MicroSystems, Inc. *	274,052	10,778,465
Alpha & Omega Semiconductor Ltd. *	93,722	2,595,162
Ambarella, Inc. *	155,015	11,210,685
Amkor Technology, Inc.	422,679	10,473,986
Ascent Solar Technologies, Inc. *	28,227	3,204
Axcelis Technologies, Inc. *	137,938	21,732,132
CEVA, Inc. *	97,206	2,432,094
Cirrus Logic, Inc. *	232,537	18,063,474
Cohu, Inc. *	200,248	7,677,508
Credo Technology Group Holding Ltd. *	383,193	5,142,450
Diodes, Inc. *	191,451	17,199,958
FormFactor, Inc. *	324,272	10,146,471
Ichor Holdings Ltd. *	121,724	3,688,237
Impinj, Inc. *	89,457	9,155,029

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kulicke & Soffa Industries, Inc.	238,572	12,615,687
Lattice Semiconductor Corp. *	576,820	46,901,234
MACOM Technology Solutions Holdings, Inc. *	217,520	13,014,222
MaxLinear, Inc. *	304,996	8,908,933
MKS Instruments, Inc.	240,741	23,426,507
Navitas Semiconductor Corp. *	327,665	2,801,536
Onto Innovation, Inc. *	208,419	22,373,780
PDF Solutions, Inc. *	124,327	5,252,816
Photronics, Inc. *	260,271	5,525,553
Power Integrations, Inc.	239,816	20,720,102
Rambus, Inc. *	452,341	28,931,730
Rigetti Computing, Inc., Class A *	333,331	312,931
Semtech Corp. *	268,809	5,843,908
Silicon Laboratories, Inc. *	134,266	18,887,198
SiTime Corp. *	67,525	6,696,454
SkyWater Technology, Inc. *	36,999	379,240
SMART Global Holdings, Inc. *	206,801	4,669,567
Synaptics, Inc. *	165,835	14,268,443
Ultra Clean Holdings, Inc. *	191,109	6,551,217
Veeco Instruments, Inc. *	216,312	5,280,176
		385,414,103

Software & Services 6.5%
8x8, Inc. *	475,083	1,938,339
A10 Networks, Inc.	270,195	4,023,204
ACI Worldwide, Inc. *	472,992	10,788,948
Adeia, Inc.	442,761	4,343,485
Agilysys, Inc. *	83,663	6,219,507
Alarm.com Holdings, Inc. *	210,095	10,550,971
Alkami Technology, Inc. *	154,685	2,320,275
Altair Engineering, Inc., Class A *	220,531	16,171,538
Alteryx, Inc., Class A *	259,515	10,105,514
Amplitude, Inc., Class A *	224,221	2,183,913
Appfolio, Inc., Class A *	79,972	11,447,992
Appian Corp., Class A *	172,957	7,407,748
Asana, Inc., Class A *	321,706	7,682,339
AvePoint, Inc. *	370,304	2,447,709
BigCommerce Holdings, Inc. *	258,897	2,063,409
Blackbaud, Inc. *	187,715	13,770,772
Blackline, Inc. *	228,677	11,907,211
Blend Labs, Inc., Class A *	702,170	694,376
Box, Inc., Class A *	601,501	16,944,283
Braze, Inc., Class A *	149,109	4,936,999
C3.ai, Inc., Class A *(a)	359,037	14,365,070
CCC Intelligent Solutions Holdings, Inc. *	443,759	4,854,724
Cerence, Inc. *	169,652	4,838,475
Cipher Mining, Inc. *(a)	172,920	439,217
Clear Secure, Inc., Class A	328,220	8,110,316
Clearwater Analytics Holdings, Inc., Class A *	276,011	4,449,297
CommVault Systems, Inc. *	187,509	13,067,502
Confluent, Inc., Class A *	647,126	20,539,779
Consensus Cloud Solutions, Inc. *	74,095	2,700,763
Couchbase, Inc. *	103,817	2,130,325
CS Disco, Inc. *	73,597	608,647
Cvent Holding Corp. *	265,889	2,257,398
Cyxtera Technologies, Inc. *	227,838	36,910
Digital Turbine, Inc. *	380,117	3,474,269
DigitalOcean Holdings, Inc. *	255,466	10,001,494
Dolby Laboratories, Inc., Class A	252,424	20,832,553
Domo, Inc., Class B *	132,246	1,778,709
DoubleVerify Holdings, Inc. *	367,809	12,825,500
Dropbox, Inc., Class A *	1,134,650	26,119,643
D-Wave Quantum, Inc. *	151,824	191,298
E2open Parent Holdings, Inc. *	726,954	3,634,770
Ebix, Inc.	99,404	1,980,128
SECURITY	NUMBER OF SHARES	VALUE ($)
Embark Technology, Inc. *	59,481	165,952
Enfusion, Inc., Class A *	54,317	432,363
EngageSmart, Inc. *	124,606	2,365,022
Envestnet, Inc. *	232,879	12,186,558
Everbridge, Inc. *	168,133	4,038,555
EverCommerce, Inc. *	122,483	1,455,098
Expensify, Inc., Class A *	184,757	1,278,518
Fastly, Inc., Class A *	470,305	7,656,565
Freshworks, Inc., Class A *	678,275	10,689,614
Gitlab, Inc., Class A *	264,526	9,776,881
Grid Dynamics Holdings, Inc. *	216,999	2,083,190
HashiCorp, Inc., Class A *	344,526	11,831,023
Informatica, Inc., Class A *	161,399	2,850,306
Instructure Holdings, Inc. *	71,623	1,759,061
Intapp, Inc. *	91,102	3,850,882
InterDigital, Inc.	113,432	9,419,393
Jamf Holding Corp. *	188,484	3,464,336
Kaltura, Inc. *	295,841	505,888
Kyndryl Holdings, Inc. *	860,720	10,810,643
LivePerson, Inc. *	292,603	1,076,779
LiveRamp Holdings, Inc. *	272,191	6,625,129
Marathon Digital Holdings, Inc. *(a)	466,061	4,562,737
MariaDB plc *	106,275	92,459
Matterport, Inc. *	926,750	2,752,448
MeridianLink, Inc. *	85,677	1,670,702
MicroStrategy, Inc., Class A *(a)	40,345	12,169,262
Model N, Inc. *	143,006	4,564,752
Momentive Global, Inc. *	538,724	5,090,942
N-Able, Inc. *	280,556	3,983,895
nCino, Inc. *	322,295	8,859,890
NCR Corp. *	580,714	13,762,922
New Relic, Inc. *	246,428	17,360,853
NextNav, Inc. *	97,780	252,272
Nutanix, Inc., Class A *	968,520	28,687,562
ON24, Inc.	182,140	1,455,299
OneSpan, Inc. *	149,354	2,261,220
PagerDuty, Inc. *	344,241	9,366,798
Pegasystems, Inc.	173,123	8,372,228
Perficient, Inc. *	145,766	11,146,726
Porch Group, Inc. *	349,102	492,234
PowerSchool Holdings, Inc., Class A *	168,058	3,183,019
Procore Technologies, Inc. *	290,475	17,565,023
Progress Software Corp.	182,411	10,944,660
PROS Holdings, Inc. *	172,871	5,241,449
Q2 Holdings, Inc. *	242,378	7,058,047
Qualtrics International, Inc., Class A *	474,594	8,580,660
Qualys, Inc. *	145,492	18,369,820
Rackspace Technology, Inc. *	234,014	365,062
Rapid7, Inc. *	249,363	11,899,602
RingCentral, Inc., Class A *	326,177	11,318,342
Riot Platforms, Inc. *(a)	704,311	8,451,732
Rubicon Technologies, Inc. *	104,405	49,070
Samsara, Inc., Class A *	477,555	9,192,934
SentinelOne, Inc., Class A *	921,695	19,705,839
Smartsheet, Inc., Class A *	552,783	27,406,981
SolarWinds Corp. *	196,772	1,829,980
SoundHound AI, Inc., Class A *(a)	488,643	1,490,361
Sprinklr, Inc., Class A *	259,544	3,451,935
Sprout Social, Inc., Class A *	198,998	8,618,603
SPS Commerce, Inc. *	151,679	23,631,588
Squarespace, Inc., Class A *	172,166	5,059,959
Telos Corp. *	223,595	717,740
Tenable Holdings, Inc. *	475,879	19,506,280
Teradata Corp. *	428,382	20,073,981
Thoughtworks Holding, Inc. *	279,079	2,299,611
Tucows, Inc., Class A *	41,583	1,293,231
Unisys Corp. *	282,884	1,111,734
Upland Software, Inc. *	123,088	345,877

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Varonis Systems, Inc. *	453,060	11,906,417
Verint Systems, Inc. *	277,207	9,946,187
Workiva, Inc. *	192,509	18,646,422
Xperi, Inc. *	176,255	2,085,097
Yext, Inc. *	436,818	4,014,357
Zeta Global Holdings Corp., Class A *	527,342	4,756,625
Zuora, Inc., Class A *	529,285	5,710,985
		854,241,486

Technology Hardware & Equipment 4.2%
908 Devices, Inc. *	92,101	802,200
ADTRAN Holdings, Inc.	298,437	2,659,074
Advanced Energy Industries, Inc.	157,393	15,448,123
Aeva Technologies, Inc. *	430,341	516,409
AEye, Inc. *	492,239	100,269
Avid Technology, Inc. *	139,517	3,348,408
Avnet, Inc.	384,482	16,855,691
Badger Meter, Inc.	123,177	16,982,413
Belden, Inc.	180,127	15,759,311
Benchmark Electronics, Inc.	148,563	3,507,572
Calix, Inc. *	239,685	11,171,718
Casa Systems, Inc. *	143,836	151,028
Clearfield, Inc. *	53,239	2,082,177
Coherent Corp. *	585,006	21,621,822
CommScope Holding Co., Inc. *	876,009	3,644,197
Comtech Telecommunications Corp.	116,659	1,339,245
Corsair Gaming, Inc. *	168,697	3,326,705
CTS Corp.	134,140	6,126,174
Diebold Nixdorf, Inc. *(b)	314,193	27,492
Digi International, Inc. *	150,432	5,408,030
ePlus, Inc. *	113,340	5,597,863
Evolv Technologies Holdings, Inc. *	299,917	1,787,505
Extreme Networks, Inc. *	544,171	11,209,923
Fabrinet *	154,119	17,449,353
FARO Technologies, Inc. *	79,107	1,193,725
Harmonic, Inc. *	461,928	8,134,552
Infinera Corp. *	803,008	3,934,739
Inseego Corp. *	332,309	355,571
Insight Enterprises, Inc. *	127,503	17,240,956
IonQ, Inc. *	640,729	6,913,466
IPG Photonics Corp. *	135,345	14,951,562
Itron, Inc. *	190,293	12,888,545
Kimball Electronics, Inc. *	103,705	2,571,884
Knowles Corp. *	384,753	6,917,859
Lightwave Logic, Inc. *	476,924	3,534,007
Littelfuse, Inc.	104,187	26,676,039
Lumentum Holdings, Inc. *	288,365	15,254,508
Methode Electronics, Inc.	151,591	6,525,993
MicroVision, Inc. *	699,906	3,282,559
Mirion Technologies, Inc. *	513,427	4,061,208
Napco Security Technologies, Inc.	122,459	4,554,250
National Instruments Corp.	549,465	31,759,077
NETGEAR, Inc. *	122,398	1,717,244
NetScout Systems, Inc. *	283,965	8,666,612
nLight, Inc. *	189,867	2,745,477
Novanta, Inc. *	150,215	24,875,604
OSI Systems, Inc. *	65,852	7,837,047
Ouster, Inc.	110,044	749,400
PAR Technology Corp. *	115,090	3,978,661
PC Connection, Inc.	47,554	2,138,503
Plexus Corp. *	116,595	10,572,835
Presto Automation, Inc. *	54,734	148,876
Ribbon Communications, Inc. *	370,172	1,029,078
Rogers Corp. *	79,184	12,469,104
Sanmina Corp. *	245,733	13,033,678
ScanSource, Inc. *	107,098	3,080,138
SmartRent, Inc. *	518,657	1,867,165
Super Micro Computer, Inc. *	196,400	43,983,780
SECURITY	NUMBER OF SHARES	VALUE ($)
TTM Technologies, Inc. *	430,175	5,893,398
ViaSat, Inc. *	321,498	14,342,026
Viavi Solutions, Inc. *	945,301	9,301,762
Vishay Intertechnology, Inc.	545,113	14,053,013
Vontier Corp.	664,822	19,705,324
Xerox Holdings Corp.	471,301	6,631,205
		546,493,132

Telecommunication Services 0.7%
Anterix, Inc. *	79,334	2,590,255
ATN International, Inc.	45,023	1,689,713
Bandwidth, Inc., Class A *	91,155	1,084,745
Charge Enterprises, Inc. *	424,262	387,394
Cogent Communications Holdings, Inc.	179,920	11,068,678
Consolidated Communications Holdings, Inc. *	312,760	1,141,574
EchoStar Corp., Class A *	149,709	2,360,911
Frontier Communications Parent, Inc. *	938,675	13,967,484
Globalstar, Inc. *	2,960,745	3,375,249
Gogo, Inc. *	273,602	4,117,710
IDT Corp., Class B *	85,273	2,591,446
Iridium Communications, Inc.	528,865	31,753,055
Liberty Latin America Ltd., Class A *	154,416	1,130,325
Liberty Latin America Ltd., Class C *	614,022	4,482,361
Radius Global Infrastructure, Inc., Class A *	321,326	4,755,625
Shenandoah Telecommunications Co.	211,233	4,009,202
Telephone and Data Systems, Inc.	420,192	2,806,883
United States Cellular Corp. *	59,914	856,770
		94,169,380

Transportation 1.8%
Air Transport Services Group, Inc. *	238,301	3,979,627
Allegiant Travel Co. *	65,727	6,407,725
ArcBest Corp.	101,834	8,531,652
Daseke, Inc. *	251,947	1,511,682
Forward Air Corp.	111,772	10,872,062
Frontier Group Holdings, Inc. *	155,392	1,278,876
Getaround, Inc. *	220,943	119,088
GXO Logistics, Inc. *	499,381	27,925,385
Hawaiian Holdings, Inc. *	214,796	1,720,516
Heartland Express, Inc.	196,073	3,058,739
Hub Group, Inc., Class A *	137,466	10,111,999
JetBlue Airways Corp. *	1,366,185	9,331,044
Joby Aviation, Inc. *	1,430,576	8,039,837
Kirby Corp. *	252,095	18,039,918
Landstar System, Inc.	151,162	26,510,792
Marten Transport Ltd.	242,354	5,125,787
Matson, Inc.	158,972	10,862,557
Ryder System, Inc.	211,424	16,666,554
Saia, Inc. *	111,376	31,648,604
Schneider National, Inc., Class B	156,365	4,052,981
SkyWest, Inc. *	213,209	6,377,081
Spirit Airlines, Inc.	459,342	6,986,592
Sun Country Airlines Holdings, Inc. *	136,581	2,567,723
TuSimple Holdings, Inc., Class A *	578,977	1,169,534
Universal Logistics Holdings, Inc.	29,056	771,437
Werner Enterprises, Inc.	247,561	10,872,879
Wheels Up Experience, Inc. *	713,431	206,396
		234,747,067

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 2.7%
ALLETE, Inc.	240,643	14,335,104
Altus Power, Inc. *	155,924	740,639
American States Water Co.	155,663	13,825,988
Avista Corp.	310,527	12,840,292
Black Hills Corp.	273,822	16,689,451
California Water Service Group	230,827	13,136,365
Chesapeake Utilities Corp.	74,739	9,544,170
Clearway Energy, Inc., Class A	145,980	4,011,530
Clearway Energy, Inc., Class C	345,762	9,933,742
Hawaiian Electric Industries, Inc.	460,653	16,542,049
IDACORP, Inc.	212,720	22,137,770
MGE Energy, Inc.	152,238	10,924,599
Middlesex Water Co.	74,075	6,026,742
Montauk Renewables, Inc. *	265,576	1,843,098
National Fuel Gas Co.	386,186	19,660,729
New Jersey Resources Corp.	407,551	19,745,846
Northwest Natural Holding Co.	147,403	6,294,108
NorthWestern Corp.	243,193	13,762,292
ONE Gas, Inc.	227,864	18,443,312
Ormat Technologies, Inc.	220,904	18,798,930
Otter Tail Corp.	175,202	13,001,741
PNM Resources, Inc.	360,990	16,576,661
Portland General Electric Co.	375,684	18,307,081
SJW Group	112,343	8,597,610
Southwest Gas Holdings, Inc.	273,638	16,016,032
Spire, Inc.	221,127	14,278,170
Sunnova Energy International, Inc. *(a)	415,502	7,337,765
The York Water Co.	59,935	2,541,843
Unitil Corp.	67,289	3,545,458
		349,439,117
Total Common Stocks (Cost $13,875,633,313)		13,094,831,700

SHORT-TERM INVESTMENTS 1.8% OF NET ASSETS

Money Market Funds 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (c)	4,948,625	4,948,625
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (c)(d)	235,415,690	235,415,690
		240,364,315
Total Short-Term Investments (Cost $240,364,315)		240,364,315
Total Investments in Securities (Cost $14,115,997,628)		13,335,196,015

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/16/23	300	26,277,000	9,253

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $221,442,820.
(b)	Fair valued using significant unobservable inputs (see Notes for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$10,647,641,528	$—	$—	$10,647,641,528
Health Care Equipment & Services	835,760,427	—	0 *	835,760,427
Pharmaceuticals, Biotechnology & Life Sciences	1,063,615,073	—	1,321,540	1,064,936,613
Technology Hardware & Equipment	546,465,640	—	27,492	546,493,132
Short-Term Investments[1]	240,364,315	—	—	240,364,315
Futures Contracts[2]	9,253	—	—	9,253
Total	$13,333,856,236	$—	$1,349,032	$13,335,205,268

*	Level 3 amount shown includes securities determined to have no value at May 31, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Dividend Equity ETF

Portfolio Holdings as of May 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.6%
Ford Motor Co.	58,444,668	701,336,016

Banks 5.0%
1st Source Corp.	250,759	10,313,718
Bank of Hawaii Corp. (a)	593,394	23,231,375
Bank OZK	1,638,949	56,674,856
Banner Corp.	507,401	21,955,241
Cathay General Bancorp	1,101,577	32,210,111
Central Pacific Financial Corp.	401,536	5,866,441
City Holding Co.	220,426	18,998,517
Comerica, Inc.	1,937,725	69,951,873
CVB Financial Corp.	1,944,712	23,355,991
Fifth Third Bancorp	10,157,310	246,517,914
First Commonwealth Financial Corp.	1,376,805	17,416,583
Hanmi Financial Corp.	449,357	6,470,741
Heritage Financial Corp.	517,648	8,463,545
Huntington Bancshares, Inc.	21,349,942	220,117,902
International Bancshares Corp.	781,957	33,405,203
KeyCorp	13,809,365	128,979,469
M&T Bank Corp.	2,554,383	304,380,278
Northwest Bancshares, Inc.	1,873,111	19,686,397
OFG Bancorp	701,369	17,015,212
Premier Financial Corp.	524,294	7,308,658
Regions Financial Corp.	13,828,433	238,817,038
S&T Bancorp, Inc.	575,187	15,426,515
Synovus Financial Corp.	2,151,870	58,294,158
U.S Bancorp	20,008,144	598,243,506
Zions Bancorp NA (a)	2,213,533	60,407,316
		2,243,508,558

Capital Goods 9.1%
3M Co.	8,179,136	763,195,180
Fastenal Co.	8,475,249	456,392,159
Illinois Tool Works, Inc.	4,136,495	904,775,551
Lockheed Martin Corp.	3,451,483	1,532,492,967
MSC Industrial Direct Co., Inc., Class A	698,970	62,851,382
Snap-on, Inc.	786,529	195,735,607
Watsco, Inc.	492,195	159,653,292
		4,075,096,138

Commercial & Professional Services 4.2%
Automatic Data Processing, Inc.	6,138,418	1,282,867,978
Ennis, Inc.	380,875	7,377,549
Kforce, Inc.	289,965	16,699,084
Paychex, Inc.	4,746,296	498,028,839
Robert Half International, Inc.	1,604,581	104,329,857
		1,909,303,307

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Discretionary Distribution & Retail 5.0%
Advance Auto Parts, Inc.	890,221	64,888,209
Best Buy Co., Inc.	2,964,742	215,447,801
Guess?, Inc.	449,346	8,631,937
The Buckle, Inc.	435,622	13,377,952
The Home Depot, Inc.	6,491,868	1,840,119,984
Williams-Sonoma, Inc.	987,749	112,119,389
		2,254,585,272

Consumer Durables & Apparel 0.6%
Carter's, Inc.	564,577	35,099,752
Ethan Allen Interiors, Inc.	336,395	8,419,967
Leggett & Platt, Inc.	1,963,050	59,833,764
M.D.C. Holdings, Inc.	843,870	33,991,083
Sturm Ruger & Co., Inc.	260,478	13,430,246
Whirlpool Corp.	805,742	104,174,383
		254,949,195

Consumer Services 1.0%
Cracker Barrel Old Country Store, Inc.	328,222	32,172,320
Darden Restaurants, Inc.	1,810,896	287,063,234
H&R Block, Inc.	2,301,249	68,692,283
The Wendy's Co.	2,523,555	55,543,446
		443,471,283

Energy 8.8%
Chevron Corp.	11,610,129	1,748,717,630
Coterra Energy, Inc.	11,667,303	271,264,795
EOG Resources, Inc.	8,691,943	932,558,564
ONEOK, Inc.	6,613,641	374,728,899
Valero Energy Corp.	5,704,817	610,643,612
		3,937,913,500

Financial Services 7.2%
Artisan Partners Asset Management, Inc., Class A	1,005,573	32,178,336
BlackRock, Inc.	2,222,474	1,461,387,779
Blackstone, Inc.	10,384,357	889,316,333
Cohen & Steers, Inc.	368,805	20,066,680
Federal Agricultural Mortgage Corp., Class C	137,599	18,412,122
Janus Henderson Group plc	1,963,428	51,598,888
Lazard Ltd., Class A	1,670,501	47,926,674
Northern Trust Corp.	3,083,652	221,776,252
Radian Group, Inc.	2,325,122	59,383,616
T. Rowe Price Group, Inc.	3,306,402	354,314,038
The Western Union Co.	5,716,605	65,112,131
		3,221,472,849

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 12.3%
Altria Group, Inc.	26,519,679	1,178,004,141
Kellogg Co.	3,787,874	252,916,347
PepsiCo, Inc.	10,931,368	1,993,334,955
The Coca-Cola Co.	31,517,767	1,880,349,979
Tyson Foods, Inc., Class A	4,285,636	217,024,607
		5,521,630,029

Household & Personal Products 1.5%
Kimberly-Clark Corp.	4,994,169	670,617,013

Insurance 1.7%
Fidelity National Financial, Inc.	4,027,468	137,497,758
First American Financial Corp.	1,531,766	84,139,906
Stewart Information Services Corp.	402,799	18,061,507
The Allstate Corp.	3,924,118	425,570,597
Unum Group	2,768,245	120,280,245
		785,550,013

Materials 3.1%
Amcor plc	22,033,364	212,401,629
Huntsman Corp.	2,674,375	63,516,406
International Paper Co.	5,263,153	154,947,224
LyondellBasell Industries N.V., Class A	3,758,192	321,475,744
Newmont Corp.	11,745,401	476,276,011
Packaging Corp. of America	1,369,199	169,821,752
		1,398,438,766

Media & Entertainment 0.7%
Paramount Global, Class B (a)	7,468,202	113,591,353
The Interpublic Group of Cos., Inc.	5,749,011	213,805,719
		327,397,072

Pharmaceuticals, Biotechnology & Life Sciences 16.0%
AbbVie, Inc.	12,649,261	1,745,092,047
Amgen, Inc.	7,895,706	1,742,187,529
Merck & Co., Inc.	17,476,292	1,929,557,400
Pfizer, Inc.	47,166,693	1,793,277,668
		7,210,114,644

Semiconductors & Semiconductor Equipment 9.5%
Broadcom, Inc.	2,992,957	2,418,189,538
Texas Instruments, Inc.	10,738,509	1,867,211,945
		4,285,401,483

Technology Hardware & Equipment 4.3%
Cisco Systems, Inc.	38,532,647	1,913,916,576

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecommunication Services 4.0%
Verizon Communications, Inc.	50,421,768	1,796,527,594

Transportation 3.8%
United Parcel Service, Inc., Class B	10,267,662	1,714,699,554

Utilities 0.3%
Clearway Energy, Inc., Class A	510,127	14,018,290
NRG Energy, Inc.	3,411,191	115,264,144
		129,282,434
Total Common Stocks (Cost $45,243,861,618)		44,795,211,296

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (b)	25,084,486	25,084,486
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (b)(c)	25,986,685	25,986,685
		51,071,171
Total Short-Term Investments (Cost $51,071,171)		51,071,171
Total Investments in Securities (Cost $45,294,932,789)		44,846,282,467

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
DJIA CBOT, e-mini, expires 06/16/23	708	116,745,660	(1,246,558)
S&P 400 Mid-Cap Index, e-mini, expires 06/16/23	119	28,667,100	(463,458)
Net Unrealized Depreciation			(1,710,016)

(a)	All or a portion of this security is on loan. Securities on loan were valued at $24,710,708.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$44,795,211,296	$—	$—	$44,795,211,296
Short-Term Investments[1]	51,071,171	—	—	51,071,171
Liabilities
Futures Contracts[2]	(1,710,016)	—	—	(1,710,016)
Total	$44,844,572,451	$—	$—	$44,844,572,451

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89948MAY23